united states
securities and exchange commission
Washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:           811-23570

Simplify Exchange Traded Funds

(Exact name of registrant as specified in charter)

10845 Griffith Peak Drive 2/F Las Vegas, NV 89135
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (646) 585-0476

Date of fiscal year end:           June 30

Date of reporting period:           December 31, 2025

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Simplify Aggregate Bond ETF

AGGH

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$304,768,794
Total number of portfolio holdings	7
Period portfolio turnover rate	21%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	91.8%
U.S. Treasury Bills	7.5%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Barrier Income ETF

SBAR

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Barrier Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Barrier Income ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$180,873,279
Total number of portfolio holdings	10
Period portfolio turnover rate	7%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	76.3%
U.S. Treasury Bills	24.3%
Money Market Funds	1.5%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(2.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Bond Bull ETF

RFIX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Bond Bull ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bond Bull ETF	$23	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$91,827,088
Total number of portfolio holdings	12
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	119.6%
Purchased Swaptions	(39.4)%
Other Assets in Excess of Liabilities	19.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify China A Shares PLUS Income ETF

CAS

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify China A Shares PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify China A Shares PLUS Income ETF	$49	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$9,900,016
Total number of portfolio holdings	14
Period portfolio turnover rate	108%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	58.2%
U.S. Exchange-Traded Funds	35.9%
Purchased Options	0.2%
Other Assets in Excess of Liabilities	5.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Currency Strategy ETF

FOXY

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Currency Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Currency Strategy ETF	$40	0.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$52,818,451
Total number of portfolio holdings	8
Period portfolio turnover rate	29%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	53.4%
U.S. Treasury Bills	49.9%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(3.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Enhanced Income ETF

HIGH

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$150,819,279
Total number of portfolio holdings	17
Period portfolio turnover rate	33%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	77.8%
U.S. Treasury Bills	21.4%
Money Market Funds	1.0%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Government Money Market ETF

SBIL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Government Money Market ETF (the "Fund") for the period of July 14, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Government Money Market ETF	$7Footnote Reference(1)	0.15%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period July 14, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$4,403,343,274
Total number of portfolio holdings	93
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	44.2%
U.S. Treasury Bills	25.8%
U.S. Government Obligations	18.7%
Repurchase Agreements	11.4%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Health Care ETF

PINK

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$28	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$347,232,346
Total number of portfolio holdings	61
Period portfolio turnover rate	111%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	96.2%
Money Market Funds	3.3%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Hedged Equity ETF

HEQT

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$21	0.40%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$330,580,901
Total number of portfolio holdings	5
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.6%
Purchased Options	0.5%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify High Yield ETF

CDX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify High Yield ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$460,379,501
Total number of portfolio holdings	8
Period portfolio turnover rate	2%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	73.2%
U.S. Treasury Bills	26.8%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(0.8)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Interest Rate Hedge ETF

PFIX

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$25	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$151,623,961
Total number of portfolio holdings	17
Period portfolio turnover rate	105%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	67.3%
U.S. Exchange-Traded Funds	15.8%
Purchased Swaptions	12.3%
Other Assets in Excess of Liabilities	4.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Intermediate Term Treasury Futures Strategy ETF

TYA

| Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$9	0.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$85,450,759
Total number of portfolio holdings	2
Period portfolio turnover rate	89%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.2%
Money Market Funds	0.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify MBS ETF

MTBA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$8	0.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$1,684,717,745
Total number of portfolio holdings	8
Period portfolio turnover rate	385%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	99.0%
U.S. Exchange-Traded Funds	88.3%
U.S. Treasury Bills	10.9%
Money Market Funds	0.5%
Liabilities in Excess of Other Assets	(98.7)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Next Intangible Core Index ETF

NXTI

| Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Next Intangible Core Index ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Next Intangible Core Index ETF	$13	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$35,748,586
Total number of portfolio holdings	201
Period portfolio turnover rate	13%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Short Term Treasury Futures Strategy ETF

TUA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$653,606,107
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	87.9%
U.S. Treasury Bills	12.2%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Target 15 Distribution ETF

XV

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Target 15 Distribution ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Target 15 Distribution ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$72,594,911
Total number of portfolio holdings	10
Period portfolio turnover rate	22%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	73.6%
U.S. Treasury Bills	28.2%
Money Market Funds	0.5%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(2.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Treasury Option Income ETF

BUCK

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Treasury Option Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$18	0.35%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$351,541,975
Total number of portfolio holdings	3
Period portfolio turnover rate	3%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	100.0%
Money Market Funds	0.0%Footnote Reference†
Purchased Options	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Bitcoin Strategy ETF

SPBC

| Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,975,788
Total number of portfolio holdings	3
Period portfolio turnover rate	11%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.1%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Convexity ETF

SPYC

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$95,031,280
Total number of portfolio holdings	14
Period portfolio turnover rate	3%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.8%
Purchased Options	0.5%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Downside Convexity ETF

SPD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$116,698,741
Total number of portfolio holdings	14
Period portfolio turnover rate	5%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	99.7%
Purchased Options	0.7%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.5)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Managed Futures Strategy ETF

CTAP

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Managed Futures Strategy ETF (the "Fund") for the period of December 8, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Managed Futures Strategy ETF	$1Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period December 8, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$4,467,907
Total number of portfolio holdings	4
Period portfolio turnover rate	35%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	70.0%
U.S. Treasury Bills	18.9%
Money Market Funds	7.3%
Other Assets in Excess of Liabilities	3.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify US Equity PLUS Upside Convexity ETF

SPUC

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$27	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$104,613,162
Total number of portfolio holdings	5
Period portfolio turnover rate	8%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	98.5%
Purchased Options	1.5%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify VettaFi Private Credit Strategy ETF

PCR

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify VettaFi Private Credit Strategy ETF (the "Fund") for the period of September 22, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify VettaFi Private Credit Strategy ETF	$20Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period September 22, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$2,287,685
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	102.0%
Money Market Funds	4.2%
Liabilities in Excess of Other Assets	(6.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Bitcoin Strategy PLUS Income ETF

MAXI

| Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$45	1.12%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,456,174
Total number of portfolio holdings	14
Period portfolio turnover rate	26%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	411.4%
U.S. Exchange-Traded Funds	88.8%
Purchased Options	3.3%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(403.5)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Gold Strategy PLUS Income ETF

YGLD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Gold Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy PLUS Income ETF	$32	0.53%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$49,228,349
Total number of portfolio holdings	15
Period portfolio turnover rate	189%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	77.4%
U.S. Treasury Bills	17.5%
Purchased Options	0.2%
Other Assets in Excess of Liabilities	4.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Multi-QIS Alternative ETF

QIS

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$44	1.05%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$59,230,764
Total number of portfolio holdings	18
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	91.4%
Money Market Funds	14.6%
U.S. Exchange-Traded Funds	9.7%
Purchased Options	0.2%
Liabilities in Excess of Other Assets	(15.9)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Volatility Premium ETF

SVOL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$36	0.69%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$630,395,724
Total number of portfolio holdings	29
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	180.6%
U.S. Exchange-Traded Funds	40.4%
Money Market Funds	2.2%
Purchased Options	0.9%
Liabilities in Excess of Other Assets	(124.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Opportunistic Income ETF

CRDT

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$48	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$57,648,835
Total number of portfolio holdings	72
Period portfolio turnover rate	52%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Asset Backed Securities	32.7%
Preferred Stocks	20.2%
Common Stocks	18.1%
Mortgage Backed Securities	11.3%
Corporate Bonds	8.1%
U.S. Treasury Bills	5.5%
Foreign Bonds	3.1%
Money Market Funds	1.6%
Term Loans	0.1%
Purchased Options	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Propel Opportunities ETF

SURI

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$142	2.55%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$75,247,165
Total number of portfolio holdings	37
Period portfolio turnover rate	29%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	52.5%
U.S. Treasury Bills	39.4%
Limited Partnership	32.4%
Money Market Funds	10.8%
Warrants	2.6%
Corporate Bonds	1.0%
Liabilities in Excess of Other Assets	(38.7)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Volt TSLA Revolution ETF

TESL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$48	0.95%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$24,065,933
Total number of portfolio holdings	18
Period portfolio turnover rate	221%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	47.5%
Money Market Funds	30.4%
Common Stocks	24.0%
Purchased Options	1.0%
Liabilities in Excess of Other Assets	(2.9)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Commodities Strategy No K-1 ETF

HARD

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$41	0.78%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$58,616,145
Total number of portfolio holdings	6
Period portfolio turnover rate	23%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	76.0%
U.S. Treasury Bills	29.7%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(6.0)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Managed Futures Strategy ETF

CTA

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$40	0.78%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$1,185,616,735
Total number of portfolio holdings	7
Period portfolio turnover rate	4%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	90.8%
U.S. Treasury Bills	11.9%
Money Market Funds	0.4%
Liabilities in Excess of Other Assets	(3.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Piper Sandler US Small-Cap PLUS Income ETF

LITL

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Piper Sandler US Small-Cap PLUS Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$47	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$5,903,627
Total number of portfolio holdings	160
Period portfolio turnover rate	118%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	98.7%
U.S. Exchange-Traded Funds	1.3%
Purchased Options	0.1%
Money Market Funds	0.0%Footnote Reference†
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Tara India Opportunities ETF

IOPP

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$35	0.70%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$8,810,053
Total number of portfolio holdings	27
Period portfolio turnover rate	8%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Common Stocks	89.8%
Money Market Funds	5.1%
Other Assets in Excess of Liabilities	5.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify National Muni Bond ETF

NMB

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$26	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,272,612
Total number of portfolio holdings	36
Period portfolio turnover rate	185%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Municipal Bonds	89.9%
Money Market Funds	12.1%
Purchased Options	0.1%
Liabilities in Excess of Other Assets	(2.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Gamma Emerging Market Bond ETF

GAEM

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$39	0.76%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$36,612,695
Total number of portfolio holdings	76
Period portfolio turnover rate	58%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Foreign Bonds	94.6%
U.S. Treasury Bills	3.9%
Money Market Funds	0.0%Footnote Reference†
Other Assets in Excess of Liabilities	1.5%
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Kayne Anderson Energy and Infrastructure Credit ETF

KNRG

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$39	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$16,808,559
Total number of portfolio holdings	37
Period portfolio turnover rate	48%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
Corporate Bonds	94.7%
Preferred Stocks	2.9%
Money Market Funds	0.8%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

Simplify Ancorato Target 25 Distribution ETF

XXV

| NYSE Arca, Inc.

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Simplify Ancorato Target 25 Distribution ETF (the "Fund") for the period of November 17, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Ancorato Target 25 Distribution ETF	$9Footnote Reference(1)	0.75%Footnote Reference(2)
Footnote	Description
Footnote(1)	Based on the period November 17, 2025 (commencement of operations) through December 31, 2025. Expenses would have been higher if based on the full reporting period.
Footnote(2)	Annualized

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$28,378,151
Total number of portfolio holdings	4
Period portfolio turnover rate	0%

Graphical Representation of Holdings

The table below shows the types of investments that make up the Fund as of the end of the reporting period.

Investment Categories	% of Net Assets
U.S. Treasury Bills	43.8%
U.S. Exchange-Traded Funds	39.2%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	16.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following are copies of the Funds’ Semi-Annual Financial Statements and Financial Highlights.

December 31, 2025

Semi-Annual Financial Statements
and Other Important Information

Simplify Exchange Traded Funds

Simplify Aggregate Bond ETF (AGGH)

Simplify Barrier Income ETF (SBAR)

Simplify Bond Bull ETF (RFIX)

Simplify China A Shares PLUS Income ETF (CAS)

Simplify Currency Strategy ETF (FOXY)

Simplify Enhanced Income ETF (HIGH)

Simplify Government Money Market ETF (SBIL)

Simplify Health Care ETF (PINK)

Simplify Hedged Equity ETF (HEQT)

Simplify High Yield ETF (CDX)

Simplify Interest Rate Hedge ETF (PFIX)

Simplify Intermediate Term Treasury Futures Strategy ETF (TYA)

Simplify MBS ETF (MTBA)

Simplify Next Intangible Core Index ETF (NXTI)

Simplify Short Term Treasury Futures Strategy ETF (TUA)

Simplify Target 15 Distribution ETF (XV)

Simplify Treasury Option Income ETF (BUCK)

Simplify US Equity PLUS Bitcoin Strategy ETF (SPBC)

Simplify US Equity PLUS Convexity ETF (SPYC)

Simplify US Equity PLUS Downside Convexity ETF (SPD)

Simplify US Equity PLUS Managed Futures Strategy ETF (CTAP)

Simplify US Equity PLUS Upside Convexity ETF (SPUC)

Simplify VettaFi Private Credit Strategy ETF (PCR)

Simplify Bitcoin Strategy PLUS Income ETF (MAXI)

Simplify Gold Strategy PLUS Income ETF (YGLD)

Simplify Multi-QIS Alternative ETF (QIS)

Simplify Volatility Premium ETF (SVOL)

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Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Aggregate Bond ETF

Schedule of Investments

December 31, 2025 (Unaudited)

		Shares	Value
U.S. Exchange-Traded Funds – 91.8%
Fixed Income Funds – 91.8%
iShares Core U.S. Aggregate Bond ETF (a)(b) (Cost $272,173,227)		2,800,131	$279,677,084

		Principal
U.S. Treasury Bills – 7.5%
U.S. Treasury Bill, 3.95%, 1/8/2026 (c)		$2,500,000	2,498,553
U.S. Treasury Bill, 3.87%, 3/3/2026 (c)		3,000,000	2,982,304
U.S. Treasury Bill, 3.81%, 3/31/2026 (b)(c)		4,300,000	4,263,146
U.S. Treasury Bill, 3.62%, 4/14/2026 (c)		2,800,000	2,772,114
U.S. Treasury Bill, 3.64%, 4/21/2026 (c)		10,500,000	10,388,061
Total U.S. Treasury Bills (Cost $22,897,620)			22,904,178

		Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $647,759)		647,759	647,759

Total Investments – 99.5%
(Cost $295,718,606)			$303,229,021
Other Assets in Excess of Liabilities – 0.5%			1,539,773
Net Assets – 100.0%			$304,768,794

	Number of Contracts	Notional Amount
Written Options – (0.3)%

Puts – Exchange-Traded – (0.2)%
U.S. Long Bond, January Strike Price $113, Expires 1/23/26	(300)	$(33,900,000)	$(51,563)
U.S. Long Bond, January Strike Price $114, Expires 1/23/26	(300)	(34,200,000)	(107,813)
U.S. Long Bond, January Strike Price $115, Expires 1/23/26	(300)	(34,500,000)	(201,563)
U.S. Long Bond, February Strike Price $110, Expires 2/20/26	(300)	(33,000,000)	(51,562)
U.S. Long Bond, February Strike Price $111, Expires 2/20/26	(300)	(33,300,000)	(79,687)
U.S. Long Bond, February Strike Price $112, Expires 2/20/26	(300)	(33,600,000)	(117,187)
			(609,375)
Calls – Exchange-Traded – (0.1)%
U.S. Long Bond, January Strike Price $117, Expires 1/23/26	(300)	$(35,100,000)	$(117,187)
U.S. Long Bond, January Strike Price $118, Expires 1/23/26	(300)	(35,400,000)	(60,938)
U.S. Treasury Bond Future, January Strike Price $116, Expires 1/09/26	(300)	(34,800,000)	(121,875)
			(300,000)

Total Written Options (Premiums Received $1,353,481)			$(909,375)

See Notes to Financial Statements.

Simplify Aggregate Bond ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures	1,000	$112,437,500	3/20/26	$(613,078)

Short position contracts:
U.S. Treasury Long Bond Futures	(89)	(10,287,844)	3/20/26	146,457
Total net unrealized depreciation				$(466,621)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $462,225 have been pledged as collateral for options and swaps as of December 31, 2025.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, centrally cleared credit default swap contracts outstanding were as follows:

Reference Entity	Maturity Date	Buy/Sell Protection	(Pay)/ Receive Financing Rate(1)	Counterparty	Notional Amount(2)	Fair Value	Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
CDX IG CDSI 45 5Y	12/20/2030	Buy(3)	1.00%	MSCS	80,000,000	$(1,831,499)	$(1,795,506)	$(35,993)

(1)	Payments received quarterly.
(2)	The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At December 31, 2025, centrally cleared interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund(1)	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
3.82% (SOFR + 0.00%)	3.896	Annual/Annual	MSCS	12/15/2037	41,700,000	$531,142	$0	$531,142

(1)	The Fund pays the fixed rate and receives the floating rate.

Abbreviations:

MSCS	:	Morgan Stanley Capital Services LLC
SOFR	:	Secured overnight Financing Rate

See Notes to Financial Statements.

Simplify Barrier Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 76.3%
Money Market Funds – 76.3%
Simplify Government Money Market ETF (a)(b)
(Cost $138,095,722)	1,379,000	$138,024,110

	Principal
U.S. Treasury Bills – 24.3%
U.S. Treasury Bill, 3.95%, 1/8/2026 (c)	$5,130,000	5,127,030
U.S. Treasury Bill, 3.81%, 2/24/2026 (c)(d)	500,000	497,402
U.S. Treasury Bill, 3.85%, 3/3/2026 (c)(d)	15,500,000	15,408,569
U.S. Treasury Bill, 3.87%, 3/17/2026 (c)(d)	13,750,000	13,651,599
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)(d)	6,860,000	6,801,204
U.S. Treasury Bill, 3.62%, 4/14/2026 (c)(d)	2,500,000	2,475,102
Total U.S. Treasury Bills (Cost $43,938,719)		43,960,906

Shares
Money Market Fund – 1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (e)
(Cost $2,659,944)	2,659,944	2,659,944

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $5,450, Expires 1/16/26	150	81,750,000	9,375
S&P 500 Index, February Strike Price $5,300, Expires 2/20/26	215	113,950,000	103,200
			112,575

Total Purchased Options (Cost $454,244)			112,575

Total Investments – 102.1%
(Cost $185,148,629)	$184,757,535
Liabilities in Excess of Other Assets – (2.1)%	(3,884,256)
Net Assets – 100.0%	$180,873,279

	Number of Contracts	Notional Amount
Written Options – (2.9)%
Puts - Over the Counter Barrier Options – (2.9)%
SPX/RTY/NDX WOF, Expires 01/08/27, P100%/70% NC3 EKI (Counterparty: Nomura International)	(10,000,000)	$(7,000,000)	$(379,950)
SPX/RTY/NDX WOF, Expires 01/08/27, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(6,000,000)	(4,200,000)	(234,600)
SPX/RTY/NDX WOF, Expires 10/09/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(4,000,000)	(2,800,000)	(25,270)
SPX/RTY/NDX WOF, Expires 10/09/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(650,000)	(455,000)	(4,810)

See Notes to Financial Statements.

Simplify Barrier Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(2,000,000)	$(1,400,000)	$(44,400)
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(650,000)	(455,000)	(14,235)
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(1,000,000)	(700,000)	(15,600)
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,000,000)	(1,400,000)	(23,722)
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,000,000)	(1,400,000)	(49,066)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(2,000,000)	(1,400,000)	(40,800)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(1,000,000)	(700,000)	(32,900)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(1,500,000)	(1,050,000)	(48,750)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,500,000)	(139,500)
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,000,000)	(1,400,000)	(58,160)
SPX/RTY/NDX WOF, Expires 10/30/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(8,000,000)	(5,600,000)	(261,600)
SPX/RTY/NDX WOF, Expires 10/30/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(10,000,000)	(7,000,000)	(312,669)
SPX/RTY/NDX WOF, Expires 11/06/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(10,000,000)	(7,000,000)	(270,739)
SPX/RTY/NDX WOF, Expires 11/13/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,500,000)	(147,500)
SPX/RTY/NDX WOF, Expires 11/13/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,500,000)	(174,500)
SPX/RTY/NDX WOF, Expires 11/20/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(1,500,000)	(1,050,000)	(46,800)
SPX/RTY/NDX WOF, Expires 11/20/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(8,000,000)	(5,600,000)	(218,291)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(3,000,000)	(2,100,000)	(97,243)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty: BNP Paribas)	(2,000,000)	(1,400,000)	(44,409)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,500,000)	(184,000)
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(2,000,000)	(1,400,000)	(70,000)
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,000,000)	(1,400,000)	(55,747)
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,000,000)	(1,400,000)	(48,700)
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(6,000,000)	(4,200,000)	(140,688)
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(1,500,000)	(1,050,000)	(40,253)
SPX/RTY/NDX WOF, Expires 12/11/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(4,000,000)	(2,800,000)	(166,800)
SPX/RTY/NDX WOF, Expires 12/11/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(3,800,000)	(2,660,000)	(144,780)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(3,500,000)	(2,450,000)	(172,200)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(5,500,000)	(3,850,000)	(221,686)
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(4,000,000)	(2,800,000)	(156,503)

See Notes to Financial Statements.

Simplify Barrier Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(2,300,000)	$(1,610,000)	$(85,802)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(7,500,000)	(5,250,000)	(310,500)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(1,300,000)	(910,000)	(49,140)
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI (Counterparty: Nomura International)	(4,500,000)	(3,150,000)	(180,859)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(2,500,000)	(1,750,000)	(110,000)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,500,000)	(195,500)
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI (Counterparty: HSBC Bank)	(7,500,000)	(5,250,000)	(262,500)
			(5,281,172)

Total Written Options (Premiums Received $6,394,500)			$(5,281,172)

†	Less than 0.05%
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Securities with an aggregate market value of $23,578,179 have been pledged as collateral for options as of December 31, 2025.
(e)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$142,617,390	$(4,508,442)	$(13,226)	$(71,612)	$138,024,110	1,379,000	$1,409,528	$—
	$—	$142,617,390	$(4,508,442)	$(13,226)	$(71,612)	$138,024,110	1,379,000	$1,409,528	$—

Abbreviations:

KO	-	Knock Out. - Represents a knock-out option contract with a built-in mechanism to expire worthless if a specified price level in the underlying asset(s) is reached.
EKI	-	European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.

Simplify Bond Bull ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 119.6%
U.S. Treasury Bill, 3.95%, 1/8/2026 (a)(b)	$22,400,000	$22,387,033
U.S. Treasury Bill, 3.83%, 2/24/2026 (a)(b)	12,000,000	11,937,637
U.S. Treasury Bill, 3.85%, 3/3/2026 (a)(b)	2,700,000	2,684,073
U.S. Treasury Bill, 3.87%, 3/17/2026 (a)(b)	21,000,000	20,849,715
U.S. Treasury Bill, 3.76%, 3/31/2026 (a)(b)	23,550,000	23,348,157
U.S. Treasury Bill, 3.63%, 4/14/2026 (a)(b)	23,900,000	23,661,976
U.S. Treasury Bill, 3.64%, 4/28/2026 (a)(b)	5,000,000	4,943,374
Total U.S. Treasury Bills (Cost $109,775,439)		109,811,965

	Notional Amount
Purchased Swaptions – (39.4)%

Calls – Over the Counter – (39.4)%
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Bank of America)	325,000,000	(3,511,806)
Interest Rate Swaption, pay semi annually a fixed rate of 2.75% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Goldman Sachs International)	75,000,000	(922,602)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Goldman Sachs International)	1,200,000,000	(19,006,434)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/17/42 (counterparty: Morgan Stanley Capital Services LLC)	725,000,000	(9,759,010)
Interest Rate Swaption, pay semi annually a fixed rate of 3.00% and received quarterly a floating rate of SOFR, Expires 3/16/32 (counterparty: Nomura International)	175,000,000	(2,938,525)
		(36,138,377)

Total Purchased Swaptions (Cost $0)		(36,138,377)

Total Investments – 80.2%
(Cost $109,775,439)		$73,673,588
Other Assets in Excess of Liabilities – 19.8%		18,153,500
Net Assets – 100.0%		$91,827,088

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $109,810,257 have been pledged as collateral for options as of December 31, 2025.

See Notes to Financial Statements.

Simplify China A Shares PLUS Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 58.2%
U.S. Treasury Bill, 3.84%, 2/24/2026 (a)(b)	$2,000,000	$1,989,606
U.S. Treasury Bill, 3.83%, 3/17/2026 (a)(b)	1,100,000	1,092,128
U.S. Treasury Bill, 3.81%, 3/31/2026 (a)(b)	2,700,000	2,676,859
Total U.S. Treasury Bills (Cost $5,755,763)		5,758,593

Shares
U.S. Exchange-Traded Funds – 35.9%
Money Market Funds – 35.9%
Simplify Government Money Market ETF (b)(c)(d)
(Cost $3,553,979)	35,500	3,553,195

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	17	11,772,500	85
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	14	9,737,000	56
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	48	33,600,000	144
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	5	3,442,500	2,525
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	13	9,041,500	97
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	14	9,681,000	12,880
			15,787
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (e)	1	2,310,000	1,600
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (e)	10	2,275,000	975
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	14	9,324,000	3,430
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (e)	3	1,890,000	698
			6,703

Total Purchased Options (Cost $88,483)			22,490

Total Investments – 94.3%
(Cost $9,398,225)	$9,334,278
Other Assets in Excess of Liabilities – 5.7%	565,738
Net Assets – 100.0%	$9,900,016

	Number of Contracts	Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(1)	$(2,410,000)	$(5,450)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(10)	(2,375,000)	(4,600)

See Notes to Financial Statements.

Simplify China A Shares PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(3)	$(1,980,000)	$(2,910)
			(12,960)

Total Written Options (Premiums Received $11,964)			$(12,960)

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $7,113,185 have been pledged as collateral for options and swaps as of December 31, 2025.
(c)	Affiliated fund managed by Simplify Asset Management Inc.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(e)	Held in connection with Written Options.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$8,116,258	$(4,556,154)	$(6,125)	$(784)	$3,553,195	35,500	$94,374	$—
	$—	$8,116,258	$(4,556,154)	$(6,125)	$(784)	$3,553,195	35,500	$94,374	$—

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
CCSI 1000 Net Total Return Index	4/15/2026	(9.36)% (SOFR -13.00)(c)	BOFA	(1,311,259)	$69,084
CCSI 2000 Net Total Return Index	4/15/2026	(14.36)% (SOFR -18.00)(c)	BOFA	(1,619,951)	82,977
CCSI 300 Net Return Index	4/15/2026	1.14% (SOFR -2.50)(c)	BOFA	(2,311,296)	62,885
CCSI 500 Net Total Return Index	4/15/2026	(6.36)% (SOFR -10.00)(c)	BOFA	(1,371,354)	84,375
DCSI 1000 Net Total Return Index	1/15/2026	(11.86)% (SOFR -15.50)(c)	BOFA	(586,357)	25,071
DCSI 2000 Net Total Return Index	1/15/2026	(14.36)% (SOFR -18.00)(c)	BOFA	(757,662)	30,564
DCSI 300 Net Return Index	1/15/2026	(0.06)% (SOFR -3.70)(c)	BOFA	(1,057,481)	21,301
DCSI 500 Net Total Return Index	1/15/2026	(7.36)% (SOFR -11.00)(c)	BOFA	(511,762)	24,940
					$401,197

(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

See Notes to Financial Statements.

Simplify China A Shares PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Abbreviations:

SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

Simplify Currency Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 53.4%
Money Market Funds – 53.4%
Simplify Government Money Market ETF (a)(b)
(Cost $28,248,807)	282,000	$28,225,380

	Principal
U.S. Treasury Bills – 49.9%
U.S. Treasury Bill, 3.94%, 1/8/2026 (c)	$2,710,000	2,708,431
U.S. Treasury Bill, 3.84%, 2/24/2026 (c)	2,000,000	1,989,606
U.S. Treasury Bill, 3.85%, 3/3/2026 (c)	9,400,000	9,344,552
U.S. Treasury Bill, 3.83%, 3/17/2026 (c)	2,200,000	2,184,256
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)	8,290,000	8,218,948
U.S. Treasury Bill, 3.63%, 4/14/2026 (c)	1,900,000	1,881,077
Total U.S. Treasury Bills (Cost $26,314,097)		26,326,870

	Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $76,785)	76,785	76,785

Total Investments – 103.4%
(Cost $54,639,689)		$54,629,035
Liabilities in Excess of Other Assets – (3.4)%		(1,810,584)
Net Assets – 100.0%		$52,818,451

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$31,558,879	$(3,307,427)	$(2,645)	$(23,427)	$28,225,380	282,000	$237,180	$—
	$—	$31,558,879	$(3,307,427)	$(2,645)	$(23,427)	$28,225,380	282,000	$237,180	$—

As of December 31, 2025, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch Pierce Fenner & Smith, Inc.	3/18/2026	AUD	50,000,000	USD	33,453,225	$83,830	$–
Morgan Stanley Capital Services	3/18/2026	AUD	42,910,000	USD	28,351,761	–	(285,853)
Goldman Sachs & Co.	3/18/2026	BRL	4,016,508	USD	726,000	6,233	–

See Notes to Financial Statements.

Simplify Currency Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services	3/18/2026	CAD	1,100,000	USD	799,964	$–	$(4,126)
Morgan Stanley Capital Services	3/18/2026	CAD	38,240,000	USD	28,063,983	110,890	–
Morgan Stanley Capital Services	3/18/2026	CHF	30,420,000	USD	38,687,657	–	(33,586)
Morgan Stanley Capital Services	3/18/2026	CLP	20,908,995,900	USD	22,653,300	–	(591,691)
Citigroup Global Markets	3/18/2026	CNH	40,452,962	USD	5,756,200	–	(69,611)
Goldman Sachs & Co.	3/18/2026	CNH	4,817,823	USD	691,000	–	(2,836)
Goldman Sachs & Co.	3/18/2026	COP	8,382,929,590	USD	2,161,000	–	(1,771)
Goldman Sachs & Co.	3/18/2026	EUR	1,100,000	USD	1,293,516	–	(3,899)
Nomura Securities & Co.	3/18/2026	EUR	4,690,000	USD	5,542,552	10,847	–
Merrill Lynch Pierce Fenner & Smith, Inc.	3/18/2026	GBP	24,820,000	USD	33,494,930	45,742	–
Nomura Securities & Co.	3/18/2026	GBP	42,600,000	USD	56,976,855	–	(433,919)
Citigroup Global Markets	3/18/2026	JPY	333,920,000	USD	2,148,114	2,090	–
Citigroup Global Markets	3/18/2026	JPY	33,040,000	USD	211,128	–	(1,212)
Merrill Lynch Pierce Fenner & Smith, Inc.	3/18/2026	JPY	5,913,880,000	USD	38,490,015	482,916	–
The Bank of New York Mellon	3/18/2026	JPY	105,470,000	USD	681,687	3,857	–
Citigroup Global Markets	3/18/2026	KRW	28,193,349,152	USD	19,249,600	–	(381,288)
The Bank of New York Mellon	3/18/2026	KRW	6,784,801,238	USD	4,719,000	–	(5,223)
The Bank of New York Mellon	3/18/2026	KRW	332,912,735	USD	226,000	–	(5,805)
Goldman Sachs & Co.	3/18/2026	MXN	78,245,126	USD	4,292,000	–	(20,176)
Goldman Sachs & Co.	3/18/2026	MXN	38,533,421	USD	2,100,000	–	(23,620)
Citigroup Global Markets	3/18/2026	NOK	175,000,000	USD	17,231,267	–	(124,905)
Morgan Stanley Capital Services	3/18/2026	NOK	211,570,000	USD	20,764,034	–	(219,081)
Citigroup Global Markets	3/18/2026	SEK	353,350,000	USD	38,186,704	–	(350,505)
Goldman Sachs & Co.	3/18/2026	SGD	1,993,656	USD	1,562,000	3,159	–
Goldman Sachs & Co.	3/18/2026	SGD	231,307	USD	180,000	–	(859)
Morgan Stanley Capital Services	3/18/2026	SGD	18,492,690	USD	14,366,200	–	(93,248)
Nomura Securities & Co.	3/18/2026	TWD	3,007,382	USD	96,000	–	(203)
Morgan Stanley Capital Services	3/18/2026	USD	28,527,267	AUD	42,910,000	110,347	–
Citigroup Global Markets	3/18/2026	USD	810,000	BRL	4,561,369	7,407	–
Citigroup Global Markets	3/18/2026	USD	5,849,700	BRL	32,783,766	25,219	–
Morgan Stanley Capital Services	3/18/2026	USD	28,668,718	CAD	39,340,000	88,465	–
Morgan Stanley Capital Services	3/18/2026	USD	3,169,669	CHF	2,480,000	–	(12,907)
Morgan Stanley Capital Services	3/18/2026	USD	1,217,868	CHF	960,000	4,104	–
The Bank of New York Mellon	3/18/2026	USD	682,666	CHF	534,000	–	(2,944)
Citigroup Global Markets	3/18/2026	USD	1,025,000	CLP	924,765,250	3,082	–
Goldman Sachs & Co.	3/18/2026	USD	2,100,000	CLP	1,935,920,910	52,206	–
Merrill Lynch Pierce Fenner & Smith, Inc.	3/18/2026	USD	2,200,000	CLP	2,009,942,000	34,497	–
Goldman Sachs & Co.	3/18/2026	USD	574,000	CNH	4,027,469	6,014	–
Citigroup Global Markets	3/18/2026	USD	14,786,900	COP	57,781,586,178	120,576	–
Citigroup Global Markets	3/18/2026	USD	1,379,000	COP	5,249,797,840	–	(24,568)

See Notes to Financial Statements.

Simplify Currency Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.	3/18/2026	USD	450,000	COP	1,726,555,500	$–	$(4,554)
Nomura Securities & Co.	3/18/2026	USD	57,088,515	EUR	48,500,000	115,684	–
Nomura Securities & Co.	3/18/2026	USD	57,037,634	GBP	42,600,000	373,140	–
Citigroup Global Markets	3/18/2026	USD	2,483,000	INR	224,713,983	2,573	–
The Bank of New York Mellon	3/18/2026	USD	18,059,000	INR	1,649,236,369	183,293	–
Citigroup Global Markets	3/18/2026	USD	58,845,581	JPY	9,032,780,000	–	(794,054)
Citigroup Global Markets	3/18/2026	USD	8,386,891	JPY	1,289,000,000	–	(102,795)
Citigroup Global Markets	3/18/2026	USD	3,679,000	KRW	5,416,849,230	92,725	–
Goldman Sachs & Co.	3/18/2026	USD	2,204,000	MXN	39,707,476	–	(15,677)
Morgan Stanley Capital Services	3/18/2026	USD	21,693,300	MXN	398,717,366	280,458	–
Citigroup Global Markets	3/18/2026	USD	17,415,227	NOK	175,000,000	–	(59,055)
Morgan Stanley Capital Services	3/18/2026	USD	4,060,451	NOK	40,650,000	–	(28,861)
Morgan Stanley Capital Services	3/18/2026	USD	15,944,120	NOK	160,200,000	–	(55,785)
Morgan Stanley Capital Services	3/18/2026	USD	1,057,152	NOK	10,720,000	6,037	–
Citigroup Global Markets	3/18/2026	USD	58,338,569	SEK	531,483,513	–	(373,687)
Citigroup Global Markets	3/18/2026	USD	1,036,378	SEK	9,560,000	6,259	–
Merrill Lynch Pierce Fenner & Smith, Inc.	3/18/2026	USD	4,726,569	SEK	43,000,000	–	(36,885)
Nomura Securities & Co.	3/18/2026	USD	1,432,000	SGD	1,838,093	5,206	–
Nomura Securities & Co.	3/18/2026	USD	96,000	TWD	3,031,603	978	–
Citigroup Global Markets	3/18/2026	USD	19,685,000	ZAR	331,319,377	212,665	–
Morgan Stanley Capital Services	3/18/2026	USD	19,466,900	ZAR	333,293,671	549,332	–
Citigroup Global Markets	3/18/2026	ZAR	334,825,472	USD	19,685,000	–	(423,226)
Morgan Stanley Capital Services	3/18/2026	ZAR	327,754,791	USD	19,466,900	–	(216,690)
Total unrealized appreciation (depreciation)						$3,029,831	$(4,805,105)

See Notes to Financial Statements.

Simplify Currency Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

Simplify Enhanced Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 77.8%
Money Market Funds – 77.8%
Simplify Government Money Market ETF (a)(b)
(Cost $117,253,686)	1,171,881	$117,293,569

	Principal
U.S. Treasury Bills – 21.4%
U.S. Treasury Bill, 3.83%, 2/24/2026 (c)(d)	$3,000,000	2,984,409
U.S. Treasury Bill, 3.83%, 3/17/2026 (c)(d)	9,300,000	9,233,445
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)(d)	1,500,000	1,487,144
U.S. Treasury Bill, 3.62%, 4/14/2026 (c)(d)	17,850,000	17,672,229
U.S. Treasury Bill, 3.64%, 4/28/2026 (c)(d)	900,000	889,807
Total U.S. Treasury Bills (Cost $32,256,248)		32,267,034

Shares
Money Market Fund – 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (e)
(Cost $1,567,273)	1,567,273	1,567,273

	Number of Contracts	Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	205	141,962,500	1,025
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	215	149,532,500	860
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	615	430,500,000	1,845
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	59	40,621,500	29,795
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	202	140,491,000	1,515
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	215	148,672,500	197,800
			232,840
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (f)	15	34,650,000	24,000
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (f)	157	35,717,500	15,308
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	221	147,186,000	54,145
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (f)	51	32,130,000	11,857
			105,310

Total Purchased Options (Cost $1,178,285)			338,150

Total Investments – 100.4%
(Cost $152,255,492)			$151,466,026
Liabilities in Excess of Other Assets – (0.4)%			(646,747)
Net Assets – 100.0%			$150,819,279

See Notes to Financial Statements.

Simplify Enhanced Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(15)	$(36,150,000)	$(81,750)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(157)	(37,287,500)	(72,220)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(51)	(33,660,000)	(49,470)
			(203,440)

Total Written Options (Premiums Received $187,664)			$(203,440)

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Securities with an aggregate market value of $14,541,404 have been pledged as collateral for options as of December 31, 2025.
(e)	Rate shown reflects the 7-day yield as of December 31, 2025.
(f)	Held in connection with Written Options.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$159,651,873	$(42,384,703)	$(13,484)	$39,883	$117,293,569	1,171,881	$2,518,922	$—
	$—	$159,651,873	$(42,384,703)	$(13,484)	$39,883	$117,293,569	1,171,881	$2,518,922	$—

See Notes to Financial Statements.

Simplify Government Money Market ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Government Agency Mortgage Backed Securities – 44.2%
Federal Agricultural Mortgage Corp., 3.71%, 8/4/2026	$20,000,000	$20,002,441
Federal Agricultural Mortgage Corp., 3.79%, 3/24/2027	15,000,000	15,000,000
Federal Agricultural Mortgage Corp., 3.75%, 4/6/2027	15,000,000	15,000,000
Federal Agricultural Mortgage Corp., 3.82%, 4/16/2027	15,000,000	15,001,361
Federal Agricultural Mortgage Corp., 3.81%, 6/4/2027	10,000,000	10,000,999
Federal Agricultural Mortgage Corp., 3.81%, 6/15/2027	10,000,000	10,001,392
Federal Agricultural Mortgage Corp., 4.41%, 7/29/2027	205,000	206,042
Federal Agricultural Mortgage Corp., 3.83%, 11/18/2027	10,000,000	10,001,900
Federal Agricultural Mortgage Corp., 3.84%, 12/9/2027	10,000,000	10,001,348
Federal Agricultural Mortgage Corp. Discount Notes, 2/24/2026 (a)	50,000,000	49,731,493
Federal Farm Credit Banks Funding Corp., 4.13%, 2/26/2026	137,000	137,085
Federal Farm Credit Banks Funding Corp., 3.81%, 5/20/2026	10,000,000	9,997,648
Federal Farm Credit Banks Funding Corp., 0.95%, 6/15/2026	2,000,000	1,976,198
Federal Farm Credit Banks Funding Corp., 2.63%, 8/3/2026	445,000	442,304
Federal Farm Credit Banks Funding Corp., 0.60%, 8/18/2026	1,000,000	981,755
Federal Farm Credit Banks Funding Corp., 3.10%, 8/24/2026	160,000	159,397
Federal Farm Credit Banks Funding Corp., 4.88%, 8/28/2026	190,000	191,632
Federal Farm Credit Banks Funding Corp., 0.74%, 9/2/2026	1,500,000	1,471,299
Federal Farm Credit Banks Funding Corp., 5.13%, 9/9/2026	600,000	606,134
Federal Farm Credit Discount Notes, 2/3/2026 (a)	25,000,000	24,917,007
Federal Farm Credit Discount Notes, 2/24/2026 (a)	25,000,000	24,865,747
Federal Farm Credit Discount Notes, 4/2/2026 (a)	40,000,000	39,639,156
Federal Home Loan Bank Discount Notes, 1/7/2026 (a)	50,000,000	49,965,972
Federal Home Loan Bank Discount Notes, 1/14/2026 (a)	100,000,000	99,863,889
Federal Home Loan Bank Discount Notes, 1/16/2026 (a)	50,000,000	49,922,222
Federal Home Loan Bank Discount Notes, 1/21/2026 (a)	1,700,000	1,696,529
Federal Home Loan Bank Discount Notes, 1/23/2026 (a)	106,000,000	105,762,972
Federal Home Loan Bank Discount Notes, 1/28/2026 (a)	5,800,000	5,784,211
Federal Home Loan Bank Discount Notes, 1/30/2026 (a)	2,700,000	2,692,125
Federal Home Loan Bank Discount Notes, 2/3/2026 (a)	50,000,000	49,834,014
Federal Home Loan Bank Discount Notes, 2/20/2026 (a)	3,982,000	3,962,171
Federal Home Loan Bank Discount Notes, 2/24/2026 (a)	60,000,000	59,677,792
Federal Home Loan Bank Discount Notes, 2/25/2026 (a)	54,175,000	53,878,783
Federal Home Loan Bank Discount Notes, 2/27/2026 (a)	26,350,000	26,200,778
Federal Home Loan Bank Discount Notes, 3/6/2026 (a)	100,000,000	99,366,250
Federal Home Loan Bank Discount Notes, 3/9/2026 (a)	100,000,000	99,337,000
Federal Home Loan Bank Discount Notes, 3/11/2026 (a)	100,000,000	99,317,500
Federal Home Loan Bank Discount Notes, 3/20/2026 (a)	700,000	694,608
Federal Home Loan Bank Discount Notes, 3/23/2026 (a)	40,000,000	39,680,200
Federal Home Loan Bank Discount Notes, 3/25/2026 (a)	60,000,000	59,508,600
Federal Home Loan Bank Discount Notes, 3/26/2026 (a)	50,000,000	49,585,625
Federal Home Loan Bank Discount Notes, 4/16/2026 (a)	158,000,000	156,357,765
Federal Home Loan Banks, 0.55%, 1/20/2026	15,000,000	14,977,165
Federal Home Loan Banks, 0.63%, 1/22/2026	2,500,000	2,495,771
Federal Home Loan Banks, 0.55%, 2/12/2026	2,400,000	2,391,664
Federal Home Loan Banks, 0.60%, 2/18/2026	895,000	891,425
Federal Home Loan Banks, 0.75%, 2/24/2026	940,000	936,001
Federal Home Loan Banks, 0.65%, 2/26/2026	4,500,000	4,479,752
Federal Home Loan Banks, 3.82%, 4/10/2026	12,000,000	12,003,877
Federal Home Loan Banks, 0.88%, 5/20/2026	605,000	598,464

See Notes to Financial Statements.

Simplify Government Money Market ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Government Agency Mortgage Backed Securities (continued)
Federal Home Loan Banks, 1.50%, 5/26/2026	$100,000	$99,138
Federal Home Loan Banks, 4.38%, 6/12/2026	50,000	50,149
Federal Home Loan Banks, 4.63%, 9/11/2026	2,950,000	2,970,556
Federal Home Loan Banks, 1.75%, 11/24/2026	2,500,000	2,459,338
Federal Home Loan Mortgage Corporation, 1/14/2026 (a)	607,000	606,174
Federal Home Loan Mortgage Corporation, 0.55%, 1/22/2026	2,225,000	2,221,237
Federal Home Loan Mortgage Corporation, Series RB, 2/3/2026 (a)	50,000,000	49,834,014
Federal Home Loan Mortgage Corporation, 0.70%, 2/12/2026	2,000,000	1,993,380
Federal Home Loan Mortgage Corporation, 2/18/2026 (a)	40,000,000	39,808,628
Federal Home Loan Mortgage Corporation, 3.85%, 9/22/2027	144,000,000	144,283,918
Federal National Mortgage Association, 1/6/2026 (a)	100,000,000	99,941,667
Federal National Mortgage Association, 1/7/2026 (a)	10,000,000	9,993,194
Federal National Mortgage Association, 1/20/2026 (a)	50,000,000	49,902,778
Federal National Mortgage Association, Series BB, 1/22/2026 (a)	100,000,000	99,786,111
Federal National Mortgage Association, Series BB, 1/29/2026 (a)	31,000,000	30,912,597
Federal National Mortgage Association, 0.60%, 8/25/2026	1,000,000	980,806
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,947,524,037)		1,948,039,148

U.S. Treasury Bills – 25.8%
U.S. Treasury Bill, 3.64%, 1/29/2026 (a)	3,000,000	2,992,078
U.S. Treasury Bill, 3.67%, 2/10/2026 (a)	100,000,000	99,617,258
U.S. Treasury Bill, 3.87%, 2/12/2026 (a)	150,000,000	149,387,476
U.S. Treasury Bill, 3.86%, 2/19/2026 (a)	100,000,000	99,525,983
U.S. Treasury Bill, 3.64%, 3/3/2026 (a)	100,000,000	99,410,125
U.S. Treasury Bill, 3.84%, 3/24/2026 (a)	100,000,000	99,212,387
U.S. Treasury Bill, 3.64%, 3/26/2026 (a)	100,000,000	99,190,366
U.S. Treasury Bill, 3.82%, 3/31/2026 (a)	101,000,000	100,134,347
U.S. Treasury Bill, 3.71%, 4/7/2026 (a)	120,000,000	118,886,442
U.S. Treasury Bill, 3.63%, 4/14/2026 (a)	70,000,000	69,302,858
U.S. Treasury Bill, 3.63%, 4/21/2026 (a)	100,000,000	98,933,919
U.S. Treasury Bill, 3.64%, 4/28/2026 (a)	100,000,000	98,867,469
Total U.S. Treasury Bills (Cost $1,135,168,684)		1,135,460,708

U.S. Government Obligations – 18.7%
U.S. Treasury Floating Rate Note, 3.85%, 1/31/2026	186,000,000	185,997,089
U.S. Treasury Floating Rate Note, 3.75%, 4/30/2026	100,000,000	99,994,693
U.S. Treasury Floating Rate Note, 3.78%, 7/31/2026	125,000,000	125,046,524
U.S. Treasury Floating Rate Note, 3.76%, 7/31/2027	50,000,000	50,032,645
U.S. Treasury Floating Rate Note, 3.79%, 10/31/2027	60,000,000	60,047,256
U.S. Treasury Floating Rate Note - When Issued, 3.70%, 1/31/2027	50,000,000	49,988,126
U.S. Treasury Floating Rate Note - When Issued, 3.76%, 4/30/2027	103,000,000	103,041,346
U.S. Treasury Note, 3.88%, 1/15/2026	22,000,000	22,000,896
U.S. Treasury Note, 0.75%, 5/31/2026	130,000,000	128,516,700
Total U.S. Government Obligations (Cost $824,240,099)		824,665,275

See Notes to Financial Statements.

Simplify Government Money Market ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal	Value
Repurchase Agreements – 11.4%
Morgan Stanley Capital Services LLC, 3.75%	100,000,000	$100,000,000
Morgan Stanley Capital Services LLC, 3.75%	100,000,000	100,000,000
Morgan Stanley Capital Services LLC, 3.69%	100,000,000	100,000,000
Morgan Stanley Capital Services LLC, 3.70%	150,000,026	150,000,026
Morgan Stanley Capital Services LLC, 3.66%	50,000,041	50,000,041
(Cost $500,000,067)		500,000,067

	Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (b)
(Cost $4,195,682)	4,195,682	4,195,682

Total Investments – 100.2%
(Cost $4,411,128,569)		$4,412,360,880
Liabilities in Excess of Other Assets – (0.2)%		(9,017,606)
Net Assets – 100.0%		$4,403,343,274

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks – 96.2%
Consumer Discretionary – 2.6%
Chewy, Inc., Class A*	14,013	$463,130
Warby Parker, Inc., Class A*	400,343	8,723,474
		9,186,604
Financials – 0.9%
Oscar Health, Inc., Class A*	205,131	2,947,732

Health Care – 87.6%
10X Genomics, Inc., Class A*	485,977	7,926,285
Abbott Laboratories	21,330	2,672,436
AbbVie, Inc.	23,777	5,432,807
Abivax SA, ADR*	16,953	2,286,197
agilon health, Inc.*	218,810	150,694
Align Technology, Inc.*	107,194	16,738,343
Alignment Healthcare, Inc.*	262,880	5,191,880
Amgen, Inc.	52,350	17,134,678
Apellis Pharmaceuticals, Inc.*	538,008	13,514,761
Argenx SE, ADR*	3,115	2,619,559
AstraZeneca PLC, ADR	70,980	6,525,191
Benitec Biopharma, Inc.*	151,163	2,036,166
Biohaven Ltd.*	958,202	10,818,101
Boston Scientific Corp.*	15,551	1,482,788
Bristol-Myers Squibb Co.	1,142	61,599
Cidara Therapeutics, Inc.*	158	34,901
Cigna Group (The)	3,386	931,929
Cooper Cos., Inc. (The)*	13,642	1,118,098
CVS Health Corp.	72,179	5,728,125
Cypherpunk Technologies, Inc.*	1,872,322	2,171,894
Danaher Corp.	44,416	10,167,711
Edwards Lifesciences Corp.*	19,338	1,648,565
Eli Lilly & Co.	27,979	30,068,472
Embecta Corp.	3,033	36,032
Establishment Labs Holdings, Inc.*	72,894	5,312,515
EyePoint, Inc.*	375,264	6,856,073
Fulcrum Therapeutics, Inc.*	159,674	1,805,913
GE HealthCare Technologies, Inc.	54,028	4,431,377
Gilead Sciences, Inc.	37,479	4,600,172
Guardant Health, Inc.*	28,621	2,923,349
HealthEquity, Inc.*	27,329	2,503,610
ICON PLC*	1,555	283,352
Insmed, Inc.*	35,312	6,145,700
Intuitive Surgical, Inc.*	14,740	8,348,146
IQVIA Holdings, Inc.*	17,418	3,926,191
Jazz Pharmaceuticals PLC*	71,178	12,100,260
Johnson & Johnson	21,960	4,544,622
Mineralys Therapeutics, Inc.*	114,182	4,143,665
Neurocrine Biosciences, Inc.*	3,404	482,789
Pacira BioSciences, Inc.*	86,261	2,232,435
Penumbra, Inc.*	15,565	4,839,314
Praxis Precision Medicines, Inc.*	386	113,770
Regeneron Pharmaceuticals, Inc.	31,153	24,046,066

See Notes to Financial Statements.

Simplify Health Care ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sarepta Therapeutics, Inc.*	7,943	$170,933
Stryker Corp.	2,334	820,331
Syndax Pharmaceuticals, Inc.*	54,715	1,149,562
Teleflex, Inc.	1,481	180,741
TG Therapeutics, Inc.*	22,081	658,235
Thermo Fisher Scientific, Inc.	4,619	2,676,480
United Therapeutics Corp.*	23,839	11,615,553
UnitedHealth Group, Inc.	98,402	32,483,484
Vertex Pharmaceuticals, Inc.*	17,492	7,930,173
Zimmer Biomet Holdings, Inc.	4,500	404,640
		304,226,663
Industrials – 0.3%
3M Co.	3,409	545,781
Fluor Corp.*	6,388	253,156
Veralto Corp.	796	79,425
		878,362
Materials – 4.8%
PureCycle Technologies, Inc.*	1,933,564	16,609,315
Total Common Stocks (Cost $307,060,499)		333,848,676

Money Market Fund – 3.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (a)
(Cost $11,539,757)	11,539,757	11,539,757

Total Investments – 99.5%
(Cost $318,600,256)		$345,388,433
Other Assets in Excess of Liabilities – 0.5%		1,843,913
Net Assets – 100.0%		$347,232,346

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

Abbreviations:

ADR	:	American Depositary Receipt

See Notes to Financial Statements.

Simplify Hedged Equity ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 100.6%
Equity Funds – 100.6%
iShares Core S&P 500 ETF (a)(b)
(Cost $290,097,099)	485,560	$332,579,467

	Number of Contracts	Notional Amount
Purchased Options – 0.5%
Puts – Exchange-Traded – 0.5%
S&P 500 Index, January Strike Price $6,290, Expires 1/16/26 (c)	160	$100,640,000	50,400
S&P 500 Index, February Strike Price $6,240, Expires 2/20/26 (c)	161	100,464,000	359,835
S&P 500 Index, March Strike Price $6,435, Expires 3/20/26 (c)	162	104,247,000	1,062,720
			1,472,955

Total Purchased Options (Cost $5,918,550)			1,472,955

	Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $84,975)	84,975	84,975

Total Investments – 101.1%
(Cost $296,100,624)		$334,137,397
Liabilities in Excess of Other Assets – (1.1)%		(3,556,496)
Net Assets – 100.0%		$330,580,901

	Number of Contracts	Notional Amount
Written Options – (1.0)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, January Strike Price $5,300, Expires 1/16/26	(160)	$(84,800,000)	$(8,000)
S&P 500 Index, February Strike Price $5,275, Expires 2/20/26	(161)	(84,927,500)	(72,450)
S&P 500 Index, March Strike Price $5,425, Expires 3/20/26	(162)	(87,885,000)	(213,030)
			(293,480)
Calls – Exchange-Traded – (0.9)%
S&P 500 Index, January Strike Price $6,960, Expires 1/16/26	(160)	$(111,360,000)	$(319,200)
S&P 500 Index, February Strike Price $6,925, Expires 2/20/26	(161)	(111,492,500)	(1,655,080)
S&P 500 Index, March Strike Price $7,100, Expires 3/20/26	(162)	(115,020,000)	(1,177,740)
			(3,152,020)

Total Written Options (Premiums Received $5,801,182)			$(3,445,500)

†	Less than 0.05%
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $168,508,939 have been pledged as collateral for options as of December 31, 2025.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify High Yield ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 73.2%
Money Market Funds – 73.2%
Simplify Government Money Market ETF (a)(b)
(Cost $337,007,111)	3,365,740	$336,876,917

	Principal
U.S. Treasury Bills – 26.8%
U.S. Treasury Bill, 3.94%, 1/8/2026 (c)	$13,800,000	13,792,011
U.S. Treasury Bill, 3.84%, 2/24/2026 (c)(d)	26,000,000	25,864,880
U.S. Treasury Bill, 3.85%, 3/3/2026 (c)(d)	5,650,000	5,616,672
U.S. Treasury Bill, 3.83%, 3/17/2026 (c)(d)	7,000,000	6,949,905
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)(d)	62,060,000	61,528,094
U.S. Treasury Bill, 3.63%, 4/14/2026 (c)(d)	10,000,000	9,900,408
Total U.S. Treasury Bills (Cost $123,599,767)		123,651,970

	Shares
Money Market Fund – 0.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.66% (e)
(Cost $3,580,381)	3,580,381	3,580,381

Total Investments – 100.8%
(Cost $464,187,259)		$464,109,268
Liabilities in Excess of Other Assets – (0.8)%		(3,729,767)
Net Assets – 100.0%		$460,379,501

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Securities with an aggregate market value of $123,568,332 have been pledged as collateral for options and swaps as of December 31, 2025.
(e)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Bond Bull ETF	$—	$1,485,030	$(1,420,620)	$(64,410)	$—	$—	—	$13,100	$—
Simplify Government Money Market ETF	—	338,912,421	(1,900,854)	(4,457)	(130,193)	336,876,917	3,365,740	4,765,294	—
Simplify Intermediate Term Treasury Futures Strategy ETF	1,416,450	690,109	(2,212,626)	123,938	(17,871)	—	—	19,008	—
	$1,416,450	$341,087,560	$(5,534,100)	$55,071	$(148,064)	$336,876,917	3,365,740	$4,797,402	$—

See Notes to Financial Statements.

Simplify High Yield ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, centrally cleared credit default swap contracts outstanding were as follows:

Reference Entity	Maturity Date	Buy/Sell Protection	(Pay)/ Receive Financing Rate(1)	Counterparty	Notional Amount(2)	Fair Value	Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
CDX IG CDSI 45 5Y	12/20/2030	Buy(3)	1.00%	MSCS	200,000,000	$(4,578,747)	$(4,445,146)	$(133,601)
CDX HY CDSI S45 5Y	12/20/2030	Buy(3)	5.00%	MSCS	34,700,000	(2,687,602)	(2,638,935)	(48,667)
						$(7,266,349)	$(7,084,081)	$(182,268)

(1)	Payments received quarterly.
(2)	The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
iShares iBoxx $ High Yield Corporate Bond ETF*	11/26/2026	3.49% (EFFR - 0.15%)(c)	MSCS	(225,816,662)	$(272,348)
iShares iBoxx $ High Yield Corporate Bond ETF	10/15/2026	3.49% (EFFR - 0.15%)(c)	NOM	(135,690,329)	(163,531)
iShares iBoxx $ High Yield Corporate Bond ETF*	5/15/2026	3.34% (EFFR - 0.30%)(c)	CITI	(99,616,511)	(365,428)
UJNKTUB02*	11/13/2026	3.59% (EFFR - 0.05%)(c)	UBS	92,145,732	802,925
UQUATUB02*	11/13/2026	3.89% (EFFR + 0.25%)(c)	UBS	(101,926,708)	(1,961,428)
					$(1,959,810)

*	The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

U.S. Treasury Bills with a market value of $495,425 have been pledged as collateral by the broker for total return swaps as of December 31, 2025.

Abbreviations:

CITI	:	Citibank, N.A.
EFFR	:	Effective Federal Funds Rate
MSCS	:	Morgan Stanley Capital Services LLC
NOM	:	Nomura International
UBS	:	UBS AG

*	The following table shows the top 50 positions and related Market Value of the securities within the UJNKTUB02 basket.

See Notes to Financial Statements.

Simplify High Yield ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Comcast Corp., Class A	(39,305)	$(1,174,822)	1.28%
Millicom International Cellular SA	(24,885)	(1,379,611)	1.51%
Nexstar Media Group Inc, Class A	(6,131)	(1,244,811)	1.36%
Sirius XM Holdings Inc.	(54,287)	(1,085,466)	1.19%
ZoomInfo Technologies Inc.	(114,149)	(1,160,896)	1.27%
		(6,045,606)
Consumer Discretionary
ADT, Inc.	(137,881)	(1,112,701)	1.22%
Caesars Entertainment Inc.	(51,795)	(1,211,480)	1.32%
Lithia Motors Inc.	(3,883)	(1,290,343)	1.41%
Macy’s Inc.	(57,440)	(1,266,546)	1.39%
MGM Resorts International	(37,163)	(1,356,087)	1.48%
Norwegian Cruise Line Holdings Ltd.	(51,242)	(1,143,725)	1.25%
RH	(7,016)	(1,256,877)	1.37%
VF Corp.	(83,324)	(1,506,504)	1.65%
Wendy’s Co/The	(133,204)	(1,109,591)	1.21%
		(11,253,854)
Consumer Staples
Darling Ingredients, Inc.	(36,164)	(1,301,891)	1.42%
Dollar General Corp.	(8,880)	(1,179,022)	1.29%
		(2,480,913)
Energy
Civitas Resources, Inc.	(41,014)	(1,111,057)	1.22%
Matador Resources Co.	(26,937)	(1,143,226)	1.25%
Permian Resources Corp.	(92,076)	(1,291,822)	1.41%
Weatherford International PLC	(17,781)	(1,391,558)	1.52%
		(4,937,663)
Health Care
Bruker Corp.	(31,477)	(1,482,881)	1.62%
DENTSPLY SIRONA Inc.	(95,050)	(1,086,422)	1.19%
Jazz Pharmaceuticals PLC	(8,650)	(1,470,492)	1.61%
Sotera Health Co.	(72,765)	(1,283,582)	1.40%
Tenet Healthcare Corp.	(5,965)	(1,185,421)	1.30%
		(6,508,798)
Industrials
Air Lease Corp.	(18,407)	(1,182,258)	1.29%
Alaska Air Group Inc.	(24,322)	(1,223,380)	1.34%
Amentum Holdings Inc.	(50,913)	(1,476,472)	1.61%
American Airlines Group Inc.	(96,162)	(1,474,164)	1.61%
Concentrix Corp.	(26,981)	(1,121,876)	1.23%
GXO Logistics Inc, Class A	(21,865)	(1,150,971)	1.26%
Ryder System Inc.	(6,367)	(1,218,584)	1.33%
Sensata Technologies Holding PLC	(34,229)	(1,139,476)	1.25%
Southwest Airlines Co.	(36,147)	(1,493,966)	1.63%
WESCO International Inc.	(5,050)	(1,235,362)	1.35%
		(12,716,509)
Information Technology
BILL Holdings Inc.	(23,209)	(1,265,802)	1.38%
Coherent Corp.	(9,561)	(1,764,635)	1.93%
DXC Technology Co.	(92,091)	(1,349,134)	1.47%

See Notes to Financial Statements.

Simplify High Yield ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Information Technology (continued)
Kyndryl Holdings Inc.	(42,007)	$(1,115,715)	1.22%
Lumentum Holdings Inc.	(6,110)	(2,252,248)	2.46%
MKS Inc.	(8,650)	(1,382,218)	1.51%
RingCentral Inc, Class A	(43,551)	(1,257,753)	1.38%
		(10,387,505)
Materials
Alcoa Corp.	(32,665)	(1,735,815)	1.90%
Celanese Corp, Class A	(29,879)	(1,263,268)	1.38%
Cleveland-Cliffs, Inc.	(82,054)	(1,089,682)	1.19%
Eastman Chemical Co.	(20,309)	(1,296,346)	1.42%
Huntsman Corp.	(140,258)	(1,402,585)	1.53%
Scotts Miracle-Gro Co/The	(21,809)	(1,272,527)	1.39%
Sealed Air Corp.	(30,328)	(1,256,507)	1.37%
Sonoco Products Co.	(30,103)	(1,313,691)	1.44%
		(10,630,421)
Other Components	(2,193,415)	(26,520,070)	28.99%
Total		$(91,481,339)	100.00%

*	The following table shows the top 50 positions and related Market Value of the securities within the UQUATUB02 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Electronic Arts, Inc.	5,032	$1,028,251	1.03%
New York Times Co. (The), Class A	15,887	1,102,876	1.10%
Omnicom Group Inc.	13,704	1,106,629	1.10%
		3,237,756
Consumer Discretionary
Birkenstock Holding Plc	24,660	1,008,610	1.01%
Crocs Inc.	13,488	1,153,475	1.15%
Deckers Outdoor Corp.	11,952	1,239,068	1.24%
Domino’s Pizza Inc.	2,413	1,005,941	1.01%
Lululemon Athletica, Inc.	5,800	1,205,205	1.20%
Yum! Brands Inc.	6,643	1,004,880	1.00%
		6,617,179
Consumer Staples
Colgate-Palmolive Co.	12,682	1,002,170	1.00%
Hershey Co. (The)	5,524	1,005,224	1.01%
Keurig Dr Pepper Inc.	36,486	1,021,976	1.02%
		3,029,370
Energy
DT Midstream Inc.	8,538	1,021,799	1.02%

Financials
Aon PLC, Class A	2,827	997,643	1.00%
Intercontinental Exchange Inc.	6,509	1,054,245	1.05%
Marsh & McLennan Cos., Inc.	5,415	1,004,542	1.00%
Western Union Co. (The)	112,103	1,043,677	1.04%
		4,100,107

See Notes to Financial Statements.

Simplify High Yield ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Health Care
Avantor Inc.	86,983	$996,827	0.99%
Exelixis, Inc.	23,766	1,041,679	1.04%
Henry Schein Inc.	13,858	1,047,378	1.05%
Molina Healthcare Inc.	7,197	1,248,958	1.25%
Zoetis, Inc.	8,193	1,030,832	1.03%
		5,365,674
Industrials
Allison Transmission Holdings, Inc.	12,111	1,185,710	1.18%
AMETEK Inc.	5,119	1,051,044	1.05%
Cintas Corp.	5,301	997,025	1.00%
Comfort Systems USA Inc.	1,088	1,015,648	1.01%
Core & Main Inc, Class A	20,994	1,091,059	1.09%
Genpact Ltd.	22,051	1,031,544	1.03%
Karman Holdings Inc.	16,429	1,202,135	1.20%
Loar Holdings Inc.	14,825	1,008,103	1.01%
Masco Corp.	16,294	1,034,025	1.03%
SS&C Technologies Holdings Inc.	11,856	1,036,463	1.04%
TransUnion	12,206	1,046,624	1.05%
Verisk Analytics Inc, Class A	4,586	1,025,869	1.02%
		12,725,249
Information Technology
Adobe Inc.	2,990	1,046,310	1.04%
Cognizant Technology Solutions Corp, Class A	13,631	1,131,356	1.13%
F5, Inc.	4,230	1,079,802	1.08%
Motorola Solutions Inc.	2,605	998,569	1.00%
Vontier Corp.	27,573	1,025,161	1.02%
		5,281,198
Materials
Avery Dennison Corp.	5,725	1,041,219	1.04%
CRH PLC	9,034	1,127,458	1.13%
Crown Holdings Inc.	10,190	1,049,276	1.05%
Ecolab Inc.	3,828	1,004,951	1.00%
James Hardie Industries PLC	56,639	1,175,268	1.17%
		5,398,172
Real Estate
Lineage Inc.	29,628	1,036,976	1.03%
Medical Properties Trust Inc.	199,973	999,867	1.00%
Omega Healthcare Investors Inc.	22,512	998,198	1.00%
Weyerhaeuser Co.	44,730	1,059,646	1.06%
		4,094,687
Utilities
Edison International	16,860	1,011,955	1.01%
Talen Energy Corp.	2,743	1,028,045	1.03%
		2,040,000
Other Components	659,512	47,220,079	47.16%
Total		$100,131,270	100.00%

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 67.3%
U.S. Treasury Bill, 3.83%, 2/24/2026 (a)(b)	$18,000,000	$17,906,455
U.S. Treasury Bill, 3.85%, 3/3/2026 (a)(b)	16,100,000	16,005,030
U.S. Treasury Bill, 3.87%, 3/17/2026 (a)(b)	24,150,000	23,977,172
U.S. Treasury Bill, 3.80%, 3/31/2026 (a)(b)	21,900,000	21,712,299
U.S. Treasury Bill, 3.63%, 4/14/2026 (a)(b)	22,700,000	22,473,927
Total U.S. Treasury Bills (Cost $102,027,176)		102,074,883

Shares
U.S. Exchange-Traded Funds – 15.8%
Money Market Funds – 15.8%
Simplify Government Money Market ETF (c)
(Cost $23,957,032)	239,500	23,971,555

	Notional Amount
Purchased Swaptions – 12.3%

Puts – Over the Counter – 12.3%
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Barclays Bank PLC) (d)	65,000,000	(462,492)
Interest Rate Swaption, pay semi annually a fixed rate of 4.80% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Citigroup Global Markets)	200,000,000	1,097,853
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Goldman Sachs International)	465,000,000	(703,006)
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman Sachs International)	130,000,000	(532,467)
Interest Rate Swaption, pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman Sachs International)	120,000,000	(726,384)
Interest Rate Swaption, pay semi annually a fixed rate of 4.80% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman Sachs International)	840,000,000	5,580,790
Interest Rate Swaption, pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman Sachs International)	26,000,000	103,176
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan Chase & Co.)	135,000,000	(929,627)
Interest Rate Swaption, pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan Chase & Co.)	362,000,000	2,004,327
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Morgan Stanley Capital Services LLC) (d)	1,045,000,000	15,107,853
Interest Rate Swaption, pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Morgan Stanley Capital Services LLC)	66,000,000	(1,968,280)
		18,571,743

Total Purchased Swaptions (Cost $0)		18,571,743

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

		Value
Total Investments – 95.4%
(Cost $125,984,208)		$144,618,181
Other Assets in Excess of Liabilities – 4.6%		7,005,780
Net Assets – 100.0%		$151,623,961

	Notional Amount
Written Swaption – 4.3%
Puts – Over the Counter – 4.3%
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Citigroup Global Markets)	(130,000,000)	$613,250
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Goldman Sachs International)	(695,000,000)	2,651,585
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Goldman Sachs International)	(200,000,000)	2,468,444
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: J&P Morgan Chase & Co.)	(250,000,000)	(1,743,240)
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Morgan Stanley Capital Services LLC)	(100,000,000)	1,471,594
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Morgan Stanley Capital Services LLC)	(315,000,000)	1,059,801
		6,521,434

Total Written Swaption (Cost $0)		6,521,434

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $91,343,744 have been pledged as collateral for purchased swaptions as of December 31, 2025.
(c)	Affiliated fund managed by Simplify Asset Management Inc.
(d)	U.S. Treasury Notes with a market value of $7,966,802 have been pledged as collateral by the broker for purchased swaptions as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$45,496,556	$(21,550,852)	$11,328	$14,523	$23,971,555	239,500	$517,245	$—
	$—	$45,496,556	$(21,550,852)	$11,328	$14,523	$23,971,555	239,500	$517,245	$—

See Notes to Financial Statements.

Simplify Interest Rate Hedge ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, centrally cleared interest rate swap contracts outstanding were as follows:

Rate Paid by Fund	Rate Received by the Fund(1)	Payment Frequency Paid/ received	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (depreciation)
2.11	4.39% (1 Day SOFR + 0.00%)	Annual/Annual	MSCS	05/15/2048	10,000	$2,784	$0	$2,784

(1)	The Fund pays the fixed rate and receives the floating rate.

Abbreviations:

MSCS	:	Morgan Stanley Capital Services LLC
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

Simplify Intermediate Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.2%
Money Market Funds – 99.2%
Simplify Government Money Market ETF (a)(b)
(Cost $84,717,741)	846,500	$84,726,185

Money Market Fund – 0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (c)
(Cost $598,859)	598,859	598,859

Total Investments – 99.9%
(Cost $85,316,600)		$85,325,044
Other Assets in Excess of Liabilities – 0.1%		125,715
Net Assets – 100.0%		$85,450,759

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, open futures contracts were as follows:

				Value/
				Unrealized
	Number of	Notional	Expiration	Appreciation
	Contracts	Value	Date	(Depreciation)
Long position contracts:
U.S. 10-Year Treasury Note Futures	2,208	$248,262,000	3/20/26	$(1,376,774)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$140,054,718	$(55,396,485)	$59,508	$8,444	$84,726,185	846,500	$1,232,260	$—
	$—	$140,054,718	$(55,396,485)	$59,508	$8,444	$84,726,185	846,500	$1,232,260	$—

See Notes to Financial Statements.

Simplify MBS ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Government Agency Mortgage Backed Securities – 99.0%
Federal National Mortgage Association, 5.00%, 1/15/2056 (TBA)	$625,000,000	$624,099,100
Federal National Mortgage Association, 5.50%, 1/15/2056 (TBA)	1,000,000,000	1,014,762,050
Federal National Mortgage Association, 6.00%, 1/15/2056 (TBA)	28,750,000	29,531,046
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,662,469,826)		1,668,392,196

	Shares
U.S. Exchange-Traded Funds – 88.3%
Money Market Funds – 88.3%
Simplify Government Money Market ETF (a)(b)
(Cost $1,486,812,546)	14,854,000	1,486,736,860

	Principal
U.S. Treasury Bills – 10.9%
U.S. Treasury Bill, 3.86%, 2/24/2026 (c)	32,000,000	31,833,698
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)	73,500,000	72,870,044
U.S. Treasury Bill, 3.64%, 4/21/2026 (c)	80,000,000	79,147,135
Total U.S. Treasury Bills (Cost $183,774,440)		183,850,877

	Shares
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $8,072,768)	8,072,768	8,072,768

Total Investments – 198.7%
(Cost $3,341,129,580)		$3,347,052,701
Liabilities in Excess of Other Assets – (98.7)%		(1,662,334,956)
Net Assets – 100.0%		$1,684,717,745

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

Portfolio Abbreviations:

TBA	:	To Be Announced

See Notes to Financial Statements.

Simplify MBS ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$1,486,812,546	$(657)	$657	$(75,686)	$1,486,736,860	14,854,000	$23,553,534	$—
	$—	$1,486,812,546	$(657)	$657	$(75,686)	$1,486,736,860	14,854,000	$23,553,534	$—

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks – 99.6%
Communication Services – 5.0%
Electronic Arts, Inc.	1,296	$264,812
Live Nation Entertainment, Inc.*	411	58,567
Match Group, Inc.	1,273	41,105
New York Times Co. (The), Class A	797	55,328
News Corp., Class B	2,889	85,601
Paramount Skydance Corp., Class B	1,285	17,219
Pinterest, Inc., Class A*	3,681	95,301
Reddit, Inc., Class A	982	225,732
Snap, Inc., Class A*	9,440	76,181
Spotify Technology SA*	1,042	605,100
Take-Two Interactive Software, Inc.*	969	248,093
		1,773,039
Consumer Discretionary – 6.7%
Airbnb, Inc., Class A*	1,072	145,492
AutoZone, Inc.*	35	118,703
Best Buy Co., Inc.	574	38,418
Booking Holdings, Inc.	57	305,254
Burlington Stores, Inc.*	162	46,794
Carvana Co., Class A*	240	101,285
Chewy, Inc., Class A*	1,107	36,586
Deckers Outdoor Corp.*	251	26,021
DoorDash, Inc., Class A*	802	181,637
DraftKings, Inc., Class A*	883	30,428
Duolingo, Inc.*	240	42,120
Expedia Group, Inc.	214	60,628
Flutter Entertainment PLC*	302	64,942
Home Depot, Inc. (The)	1,160	399,156
Lowe’s Cos., Inc.	658	158,683
Lululemon Athletica, Inc.*	196	40,731
NIKE, Inc., Class B	2,666	169,851
O’Reilly Automotive, Inc.*	1,696	154,692
Ralph Lauren Corp.	156	55,163
Rivian Automotive, Inc., Class A*	2,221	43,776
Tapestry, Inc.	513	65,546
Ulta Beauty, Inc.*	108	65,341
Williams-Sonoma, Inc.	303	54,113
		2,405,360
Consumer Staples – 8.9%
Coca-Cola Co. (The)	4,453	311,309
Colgate-Palmolive Co.	1,475	116,554
Estee Lauder Cos., Inc. (The), Class A	694	72,676
Hershey Co. (The)	206	37,488
Kimberly-Clark Corp.	671	67,697
Kroger Co. (The)	1,801	112,526
Mondelez International, Inc., Class A	1,379	74,232
Monster Beverage Corp.*	998	76,517
PepsiCo, Inc.	1,384	198,632
Philip Morris International, Inc.	1,516	243,166
Sysco Corp.	483	35,592

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Target Corp.	1,147	$112,119
Walmart, Inc.	15,494	1,726,187
		3,184,695
Energy – 4.3%
Baker Hughes Co.	1,989	90,579
Exxon Mobil Corp.	7,858	945,632
Kinder Morgan, Inc.	3,956	108,750
Marathon Petroleum Corp.	577	93,838
Phillips 66	745	96,135
Targa Resources Corp.	359	66,235
Williams Cos., Inc. (The)	2,210	132,843
		1,534,012
Financials – 10.0%
Affirm Holdings, Inc.*	545	40,564
Aflac, Inc.	817	90,091
Allstate Corp. (The)	407	84,717
American Express Co.	1,065	393,997
American International Group, Inc.	770	65,874
Ameriprise Financial, Inc.	142	69,628
Arch Capital Group Ltd.*	560	53,715
Arthur J Gallagher & Co.	391	101,187
Blackstone, Inc.	1,938	298,723
Brown & Brown, Inc.	526	41,922
Cboe Global Markets, Inc.	171	42,921
Cincinnati Financial Corp.	243	39,687
Coinbase Global, Inc., Class A*	468	105,834
Hartford Insurance Group, Inc. (The)	426	58,703
LPL Financial Holdings, Inc.	125	44,646
Markel Group, Inc.*	19	40,843
Marsh & McLennan Cos., Inc.	764	141,737
Mastercard, Inc., Class A	1,695	967,642
Progressive Corp. (The)	899	204,720
Prudential Financial, Inc.	522	58,923
Robinhood Markets, Inc., Class A*	1,687	190,800
Rocket Cos., Inc., Class A	4,784	92,618
SoFi Technologies, Inc.*	2,160	56,549
Toast, Inc., Class A*	3,097	109,974
Tradeweb Markets, Inc., Class A	350	37,639
Travelers Cos., Inc. (The)	347	100,651
W R Berkley Corp.	622	43,615
		3,577,920
Health Care – 10.3%
Agilent Technologies, Inc.	594	80,826
Alnylam Pharmaceuticals, Inc.*	1,109	440,994
Axsome Therapeutics, Inc.*	361	65,933
Bridgebio Pharma, Inc.*	1,378	105,403
Cidara Therapeutics, Inc.*	225	49,700
Cigna Group (The)	412	113,395
Cogent Biosciences, Inc.*	1,059	37,616

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Corcept Therapeutics, Inc.*	721	$25,091
CVS Health Corp.	1,945	154,355
Elevance Health, Inc.	325	113,929
Exelixis, Inc.*	2,055	90,071
Glaukos Corp.*	397	44,825
Guardant Health, Inc.*	960	98,054
Henry Schein, Inc.*	795	60,086
Hims & Hers Health, Inc.*	1,301	42,243
Humana, Inc.	177	45,335
IDEXX Laboratories, Inc.*	584	395,094
Illumina, Inc.*	287	37,643
Incyte Corp.*	1,434	141,636
Insmed, Inc.*	1,578	274,635
Ionis Pharmaceuticals, Inc.*	1,189	94,062
iRhythm Technologies, Inc.*	242	42,940
Madrigal Pharmaceuticals, Inc.*	169	98,415
Mettler-Toledo International, Inc.*	40	55,768
Natera, Inc.*	1,041	238,483
Penumbra, Inc.*	262	81,458
PTC Therapeutics, Inc.*	584	44,361
Rhythm Pharmaceuticals, Inc.*	432	46,241
Tempus AI, Inc., Class A*	1,015	59,936
UnitedHealth Group, Inc.	1,405	463,805
Waters Corp.*	121	45,959
		3,688,292
Industrials – 9.0%
3M Co.	1,076	172,268
CACI International, Inc., Class A*	122	65,003
Cintas Corp.	778	146,319
Cummins, Inc.	262	133,738
Expeditors International of Washington, Inc.	255	37,998
Fastenal Co.	1,333	53,493
FedEx Corp.	441	127,387
Ferguson Enterprises, Inc.	256	56,993
GE Vernova, Inc.	418	273,192
General Electric Co.	1,950	600,659
Illinois Tool Works, Inc.	537	132,263
Johnson Controls International plc	1,189	142,383
Lyft, Inc., Class A*	2,446	47,379
Otis Worldwide Corp.	455	39,744
Parker-Hannifin Corp.	155	136,239
Rocket Lab Corp.*	905	63,133
Rockwell Automation, Inc.	588	228,773
Rollins, Inc.	967	58,039
Uber Technologies, Inc.*	4,427	361,730
United Parcel Service, Inc., Class B	1,538	152,554
Veralto Corp.	507	50,588
WW Grainger, Inc.	89	89,805

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Xylem, Inc.	310	$42,216
		3,211,896
Information Technology – 43.5%
Appfolio, Inc., Class A*	195	45,367
Applied Materials, Inc.	1,005	258,275
AppLovin Corp., Class A*	1,753	1,181,206
Atlassian Corp., Class A*	1,351	219,051
Aurora Innovation, Inc., Class A*	10,969	42,121
Autodesk, Inc.*	1,148	339,820
Cadence Design Systems, Inc.*	1,490	465,744
Cisco Systems, Inc.	20,360	1,568,331
Cloudflare, Inc., Class A*	1,873	369,262
Confluent, Inc., Class A*	1,414	42,759
Dell Technologies, Inc., Class C	3,712	467,267
Docusign, Inc.*	1,091	74,624
Dolby Laboratories, Inc., Class A	170	10,917
Dropbox, Inc., Class A*	1,393	38,725
D-Wave Quantum, Inc.*	2,188	57,216
Dynatrace, Inc.*	1,551	67,220
Elastic NV*	545	41,115
F5, Inc.*	279	71,218
Fair Isaac Corp.*	120	202,874
Figma, Inc., Class A*	2,855	106,691
Fortinet, Inc.*	4,059	322,325
GoDaddy, Inc., Class A*	738	91,571
Guidewire Software, Inc.*	485	97,490
HP, Inc.	5,132	114,341
HubSpot, Inc.*	284	113,969
International Business Machines Corp.	4,852	1,437,211
Intuit, Inc.	1,468	972,433
JFrog Ltd.*	579	36,164
Keysight Technologies, Inc.*	343	69,694
Klaviyo, Inc., Class A*	1,622	52,666
Lam Research Corp.	1,478	253,004
Lattice Semiconductor Corp.*	709	52,168
Manhattan Associates, Inc.*	331	57,366
MongoDB, Inc.*	404	169,555
Motorola Solutions, Inc.	884	338,855
NetApp, Inc.	1,049	112,337
Nutanix, Inc., Class A*	1,372	70,919
Palantir Technologies, Inc., Class A*	9,741	1,731,463
Pegasystems, Inc.	862	51,479
Procore Technologies, Inc.*	854	62,120
PTC, Inc.*	637	110,972
Pure Storage, Inc., Class A*	1,755	117,603
Qorvo, Inc.*	485	40,987
QUALCOMM, Inc.	5,403	924,183
Rubrik, Inc., Class A*	842	64,396
Samsara, Inc., Class A*	3,020	107,059

See Notes to Financial Statements.

Simplify Next Intangible Core Index ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Seagate Technology Holdings PLC	1,026	$282,550
Semtech Corp.*	510	37,582
ServiceNow, Inc.*	5,929	908,264
Teradyne, Inc.	307	59,423
Trimble, Inc.*	1,272	99,661
UiPath, Inc., Class A*	3,152	51,661
Unity Software, Inc.*	2,149	94,921
Western Digital Corp.	1,639	282,351
Workday, Inc., Class A*	1,375	295,323
Zscaler, Inc.*	865	194,556
		15,548,425
Materials – 0.9%
CRH PLC	758	94,599
Ecolab, Inc.	359	94,245
Reliance, Inc.	97	28,020
Sherwin-Williams Co. (The)	301	97,533
		314,397
Real Estate – 0.2%
CBRE Group, Inc., Class A*	479	77,018

Utilities – 0.8%
Consolidated Edison, Inc.	599	59,493
Dominion Energy, Inc.	1,461	85,600
NRG Energy, Inc.	345	54,938
Vistra Corp.	602	97,120
		297,151
Total Common Stocks (Cost $34,308,043)		35,612,205

Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (a) (Cost $96,369)	96,369	96,369

Total Investments – 99.9% (Cost $34,404,412)		$35,708,574
Other Assets in Excess of Liabilities – 0.1%		40,012
Net Assets – 100.0%		$35,748,586

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Short Term Treasury Futures Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 87.9%
Money Market Funds – 87.9%
Simplify Government Money Market ETF (a)(b) (Cost $574,666,376)	5,743,000	$574,816,870

	Principal
U.S. Treasury Bills – 12.2%
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)	$56,300,000	55,817,462
U.S. Treasury Bill, 3.63%, 4/14/2026 (c)	23,900,000	23,661,976
Total U.S. Treasury Bills (Cost $79,451,939)		79,479,438

	Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d) (Cost $1,427,624)	1,427,624	1,427,624

Total Investments – 100.3% (Cost $655,545,939)		$655,723,932
Liabilities in Excess of Other Assets – (0.3)%		(2,117,825)
Net Assets – 100.0%		$653,606,107

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT)	16,241	$3,390,943,156	3/31/26	$244,219

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$576,672,739	$(2,001,850)	$(4,513)	$150,494	$574,816,870	5,743,000	$8,145,310	$—
	$—	$576,672,739	$(2,001,850)	$(4,513)	$150,494	$574,816,870	5,743,000	$8,145,310	$—

See Notes to Financial Statements.

Simplify Target 15 Distribution ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 73.6%
Money Market Funds – 73.6%
Simplify Government Money Market ETF (a)(b)(c)
(Cost $53,417,678)	533,500	$53,398,015

	Principal
U.S. Treasury Bills – 28.2%
U.S. Treasury Bill, 3.95%, 1/8/2026 (c)(d)	$3,500,000	3,497,974
U.S. Treasury Bill, 3.85%, 3/3/2026 (c)(d)	8,000,000	7,952,810
U.S. Treasury Bill, 3.83%, 3/17/2026 (c)(d)	2,000,000	1,985,687
U.S. Treasury Bill, 3.71%, 3/31/2026 (c)(d)	6,100,000	6,047,718
U.S. Treasury Bill, 3.62%, 4/14/2026 (c)(d)	1,000,000	990,041
Total U.S. Treasury Bills (Cost $20,465,795)		20,474,230

Shares
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (e) (Cost $346,996)	346,996	346,996

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Puts – Exchange-Traded – 0.1%
Russell 2000 Index, January Strike Price $2,000, Expires 1/16/26	77	15,400,000	2,887
S&P 500 Index, January Strike Price $5,450, Expires 1/16/26	76	41,420,000	4,750
S&P 500 Index, February Strike Price $5,600, Expires 2/20/26	105	58,800,000	75,075
			82,712

Total Purchased Options (Cost $338,436)			82,712

Total Investments – 102.4% (Cost $74,568,905)			$74,301,953
Liabilities in Excess of Other Assets – (2.4)%			(1,707,042)
Net Assets – 100.0%			$72,594,911

	Number of Contracts	Notional Amount
Written Options – (3.3)%
Puts - Over the Counter Barrier Options – (3.3)%
SPX/RTY/NDX WOF, Expires 10/09/26 P100%/75% NC3 EKI (Counterparty: HSBC Bank)	(650,000)	$(487,500)	$(12,740)
SPX/RTY/NDX WOF, Expires 10/09/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(4,500,000)	(3,375,000)	(29,806)
SPX/RTY/NDX WOF, Expires 10/16/26 P100/70 NC3 EKI (Counterparty: Nomura Securities)	(2,000,000)	(1,400,000)	(49,067)

See Notes to Financial Statements.

Simplify Target 15 Distribution ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
SPX/RTY/NDX WOF, Expires 10/23/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	$(3,750,000)	$(160,000)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(2,000,000)	(1,500,000)	(80,400)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,750,000)	(186,000)
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(10,000,000)	(7,500,000)	(354,839)
SPX/RTY/NDX WOF, Expires 11/06/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(8,000,000)	(6,000,000)	(265,600)
SPX/RTY/NDX WOF, Expires 11/06/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(5,000,000)	(3,750,000)	(150,619)
SPX/RTY/NDX WOF, Expires 11/13/26 P100%/75% NC3 EKI (Counterparty: HSBC Bank)	(5,000,000)	(3,750,000)	(155,000)
SPX/RTY/NDX WOF, Expires 11/27/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(3,000,000)	(2,250,000)	(99,600)
SPX/RTY/NDX WOF, Expires 12/04/26 P100%/75% NC3 EKI (Counterparty: Nomura Securities)	(1,500,000)	(1,125,000)	(39,142)
SPX/RTY/NDX WOF, Expires 12/11/26 P100%/75% NC3 EKI (Counterparty: HSBC Bank)	(2,000,000)	(1,500,000)	(95,200)
SPX/RTY/NDX WOF, Expires 12/11/26 P100%/75% NC3 EKI (Counterparty: HSBC Bank)	(3,600,000)	(2,700,000)	(156,240)
SPX/RTY/NDX WOF, Expires 12/18/26 P100%/75% NC3 EKI (Counterparty: Nomura Securities)	(3,500,000)	(2,625,000)	(161,844)
SPX/RTY/NDX WOF, Expires 12/18/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(1,500,000)	(1,125,000)	(86,850)
SPX/RTY/NDX WOF, Expires 12/18/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(1,600,000)	(1,200,000)	(71,751)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/70 NC3 EKI (Counterparty: Nomura Securities)	(650,000)	(487,500)	(27,617)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI (Counterparty: HSBC Bank)	(1,500,000)	(1,125,000)	(70,650)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(2,000,000)	(1,500,000)	(92,216)
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI (Counterparty: Nomura Securities)	(1,300,000)	(975,000)	(52,197)
			(2,397,378)

Total Written Options (Premiums Received $3,146,555)			$(2,397,378)

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Securities with an aggregate market value of $23,604,910 have been pledged as collateral for options as of December 31, 2025.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(e)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Target 15 Distribution ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$61,551,817	$(8,119,426)	$(14,712)	$(19,663)	$53,398,015	533,500	$807,155	$—
	$—	$61,551,817	$(8,119,426)	$(14,712)	$(19,663)	$53,398,015	533,500	$807,155	$—

Abbreviations:

EKI	-	European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.

Simplify Treasury Option Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 100.0%
Money Market Funds – 100.0%
Simplify Government Money Market ETF (a)(b) (Cost $351,292,574)	3,509,000	$351,215,810

Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (c) (Cost $170,421)	170,421	170,421

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
U.S. TRS Bond Friday Week 2, January Strike Price $123, Expires 1/09/26	300	$36,900,000	0

Total Purchased Options (Cost $5,204)			0

Total Investments – 100.0% (Cost $351,468,199)	$351,386,231
Other Assets in Excess of Liabilities – 0.0%†	155,744
Net Assets – 100.0%	$351,541,975

	Number of Contracts	Notional Amount
Written Options – (0.2)%

Puts – Exchange-Traded – (0.2)%
U.S. Long Bond, January Strike Price $113, Expires 1/23/26	(300)	$(33,900,000)	$(51,563)
U.S. Long Bond, January Strike Price $114, Expires 1/23/26	(300)	(34,200,000)	(107,813)
U.S. Long Bond, January Strike Price $115, Expires 1/23/26	(300)	(34,500,000)	(201,563)
U.S. Long Bond, February Strike Price $110, Expires 2/20/26	(300)	(33,000,000)	(51,562)
U.S. Long Bond, February Strike Price $111, Expires 2/20/26	(300)	(33,300,000)	(79,687)
U.S. Long Bond, February Strike Price $112, Expires 2/20/26	(300)	(33,600,000)	(117,187)
			(609,375)
Calls – Exchange-Traded – (0.0)%†
U.S. Long Bond, January Strike Price $117, Expires 1/23/26	(300)	$(35,100,000)	$(117,187)
U.S. Long Bond, January Strike Price $118, Expires 1/23/26	(300)	(35,400,000)	(60,938)
			(178,125)

Total Written Options (Premiums Received $1,247,435)			$(787,500)

†	Less than 0.05%
(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Treasury Option Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$358,315,346	$(7,009,340)	$(13,432)	$—	$351,215,810	3,509,000	$4,841,040	$—
	$—	$358,315,346	$(7,009,340)	$(13,432)	$—	$351,215,810	3,509,000	$4,841,040	$—

See Notes to Financial Statements.

Simplify US Equity PLUS Bitcoin Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.1%
Alternative Funds – 10.2%
VanEck Bitcoin ETF*	192,930	$4,771,159
Equity Funds – 88.9%
iShares Core S&P 500 ETF (a)	60,972	41,762,161
Total U.S. Exchange-Traded Funds (Cost $42,636,270)		46,533,320

Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (b) (Cost $106,813)	106,813	106,813

Total Investments – 99.3% (Cost $42,743,083)		$46,640,133
Other Assets in Excess of Liabilities – 0.7%		335,655
Net Assets – 100.0%		$46,975,788

*	Non Income Producing
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	15	$5,169,375	3/20/26	$(3,327)

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.8%
Equity Funds – 99.8%
iShares Core S&P 500 ETF (a)(b) (Cost $69,037,903)	138,558	$94,903,917

	Number of Contracts	Notional Amount
Purchased Options – 0.5%

Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	95	$65,787,500	475
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	102	70,941,000	408
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	285	199,500,000	855
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	28	19,278,000	14,140
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	95	66,072,500	712
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	102	70,533,000	93,840
			110,430
Puts – Exchange-Traded – 0.4%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (c)	7	16,170,000	11,200
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (c)	74	16,835,000	7,215
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	139	92,574,000	34,055
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (c)	24	15,120,000	5,580
S&P 500 Index, January Strike Price $6,000, Expires 1/20/26	66	39,600,000	11,220
S&P 500 Index, March Strike Price $5,800, Expires 3/20/26 (c)	124	71,920,000	272,180
			341,450

Total Purchased Options (Cost $1,265,835)			451,880

	Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d) (Cost $68,531)	68,531	68,531

Total Investments – 100.4% (Cost $70,372,269)		$95,424,328
Liabilities in Excess of Other Assets – (0.4)%		(393,048)
Net Assets – 100.0%		$95,031,280

	Number of Contracts	Notional Amount
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(7)	$(16,870,000)	$(38,150)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(74)	(17,575,000)	(34,040)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(24)	(15,840,000)	(23,280)
S&P 500 Index, January Strike Price $5,700, Expires 1/16/26	(66)	(37,620,000)	(6,600)

See Notes to Financial Statements.

Simplify US Equity PLUS Convexity ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
S&P 500 Index, March Strike Price $5,500, Expires 3/20/26	(124)	$(68,200,000)	$(181,040)
			(283,110)

Total Written Options (Premiums Received $544,225)			$(283,110)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $47,945,800 have been pledged as collateral for options as of December 31, 2025.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 99.7%
Equity Funds – 99.7%
iShares Core S&P 500 ETF (a)(b) (Cost $99,757,032)	169,927	$116,389,800

	Number of Contracts	Notional Amount
Purchased Options – 0.7%

Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	74	$51,245,000	370
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	80	55,640,000	320
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	222	155,400,000	666
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	21	14,458,500	10,605
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	75	52,162,500	562
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	80	55,320,000	73,600
			86,123
Puts – Exchange-Traded – 0.6%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (c)	5	11,550,000	8,000
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (c)	58	13,195,000	5,655
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	164	109,224,000	40,180
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (c)	19	11,970,000	4,418
S&P 500 Index, January Strike Price $6,000, Expires 1/16/26 (c)	151	90,600,000	25,670
S&P 500 Index, March Strike Price $5,800, Expires 3/20/26 (c)	293	169,940,000	643,135
			727,058

Total Purchased Options (Cost $2,084,630)			813,181

	Shares
Money Market Fund – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.66% (d) (Cost $109,026)	109,026	109,026

Total Investments – 100.5% (Cost $101,950,688)		$117,312,007
Liabilities in Excess of Other Assets – (0.5)%		(613,266)
Net Assets – 100.0%		$116,698,741

	Number of Contracts	Notional Amount
Written Options – (0.4)%
Puts – Exchange-Traded – (0.4)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(5)	$(12,050,000)	$(27,250)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(58)	(13,775,000)	(26,680)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(19)	(12,540,000)	(18,430)

See Notes to Financial Statements.

Simplify US Equity PLUS Downside Convexity ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
S&P 500 Index, January Strike Price $5,700, Expires 1/16/26	(151)	$(86,070,000)	$(15,100)
S&P 500 Index, March Strike Price $5,500, Expires 3/20/26	(293)	(161,150,000)	(427,780)
			(515,240)

Total Written Options (Premiums Received $1,128,902)			$(515,240)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $61,644,600 have been pledged as collateral for options as of December 31, 2025.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify US Equity PLUS Managed Futures Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 70.0%
Equity Funds – 70.0%
iShares Core S&P 500 ETF (a)
(Cost $3,127,042)	4,568	$3,128,806

	Principal
U.S. Treasury Bills – 18.9%
U.S. Treasury Bill, 3.70%, 3/3/2026 (b)	$250,000	248,526
U.S. Treasury Bill, 3.71%, 4/7/2026 (b)(c)	600,000	594,432
Total U.S. Treasury Bills (Cost $842,658)		842,958

	Shares
Money Market Fund – 7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $326,178)	326,178	326,178

Total Investments – 96.2%
(Cost $4,295,878)		$4,297,942
Other Assets in Excess of Liabilities – 3.8%		169,965
Net Assets – 100.0%		$4,467,907

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Securities with an aggregate market value of $396,280 have been pledged as collateral for options as of December 31, 2025.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
S&P 500 E-Mini Future	4	$1,378,500	3/20/26	$(11,653)

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
CTABA1(c)	1/8/2027	5.35% (SOFR +1.48%)(d)	BOFA	2,505,830	$49,532
CTACI1(c)	1/12/2027	4.62% (SOFR +0.75%)(d)	CITI	615,710	10,057
CTACI2(c)	1/12/2027	4.62% (SOFR +0.75%)(d)	CITI	640,883	(981)
CTACI3(c)	1/12/2027	4.62% (SOFR +0.75%)(d)	CITI	705,120	3,552
					$62,160

See Notes to Financial Statements.

Simplify US Equity PLUS Managed Futures Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Based on Simplify Managed Futures Strategy ETF.
(d)	Payments made quarterly.

Abbreviations:

BOFA	:	Bank of America
CITI	:	Citigroup, NA
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

Simplify US Equity PLUS Upside Convexity ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 98.5%
Equity Funds – 98.5%
iShares Core S&P 500 ETF (a)(b)
(Cost $91,666,448)	150,521	$103,097,854

	Number of Contracts	Notional Amount
Purchased Options – 1.5%
Puts – Exchange-Traded – 1.5%
S&P 500 Index, January Strike Price $6,960, Expires 1/02/26	154	$107,184,000	770
S&P 500 Index, January Strike Price $6,920, Expires 1/05/26	153	105,876,000	8,032
S&P 500 Index, January Strike Price $6,820, Expires 1/16/26 (c)	170	115,940,000	1,517,250
			1,526,052

Total Purchased Options (Cost $1,872,719)			1,526,052

	Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $243,442)	243,442	243,442

Total Investments – 100.2%
(Cost $93,782,609)		$104,867,348
Liabilities in Excess of Other Assets – (0.2)%		(254,186)
Net Assets – 100.0%		$104,613,162

	Number of Contracts	Notional Amount
Written Option – (0.2)%
Puts – Exchange-Traded – (0.2)%
S&P 500 Index, January Strike Price $7,000, Expires 1/16/26 (Premiums Received $594,794)	(170)	(119,000,000)	$(203,150)

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(b)	Securities with an aggregate market value of $60,617,190 have been pledged as collateral for options as of December 31, 2025.
(c)	Held in connection with Written Options.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 102.0%
U.S. Treasury Bill, 3.83%, 3/17/2026 (a)	$1,750,000	$1,737,476
U.S. Treasury Bill, 3.71%, 3/31/2026 (a)	500,000	495,715
U.S. Treasury Bill, 3.64%, 4/28/2026 (a)	100,000	98,867
Total U.S. Treasury Bills (Cost $2,330,688)		2,332,058

	Shares
Money Market Fund – 4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (b)
(Cost $97,068)	97,068	97,068

Total Investments – 106.2%
(Cost $2,427,756)		$2,429,126
Liabilities in Excess of Other Assets – (6.2)%		(141,441)
Net Assets – 100.0%		$2,287,685

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
UJNKTUB01*	9/15/2026	3.59% (EFFR -0.05%)(c)	UBS	(1,041,081)	$12,186
UQUATUB01*	9/15/2026	3.89% (EFFR +0.25%)(c)	UBS	1,734,307	(15,922)
VFPCTBP02*	9/15/2026	4.14% (EFFR +0.50%)(c)	BNP	2,378,793	(82,930)
					$(86,666)

*	The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

BNP	:	BNP Paribas
EFFR	:	Effective Federal Funds Rate
UBS	:	UBS AG

*	The following table shows the top 50 positions and related Market Value of the securities within the VFPCTBP02 basket.

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks
Financials
Bain Capital Specialty Finance, Inc.	3,135	$43,612	1.90%
Barings Bdc, Inc.	4,955	45,485	1.98%
Blue Owl Capital Corp.	8,910	110,749	4.81%
Capital Southwest Corp.	5,148	114,020	4.95%
Carlyle Secured Lending, Inc.	3,860	48,209	2.09%
Cion Investment Corp.	3,812	36,863	1.60%
Fidus Investment Corp.	2,162	41,735	1.81%
Fs KKR Capital Corp.	6,278	92,980	4.04%
Goldman Sachs Bdc, Inc.	6,900	64,035	2.78%
Golub Capital Bdc, Inc.	8,935	121,246	5.27%
Hercules Technology Growth Capital, Inc.	7,153	134,618	5.85%
Horizon Technology Finance Corp.	4,773	30,783	1.34%
Kayne Anderson BDC, Inc.	1,435	20,550	0.89%
MidCap Financial Investment Co.	4,256	48,692	2.12%
Morgan Stanley Direct Lending Fund	4,763	78,493	3.41%
New Mountain Finance Corp.	4,886	45,005	1.96%
Nuveen Churchill Direct Lending Corp.	2,342	31,237	1.36%
Oaktree Specialty Lending Corp.	7,153	91,128	3.96%
Ofs Credit Co., Inc.	3,802	18,400	0.80%
Pennantpark Floating Rate Capital Ltd.	11,581	107,359	4.67%
Pennantpark Investment Corp.	4,738	28,237	1.23%
Prospect Capital Corp.	35,606	92,219	4.01%
Runway Growth Finance Corp.	3,541	31,617	1.37%
Saratoga Investment Corp.	995	22,964	1.00%
Sixth Street Specialty Lending, Inc.	4,340	94,265	4.10%
SLR Investment Corp.	1,623	25,089	1.09%
Stellus Capital Investment Corp.	1,530	19,399	0.84%
Trinity Capital, Inc.	5,892	86,314	3.75%
Closed-End Funds

Equity Funds
Aberdeen Income Credit Strategies Fund	6,286	34,009	1.48%
Ares Dynamic Credit Allocation Fund, Inc.	861	11,457	0.50%
Barings Global Short Duration High Yield Fund	880	13,208	0.57%
BlackRock Debt Strategies Fund, Inc.	2,192	22,312	0.97%
BlackRock Floating Rate Income	1,165	13,200	0.57%
BlackRock Floating Rate Income Strategies Fund, Inc.*	1,207	14,214	0.62%
BlackRock Limited Duration Income Trust	885	12,162	0.53%
Carlyle Credit Income Fund	2,101	9,852	0.43%
Eagle Point Credit Co., Inc.	13,895	80,034	3.48%
Eagle Point Income Co., Inc.	3,142	35,847	1.56%
Eaton Vance Floating-Rate Income Trust	964	10,887	0.47%
Eaton Vance Senior Floating-Rate Trust	1,005	11,190	0.48%
First Trust Senior Floating Rate Income Fund II	1,020	10,272	0.45%
Franklin Templeton Limited Duration Income Trust	1,576	9,694	0.42%
KKR Income Opportunities Fund*	1,864	21,602	0.94%
Nuveen Credit Strategies Income Fund	11,006	55,248	2.40%
Nuveen Floating Rate Income Fund	6,192	48,482	2.11%
Oxford Lane Capital Corp.	6,350	92,967	4.04%
PIMCO Income Strategy Fund	1,279	10,784	0.47%

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Equity Funds (continued)
PIMCO Income Strategy Fund II	2,289	$22,414	0.97%
Western Asset Mortgage Defined Opportunity Fund, Inc.	549	6,070	0.26%
Xai Octagon Floating Rate Alternative Income Term Trust	4,357	20,916	0.91%
Other Components	1,186	9,034	0.39%
Total		$2,301,158	100.00%

*	The following table shows the top 50 positions and related Market Value of the securities within the UJNKTUB01 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Iridium Communications Inc.	(562)	$(9,763)	0.95%
Warner Bros Discovery, Inc.	(521)	(15,012)	1.45%
		(24,775)
Consumer Discretionary
Capri Holdings Ltd.	(498)	(12,146)	1.18%
Leggett & Platt Inc.	(1,093)	(12,026)	1.17%
VF Corp.	(672)	(12,143)	1.18%
Victoria’s Secret & Co.	(387)	(20,980)	2.03%
		(57,295)
Consumer Staples
Albertsons Cos Inc, Class A	(564)	(9,683)	0.94%
Darling Ingredients, Inc.	(318)	(11,457)	1.11%
		(21,140)
Financials
Affiliated Managers Group Inc, Class A	(42)	(12,019)	1.16%
Brighthouse Financial Inc.	(181)	(11,717)	1.14%
Globant SA, Class A	(178)	(11,609)	1.13%
Invesco Ltd.	(447)	(11,743)	1.14%
State Street Corp.	(89)	(11,533)	1.12%
Virtu Financial Inc, Class A	(285)	(9,483)	0.92%
Western Union Co/The	(1,236)	(11,504)	1.11%
		(79,608)
Health Care
Centene Corp.	(317)	(13,056)	1.26%
Fortrea Holdings Inc.	(1,004)	(17,324)	1.68%
Maravai LifeSciences Holdings Inc, Class A	(3,781)	(12,289)	1.19%
QuidelOrtho Corp.	(354)	(10,101)	0.98%
Sarepta Therapeutics, Inc.	(550)	(11,828)	1.15%
		(64,598)
Industrials
Air Lease Corp.	(158)	(10,162)	0.99%
Amentum Holdings Inc.	(456)	(13,219)	1.28%
American Airlines Group Inc.	(825)	(12,644)	1.23%
Delta Air Lines, Inc.	(172)	(11,938)	1.16%
GXO Logistics, Inc., Class A	(206)	(10,847)	1.05%
Southwest Airlines Co.	(315)	(13,024)	1.26%
Sunrun Inc.	(583)	(10,735)	1.04%
United Airlines Holdings, Inc.	(97)	(10,856)	1.05%
Vestis Corp, Class A	(2,496)	(16,647)	1.61%
		(110,072)

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Information Technology
Akamai Technologies, Inc.	(132)	$(11,526)	1.12%
Amkor Technology, Inc.	(347)	(13,702)	1.33%
BILL Holdings Inc.	(195)	(10,619)	1.03%
Coherent Corp.	(91)	(16,721)	1.62%
Confluent Inc, Class A	(519)	(15,698)	1.52%
DXC Technology Co.	(723)	(10,597)	1.03%
Gen Digital Inc.	(352)	(9,562)	0.93%
Ingram Micro Holding Corp.	(482)	(10,277)	1.00%
Intel Corp.	(336)	(12,393)	1.20%
Lumentum Holdings, Inc.	(60)	(22,113)	2.14%
MKS Instruments, Inc.	(77)	(12,339)	1.19%
ON Semiconductor Corp.	(196)	(10,634)	1.03%
Ringcentral, Inc., Class A	(324)	(9,355)	0.91%
Sandisk Corp/DE	(96)	(22,813)	2.21%
Teradata Corp.	(462)	(14,073)	1.36%
Unity Software, Inc.	(219)	(9,662)	0.94%
		(212,084)
Materials
Celanese Corp., Class A	(232)	(9,792)	0.95%
Cleveland-Cliffs Inc.	(866)	(11,505)	1.12%
O-I Glass Inc, Class I	(770)	(11,358)	1.10%
		(32,655)
Real Estate
Medical Properties Trust Inc.	(2,028)	(10,139)	0.98%

Utilities
PG&E Corp.	(683)	(10,969)	1.06%

Other Components	(41,092)	(408,232)	39.57%
Total		$(1,031,567)	100.00%

*	The following table shows the top 50 positions and related Market Value of the securities within the UQUATUB01 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Fox Corp, Class A	300	$21,908	1.27%
Omnicom Group Inc.	454	36,650	2.13%
Take-Two Interactive Software Inc.	71	18,159	1.06%
		76,717
Consumer Discretionary
Lululemon Athletica Inc.	109	22,702	1.32%
Restaurant Brands International Inc.	278	18,938	1.10%
TopBuild Corp.	42	17,457	1.01%
Yum! Brands Inc.	117	17,673	1.03%
		76,770
Energy
Antero Midstream Corp.	938	16,686	0.97%

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Financials
Aon PLC, Class A	47	$16,572	0.96%
Assurant Inc.	82	19,749	1.15%
Cboe Global Markets, Inc.	75	18,718	1.09%
East West Bancorp Inc.	160	17,945	1.04%
Nasdaq Inc.	186	18,056	1.05%
Raymond James Financial Inc.	103	16,472	0.96%
SLM Corp.	621	16,800	0.97%
		124,312
Health Care
AbbVie Inc.	80	18,277	1.06%
Chemed Corp.	39	16,738	0.97%
Elevance Health Inc.	56	19,640	1.14%
IDEXX Laboratories, Inc.	27	18,432	1.07%
Jazz Pharmaceuticals PLC	138	23,533	1.37%
Mettler-Toledo International, Inc.	14	19,333	1.12%
Molina Healthcare Inc.	97	16,758	0.98%
		132,711
Industrials
Allison Transmission Holdings, Inc.	198	19,340	1.12%
CACI International, Inc., Class A	35	18,760	1.09%
Comfort Systems USA Inc.	23	21,630	1.26%
Core & Main Inc, Class A	359	18,649	1.08%
Genpact Ltd.	411	19,214	1.12%
Karman Holdings Inc.	271	19,865	1.15%
Nvent Electric PLC	184	18,790	1.09%
Rollins Inc.	304	18,272	1.06%
SS&C Technologies Holdings Inc.	196	17,115	1.00%
		171,635
Information Technology
Accenture PLC, Class A	73	19,643	1.14%
Adobe Inc.	50	17,494	1.02%
Amphenol Corp, Class A	147	19,887	1.15%
Apple Inc.	75	20,283	1.18%
Applied Materials Inc.	104	26,746	1.55%
Broadcom, Inc.	49	16,798	0.98%
Cisco Systems Inc.	263	20,221	1.17%
Cognizant Technology Solutions Corp, Class A	252	20,957	1.22%
International Business Machines Corp.	69	20,414	1.19%
Intuit Inc.	27	17,909	1.04%
KLA Corp.	18	22,006	1.28%
Lam Research Corp.	149	25,561	1.48%
Microsoft Corp.	34	16,563	0.96%
Ralliant Corp.	423	21,518	1.25%
		286,000
Materials
Avery Dennison Corp.	105	19,177	1.11%
Ecolab Inc.	64	16,817	0.98%
Sealed Air Corp.	515	21,344	1.24%
		57,338

See Notes to Financial Statements.

Simplify VettaFi Private Credit Strategy ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Real Estate
Equinix, Inc.	22	$16,967	0.99%

Utilities
Edison International	311	18,652	1.08%

Other Components	10,279	743,622	43.20%
Total		$1,721,410	100.00%

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 411.4%
U.S. Treasury Bill, 3.60%, 4/28/2026 (a)(b)
(Cost $182,889,407)	$185,000,000	$182,904,818

	Shares
U.S. Exchange-Traded Funds – 88.8%
Alternative Funds – 88.8%
iShares Bitcoin Trust ETF*(c)(d)
(Cost $50,070,259)	795,000	39,471,750

	Number of Contracts	Notional Amount
Purchased Options – 3.3%

Calls – Exchange-Traded – 3.2%
iShares Bitcoin Trust, January Strike Price $50, Expires 1/16/26	8,000	40,000,000	1,260,000
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	113	78,252,500	565
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	128	89,024,000	512
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	342	239,400,000	1,026
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	36	24,786,000	18,180
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	117	81,373,500	877
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	127	87,820,500	116,840
			1,398,000
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (e)	9	20,790,000	14,400
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (e)	92	20,930,000	8,970
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	130	86,580,000	31,850
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (e)	30	18,900,000	6,975
			62,195

Total Purchased Options (Cost $2,353,438)			1,460,195

	Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (f)
(Cost $14,455)	14,455	14,455

Total Investments – 503.5%
(Cost $235,327,559)		$223,851,218
Liabilities in Excess of Other Assets – (403.5)%		(179,395,044)
Net Assets – 100.0%		$44,456,174

See Notes to Financial Statements.

Simplify Bitcoin Strategy PLUS Income ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(9)	$(21,690,000)	$(49,050)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(92)	(21,850,000)	(42,320)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(30)	(19,800,000)	(29,100)
			(120,470)

Total Written Options (Premiums Received $111,111)			$(120,470)

*	Non Income Producing
†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $182,898,400 has been pledged as collateral for reverse repurchase agreements as of December 31, 2025. See note 5 for additional information
(c)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(d)	Securities with an aggregate market value of $26,190,375 have been pledged as collateral for options as of December 31, 2025.
(e)	Held in connection with Written Options.
(f)	Rate shown reflects the 7-day yield as of December 31, 2025.

At December 31, 2025, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.00%	12/31/2025	1/5/2026	$179,200,772	$179,200,772
				$179,200,772	$179,200,772

See Notes to Financial Statements.

Simplify Gold Strategy PLUS Income ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 77.4%
Money Market Funds – 77.4%
Simplify Government Money Market ETF (a)(b)(c)
(Cost $38,102,541)	380,574	$38,091,652

	Principal
U.S. Treasury Bills – 17.5%
U.S. Treasury Bill, 3.81%, 2/24/2026 (c)(d)	$1,200,000	1,193,763
U.S. Treasury Bill, 3.83%, 3/17/2026 (c)(d)	1,400,000	1,389,981
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)(d)	4,000,000	3,965,717
U.S. Treasury Bill, 3.61%, 4/14/2026 (d)	2,100,000	2,079,086
Total U.S. Treasury Bills (Cost $8,625,234)		8,628,547

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	61	42,242,500	305
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	72	50,076,000	288
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	183	128,100,000	549
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	17	11,704,500	8,585
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	65	45,207,500	487
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	71	49,096,500	65,320
			75,534
Puts – Exchange-Traded – 0.1%
Nasdaq 100 Index, January Strike Price $23,100, Expires 1/14/26 (e)	5	11,550,000	8,000
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (e)	50	11,375,000	4,875
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	73	48,618,000	17,885
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26	16	10,080,000	3,720
			34,480

Total Purchased Options (Cost $362,610)			110,014

Total Investments – 95.1%
(Cost $47,090,385)	$46,830,213
Other Assets in Excess of Liabilities – 4.9%	2,398,136
Net Assets – 100.0%	$49,228,349

	Number of Contracts	Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Nasdaq 100 Index, January Strike Price $24,100, Expires 1/14/26	(5)	$(12,050,000)	$(27,250)
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(50)	(11,875,000)	(23,000)

See Notes to Financial Statements.

Simplify Gold Strategy PLUS Income ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(16)	$(10,560,000)	$(15,520)
			(65,770)

Total Written Options (Premiums Received $60,669)			$(65,770)

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Securities with an aggregate market value of $19,557,120 have been pledged as collateral for options as of December 31, 2025.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(e)	Held in connection with Written Options.

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
Gold 100 OZ Future	172	$74,666,920	2/25/26	$3,240,740

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$84,252,211	$(46,134,215)	$(15,455)	$(10,889)	$38,091,652	380,574	$490,190	$—
	$—	$84,252,211	$(46,134,215)	$(15,455)	$(10,889)	$38,091,652	380,574	$490,190	$—

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 91.4%
U.S. Treasury Bill, 3.95%, 1/8/2026 (a)(b)	$400,000	$399,769
U.S. Treasury Bill, 3.87%, 2/24/2026 (a)(b)	6,000,000	5,968,818
U.S. Treasury Bill, 3.73%, 3/3/2026 (a)(b)	4,900,000	4,871,096
U.S. Treasury Bill, 3.87%, 3/17/2026 (a)(b)	16,100,000	15,984,782
U.S. Treasury Bill, 3.81%, 3/31/2026 (a)(b)	15,900,000	15,763,724
U.S. Treasury Bill, 3.63%, 4/14/2026 (a)(b)	11,250,000	11,137,959
Total U.S. Treasury Bills (Cost $54,102,322)		54,126,148

	Shares
Money Market Fund – 14.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (c)
(Cost $8,644,597)	8,644,597	8,644,597

U.S. Exchange-Traded Funds – 9.7%
Alternative Funds – 4.3%
Simplify US Equity Plus Managed Futures Strategy ETF* (d)	100,000	2,561,550

Fixed Income Funds – 5.4%
Simplify Ancorato Target 25 Distribution ETF (d)	125,000	3,178,750
Total U.S. Exchange-Traded Funds (Cost $5,633,635)		5,740,300

	Number of Contracts	Notional Amount
Purchased Options – 0.2%

Calls – Exchange-Traded – 0.2%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	80	55,400,000	400
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	85	59,117,500	340
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	240	168,000,000	720
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	22	15,147,000	11,110
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	80	55,640,000	600
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	84	58,086,000	77,280
			90,450
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	86	57,276,000	21,070

Puts - Over the Counter Barrier Options – 0.0%†
RTY, Expires 1/26/26 90%, Put/70% KO (Counterparty: Goldman Sachs)	12,352	25,199,451	143

Total Purchased Options (Cost $669,067)			111,663

Total Investments – 115.9%
(Cost $69,049,621)			$68,622,708
Liabilities in Excess of Other Assets – (15.9)%			(9,391,944)
Net Assets – 100.0%			$59,230,764

*	Non Income Producing
†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $46,885,497 have been pledged as collateral for options and swaps as of December 31, 2025.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

(d) Affiliated fund managed by Simplify Asset Management Inc.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Ancorato Target 25 Distribution ETF	$—	$5,004,680	$(1,933,905)	$57,150	$50,825	$3,178,750	125,000	$75,000	$—
Simplify Currency Strategy ETF	7,566,932	3,712,183	(11,810,281)	389,280	141,886	—	—	253,082	—
Simplify US Equity Plus Managed Futures Strategy ETF	—	2,505,710	—	—	55,840	2,561,550	100,000	253,082	—
	$7,566,932	$11,222,573	$(13,744,186)	$446,430	$248,551	$5,740,300	225,000	$581,164	$—

Currency Abbreviations:

USD	:	U.S. Dollar

Abbreviations:

EKI	:	European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
KO	:	Knock Out. - Represents a knock-out option contract with a built-in mechanism to expire worthless if a specified price level in the underlying asset(s) is reached.

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
CTABOATRS(c)	3/13/2026	5.02% (SOFR+1.15%)(d)	BOA	24,088,708	$273,845
FOXBOATRS(e)	3/13/2026	5.02% (SOFR+1.15%)(d)	BOA	2,849,210	(106,771)
FOXBP1TRS*(e)	11/13/2026	4.52% (SOFR+0.65%)(d)	BNP	3,526,250	(131,406)
FOXBP2TRS*(e)	11/13/2026	4.82% (SOFR+0.95%)(d)	BNP	3,526,250	(131,847)
FOXCI1TRS(e)	3/13/2026	4.52% (SOFR+0.65%)(d)	CITI	2,753,296	(102,601)
SBABOATRS*(f)	3/13/2026	5.02% (SOFR+1.15%)(d)	BOA	24,796,805	1,100,195
UJNKTUB02*	11/13/2026	3.59% (EFFR-0.05%)(d)	UBS	(136,561,564)	1,188,863
UQUATUB02*	11/13/2026	3.89% (EFFR+0.25%)(d)	UBS	173,846,928	(3,344,063)
					$(1,253,785)

*	The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Based on Simplify Managed Futures Strategy ETF.
(d)	Payments made quarterly.
(e)	Based on Simplify Currency Strategy ETF.
(f)	Based on Simplify Barrier Income ETF.

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Abbreviations:

BNP	:	BNP Paribas
BOA	:	Bank of America
CITI	:	Citibank, N.A.
EFFR	:	Effective Federal Funds Rate
SOFR	:	Secured Overnight Financing Rate
UBS	:	UBS AG

*	The following table shows the top 50 positions and related Market Value of the securities within the UQUATUB02 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Electronic Arts, Inc.	8,583	$1,753,792	1.03%
New York Times Co. (The), Class A	27,097	1,881,074	1.10%
Omnicom Group, Inc.	23,374	1,887,475	1.11%
		5,522,341
Consumer Discretionary
Birkenstock Holding Plc	42,061	1,720,292	1.01%
Crocs Inc.	23,005	1,967,375	1.15%
Deckers Outdoor Corp.	20,385	2,113,363	1.24%
Domino’s Pizza Inc.	4,116	1,715,740	1.00%
Lululemon Athletica, Inc.	9,892	2,055,607	1.20%
Yum! Brands, Inc.	11,330	1,713,931	1.00%
		11,286,308
Consumer Staples
Colgate-Palmolive Co.	21,631	1,709,308	1.00%
Hershey Co. (The)	9,421	1,714,518	1.00%
Keurig Dr Pepper Inc.	62,231	1,743,089	1.02%
		5,166,915
Energy
Dt Midstream, Inc.	14,562	1,742,788	1.02%

Financials
Aon PLC, Class A	4,822	1,701,586	1.00%
Intercontinental Exchange, Inc.	11,102	1,798,128	1.05%
Marsh & McLennan Cos., Inc.	9,235	1,713,354	1.00%
Western Union Co. (The)	191,203	1,780,104	1.04%
		6,993,172
Health Care
Avantor, Inc.	148,359	1,700,195	1.00%
Exelixis, Inc.	40,536	1,776,695	1.04%
Henry Schein, Inc.	23,636	1,786,416	1.05%
Zoetis, Inc.	13,974	1,758,195	1.03%
		7,021,501
Industrials
Allison Transmission Holdings, Inc.	20,657	2,022,355	1.18%
AMETEK Inc.	8,732	1,792,667	1.05%
Cintas Corp.	9,042	1,700,533	1.00%
Comfort Systems USA Inc.	1,856	1,732,297	1.01%
Core & Main, Inc., Class A	35,808	1,860,918	1.09%
Edison International	28,757	1,725,998	1.01%
Genpact Ltd.	37,610	1,759,409	1.03%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Industrials (continued)
Karman Holdings Inc.	28,022	$2,050,370	1.20%
Loar Holdings, Inc.	25,286	1,719,427	1.01%
Masco Corp.	27,791	1,763,641	1.03%
SS&C Technologies Holdings, Inc.	20,222	1,767,798	1.03%
TransUnion	20,818	1,785,129	1.05%
Verisk Analytics Inc, Class A	7,822	1,749,730	1.02%
		23,430,272
Information Technology
Adobe, Inc.	5,099	1,784,595	1.04%
Cognizant Technology Solutions Corp., Class A	23,249	1,929,648	1.13%
F5, Inc.	7,215	1,841,718	1.08%
Motorola Solutions, Inc.	4,443	1,703,166	1.00%
Vontier Corp.	47,029	1,748,523	1.02%
		9,007,650
Materials
Avery Dennison Corp.	9,764	1,775,911	1.04%
CRH PLC	15,409	1,923,000	1.13%
Crown Holdings, Inc.	17,380	1,789,653	1.05%
Ecolab, Inc.	6,529	1,714,051	1.00%
James Hardie Industries PLC	96,605	2,004,546	1.17%
		9,207,161
Real Estate
Lineage Inc.	50,534	1,768,674	1.04%
Medical Properties Trust Inc.	341,076	1,705,380	1.00%
OMEGA Healthcare Investors, Inc.	38,397	1,702,533	1.00%
Weyerhaeuser Co.	76,291	1,807,340	1.06%
		6,983,927
Utilities
Talen Energy Corp.	4,678	1,753,441	1.03%

Other Components	1,124,869	80,538,907	47.16%
Total		$170,784,615	100.00%

*	The following table shows the top 50 positions and related Market Value of the securities within the UJNKTUB02 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Comcast Corp.	(58,250)	$(1,741,106)	1.28%
Millicom International Cellula	(36,880)	(2,044,607)	1.51%
Nexstar Media Group, Inc.	(9,086)	(1,844,832)	1.36%
Sirius XM Holdings, Inc.	(1,608,679)	(1,608,679)	1.19%
ZoomInfo Technologies, Inc.	(169,171)	(1,720,468)	1.27%
		(8,959,692)
Consumer Discretionary
ADT, Inc.	(204,342)	(1,649,043)	1.22%
Caesars Entertainment, Inc.	(76,761)	(1,795,434)	1.32%
Lithia Motors, Inc.	(5,754)	(1,912,311)	1.41%
Macy’s, Inc.	(85,127)	(1,877,043)	1.38%
MGM Resorts International	(55,077)	(2,009,744)	1.48%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Consumer Discretionary (continued)
Norwegian Cruise Line Holdings	(75,942)	$(1,695,020)	1.25%
RH	(10,398)	(1,862,713)	1.37%
V.F. Corp.	(123,488)	(2,232,665)	1.65%
Wendy’s Co/The	(197,411)	(1,644,433)	1.21%
		(16,678,406)
Consumer Staples
Darling Ingredients, Inc.	(53,595)	(1,929,425)	1.42%
Dollar General Corp.	(13,161)	(1,747,330)	1.29%
		(3,676,755)
Energy
Civitas Resources, Inc.	(60,783)	(1,646,606)	1.22%
Matador Resources Co.	(39,922)	(1,694,281)	1.25%
Permian Resources Corp.	(136,458)	(1,914,503)	1.41%
Weatherford International PLC	(26,352)	(2,062,312)	1.52%
		(7,317,702)
Health Care
Bruker Corp.	(46,649)	(2,197,656)	1.62%
DENTSPLY Sirona, Inc.	(140,866)	(1,610,096)	1.19%
Jazz Pharmaceuticals PLC	(12,819)	(2,179,294)	1.61%
Sotera Health Co.	(107,840)	(1,902,291)	1.40%
Tenet Healthcare Corp.	(8,841)	(1,756,814)	1.30%
		(9,646,151)
Industrials
Air Lease Corp.	(27,279)	(1,752,127)	1.29%
Alaska Air Group, Inc.	(36,045)	(1,813,071)	1.34%
Amentum Holdings, Inc.	(75,454)	(2,188,156)	1.61%
American Airlines Group, Inc.	(142,514)	(2,184,737)	1.61%
Concentrix Corp.	(39,987)	(1,662,639)	1.23%
GXO Logistics, Inc.	(32,404)	(1,705,759)	1.26%
Ryder System, Inc.	(9,436)	(1,805,962)	1.33%
Sensata Technologies Holding P	(50,728)	(1,688,723)	1.25%
Southwest Airlines Co.	(53,571)	(2,214,084)	1.63%
WESCO International, Inc.	(7,484)	(1,830,828)	1.35%
		(18,846,086)
Information Technology
BILL Holdings, Inc.	(34,396)	(1,875,941)	1.38%
Coherent Corp.	(14,169)	(2,615,220)	1.93%
DXC Technology Co.	(136,480)	(1,999,439)	1.48%
Kyndryl Holdings, Inc.	(62,256)	(1,653,509)	1.22%
Lumentum Holdings Inc.	(9,056)	(3,337,870)	2.46%
MKS, Inc.	(12,819)	(2,048,471)	1.51%
RingCentral, Inc.	(64,543)	(1,864,012)	1.38%
		(15,394,462)
Materials
Alcoa Corp.	(48,410)	(2,572,508)	1.90%
Celanese Corp.	(44,281)	(1,872,185)	1.38%
Cleveland-Cliffs, Inc.	(121,606)	(1,614,928)	1.19%
Eastman Chemical Co.	(30,099)	(1,921,207)	1.42%
Huntsman Corp.	(207,865)	(2,078,655)	1.53%
Scotts Miracle-Gro Co/The	(32,321)	(1,885,906)	1.39%

See Notes to Financial Statements.

Simplify Multi-QIS Alternative ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Materials (continued)
Sealed Air Corp.	(44,947)	$(1,862,165)	1.37%
Sonoco Products Co.	(44,613)	(1,946,913)	1.44%
		(15,754,467)
Other Components	(3,250,679)	(39,303,202)	28.99%
Total		$(135,576,923)	100.00%

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 180.6%
U.S. Treasury Bill, 3.95%, 1/8/2026 (a)	$50,000,000	$49,971,055
U.S. Treasury Bill, 3.82%, 2/24/2026 (a)	50,000,000	49,740,153
U.S. Treasury Bill, 3.73%, 3/3/2026 (a)	12,500,000	12,426,266
U.S. Treasury Bill, 3.79%, 3/31/2026 (a)	10,000,000	9,914,292
U.S. Treasury Bill, 3.68%, 4/7/2026 (a)	6,000,000	5,944,322
U.S. Treasury Bill, 3.64%, 4/21/2026 (a)	165,000,000	163,240,966
U.S. Treasury Bill, 3.60%, 4/28/2026 (a)(b)	857,000,000	847,294,210
Total U.S. Treasury Bills (Cost $1,138,386,050)		1,138,531,264

	Shares
U.S. Exchange-Traded Funds – 40.4%

Alternative Funds – 8.9%
Simplify Multi-QIS Alternative ETF (c)	3,777,620	56,064,414
Equity Funds – 16.7%
Simplify Next Intangible Core Index ETF (c)	822,303	26,742,445
Simplify Piper Sandler US Small-Cap PLUS Income ETF (c)	91,464	2,701,453
Simplify US Equity PLUS Upside Convexity ETF (c)	1,634,812	76,175,863
		105,619,761
Fixed Income Funds – 14.8%
Simplify Aggregate Bond ETF (c)	1,859,127	38,483,929
Simplify National Muni Bond ETF (c)	1,553,376	38,849,934
Simplify Target 15 Distribution ETF (c)	624,406	15,841,180
		93,175,043
Total U.S. Exchange-Traded Funds (Cost $264,243,037)		254,859,218

Money Market Fund – 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (d)
(Cost $13,563,279)	13,563,279	13,563,279

	Number of Contracts	Notional Amount
Purchased Options – 0.9%
Calls – Exchange-Traded – 0.9%
CBOE Volatility Index, January Strike Price $70, Expires 1/21/26	40,000	280,000,000	200,000
CBOE Volatility Index, January Strike Price $80, Expires 1/21/26	10,885	87,080,000	43,540
CBOE Volatility Index, February Strike Price $60, Expires 2/18/26	20,000	120,000,000	660,000
CBOE Volatility Index, February Strike Price $70, Expires 2/18/26	9,115	63,805,000	227,875
Nasdaq 100 Index, January Strike Price $25,950, Expires 1/02/26	125	648,750,000	1,250
Nasdaq 100 Index, January Strike Price $25,250, Expires 1/16/26	130	328,250,000	4,737,200
			5,869,865
Puts – Exchange-Traded – 0.0%†
S&P 500 Index, January Strike Price $6,400, Expires 1/02/26	200	128,000,000	1,000
S&P 500 Index, January Strike Price $6,805, Expires 1/02/26	922	627,421,000	2,766
S&P 500 Index, January Strike Price $6,400, Expires 1/05/26	200	128,000,000	2,000
S&P 500 Index, January Strike Price $6,745, Expires 1/05/26	912	615,144,000	57,000
S&P 500 Index, January Strike Price $6,300, Expires 1/06/26	200	126,000,000	5,000
S&P 500 Index, January Strike Price $6,400, Expires 1/06/26	200	128,000,000	4,500
S&P 500 Index, January Strike Price $6,300, Expires 1/07/26	200	126,000,000	7,000

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 0.9% (continued)
Puts – Exchange-Traded – 0.0%† (continued)
S&P 500 Index, January Strike Price $6,300, Expires 1/08/26	200	$126,000,000	$11,500
			90,766

Total Purchased Options (Cost $14,086,081)			5,960,631

Total Investments – 224.1%
(Cost $1,430,278,447)			$1,412,914,392
Liabilities in Excess of Other Assets – (124.1)%			(782,518,668)
Net Assets – 100.0%			$630,395,724

	Number of Contracts	Notional Amount
Written Options – (0.3)%
Calls – Exchange-Traded – (0.1)%
U.S. Long Bond, January Strike Price $117, Expires 1/23/26	(800)	$(93,600,000)	$(312,500)
U.S. Long Bond, January Strike Price $118, Expires 1/23/26	(800)	(94,400,000)	(162,500)
U.S. Treasury Bond Future, January Strike Price $116, Expires 1/09/26	(800)	(92,800,000)	(325,000)
			(800,000)
Puts – Exchange-Traded – (0.2)%
U.S. Long Bond, January Strike Price $115, Expires 1/23/26	(1,500)	(172,500,000)	(1,007,813)

Total Written Options (Premiums Received $2,721,418)			$(1,807,813)

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Security, or a portion thereof, in the amount of $810,684,800 has been pledged as collateral for reverse repurchase agreements as of December 31, 2025. See note 5 for additional information
(c)	Affiliated fund managed by Simplify Asset Management Inc.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
U.S. Treasury Long Bond Futures	1,756	$202,982,625	3/20/26	$(2,243,656)

Short position contracts:
CBOE VIX Future	(1,054)	(17,425,255)	1/21/26	3,132,413
CBOE VIX Future	(8,159)	(151,218,906)	2/18/26	2,714,384
S&P 500 E-Mini Future	(380)	(130,957,500)	3/20/26	(104,762)
Total unrealized appreciation/(depreciation)				$5,742,035
Total net unrealized appreciation				$3,498,379

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Aggregate Bond ETF	$107,188,763	$—	$(69,061,994)	$(4,138,016)	$4,495,176	$38,483,929	1,859,127	$3,160,238	$—
Simplify Barrier Income ETF	28,842,000	—	(28,767,644)	1,180,914	(1,255,270)	—	—	524,493	—
Simplify Intermediate Term Treasury Futures Strategy ETF	39,352,785	—	(38,850,040)	(2,629,954)	2,127,209	—	—	126,809	—
Simplify Multi-QIS Alternative ETF	86,368,364	39,752,435	(45,162,107)	(10,021,008)	(14,873,270)	56,064,414	3,777,620	462,762	—
Simplify National Muni Bond ETF	67,824,759	—	(28,033,328)	(1,270,633)	329,136	38,849,934	1,553,376	932,026	—
Simplify Next Intangible Core Index ETF	686,375	24,696,533	—	—	1,359,537	26,742,445	822,303	76,367	—
Simplify Piper Sandler US Small-Cap PLUS Income ETF	2,530,809	—	—	—	170,644	2,701,453	91,464	26,910	—
Simplify Target 15 Distribution ETF	26,630,000	—	(9,998,962)	606,483	(1,396,341)	15,841,180	624,406	2,335,379	—
Simplify US Equity PLUS Upside Convexity ETF	85,560,543	—	(12,646,339)	816,397	2,445,262	76,175,863	1,634,812	3,299,476	—
	$444,984,398	$64,448,968	$(232,520,414)	$(15,455,817)	$(6,597,917)	$254,859,218	10,363,108	$10,944,460	$—

See Notes to Financial Statements.

Simplify Volatility Premium ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.00%	12/31/2025	1/5/2026	$794,295,317	$794,295,317
				$794,295,317	$794,295,317

See Notes to Financial Statements.

(This page intentionally left blank)

Simplify Exchange Traded Funds

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Barrier Income ETF	Simplify Bond Bull ETF	Simplify China A Shares PLUS Income ETF
Assets
Investments in unaffiliated securities, at value	$303,229,021	$46,733,425	$73,673,588	$5,781,083
Investments in affiliated securities, at value	—	138,024,110	—	3,553,195
Cash	—	—	26,557,721	195,063
Deposit at Broker for Futures Contracts	104,557	—	—	—
Cash held as collateral for swaps	3,067,333	—	—	—
Unrealized appreciation on centrally cleared swaps	531,142	—	—	—
Unrealized appreciation on over the counter swaps	—	—	—	401,197
Receivables:
Capital shares	2,073,256	650,623	127,382	—
Due from broker	711,247	—	—	6
Investment adviser	70,892	—	—	—
Interest	3,441	4,002	6,049	—
Securities sold	—	836,500	—	11,964
Total assets	309,790,889	186,248,660	100,364,740	9,942,508

Liabilities
Unrealized depreciation on centrally cleared swaps	35,993	—	—	—
Payables:
Securities purchased	2,034,437	—	—	20,685
Reset of swaps	1,795,506	—	—	—
Written options	909,375	5,281,172	—	12,960
Investment advisory fees	141,784	94,209	45,485	8,847
Variation margin on futures contracts	105,000	—	—	—
Capital shares	—	—	8,492,167	—
Total liabilities	5,022,095	5,375,381	8,537,652	42,492
Net Assets	$304,768,794	$180,873,279	$91,827,088	$9,900,016

Net Assets Consist of
Paid-in capital	$297,911,407	$179,747,095	$134,413,143	$10,005,049
Distributable earnings (loss)	6,857,387	1,126,184	(42,586,055)	(105,033)
Net Assets	$304,768,794	$180,873,279	$91,827,088	$9,900,016
Number of Common Shares outstanding	14,700,001	6,950,001	2,450,001	400,001
Net Asset Value, offering and redemption price per share	$20.73	$26.02	$37.48	$24.75
Investments, at cost	$295,718,606	$47,052,907	$109,775,439	$5,844,246
Investments in affiliated securities, at cost	$—	$138,095,722	$—	$3,553,979
Premiums received	$1,353,481	$6,394,500	$—	$11,964

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2025 (Unaudited)

	Simplify Currency Strategy ETF	Simplify Enhanced Income ETF	Simplify Government Money Market ETF	Simplify Health Care ETF
Assets
Investments in unaffiliated securities, at value	$26,403,655	$34,172,457	$4,412,360,880	$345,388,433
Investments in affiliated securities, at value	28,225,380	117,293,569	—	—
Cash	—	—	100,071,945	—
Unrealized appreciation on forward foreign currency contracts	3,029,831	—	—	—
Receivables:
Interest	937	2,667	6,087,671	—
Dividends	—	—	—	37,175
Foreign tax reclaim	—	—	—	41,044
Capital shares	—	—	—	2,741,292
Due from broker	—	442	—	—
Securities sold	—	1,056,445	99,410,000	1,805,098
Total assets	57,659,803	152,525,580	4,617,930,496	350,013,042

Liabilities
Due to Custodian-Foreign Currency	10	—	—	—
Unrealized depreciation on forward foreign currency contracts	4,805,105	—	—	—
Payables:
Investment advisory fees	36,237	65,632	549,690	147,373
Capital shares	—	1,117,425	—	—
Securities purchased	—	319,804	214,037,532	2,633,323
Written options	—	203,440	—	—
Total liabilities	4,841,352	1,706,301	214,587,222	2,780,696
Net Assets	$52,818,451	$150,819,279	$4,403,343,274	$347,232,346

Net Assets Consist of
Paid-in capital	$53,636,992	$169,352,089	$4,403,005,591	$326,105,995
Distributable earnings (loss)	(818,541)	(18,532,810)	337,683	21,126,351
Net Assets	$52,818,451	$150,819,279	$4,403,343,274	$347,232,346
Number of Common Shares outstanding	1,950,001	6,750,001	43,990,001	9,500,001
Net Asset Value, offering and redemption price per share	$27.09	$22.34	$100.10	$36.55
Investments, at cost	$26,390,882	$35,001,806	$4,411,128,569	$318,600,256
Investments in affiliated securities, at cost	$28,248,807	$117,253,686	$—	$—
Premiums received	$—	$187,664	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2025 (Unaudited)

	Simplify Hedged Equity ETF	Simplify High Yield ETF	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF
Assets
Investments in unaffiliated securities, at value	$334,137,397	$127,232,351	$120,646,626	$598,859
Investments in affiliated securities, at value	—	336,876,917	23,971,555	84,726,185
Cash	—	591,984	—	—
Foreign currency at value	—	—	—	139,097
Unrealized appreciation on written options	—	—	6,521,434	—
Unrealized appreciation on over the counter swaps	—	802,924	2,784	—
Receivables:
Interest	1,204	6,098	2,180	3,923
Due from broker	131	7,278,216	42,195	—
Securities sold	—	2,498,563	1,091,924	—
Investment adviser	—	99,343	—	—
Total assets	334,138,732	475,386,396	152,278,698	85,468,064

Liabilities
Due to custodian	—	—	588,411	—
Due to Custodian-Foreign Currency	—	3,665,755	—	—
Unrealized depreciation on over the counter swaps	—	2,945,002	—	—
Payables:
Written options	3,445,500	—	—	—
Investment advisory fees	112,331	198,686	66,326	17,305
Capital shares	—	1,113,371	—	—
Reset of swaps	—	7,084,081	—	—
Total liabilities	3,557,831	15,006,895	654,737	17,305
Net Assets	$330,580,901	$460,379,501	$151,623,961	$85,450,759

Net Assets Consist of
Paid-in capital	$321,021,712	$473,733,019	$141,446,834	$114,438,149
Distributable earnings (loss)	9,559,189	(13,353,518)	10,177,127	(28,987,390)
Net Assets	$330,580,901	$460,379,501	$151,623,961	$85,450,759
Number of Common Shares outstanding	10,325,001	20,675,001	3,150,001	6,300,001
Net Asset Value, offering and redemption price per share	$32.02	$22.27	$48.13	$13.56
Investments, at cost	$296,100,624	$127,180,148	$102,027,176	$598,859
Investments in affiliated securities, at cost	$—	$337,007,111	$23,957,032	$84,717,741
Foreign currency, at cost	$—	$(3,665,755)	$—	$139,098
Premiums received	$5,801,182	$—	$—	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2025 (Unaudited)

	Simplify MBS ETF	Simplify Next Intangible Core Index ETF	Simplify Short Term Treasury Futures Strategy ETF	Simplify Target 15 Distribution ETF
Assets
Investments in unaffiliated securities, at value	$1,860,315,841	$35,708,574	$80,907,062	$20,903,938
Investments in affiliated securities, at value	1,486,736,860	—	574,816,870	53,398,015
Cash	—	—	—	47,520
Foreign currency at value	—	—	25,535	—
Receivables:
Securities sold	149,505,078	—	140	55,900
Dividends	6,502	19,290	—	—
Interest	—	—	5,314	2,051
Capital shares	—	812,467	—	631,260
Total assets	3,496,564,281	36,540,331	655,754,921	75,038,684

Liabilities
Payables:
Securities purchased	1,811,634,940	784,204	—	—
Investment advisory fees	211,596	7,541	141,275	46,395
Due to broker	—	—	2,007,539	—
Written options	—	—	—	2,397,378
Total liabilities	1,811,846,536	791,745	2,148,814	2,443,773
Net Assets	$1,684,717,745	$35,748,586	$653,606,107	$72,594,911

Net Assets Consist of
Paid-in capital	$1,672,563,798	$34,151,037	$690,377,437	$74,173,316
Distributable earnings (loss)	12,153,947	1,597,549	(36,771,330)	(1,578,405)
Net Assets	$1,684,717,745	$35,748,586	$653,606,107	$72,594,911
Number of Common Shares outstanding	33,400,001	1,100,001	29,825,001	2,875,001
Net Asset Value, offering and redemption price per share	$50.44	$32.50	$21.91	$25.25
Investments, at cost	$1,854,317,034	$34,404,412	$80,879,563	$21,151,227
Investments in affiliated securities, at cost	$1,486,812,546	$—	$574,666,376	$53,417,678
Foreign currency, at cost	$—	$—	$25,535	$—
Premiums received	$—	$—	$—	$3,146,555

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2025 (Unaudited)

	Simplify Treasury Option Income ETF	Simplify US Equity PLUS Bitcoin Strategy ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
Assets
Investments in unaffiliated securities, at value	$170,421	$46,640,133	$95,424,328	$117,312,007
Investments in affiliated securities, at value	351,215,810	—	—	—
Cash	915,866	—	—	—
Deposit at Broker for Futures Contracts	—	—	111	—
Receivables:
Securities sold	2,501,941	—	88,072	66,771
Interest	1,787	741	752	464
Due from broker	29	421,528	—	352
Capital shares	—	—	—	4,903,680
Total assets	354,805,854	47,062,402	95,513,263	122,283,274

Liabilities
Payables:
Capital shares	2,371,280	—	—	—
Written options	787,500	—	283,110	515,240
Investment advisory fees	105,099	21,984	40,295	47,101
Securities purchased	—	64,630	158,578	5,022,192
Total liabilities	3,263,879	86,614	481,983	5,584,533
Net Assets	$351,541,975	$46,975,788	$95,031,280	$116,698,741

Net Assets Consist of
Paid-in capital	$356,766,324	$41,529,008	$80,568,841	$160,047,251
Distributable earnings (loss)	(5,224,349)	5,446,780	14,462,439	(43,348,510)
Net Assets	$351,541,975	$46,975,788	$95,031,280	$116,698,741
Number of Common Shares outstanding	14,825,001	1,050,001	2,225,001	2,975,001
Net Asset Value, offering and redemption price per share	$23.71	$44.74	$42.71	$39.23
Investments, at cost	$175,625	$42,743,083	$70,372,269	$101,950,688
Investments in affiliated securities, at cost	$351,292,574	$—	$—	$—
Premiums received	$1,247,435	$—	$544,225	$1,128,902

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Assets and Liabilities (Continued)

December 31, 2025 (Unaudited)

	Simplify US Equity PLUS Managed Futures Strategy ETF	Simplify US Equity PLUS Upside Convexity ETF	Simplify VettaFi Private Credit Strategy ETF
Assets
Investments, at value	$4,297,942	$104,867,348	$2,429,126
Cash	—	—	98,827
Unrealized appreciation on over the counter swaps	63,141	—	12,186
Receivables:
Due from broker	107,822	206	—
Investment adviser	301	—	—
Interest	185	6,157	279
Total assets	4,469,391	104,873,711	2,540,418

Liabilities
Unrealized depreciation on over the counter swaps	981	—	98,852
Payables:
Investment advisory fees	503	47,268	1,488
Due to broker	—	—	53,566
Securities purchased	—	10,131	98,827
Written options	—	203,150	—
Total liabilities	1,484	260,549	252,733
Net Assets	$4,467,907	$104,613,162	$2,287,685

Net Assets Consist of
Paid-in capital	$4,399,985	$94,870,409	$2,500,025
Distributable earnings (loss)	67,922	9,742,753	(212,340)
Net Assets	$4,467,907	$104,613,162	$2,287,685
Number of Common Shares outstanding	175,001	2,250,001	100,001
Net Asset Value, offering and redemption price per share	$25.53	$46.49	$22.88
Investments, at cost	$4,295,878	$93,782,609	$2,427,756
Premiums received	$—	$594,794	$—

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income ETF	Simplify Multi-QIS Alternative ETF	Simplify Volatility Premium ETF
Assets
Investments in unaffiliated securities, at value	$223,851,218	$8,738,561	$62,882,408	$1,158,055,174
Investments in affiliated securities, at value	—	38,091,652	5,740,300	254,859,218
Cash	10,861	2,054,173	3,880	540,518
Foreign currency at value	—	—	14,642	—
Unrealized appreciation on over the counter swaps	—	—	2,562,903	—
Receivables:
Securities sold	111,111	60,668	—	—
Due from broker	21,125	474,233	—	16,526,537
Interest	4,439	—	—	8,650
Dividends	—	—	9,987	—
Variation margin on futures contracts	—	—	—	1,948,349
Total assets	223,998,754	49,419,287	71,214,120	1,431,938,446

Liabilities
Unrealized depreciation on over the counter swaps	—	—	3,816,688	—
Payables:
Reverse repurchase agreement	179,200,772	—	—	794,295,317
Securities purchased	188,902	105,323	106,127	305,293
Written options	120,470	65,770	—	1,807,813
Investment advisory fees	32,436	19,280	51,301	278,740
Due to broker	—	—	8,009,240	—
Capital shares	—	—	—	4,852,563
Other accrued expenses	—	565	—	2,996
Total liabilities	179,542,580	190,938	11,983,356	801,542,722
Net Assets	$44,456,174	$49,228,349	$59,230,764	$630,395,724

Net Assets Consist of
Paid-in capital	$68,053,809	$35,636,285	$85,506,038	$668,474,310
Distributable earnings (loss)	(23,597,635)	13,592,064	(26,275,274)	(38,078,586)
Net Assets	$44,456,174	$49,228,349	$59,230,764	$630,395,724
Number of Common Shares outstanding	3,100,001	1,175,001	3,925,001	35,725,001
Net Asset Value, offering and redemption price per share	$14.34	$41.90	$15.09	$17.65
Investments, at cost	$235,327,559	$8,987,844	$63,415,986	$1,166,035,410
Investments in affiliated securities, at cost	$—	$38,102,541	$5,633,635	$264,243,037
Foreign currency, at cost	$—	$—	$13,996	$—
Premiums received	$111,111	$60,669	$—	$2,721,418

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Aggregate Bond ETF	Simplify Barrier Income ETF	Simplify Bond Bull ETF	Simplify China A Shares PLUS Income ETF
Investment Income
Unaffiliated dividend income	$6,735,197	$—	$—	$—
Affiliated dividend income	—	1,409,528	—	94,374
Interest income	394,805	798,692	3,012,091	158,854
Total income	7,130,002	2,208,220	3,012,091	253,228

Expenses
Investment advisory fees	792,601	385,554	316,013	55,230
Interest expense	569	579	—	4
Total expenses	793,170	386,133	316,013	55,234
Less fees waived:
Waiver	(396,301)	—	—	—
Net expenses	396,869	386,133	316,013	55,234
Net investment income (loss)	6,733,133	1,822,087	2,696,078	197,994

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,810,965)	(186,588)	(6,398,136)	(1,449,226)
Affiliated investments	—	(13,226)	—	(6,125)
In-kind redemptions	911,295	—	—	—
Futures	999,384	—	—	—
Swaps	3,919,237	—	—	2,935,403
Written options	8,355,705	4,555,545	—	938,835
Net realized gain (loss)	12,374,656	4,355,731	(6,398,136)	2,418,887
Net change in unrealized appreciation (depreciation) on:
Investments	857,964	(317,869)	(26,612,255)	(182,731)
Affiliated investments	—	(71,612)	—	(784)
Futures	(1,716,599)	—	—	—
Swaps	(1,224,300)	—	—	20,594
Written options	(843,792)	1,080,283	—	(10,725)
Net unrealized gain (loss)	(2,926,727)	690,802	(26,612,255)	(173,646)
Net realized and unrealized gain (loss)	9,447,929	5,046,533	(33,010,391)	2,245,241
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,181,062	$6,868,620	$(30,314,313)	$2,443,235

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Currency Strategy ETF	Simplify Enhanced Income ETF	Simplify Government Money Market ETF(1)	Simplify Health Care ETF
Investment Income
Unaffiliated dividend income	$—	$—	$—	$1,029,931
Affiliated dividend income	237,180	2,518,922	—	—
Interest income	397,310	1,133,403	63,037,308	—
Total income	634,490	3,652,325	63,037,308	1,029,931

Expenses
Investment advisory fees	115,583	453,960	2,304,501	494,854
Interest expense	1,552	751	9,462	—
Total expenses	117,135	454,711	2,313,963	494,854
Net investment income (loss)	517,355	3,197,614	60,723,345	535,077

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,117	(22,058,005)	507,829	16,487,905
Affiliated investments	(2,645)	(19,897)	—	—
In-kind redemptions	—	—	—	3,974,477
Affiliated in-kind redemptions	—	6,413	—	—
Written options	—	15,185,883	—	—
Forward foreign currency contracts	2,301,729	—	—	—
Foreign currency transactions	(4,147)	—	—	—
Net realized gain (loss)	2,298,054	(6,885,606)	507,829	20,462,382
Net change in unrealized appreciation (depreciation) on:
Investments	12,557	(2,907,461)	1,232,311	20,598,394
Affiliated investments	(23,427)	39,883	—	—
Forward foreign currency contracts	(2,022,415)	—	—	—
Foreign currency translations	(131)	—	—	—
Written options	—	(191,131)	—	—
Net unrealized gain (loss)	(2,033,416)	(3,058,709)	1,232,311	20,598,394
Net realized and unrealized gain (loss)	264,638	(9,944,315)	1,740,140	41,060,776
Net Increase (Decrease) in Net Assets Resulting from Operations	$781,993	$(6,746,701)	$62,463,485	$41,595,853

(1)	For the period July 14, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Hedged Equity ETF	Simplify High Yield ETF	Simplify Interest Rate Hedge ETF	Simplify Intermediate Term Treasury Futures Strategy ETF
Investment Income
Unaffiliated dividend income	$2,113,898	$—	$—	$13,727
Affiliated dividend income	—	4,797,402	517,245	1,232,260
Interest income	—	3,103,338	2,420,301	718,387
Total income	2,113,898	7,900,740	2,937,546	1,964,374

Expenses
Investment advisory fees	796,106	958,240	402,826	125,947
Interest expense	—	1,456	259	823
Other expenses	—	—	2,168	—
Total expenses	796,106	959,696	405,253	126,770
Less fees waived:
Waiver	(159,221)	(479,120)	—	(36,475)
Net expenses	636,885	480,576	405,253	90,295
Net investment income (loss)	1,477,013	7,420,164	2,532,293	1,874,079

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,256,596	(7,158,979)	(16,788,600)	(2,203)
Affiliated investments	—	55,071	11,328	59,508
Futures	—	—	—	9,872,139
Swaps	—	3,639,152	(55)	—
Written options	(14,200,585)	1,192,323	—	—
Foreign currency transactions	—	—	—	6
Net realized gain (loss)	(10,943,989)	(2,272,433)	(16,777,327)	9,929,450
Net change in unrealized appreciation (depreciation) on:
Investments	18,187,944	356,826	2,767,125	5,408
Affiliated investments	—	(148,065)	14,523	8,444
Futures	—	—	—	(9,713,112)
Swaps	—	(5,044,065)	326	—
Written options	12,814,143	(506,201)	5,872,788	—
Net unrealized gain (loss)	31,002,087	(5,341,505)	8,654,762	(9,699,260)
Net realized and unrealized gain (loss)	20,058,098	(7,613,938)	(8,122,565)	230,190
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,535,111	$(193,774)	$(5,590,272)	$2,104,269

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify MBS ETF	Simplify Next Intangible Core Index ETF	Simplify Short Term Treasury Futures Strategy ETF	Simplify Target 15 Distribution ETF(1)
Investment Income
Unaffiliated dividend income	$—	$122,381	$—	$—
Affiliated dividend income	23,553,534	—	8,145,310	807,155
Interest income	7,446,942	—	4,915,699	582,531
Total income	31,000,476	122,381	13,061,009	1,389,686

Expenses
Investment advisory fees	1,909,490	30,760	812,123	243,786
Interest expense	—	16	79,716	744
Total expenses	1,909,490	30,776	891,839	244,530
Less fees waived:
Waiver	(763,796)	—	(214,989)	—
Net expenses	1,145,694	30,776	676,850	244,530
Net investment income (loss)	29,854,782	91,605	12,384,159	1,145,156

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	41,474,122	(293,886)	20,495	(280,779)
Affiliated investments	657	—	(4,513)	(14,712)
In-kind redemptions	—	597,316	—	—
Futures	—	—	7,945,878	—
Written options	—	—	—	3,971,409
Net realized gain (loss)	41,474,779	303,430	7,961,860	3,675,918
Net change in unrealized appreciation (depreciation) on:
Investments	(14,032,591)	1,113,917	41,838	(243,995)
Affiliated investments	(75,686)	—	150,494	(19,663)
Futures	—	—	(11,745,514)	—
Written options	—	—	—	459,747
Net unrealized gain (loss)	(14,108,277)	1,113,917	(11,553,182)	196,089
Net realized and unrealized gain (loss)	27,366,502	1,417,347	(3,591,322)	3,872,007
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,221,284	$1,508,952	$8,792,837	$5,017,163

(1)	For the period April 14, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Treasury Option Income ETF	Simplify US Equity PLUS Bitcoin Strategy ETF	Simplify US Equity PLUS Convexity ETF	Simplify US Equity PLUS Downside Convexity ETF
Investment Income
Unaffiliated dividend income	$—	$381,497	$612,883	$676,464
Affiliated dividend income	4,841,040	—	—	—
Interest income	2,436,800	15,506	5,156	—
Total income	7,277,840	397,003	618,039	676,464

Expenses
Investment advisory fees	617,564	174,627	231,235	249,257
Interest expense	—	—	20	28
Total expenses	617,564	174,627	231,255	249,285
Net investment income (loss)	6,660,276	222,376	386,784	427,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,124,631)	154,813	(11,526,357)	(13,001,093)
Affiliated investments	(13,432)	—	—	—
In-kind redemptions	—	4,522,877	408,783	190,445
Futures	3,463,735	983,566	—	—
Written options	10,941,734	—	7,316,906	7,496,058
Net realized gain (loss)	12,267,406	5,661,256	(3,800,668)	(5,314,590)
Net change in unrealized appreciation (depreciation) on:
Investments	(524)	772,370	7,381,978	8,494,977
Affiliated investments	(76,764)	—	—	—
Futures	(4,601,384)	(282,492)	—	—
Written options	(497,086)	—	(143,737)	(169,813)
Net unrealized gain (loss)	(5,175,758)	489,878	7,238,241	8,325,164
Net realized and unrealized gain (loss)	7,091,648	6,151,134	3,437,573	3,010,574
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,751,924	$6,373,510	$3,824,357	$3,437,753

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Operations (Continued)

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify US Equity PLUS Managed Futures Strategy ETF(1)	Simplify US Equity PLUS Upside Convexity ETF	Simplify VettaFi Private Credit Strategy ETF(2)
Investment Income
Dividend income	$—	$695,001	$—
Interest income	10,013	—	25,691
Total income	10,013	695,001	25,691

Expenses
Investment advisory fees	503	271,684	4,856
Interest expense	7	11	—
Total expenses	510	271,695	4,856
Less fees waived:
Waiver	(302)	—	—
Net expenses	208	271,695	4,856
Net investment income (loss)	9,805	423,306	20,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,064	4,797,639	(15)
In-kind redemptions	—	2,835,283	—
Futures	(3,518)	—	—
Swaps	—	—	(94,863)
Written options	—	611,151	—
Net realized gain (loss)	5,546	8,244,073	(94,878)
Net change in unrealized appreciation (depreciation) on:
Investments	2,064	3,804,746	1,370
Futures	(11,653)	—	—
Swaps	62,160	—	(86,666)
Written options	—	391,644	—
Net unrealized gain (loss)	52,571	4,196,390	(85,296)
Net realized and unrealized gain (loss)	58,117	12,440,463	(180,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	$67,922	$12,863,769	$(159,339)

(1)	For the period December 8, 2025 (commencement of operations) through December 31, 2025.
(2)	For the period September 22, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Bitcoin Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income ETF	Simplify Multi- QIS Alternative ETF	Simplify Volatility Premium ETF
Investment Income
Affiliated dividend income	$—	$490,190	$581,164	$10,944,460
Interest income	285,668	274,650	1,046,915	7,693,425
Total income	285,668	764,840	1,628,079	18,637,885

Expenses
Investment advisory fees	218,967	99,167	364,067	1,863,073
Interest on reverse repurchase agreement	69,380	—	—	433,164
Interest expense	1,186	6,136	16,958	280,962
Total expenses	289,533	105,303	381,025	2,577,199
Net investment income (loss)	(3,865)	659,537	1,247,054	16,060,686

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(25,287,257)	(4,251,880)	(44,074,031)	(62,305,518)
Affiliated investments	—	(15,455)	446,430	(15,455,817)
Futures	3,452,000	10,205,874	(919,792)	104,661,981
Swaps	—	—	14,656,506	—
Written options	8,560,462	3,054,427	4,311,927	37,910,809
Forward foreign currency contracts	—	—	75,914	—
Foreign currency transactions	—	—	(8,936)	—
Net realized gain (loss)	(13,274,795)	8,992,966	(25,511,982)	64,811,455
Net change in unrealized appreciation (depreciation) on:
Investments	(13,223,243)	(501,590)	(2,854,916)	(27,092,835)
Affiliated investments	—	(10,889)	178,646	(6,597,917)
Forward foreign currency contracts	—	—	84,419	—
Foreign currency translations	—	—	(698)	—
Futures	(516,577)	3,613,210	—	(8,654,581)
Swaps	—	—	852,717	—
Written options	(101,538)	(28,918)	(235,000)	(1,976,745)
Net unrealized gain (loss)	(13,841,358)	3,071,813	(1,974,832)	(44,322,078)
Net realized and unrealized gain (loss)	(27,116,153)	12,064,779	(27,486,814)	20,489,377
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,120,018)	$12,724,316	$(26,239,760)	$36,550,063

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Aggregate Bond ETF		Simplify Barrier Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the period April 14, 2025(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,733,133	$9,374,812	$1,822,087	$229,960
Net realized gain (loss)	12,374,656	(6,754,500)	4,355,731	1,703,175
Net change in net unrealized appreciation (depreciation)	(2,926,727)	10,245,002	690,802	31,432
Net increase (decrease) in net assets resulting from operations	16,181,062	12,865,314	6,868,620	1,964,567

Distributions to Shareholders from:
Distributions	(11,761,751)	(9,356,735)	(7,000,002)	(707,001)
Return of capital	—	(10,913,767)	—	—
Total distributions	(11,761,751)	(20,270,502)	(7,000,002)	(707,001)

Fund Shares Transactions
Proceeds from shares sold	93,570,193	157,247,218	176,495,009	33,922,731
Value of shares redeemed	(118,151,553)	(32,248,571)	(30,670,645)	—
Net increase (decrease) in net assets resulting from fund share transactions	(24,581,360)	124,998,647	145,824,364	33,922,731
Total net increase (decrease) in Net Assets	(20,162,049)	117,593,459	145,692,982	35,180,297

Net Assets
Beginning of year	324,930,843	207,337,384	35,180,297	—
End of period	$304,768,794	$324,930,843	$180,873,279	$35,180,297

Changes in Shares Outstanding
Shares outstanding, beginning of year	15,900,001	10,000,001	1,350,001	—
Shares sold	4,525,000	7,475,000	6,775,000	1,350,001 (2)
Shares redeemed	(5,725,000)	(1,575,000)	(1,175,000)	—
Shares outstanding, end of period	14,700,001	15,900,001	6,950,001	1,350,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a creation unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Bond Bull ETF		Simplify China A Shares PLUS Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period December 9, 2024(1) to June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the period January 13, 2025(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,696,078	$2,495,360	$197,994	$152,713
Net realized gain (loss)	(6,398,136)	(883)	2,418,887	1,378,685
Net change in net unrealized appreciation (depreciation)	(26,612,255)	(9,489,595)	(173,646)	509,900
Net increase (decrease) in net assets resulting from operations	(30,314,313)	(6,995,118)	2,443,235	2,041,298

Distributions	(3,225,373)	(2,051,251)	(4,499,566)	(90,000)

Fund Shares Transactions
Proceeds from shares sold	2,121,398	183,220,251	623,878	10,714,545
Variable transaction fees (see Note 8)	463,717	1,677,081	2,184	33,568
Value of shares redeemed	(29,853,749)	(23,215,555)	—	(1,369,126)
Net increase (decrease) in net assets resulting from fund share transactions	(27,268,634)	161,681,777	626,062	9,378,987
Total net increase (decrease) in Net Assets	(60,808,320)	152,635,408	(1,430,269)	11,330,285

Net Assets
Beginning of period	152,635,408	—	11,330,285	—
End of period	$91,827,088	$152,635,408	$9,900,016	$11,330,285

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,125,001	—	375,001	—
Shares sold	50,000	3,550,001 (2)	25,000	425,001 (2)
Shares redeemed	(725,000)	(425,000)	—	(50,000)
Shares outstanding, end of period	2,450,001	3,125,001	400,001	375,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”) represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Currency Strategy ETF		Simplify Enhanced Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period February 3, 2025(1) to June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$517,355	$166,867	$3,197,614	$13,007,966
Net realized gain (loss)	2,298,054	(575,317)	(6,885,606)	(7,125,750)
Net change in net unrealized appreciation (depreciation)	(2,033,416)	247,489	(3,058,709)	2,054,898
Net increase (decrease) in net assets resulting from operations	781,993	(160,961)	(6,746,701)	7,937,114

Distributions to Shareholders from:
Distributions	(1,272,501)	(167,072)	(6,942,251)	(14,816,751)
Return of capital	—	(159,179)	—	(6,963,751)
Total distributions	(1,272,501)	(326,251)	(6,942,251)	(21,780,502)

Fund Shares Transactions
Proceeds from shares sold	46,085,306	21,661,338	17,434,532	166,862,287
Value of shares redeemed	(7,720,320)	(6,230,153)	(45,092,745)	(396,338,890)
Net increase (decrease) in net assets resulting from fund share transactions	38,364,986	15,431,185	(27,658,213)	(229,476,603)
Total net increase (decrease) in Net Assets	37,874,478	14,943,973	(41,347,165)	(243,319,991)

Net Assets
Beginning of year	14,943,973	—	192,166,444	435,486,435
End of period	$52,818,451	$14,943,973	$150,819,279	$192,166,444

Changes in Shares Outstanding
Shares outstanding, beginning of year	575,001	—	7,950,001	17,925,001
Shares sold	1,650,000	825,001 (2)	750,000	7,000,000
Shares redeemed	(275,000)	(250,000)	(1,950,000)	(16,975,000)
Shares outstanding, end of period	1,950,001	575,001	6,750,001	7,950,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”) represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Government Money Market ETF	Simplify Health Care ETF
	For the period July 14, 2025(1) to December 31, 2025 (Unaudited)	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$60,723,345	$535,077	$869,496
Net realized gain (loss)	507,829	20,462,382	(4,804,530)
Net change in net unrealized appreciation (depreciation)	1,232,311	20,598,394	(2,184,220)
Net increase (decrease) in net assets resulting from operations	62,463,485	41,595,853	(6,119,254)

Distributions	(62,125,802)	(1,197,501)	(677,797)

Fund Shares Transactions
Proceeds from shares sold	4,727,800,165	197,470,668	126,501,083
Value of shares redeemed	(324,794,574)	(21,204,414)	(126,305,541)
Net increase (decrease) in net assets resulting from fund share transactions	4,403,005,591	176,266,254	195,542
Total net increase (decrease) in Net Assets	4,403,343,274	216,664,606	(6,601,509)

Net Assets
Beginning of year	—	130,567,740	137,169,249
End of period	$4,403,343,274	$347,232,346	$130,567,740

Changes in Shares Outstanding
Shares outstanding, beginning of year	—	4,350,001	4,375,001
Shares sold	47,230,001 (2)	5,775,000	4,000,000
Shares redeemed	(3,240,000)	(625,000)	(4,025,000)
Shares outstanding, end of period	43,990,001	9,500,001	4,350,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”), represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Hedged Equity ETF		Simplify High Yield ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,477,013	$2,872,236	$7,420,164	$6,123,503
Net realized gain (loss)	(10,943,989)	19,851,688	(2,272,433)	9,703,891
Net change in net unrealized appreciation (depreciation)	31,002,087	(1,046,436)	(5,341,505)	3,935,138
Net increase (decrease) in net assets resulting from operations	21,535,111	21,677,488	(193,774)	19,762,532

Distributions	(2,010,000)	(3,789,501)	(15,435,001)	(16,269,523)

Fund Shares Transactions
Proceeds from shares sold	55,314,467	304,053,693	252,081,423	210,661,410
Value of shares redeemed	(75,885,134)	(158,981,128)	(21,400,936)	(124,994,410)
Net increase (decrease) in net assets resulting from fund share transactions	(20,570,667)	145,072,565	230,680,487	85,667,000
Total net increase (decrease) in Net Assets	(1,045,556)	162,960,552	215,051,712	89,160,009

Net Assets
Beginning of year	331,626,457	168,665,905	245,327,789	156,167,780
End of period	$330,580,901	$331,626,457	$460,379,501	$245,327,789

Changes in Shares Outstanding
Shares outstanding, beginning of year	11,025,001	6,100,001	10,575,001	6,800,001
Shares sold	1,775,000	10,400,000	11,050,000	9,125,000
Shares redeemed	(2,475,000)	(5,475,000)	(950,000)	(5,350,000)
Shares outstanding, end of period	10,325,001	11,025,001	20,675,001	10,575,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Interest Rate Hedge ETF		Simplify Intermediate Term Treasury Futures Strategy ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,532,293	$5,380,586	$1,874,079	$5,296,947
Net realized gain (loss)	(16,777,327)	16,088,323	9,929,450	(8,736,038)
Net change in net unrealized appreciation (depreciation)	8,654,762	(4,513,373)	(9,699,260)	6,999,963
Net increase (decrease) in net assets resulting from operations	(5,590,272)	16,955,536	2,104,269	3,560,872

Distributions	(12,715,780)	(5,568,494)	(2,028,250)	(5,351,475)

Fund Shares Transactions
Proceeds from shares sold	29,045,858	73,926,807	36,887,576	164,400,307
Variable transaction fees (see Note 8)	378,412	1,514,407	—	—
Value of shares redeemed	(15,545,496)	(76,218,164)	(104,199,608)	(58,601,028)
Net increase (decrease) in net assets resulting from fund share transactions	13,878,774	(776,950)	(67,312,032)	105,799,279
Total net increase (decrease) in Net Assets	(4,427,278)	10,610,092	(67,236,013)	104,008,677

Net Assets
Beginning of year	156,051,239	145,441,147	152,686,772	48,678,096
End of period	$151,623,961	$156,051,239	$85,450,759	$152,686,772

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,900,001	3,025,001	11,325,001	3,750,001
Shares sold	575,000	1,400,000	2,700,000	12,075,000
Shares redeemed	(325,000)	(1,525,000)	(7,725,000)	(4,500,000)
Shares outstanding, end of period	3,150,001	2,900,001	6,300,001	11,325,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify MBS ETF		Simplify Next Intangible Core Index ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$29,854,782	$63,584,846	$91,605	$12,206
Net realized gain (loss)	41,474,779	(14,741,027)	303,430	232,409
Net change in net unrealized appreciation (depreciation)	(14,108,277)	17,945,205	1,113,917	99,254
Net increase (decrease) in net assets resulting from operations	57,221,284	66,789,024	1,508,952	343,869

Distributions to Shareholders from:
Distributions	(46,694,501)	(64,435,827)	(91,086)	(54,898)
Return of capital	—	(22,181,637)	—	—
Total distributions	(46,694,501)	(86,617,464)	(91,086)	(54,898)

Fund Shares Transactions
Proceeds from shares sold	308,817,151	1,212,434,602	36,867,774	2,207,995
Value of shares redeemed	(7,531,934)	(570,007,354)	(4,075,741)	(3,579,083)
Net increase (decrease) in net assets resulting from fund share transactions	301,285,217	642,427,248	32,792,033	(1,371,088)
Total net increase (decrease) in Net Assets	311,812,000	622,598,808	34,209,899	(1,082,117)

Net Assets
Beginning of year	1,372,905,745	750,306,937	1,538,687	2,620,804
End of period	$1,684,717,745	$1,372,905,745	$35,748,586	$1,538,687

Changes in Shares Outstanding
Shares outstanding, beginning of year	27,425,001	14,900,001	50,001	100,001
Shares sold	6,125,000	23,950,000	1,175,000	75,000
Shares redeemed	(150,000)	(11,425,000)	(125,000)	(125,000)
Shares outstanding, end of period	33,400,001	27,425,001	1,100,001	50,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Short Term Treasury Futures Strategy ETF		Simplify Target 15 Distribution ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the period April 14, 2025(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,384,159	$27,341,016	$1,145,156	$280,008
Net realized gain (loss)	7,961,860	15,815,964	3,675,918	2,238,651
Net change in net unrealized appreciation (depreciation)	(11,553,182)	4,239,241	196,089	286,136
Net increase (decrease) in net assets resulting from operations	8,792,837	47,396,221	5,017,163	2,804,794

Distributions	(12,636,500)	(27,674,131)	(8,278,362)	(1,122,001)

Fund Shares Transactions
Proceeds from shares sold	91,964,954	617,004,305	35,075,583	45,719,648
Value of shares redeemed	(100,685,917)	(509,635,263)	(6,621,915)	—
Net increase (decrease) in net assets resulting from fund share transactions	(8,720,963)	107,369,042	28,453,668	45,719,648
Total net increase (decrease) in Net Assets	(12,564,626)	127,091,132	25,192,469	47,402,442

Net Assets
Beginning of year	666,170,733	539,079,601	47,402,442	—
End of period	$653,606,107	$666,170,733	$72,594,911	$47,402,442

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,250,001	25,275,001	1,800,001	—
Shares sold	4,175,000	28,050,000	1,325,000	1,800,001	(2)
Shares redeemed	(4,600,000)	(23,075,000)	(250,000)	—
Shares outstanding, end of period	29,825,001	30,250,001	2,875,001	1,800,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”), represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify Treasury Option Income ETF		Simplify US Equity PLUS Bitcoin Strategy ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,660,276	$10,742,177	$222,376	$377,174
Net realized gain (loss)	12,267,406	(10,313,326)	5,661,256	5,298,764
Net change in net unrealized appreciation (depreciation)	(5,175,758)	5,436,970	489,878	1,844,429
Net increase (decrease) in net assets resulting from operations	13,751,924	5,865,821	6,373,510	7,520,367

Distributions to Shareholders from:
Distributions	(13,248,751)	(11,594,163)	(277,500)	(440,000)
Return of capital	—	(8,307,884)	—	—
Total distributions	(13,248,751)	(19,902,047)	(277,500)	(440,000)

Fund Shares Transactions
Proceeds from shares sold	45,120,306	390,806,604	16,878,465	89,850,062
Value of shares redeemed	(37,358,873)	(173,020,408)	(51,565,029)	(42,890,542)
Net increase (decrease) in net assets resulting from fund share transactions	7,761,433	217,786,196	(34,686,564)	46,959,520
Total net increase (decrease) in Net Assets	8,264,606	203,749,970	(28,590,554)	54,039,887

Net Assets
Beginning of year	343,277,369	139,527,399	75,566,342	21,526,455
End of period	$351,541,975	$343,277,369	$46,975,788	$75,566,342

Changes in Shares Outstanding
Shares outstanding, beginning of year	14,500,001	5,675,001	1,825,001	625,001
Shares sold	1,900,000	15,925,000	400,000	2,325,000
Shares redeemed	(1,575,000)	(7,100,000)	(1,175,000)	(1,125,000)
Shares outstanding, end of period	14,825,001	14,500,001	1,050,001	1,825,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Convexity ETF		Simplify US Equity PLUS Downside Convexity ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$386,784	$660,704	$427,179	$904,473
Net realized gain (loss)	(3,800,668)	4,160,924	(5,314,590)	15,684,174
Net change in net unrealized appreciation (depreciation)	7,238,241	5,596,369	8,325,164	(5,990,190)
Net increase (decrease) in net assets resulting from operations	3,824,357	10,417,997	3,437,753	10,598,457

Distributions	(442,500)	(716,500)	(530,000)	(1,088,500)

Fund Shares Transactions
Proceeds from shares sold	9,390,785	24,738,970	27,509,191	73,652,053
Value of shares redeemed	(1,087,340)	(24,451,145)	(1,931,299)	(109,134,887)
Net increase (decrease) in net assets resulting from fund share transactions	8,303,445	287,825	25,577,892	(35,482,834)
Total net increase (decrease) in Net Assets	11,685,302	9,989,322	28,485,645	(25,972,877)

Net Assets
Beginning of year	83,345,978	73,356,656	88,213,096	114,185,973
End of period	$95,031,280	$83,345,978	$116,698,741	$88,213,096

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,025,001	2,025,001	2,325,001	3,525,001
Shares sold	225,000	675,000	700,000	2,150,000
Shares redeemed	(25,000)	(675,000)	(50,000)	(3,350,000)
Shares outstanding, end of period	2,225,001	2,025,001	2,975,001	2,325,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

	Simplify US Equity PLUS Managed Futures Strategy ETF		Simplify US Equity PLUS Upside Convexity ETF
	For the period December 8, 2025(1) to December 31, 2025 (Unaudited)		For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$9,805		$423,306	$579,457
Net realized gain (loss)	5,546		8,244,073	(923,475)
Net change in net unrealized appreciation (depreciation)	52,571		4,196,390	6,460,083
Net increase (decrease) in net assets resulting from operations	67,922		12,863,769	6,116,065

Distributions	—		(8,002,718)	(580,268)

Fund Shares Transactions
Proceeds from shares sold	4,399,985		18,373,728	138,895,540
Value of shares redeemed	—		(35,289,450)	(35,827,455)
Net increase (decrease) in net assets resulting from fund share transactions	4,399,985		(16,915,722)	103,068,085
Total net increase (decrease) in Net Assets	4,467,907		(12,054,671)	108,603,882

Net Assets
Beginning of year	—		116,667,833	8,063,951
End of period	$4,467,907		$104,613,162	$116,667,833

Changes in Shares Outstanding
Shares outstanding, beginning of year	—		2,625,001	200,001
Shares sold	175,001	(2)	375,000	3,275,000
Shares redeemed	—		(750,000)	(850,000)
Shares outstanding, end of period	175,001		2,250,001	2,625,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”), represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Statements of Changes in Net Assets (Continued)

Simplify VettaFi Private Credit Strategy ETF
For the period September 22, 2025(1) to December 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,835
Net realized gain (loss)	(94,878)
Net change in net unrealized appreciation (depreciation)	(85,296)
Net increase (decrease) in net assets resulting from operations	(159,339)

Distributions	(53,001)

Fund Shares Transactions
Proceeds from shares sold	2,500,025
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	2,500,025
Total net increase (decrease) in Net Assets	2,287,685

Net Assets
Beginning of period	—
End of period	$2,287,685

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	100,001 (2)
Shares redeemed	—
Shares outstanding, end of period	100,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”), represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Bitcoin Strategy PLUS Income ETF		Simplify Gold Strategy PLUS Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the period December 2, 2024(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(3,865)	$1,216,845	$659,537	$398,252
Net realized gain (loss)	(13,274,795)	12,998,170	8,992,966	6,924,438
Net change in net unrealized appreciation (depreciation)	(13,841,358)	3,409,297	3,071,813	(96,346)
Net increase (decrease) in net assets resulting from operations	(27,120,018)	17,624,312	12,724,316	7,226,344

Distributions	(11,676,087)	(12,937,151)	(5,468,755)	(517,501)

Fund Shares Transactions
Proceeds from shares sold	33,393,057	49,258,948	24,416,541	28,885,871
Value of shares redeemed	(2,431,602)	(20,335,341)	(10,693,365)	(7,345,102)
Net increase (decrease) in net assets resulting from fund share transactions	30,961,455	28,923,607	13,723,176	21,540,769
Total net increase (decrease) in Net Assets	(7,834,650)	33,610,768	20,978,737	28,249,612

Net Assets
Beginning of year	52,290,824	18,680,056	28,249,612	—
End of period	$44,456,174	$52,290,824	$49,228,349	$28,249,612

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,680,001	740,001	825,001	—
Shares sold	1,490,000	1,760,000	600,000	1,075,001 (2)
Shares redeemed	(70,000)	(820,000)	(250,000)	(250,000)
Shares outstanding, end of period	3,100,001	1,680,001	1,175,001	825,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”), represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets (Continued)

	Simplify Multi-QIS Alternative ETF		Simplify Volatility Premium ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,247,054	$3,972,836	$16,060,686	$40,452,869
Net realized gain (loss)	(25,511,982)	(15,212,010)	64,811,455	(108,331,565)
Net change in net unrealized appreciation (depreciation)	(1,974,832)	(88,545)	(44,322,078)	32,692,623
Net increase (decrease) in net assets resulting from operations	(26,239,760)	(11,327,719)	36,550,063	(35,186,073)

Distributions to Shareholders from:
Distributions	(487,500)	(2,504,782)	(74,227,502)	(84,092,942)
Return of capital	—	—	—	(97,126,311)
Total distributions	(487,500)	(2,504,782)	(74,227,502)	(181,219,253)

Fund Shares Transactions
Proceeds from shares sold	40,791,487	10,302,302	13,674,200	474,837,239
Value of shares redeemed	(50,952,071)	(15,290,493)	(262,341,362)	(341,707,812)
Net increase (decrease) in net assets resulting from fund share transactions	(10,160,584)	(4,988,191)	(248,667,162)	133,129,427
Total net increase (decrease) in Net Assets	(36,887,844)	(18,820,692)	(286,344,601)	(83,275,899)

Net Assets
Beginning of year	96,118,608	114,939,300	916,740,325	1,000,016,224
End of period	$59,230,764	$96,118,608	$630,395,724	$916,740,325

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,325,001	4,550,001	49,725,001	44,500,001
Shares sold	2,125,000	425,000	800,000	22,475,000
Shares redeemed	(2,525,000)	(650,000)	(14,800,000)	(17,250,000)
Shares outstanding, end of period	3,925,001	4,325,001	35,725,001	49,725,001

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Bitcoin Strategy PLUS Income ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(27,120,018)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(59,430,855)
Net purchases and sales in short term investments	(80,759,699)
Net proceeds from purchased and written options	(11,673,685)
Net change in unrealized (appreciation) / depreciation on investments	13,223,243
Net change in unrealized (appreciation) / depreciation on written options	101,538
Net realized (gain) / loss from sales of investments	25,287,257
Net realized (gain) / loss from written options	(8,560,462)
Proceeds from sale of securities	8,233,763
Net amortization of premium / (discount)	(271,237)
(Increase) Decrease in dividends and interest receivable	(4,439)
(Increase) Decrease in securities sold receivable	125,172
(Increase) Decrease in due from broker	329,452
Increase (Decrease) in investment advisory fees payable	(2,581)
Increase (Decrease) securities purchased payable	52,350
Net Cash Provided by / (Used for) Operating Activities	(140,470,201)
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	33,393,057
Shares redeemed	(2,431,602)
Proceeds from reverse repurchase agreement	627,579,772
Payments made on reverse repurchase agreement	(506,921,856)
Distributions paid	(11,676,087)
Cash provided by (used for) financing activities	139,943,284
Net increase (decrease) in cash	(526,917)
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of period	537,778
Cash and Restricted Cash, at end of period	$10,861

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$69,380

Reconciliation of Restricted and Unrestricted Cash at the beginning of year to the Statements of Assets and Liabilities
Cash	$537,778

Reconciliation of Restricted and Unrestricted Cash at the end of year to the Statements of Assets and Liabilities
Cash	$10,861

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Volatility Premium ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$36,550,063
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(64,448,968)
Proceeds from sale of securities	235,442,258
Net purchases and sales in short term investments	(128,989,689)
Net proceeds from purchased and written options	4,252,932
Net change in unrealized (appreciation) / depreciation on investments	27,092,835
Net change in unrealized (appreciation) / depreciation on investments - Affiliated	6,597,917
Net change in unrealized (appreciation) / depreciation on written options	1,976,745
Net realized (gain) / loss from sales of investments	62,305,518
Net realized (gain) / loss from sales of investments - Affiliated	15,455,817
Net realized (gain) / loss from written options	(37,910,809)
Net amortization of premium / (discount)	(7,987,064)
(Increase) Decrease in tax reclaims	(8,219)
Increase (Decrease) in variation margin on futures	(1,948,349)
(Increase) Decrease in securities sold receivable	4,848,299
(Increase) Decrease in due from broker	(10,260,430)
Increase (Decrease) in investment advisory fees payable	(80,361)
Increase (Decrease) securities purchased payable	(940,319)
Net Cash Provided by / (Used for) Operating Activities	141,948,179
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	13,674,200
Shares redeemed	(261,639,345)
Proceeds from reverse repurchase agreement	3,096,181,800
Payments made on reverse repurchase agreement	(2,916,586,472)
Distributions paid	(74,227,502)
Cash provided by (used for) financing activities	(142,597,319)
Net increase (decrease) in cash	(649,140)
Cash and Restricted Cash(1):
Cash and Restricted Cash, at beginning of year	1,189,658
Cash and Restricted Cash, at end of year	$540,518

(1)	Cash and restricted cash include cash and cash held as collateral for futures.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$433,164

Reconciliation of Restricted and Unrestricted Cash at the beginning of period to the Statements of Assets and Liabilities
Cash	$1,189,658

Reconciliation of Restricted and Unrestricted Cash at the end of period to the Statements of Assets and Liabilities
Cash	$540,518

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights

Simplify Aggregate Bond ETF	For the Six Months Ended December 31, 2025		Years Ended June 30,					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024		2023		2022(a)
Net Asset Value, beginning of period	$20.44		$20.73	$22.50		$23.64		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		0.73	0.89		0.55		0.13
Net realized and unrealized gain (loss)	0.63		0.53	(0.38	)(c)	(0.45)		(1.35)
Total from investment operations	1.07		1.26	0.51		0.10		(1.22)
Less distributions from:
Net investment income	(0.78)		(0.72)	(0.99)		(0.83)		(0.14)
Return of capital	—		(0.83)	(1.29)		(0.41)		—
Total distributions	(0.78)		(1.55)	(2.28)		(1.24)		(0.14)
Net Asset Value, end of period	$20.73		$20.44	$20.73		$22.50		$23.64
Total Return (%)	5.34	(d)	6.19	2.48		0.49(e)		(4.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$305		$325	$207		$12		$1
Ratio of expenses before fee waiver (%)	0.50	(f)(g)	0.50 (g)	0.52	(g)(h)	0.87	(g)(i)	0.50	(f)(g)
Ratio of expenses after fee waiver (%)	0.25	(f)(g)	0.25 (g)	0.26	(g)(h)	0.60	(g)(i)	0.25	(f)(g)
Ratio of net investment income (loss) (%)	4.25	(f)	3.51	4.19		2.44		1.43	(f)
Portfolio turnover rate (%)(j)	21	(d)	299	385		400		14	(d)

Simplify Barrier Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(k)
Net Asset Value, beginning of period	$26.06		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.46		0.20
Net realized and unrealized gain (loss)	1.18		1.42
Total from investment operations	1.64		1.62
Less distributions from:
Net investment income	(1.68)		(0.56)
Total distributions	(1.68)		(0.56)
Net Asset Value, end of period	$26.02		$26.06
Total Return (%)	6.51	(d)	6.52	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$181		$35
Ratio of expenses (%)	0.75	(f)(g)	0.75	(f)
Ratio of net investment income (loss) (%)	3.54	(f)	3.67	(f)
Portfolio turnover rate (%)(j)	7	(d)	0	(d)

(a)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Total Return would have been lower if certain expenses had not been waived/reimbursed by the Advisor.
(f)	Annualized.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.
(j)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(k)	For the period April 14, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Bond Bull ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$48.84		$60.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.93		1.11
Net realized and unrealized gain (loss)	(11.32)		(11.56)
Total from investment operations	(10.39)		(10.45)
Variable transaction fees (see Note 8)	0.16		0.75
Less distributions from:
Net investment income	(1.13)		(0.71)
Total distributions	(1.13)		(0.71)
Net Asset Value, end of period	$37.48		$48.84
Total Return (%)	(21.14	)(c)	(17.43	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$92		$153
Ratio of expenses (%)	0.50	(d)	0.50	(d)
Ratio of net investment income (loss) (%)	4.27	(d)	3.99	(d)
Portfolio turnover rate (%)(e)	0	(c)	0	(c)

Simplify China A Shares PLUS Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(f)
Net Asset Value, beginning of period	$30.21		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.53		0.41
Net realized and unrealized gain (loss)	6.00		4.95
Total from investment operations	6.53		5.36
Variable transaction fees (see Note 8)	0.01		0.09
Less distributions from:
Net investment income	(8.98)		(0.24)
Net realized gains	(3.02)		—
Total distributions	(12.00)		(0.24)
Net Asset Value, end of period	$24.75		$30.21
Total Return (%)	22.78	(c)	21.86	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$10		$11
Ratio of expenses (%)	0.88	(d)(g)	0.88	(d)
Ratio of net investment income (loss) (%)	3.15	(d)	3.33	(d)
Portfolio turnover rate (%)(e)	108	(c)	0	(c)

(a)	For the period December 9, 2024 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	For the period January 13, 2025 (commencement of operations) through June 30, 2025.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Currency Strategy ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$25.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.46		0.37
Net realized and unrealized gain (loss)	1.59		1.17	(c)
Total from investment operations	2.05		1.54
Less distributions from:
Net investment income	(0.95)		(0.28)
Return of capital	—		(0.27)
Total distributions	(0.95)		(0.55)
Net Asset Value, end of period	$27.09		$25.99
Total Return (%)	7.86	(d)	6.16	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$53		$15
Ratio of expenses (%)	0.76	(e)(f)(g)	0.81	(e)(h)
Ratio of net investment income (loss) (%)	3.36	(e)	3.61	(e)
Portfolio turnover rate (%)(i)	29	(d)	0	(d)

Simplify Enhanced Income ETF	For the Six Months Ended December 31, 2025		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023(j)
Net Asset Value, beginning of period	$24.17		$24.29	$24.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.41		1.01	1.18	0.65
Net realized and unrealized gain (loss)	(1.34)		0.57 (c)	0.37	0.60
Total from investment operations	(0.93)		1.58	1.55	1.25
Less distributions from:
Net investment income	(0.90)		(1.16)	(1.48)	(1.23)
Net realized gains	—		—	(0.03)	(0.03)
Return of capital	—		(0.54)	(0.74)	—
Total distributions	(0.90)		(1.70)	(2.25)	(1.26)
Net Asset Value, end of period	$22.34		$24.17	$24.29	$24.99
Total Return (%)	3.92	(d)	6.95	6.51	5.07	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$151		$192	$435	$26
Ratio of expenses (%)	0.50	(e)(g)	0.50	0.52 (k)	0.87	(e)(l)
Ratio of net investment income (loss) (%)	3.52	(e)	4.28	4.83	3.92	(e)
Portfolio turnover rate (%)(i)	33	(d)	0	0	0	(d)

(a)	For the period February 3, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(j)	For the period October 28, 2022 (commencement of operations) through June 30, 2023.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(l)	The ratios of expenses to average net assets includes interest expense fees of 0.36%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Government Money Market ETF						Period Ended December 31, 2025(a)
Selected Per Share Data						(Unaudited)
Net Asset Value, beginning of period						$100.00
Income (loss) from investment operations:
Net investment income (loss)(b)						1.83
Net realized and unrealized gain (loss)						0.06
Total from investment operations						1.89
Less distributions from:
Net investment income						(1.79)
Total distributions						(1.79)
Net Asset Value, end of period						$100.10
Total Return (%)						1.90	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)						$4,403
Ratio of expenses (%)						0.15	(d)
Ratio of net investment income (loss) (%)						3.93	(d)
Portfolio turnover rate (%)(e)						0	(c)

Simplify Health Care ETF	For the Six Months Ended December 31, 2025		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023	2022(f)
Net Asset Value, beginning of period	$30.02		$31.35	$26.55	$24.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09		0.16	0.12	0.18	0.08
Net realized and unrealized gain (loss)	6.59		(1.36)	4.85	1.99	(0.42)
Total from investment operations	6.68		(1.20)	4.97	2.17	(0.34)
Less distributions from:
Net investment income	(0.15)		(0.13)	(0.17)	(0.20)	(0.08)
Total distributions	(0.15)		(0.13)	(0.17)	(0.20)	(0.08)
Net Asset Value, end of period	$36.55		$30.02	$31.35	$26.55	$24.58
Total Return (%)	22.30	(c)	(3.84)	18.83	8.81	(1.38	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$347		$131	$137	$59	$34
Ratio of expenses (%)	0.50	(d)	0.50	0.50	0.50	0.50	(d)
Ratio of net investment income (loss) (%)	0.54	(d)	0.52	0.44	0.72	0.45	(d)
Portfolio turnover rate (%)(e)	111	(c)	201	210	118	146	(c)

(a)	For the period July 14, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(f)	For the period October 8, 2021 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Hedged Equity ETF	For the Six Months Ended December 31, 2025		Years Ended June 30						Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022(a)
Net Asset Value, beginning of period	$30.08		$27.65		$24.84		$22.99		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.28		0.30		0.24		0.18
Net realized and unrealized gain (loss)	1.99		2.51		3.59		2.58		(2.04)
Total from investment operations	2.14		2.79		3.89		2.82		(1.86)
Less distributions from:
Net investment income	(0.20)		(0.36)		(0.31)		(0.54)		(0.15)
Net realized gains	—		—		(0.77)		(0.43)		—
Total distributions	(0.20)		(0.36)		(1.08)		(0.97)		(0.15)
Net Asset Value, end of period	$32.02		$30.08		$27.65		$24.84		$22.99
Total Return (%)	7.12	(c)	10.13		16.08		12.65		(7.46	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$331		$332		$169		$107		$37
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.51	(e)(f)	0.73	(e)(g)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.40	(d)(e)	0.42	(e)	0.51	(e)(f)	0.73	(e)(g)	0.50	(d)(e)
Ratio of net investment income (loss) (%)	0.93	(d)	0.97		1.19		1.02		1.16	(d)
Portfolio turnover rate (%)(h)	0	(c)	5		1		10		2	(c)

Simplify High Yield ETF	For the Six Months Ended December 31, 2025		Years Ended June 30						Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022(i)
Net Asset Value, beginning of period	$23.20		$22.97		$21.80		$22.23		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		0.98		1.12		0.67		0.01
Net realized and unrealized gain (loss)	(0.47)		1.95		1.40		0.76		(2.44)
Total from investment operations	(0.03)		2.93		2.52		1.43		(2.43)
Variable transaction fees (see Note 8)	—		—		—		—		0.01
Less distributions from:
Net investment income	(0.90)		(2.70)		(1.35)		(1.39)		(0.24)
Return of capital	—		—		—		(0.47)		(0.11)
Total distributions	(0.90)		(2.70)		(1.35)		(1.86)		(0.35)
Net Asset Value, end of period	$22.27		$23.20		$22.97		$21.80		$22.23
Total Return (%)	(0.14	)(c)	13.60		11.82		6.75		(9.74	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$460		$245		$156		$45		$30
Ratio of expenses before fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.50		0.51	(f)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.25	(d)(e)	0.25	(e)	0.25		0.26	(f)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	3.87	(d)	4.26		4.98		3.05		0.15	(d)
Portfolio turnover rate (%)(h)	2	(c)	622		0		0		77	(c)

(a)	For the period November 2, 2021 (commencement of operations) through June 30, 2022.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.23%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period February 15, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Interest Rate Hedge ETF	For the Six Months Ended December 31, 2025		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023	2022	2021(a)
Net Asset Value, beginning of period	$53.81		$48.08	$64.08	$57.25	$40.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.80		1.77	2.47	1.45	0.03	(0.00)	(c)
Net realized and unrealized gain (loss)	(2.49)		5.32	16.32	5.75	15.86	(10.42)
Total from investment operations	(1.69)		7.09	18.79	7.20	15.89	(10.42)
Variable transaction fees (see Note 8)	0.12		0.50	0.67	0.47	0.82	0.97
Less distributions from:
Net investment income	(1.63)		(1.86)	(3.96)	(0.84)	(0.01)	—
Net realized gains	(2.48)		—	(31.50)	—	—	—
Total distributions	(4.11)		(1.86)	(35.46)	(0.84)	(0.01)	—
Net Asset Value, end of period	$48.13		$53.81	$48.08	$64.08	$57.25	$40.55
Total Return (%)	(3.10	)(d)	16.28	42.78	13.35	41.18	(18.89	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$152		$156	$145	$218	$302	$63
Ratio of expenses (%)	0.50	(e)(f)	0.50	0.50	0.50	0.50	0.50	(e)
Ratio of net investment income (loss) (%)	3.14	(e)	3.56	3.80	2.26	0.05	(0.05	)(e)
Portfolio turnover rate (%)(g)	105	(d)	0	164	124	3	0	(d)

Simplify Intermediate Term Treasury Futures Strategy ETF	For the Six Months Ended December 31, 2025		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023	2022(h)
Net Asset Value, beginning of period	$13.48		$12.98	$14.71	$18.28	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.58	0.68	0.51	0.14
Net realized and unrealized gain (loss)	0.12		0.48 (i)	(1.84)	(3.53)	(6.74)
Total from investment operations	0.37		1.06	(1.16)	(3.02)	(6.60)
Less distributions from:
Net investment income	(0.29)		(0.56)	(0.57)	(0.55)	(0.12)
Total distributions	(0.29)		(0.56)	(0.57)	(0.55)	(0.12)
Net Asset Value, end of period	$13.56		$13.48	$12.98	$14.71	$18.28
Total Return (%)	2.78	(d)	8.42	(7.93)	(16.61)	(26.47	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$85		$153	$49	$53	$40
Ratio of expenses before fee waiver (%)	0.25	(e)(f)	0.25	0.25	0.27 (j)	0.25	(e)
Ratio of expenses after fee waiver (%)	0.18	(e)(f)	0.15	0.15	0.17 (j)	0.15	(e)
Ratio of net investment income (loss) (%)	3.72	(e)	4.43	5.08	3.16	0.85	(e)
Portfolio turnover rate (%)(g)	89	(d)	0	0	0	153	(d)

(a)	For the period May 11, 2021 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period September 28, 2021 (commencement of operations) through June 30, 2022.
(i)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify MBS ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$50.06		$50.36	$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.99		2.23	1.66
Net realized and unrealized gain (loss)	0.92		0.47	0.45	(c)
Total from investment operations	1.91		2.70	2.11
Less distributions from:
Net investment income	(1.26)		(2.22)	(1.44)
Net realized gains	(0.27)		(0.01)	—
Return of capital	—		(0.77)	(0.31)
Total distributions	(1.53)		(3.00)	(1.75)
Net Asset Value, end of period	$50.44		$50.06	$50.36
Total Return (%)	3.87	(d)	5.52	4.24	(d)
Ratios to Average Net Assets and Supplemental Data	$1,685		$1,373	$750
Net Assets, end of period ($ millions)
Ratio of expenses before fee waiver (%)	0.25	(e)(f)	0.25	0.27	(e)(g)
Ratio of expenses after fee waiver (%)	0.15	(e)(f)	0.15	0.17	(e)(g)
Ratio of net investment income (loss) (%)	3.91	(e)	4.43	5.13	(e)
Portfolio turnover rate (%)(h)	385	(d)	1,376	769	(d)

Simplify Next Intangible Core Index ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period Ended June 30, 2024(i)
Net Asset Value, beginning of period	$30.77		$26.21	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.22	0.06
Net realized and unrealized gain (loss)	1.70		5.44	1.20
Total from investment operations	1.82		5.66	1.26
Less distributions from:
Net investment income	(0.09)		(0.26)	(0.05)
Net realized gains	—		(0.84)	—
Total distributions	(0.09)		(1.10)	(0.05)
Net Asset Value, end of period	$32.50		$30.77	$26.21
Total Return (%)	5.91	(d)	21.95	5.03	(d)
Ratios to Average Net Assets and Supplemental Data	$36		$2	$3
Net Assets, end of period ($ millions)
Ratio of expenses (%)	0.25	(e)	0.25	0.25	(e)
Ratio of net investment income (loss) (%)	0.74	(e)	0.79	1.18	(e)
Portfolio turnover rate (%)(h)	13	(d)	34	28	(d)

(a)	For the period November 7, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period April 16, 2024 (commencement of operations) through June 30, 2024.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Short Term Treasury Futures Strategy ETF	For the Six Months Ended December 31, 2025		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023(a)
Net Asset Value, beginning of period	$22.02		$21.33	$22.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.42		0.98	1.14	0.68
Net realized and unrealized gain (loss)	(0.10)		0.70	(1.43)	(2.38)
Total from investment operations	0.32		1.68	(0.29)	(1.70)
Less distributions from:
Net investment income	(0.43)		(0.99)	(1.04)	(0.64)
Total distributions	(0.43)		(0.99)	(1.04)	(0.64)
Net Asset Value, end of period	$21.91		$22.02	$21.33	$22.66
Total Return (%)	1.49	(c)	8.04	(1.33)	(6.97	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$654		$666	$539	$534
Ratio of expenses before fee waiver (%)	0.27	(d)(e)(f)	0.25	0.25	0.26	(d)(g)
Ratio of expenses after fee waiver (%)	0.21	(d)(e)(f)	0.15	0.15	0.15	(d)(g)
Ratio of net investment income (loss) (%)	3.81	(d)	4.49	5.13	4.62	(d)
Portfolio turnover rate (%)(h)	0	(c)	0	0	0	(c)

Simplify Target 15 Distribution ETF	For the Six Months Ended December 31, 2025		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025(i)
Net Asset Value, beginning of period	$26.33		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.47		0.20
Net realized and unrealized gain (loss)	1.61		1.78
Total from investment operations	2.08		1.98
Less distributions from:
Net investment income	(1.65)		(0.65)
Net realized gains	(1.51)		—
Total distributions	(3.16)		(0.65)
Net Asset Value, end of period	$25.25		$26.33
Total Return (%)	8.11	(c)	7.99	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$73		$47
Ratio of expenses (%)	0.75	(d)(f)	0.75	(d)
Ratio of net investment income (loss) (%)	3.52	(d)	3.65	(d)
Portfolio turnover rate (%)(h)	22	(c)	0	(c)

(a)	For the period November 15, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period April 14, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify Treasury Option Income ETF	For the Six Months Ended December 31, 2025		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023(a)
Net Asset Value, beginning of period	$23.68		$24.59	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		1.02	1.22	0.70
Net realized and unrealized gain (loss)	0.48		(0.04)	0.10	0.11
Total from investment operations	0.93		0.98	1.32	0.81
Less distributions from:
Net investment income	(0.90)		(1.05)	(1.14)	(0.74)
Net realized gains	—		(0.08)	(0.03)	(0.01)
Return of capital	—		(0.76)	(0.62)	—
Total distributions	(0.90)		(1.89)	(1.79)	(0.75)
Net Asset Value, end of period	$23.71		$23.68	$24.59	$25.06
Total Return (%)	4.02	(c)	4.06	5.39	3.27	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$352		$343	$140	$14
Ratio of expenses (%)	0.35	(d)(e)	0.35	0.36 (f)	0.43	(d)(g)
Ratio of net investment income (loss) (%)	3.77	(d)	4.23	4.93	4.21	(d)
Portfolio turnover rate (%)(h)	3	(c)	0	0	0	(c)

Simplify US Equity PLUS Bitcoin Strategy ETF	For the Six Months Ended December 31, 2025		Years Ended June 30							Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022	2021(i)
Net Asset Value, beginning of period	$41.41		$34.44		$24.98		$20.43		$25.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14		0.38		0.25		0.18		0.17	0.06
Net realized and unrealized gain (loss)	3.39		6.95		9.51		5.35		(4.51)	0.30
Total from investment operations	3.53		7.33		9.76		5.53		(4.34)	0.36
Less distributions from:
Net investment income	(0.20)		(0.36)		(0.09)		(0.11)		(0.21)	(0.04)
Net realized gains	—		—		—		—		(0.34)	—
Return of capital	—				(0.21)		(0.87)		—	—
Total distributions	(0.20)		(0.36)		(0.30)		(0.98)		(0.55)	(0.04)
Net Asset Value, end of period	$44.74		$41.41		$34.44		$24.98		$20.43	$25.32
Total Return (%)	8.54	(c)	21.35		39.29		27.69		(17.66)	1.46	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$47		$76		$22		$9		$87	$103
Ratio of expenses (%)	0.50	(d)(e)	0.51	(e)(f)	0.51	(e)(f)	0.51	(e)(f)	0.50 (e)	0.51	(d)(e)(f)
Ratio of net investment income (loss) (%)	0.64	(d)	1.00		0.83		0.84		0.66	2.65	(d)
Portfolio turnover rate (%)(h)	11	(c)	30		21		8		6	2	(c)

(a)	For the period October 28, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.08%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period May 25, 2021 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Convexity ETF	For the Six Months Ended December 31, 2025		Years Ended June 30							Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022	2021(a)
Net Asset Value, beginning of period	$41.16		$36.23		$29.08		$26.59		$30.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.18		0.34		0.34		0.36		0.33	0.31
Net realized and unrealized gain (loss)	1.57		4.95		7.22		2.46		(3.85)	5.59
Total from investment operations	1.75		5.29		7.56		2.82		(3.52)	5.90
Less distributions from:
Net investment income	(0.20)		(0.36)		(0.41)		(0.33)		(0.52)	(0.27)
Total distributions	(0.20)		(0.36)		(0.41)		(0.33)		(0.52)	(0.27)
Net Asset Value, end of period	$42.71		$41.16		$36.23		$29.08		$26.59	$30.63
Total Return (%)	4.26	(c)	14.71		26.21		10.67		(11.68)	23.68	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$95		$83		$73		$73		$61	$89
Ratio of expenses (%)	0.50	(d)(e)	0.50	(e)	0.50	(e)	0.53	(e)(f)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.38	(e)	0.28	(e)(f)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	0.84	(d)	0.89		1.10		1.35		1.04	1.35	(d)
Portfolio turnover rate (%)(g)	3	(c)	8		3		1		3	6	(c)

Simplify US Equity PLUS Downside Convexity ETF	For the Six Months Ended December 31, 2025		Years Ended June 30						Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024	2023		2022	2021(a)
Net Asset Value, beginning of period	$37.94		$32.39		$27.36	$26.48		$30.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.29		0.32	0.30		0.35	0.36
Net realized and unrealized gain (loss)	1.32		5.62		5.17	1.07	(h)	(3.76)	5.14
Total from investment operations	1.49		5.91		5.49	1.37		(3.41)	5.50
Less distributions from:
Net investment income	(0.20)		(0.36)		(0.33)	(0.49)		(0.37)	(0.24)
Return of capital	—		—		(0.13)	—		—	—
Total distributions	(0.20)		(0.36)		(0.46)	(0.49)		(0.37)	(0.24)
Net Asset Value, end of period	$39.23		$37.94		$32.39	$27.36		$26.48	$30.26
Total Return (%)	3.92	(c)	18.38		20.23	5.31		(11.38)	22.07	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$117		$88		$114	$116		$445	$225
Ratio of expenses (%)	0.50	(d)(e)	0.50	(e)	0.50 (e)	0.62	(e)(i)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.38 (e)	0.37	(e)(i)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	0.86	(d)	0.85		1.11	1.15		1.14	1.53	(d)
Portfolio turnover rate (%)(g)	5	(c)	13		0	0		5	4	(c)

(a)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.12%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify US Equity PLUS Managed Futures Strategy ETF Selected Per Share Data	Period Ended December 31, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.08
Net realized and unrealized gain (loss)	0.45
Total from investment operations	0.53
Net Asset Value, end of period	$25.53
Total Return (%)	2.12	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4
Ratio of expenses before fee waiver (%)	0.25	(d)(e)
Ratio of expenses after fee waiver (%)	0.10	(d)(e)
Ratio of net investment income (loss) (%)	4.88	(d)
Portfolio turnover rate (%)(f)	35	(c)

Simplify US Equity PLUS Upside Convexity ETF	For the Six Months Ended December 31, 2025		Years Ended June 30							Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022	2021(g)
Net Asset Value, beginning of period	$44.44		$40.32		$30.65		$26.60		$30.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.19		0.46		0.34		0.40		0.36	0.32
Net realized and unrealized gain (loss)	5.42		4.02		9.78		3.99		(3.91)	6.02
Total from investment operations	5.61		4.48		10.12		4.39		(3.55)	6.34
Less distributions from:
Net investment income	(0.21)		(0.36)		(0.45)		(0.34)		(0.43)	(0.35)
Net realized gains	(3.35)		—		—		—		(0.41)	—
Total distributions	(3.56)		(0.36)		(0.45)		(0.34)		(0.84)	(0.35)
Net Asset Value, end of period	$46.49		$44.44		$40.32		$30.65		$26.60	$30.99
Total Return (%)	12.52	(c)	11.20		33.28		16.65		(11.99)	25.52	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$105		$117		$8		$8		$12	$9
Ratio of expenses (%)	0.50	(d)(e)	0.50	(e)	0.50	(e)	0.50	(e)	0.50 (e)	0.50	(d)(e)
Ratio of expenses after fee waiver (%)	0.50	(d)(e)	0.50	(e)	0.37	(e)	0.25	(e)	0.25 (e)	0.25	(d)(e)
Ratio of net investment income (loss) (%)	0.78	(d)	1.15		1.04		1.46		1.13	1.37	(d)
Portfolio turnover rate (%)(f)	8	(c)	94		4		0		4	5	(c)

(a)	For the period December 8, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(g)	For the period September 4, 2020 (commencement of operations) through June 30, 2021.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Financial Highlights (Continued)

Simplify VettaFi Private Credit Strategy ETF	Period Ended December 31, 2025(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)	(1.80)
Total from investment operations	(1.59)
Less distributions from:
Net investment income	(0.53)
Total distributions	(0.53)
Net Asset Value, end of period	$22.88
Total Return (%)	(6.43	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2
Ratio of expenses (%)	0.75	(d)
Ratio of net investment income (loss) (%)	3.22	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period September 22, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Bitcoin Strategy PLUS Income ETF	For the Six Months Ended December 31, 2025		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023(a)
Net Asset Value, beginning of period	$31.13		$25.24		$18.08		$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)	0.78		0.76		0.15
Net realized and unrealized gain (loss)	(11.28)		14.28		12.23		6.64
Total from investment operations	(11.28)		15.06		12.99		6.79
Less distributions from:
Net investment income	(5.51)		(8.89)		(4.97)		(1.15)
Net realized gains	—		(0.28)		(0.86)		(0.06)
Total distributions	(5.51)		(9.17)		(5.83)		(1.21)
Net Asset Value, end of period	$14.34		$31.13		$25.24		$18.08
Total Return (%)	(41.51	)(d)	74.47		84.03		58.15	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$44		$52		$19		$25
Ratio of expenses (%)	1.12	(e)(f)(g)	1.31	(g)(h)	6.09	(g)(i)	11.18	(e)(g)(j)
Ratio of net investment income (loss) (%)	(0.02	)(e)	2.97		3.67		1.35	(e)
Portfolio turnover rate (%)(k)	26	(d)	0		0		0	(d)

Simplify Gold Strategy PLUS Income ETF	For the Six Months Ended December 31, 2025		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025(l)
Net Asset Value, beginning of period	$34.24		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.66		0.64
Net realized and unrealized gain (loss)	12.25		9.25
Total from investment operations	12.91		9.89
Less distributions from:
Net investment income	(3.95)		(0.65)
Net realized gains	(1.30)		—
Total distributions	(5.25)		(0.65)
Net Asset Value, end of period	$41.90		$34.24
Total Return (%)	38.28	(d)	39.74	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$49		$28
Ratio of expenses (%)	0.53	(e)(g)(m)	0.53	(e)(n)
Ratio of net investment income (loss) (%)	3.33	(e)	3.67	(e)
Portfolio turnover rate (%)(k)	189	(d)	0	(d)

(a)	For the period September 30, 2022 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.27%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The ratios of expenses to average net assets includes interest expense fees of 0.46%.
(i)	The ratios of expenses to average net assets includes interest expense fees of 5.24%.
(j)	The ratios of expenses to average net assets includes interest expense fees of 10.23%.
(k)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(l)	For the period December 2, 2024 (commencement of operations) through June 30, 2025.
(m)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(n)	The ratios of expenses to average net assets includes interest expense fees of 0.02%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds
Consolidated Financial Highlights (Continued)

Simplify Multi-QIS Alternative ETF	For the Six Months Ended December 31, 2025		Year Ended June 30,	Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024(a)
Net Asset Value, beginning of period	$22.22		$25.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.33		0.88	1.07
Net realized and unrealized gain (loss)	(7.36)		(3.36)	0.10
Total from investment operations	(7.03)		(2.48)	1.17
Less distributions from:
Net investment income	(0.10)		(0.56)	(0.91)
Total distributions	(0.10)		(0.56)	(0.91)
Net Asset Value, end of period	$15.09		$22.22	$25.26
Total Return (%)	(31.74	)(c)	(9.89)	4.78	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$59		$96	$115
Ratio of expenses (%)	1.05	(d)(e)(f)	1.00 (f)	1.00	(d)
Ratio of net investment income (loss) (%)	3.43	(d)	3.66	4.36	(d)
Portfolio turnover rate (%)(g)	0	(c)	29	0	(c)

Simplify Volatility Premium ETF	For the Six Months Ended December 31, 2025		Years Ended June 30								Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023		2022		2021(h)
Net Asset Value, beginning of period	$18.44		$22.47		$22.91		$22.18		$27.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.38		0.75		1.13		0.63		0.03		(0.02)
Net realized and unrealized gain (loss)	0.63		(1.41)		2.04		3.97		(1.54)		2.03
Total from investment operations	1.01		(0.66)		3.17		4.60		(1.51)		2.01
Less distributions from:
Net investment income	(1.80)		(0.70)		(3.61)		(3.87)		(0.04)		—
Net realized gains	—		(0.86)		—		—		—		—
Return of capital	—		(1.81)		—		—		(3.28)		—
Total distributions	(1.80)		(3.37)		(3.61)		(3.87)		(3.32)		—
Net Asset Value, end of period	$17.65		$18.44		$22.47		$22.91		$22.18		$27.01
Total Return (%)	5.96	(c)	(3.00)		15.05		23.14		(6.23)		8.05	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$630		$917		$1,000		$324		$99		$15
Ratio of expenses (%)	0.69	(d)(f)(i)	0.63	(f)(j)	0.65	(f)(k)	1.16	(f)(l)	0.61	(f)(m)	0.51	(d)(f)(n)
Ratio of net investment income (loss) (%)	4.31	(d)	3.70		5.00		2.85		0.10		(0.51	)(d)
Portfolio turnover rate (%)(g)	0	(c)	154		97		260		207		10	(c)

(a)	For the period July 11, 2023 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(h)	For the period May 13, 2021 (commencement of operations) through June 30, 2021.
(i)	The ratios of expenses to average net assets includes interest expense fees of 0.19%.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.09%.
(k)	The ratios of expenses to average net assets includes interest expense fees of 0.15%.
(l)	The ratios of expenses to average net assets includes interest expense fees of 0.66%.
(m)	The ratios of expenses to average net assets includes interest expense fees of 0.11%.
(n)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Simplify Aggregate Bond ETF, Simplify Barrier Income ETF, Simplify Bond Bull ETF, Simplify China A Shares PLUS Income ETF, Simplify Currency Strategy ETF, Simplify Enhanced Income ETF, Simplify Government Money Market ETF, Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify High Yield ETF, Simplify Interest Rate Hedge ETF, Simplify Intermediate Term Treasury Futures Strategy ETF, Simplify MBS ETF, Simplify Next Intangible Core Index ETF, Simplify Short Term Treasury Futures Strategy ETF, Simplify Target 15 Distribution ETF, Simplify Treasury Option Income ETF, Simplify US Equity PLUS Bitcoin Strategy ETF, Simplify US Equity PLUS Convexity ETF, Simplify US Equity PLUS Downside Convexity ETF, Simplify US Equity PLUS Upside Convexity ETF, Simplify Bitcoin Strategy PLUS Income ETF, Simplify Gold Strategy PLUS Income ETF, Simplify Multi-QIS Alternative ETF and Simplify Volatility Premium ETF.

Simplify Barrier Income ETF, Simplify Bond Bull ETF, Simplify China A Shares PLUS Income ETF, Simplify Currency Strategy ETF, Simplify Interest Rate Hedge ETF, Simplify Target 15 Distribution ETF, Simplify US Equity PLUS Managed Futures Strategy ETF, Simplify Bitcoin Strategy PLUS Income ETF, Simplify Gold Strategy PLUS Income ETF, and Simplify VettaFi Private Credit Strategy ETF are each a non-diversified Fund of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to each Fund. The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except for Simplify Intermediate Term Treasury Futures Strategy ETF and Simplify Next Intangible Core Index ETF which offers Shares that are listed and traded on the Cboe BZX Exchange, Inc. and Simplify US Equity PLUS Bitcoin Strategy ETF and Simplify Bitcoin Strategy PLUS Income ETF which offer Shares that are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Unlike mutual funds, each Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, or 10,000 Shares in the case of Simplify Bitcoin Strategy PLUS Income ETF, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the Shares who are authorized participants may acquire those Shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

Fund	Investment Objectives
Simplify Aggregate Bond ETF	The Fund seeks to maximize total return.
Simplify Barrier Income ETF	The Fund seeks to provide monthly income.
Simplify Bond Bull ETF	The Fund seeks to hedge interest rate movements arising from falling long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.
Simplify China A Shares PLUS Income ETF	The Fund seeks capital appreciation and income.
Simplify Currency Strategy ETF	The Fund seeks capital gains.
Simplify Enhanced Income ETF	The Fund seeks to provide monthly income.
Simplify Government Money Market ETF	The Fund seeks to provide current income. Long-term capital appreciation is a secondary objective.
Simplify Health Care ETF	The Fund seeks long-term capital appreciation.
Simplify Hedged Equity ETF	The Fund seeks to provide long-term capital appreciation.
Simplify High Yield ETF	The Fund seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.
Simplify Interest Rate Hedge ETF	The Fund seeks to hedge interest rate movements arising from rising long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.
Simplify Intermediate Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 20+ Year Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify MBS ETF	The Fund seeks to maximize return.
Simplify Next Intangible Core Index ETF	The Fund seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Core Index.
Simplify Short Term Treasury Futures Strategy ETF	The Fund seeks to provide total return, before fees and expenses that matches or outperforms the performance of the ICE US Treasury 7-10 Year Bond Index on a calendar quarter basis. The Fund does not seek to achieve its stated investment objective over a period of time different than a full calendar quarter.
Simplify Target 15 Distribution ETF	The Fund seeks to provide high monthly income.
Simplify Treasury Option Income ETF	The Fund seeks to provide monthly income.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Investment Objectives
Simplify US Equity PLUS Bitcoin Strategy ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Convexity ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Downside Convexity ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Managed Futures Strategy ETF	The Fund seeks long-term capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF	The Fund seeks to provide capital appreciation.
Simplify VettaFi Private Credit Strategy ETF	The Fund seeks income and capital appreciation.
Simplify Bitcoin Strategy PLUS Income ETF	The Fund seeks income and capital appreciation.
Simplify Gold Strategy PLUS Income ETF	The Fund seeks income and capital appreciation.
Simplify Multi-QIS Alternative ETF	The Fund seeks to provide positive absolute returns and income.
Simplify Volatility Premium ETF	The Fund seeks to provide investment results, before fees and expenses, that correspond approximately to one-fifth to three-tenths the inverse (-0.2x to -0.3x) of the performance of a short-term volatility futures index while also seeking to mitigate extreme volatility.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Bitcoin Strategy PLUS Income ETF	Simplify Bitcoin Strategy PLUS Income Cayman Fund
Simplify Gold Strategy PLUS Income ETF	Simplify Gold Strategy PLUS Income Cayman Fund
Simplify Multi-QIS Alternative ETF	Simplify Multi-QIS Alternative Cayman Fund
Simplify Volatility Premium ETF	Simplify Volatility Premium Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Fund’s Consolidated Total Assets at December 31, 2025
Simplify Bitcoin Strategy PLUS Income ETF	September 30, 2022	$1,272,559	2.7%
Simplify Gold Strategy PLUS Income ETF	December 2, 2024	$10,883,493	22.0%
Simplify Multi-QIS Alternative ETF	July 11, 2023	$103,822	0.1%
Simplify Volatility Premium ETF	May 13, 2021	$333,365,883	23.3%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of a Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter options are valued based on prices provided by a broker.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Swaptions are valued based on prices provided by a third-party pricing vendor that collects and aggregates market data to produce valuations. These securities are categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

Forward foreign currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Funds can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Funds’ calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Funds’ NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for each Fund based upon the three levels defined above:

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Simplify Aggregate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$279,677,084	$—	$—	$279,677,084
U.S. Treasury Bills	20,132,064	2,772,114	—	22,904,178
Interest Rate Swaps	—	531,142	—	531,142
Money Market Fund	647,759	—	—	647,759
Futures	146,457	—	—	146,457
TOTAL	$300,603,364	$3,303,256	$—	$303,906,620

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(909,375)	$—	$—	$(909,375)
Credit Default Swaps	—	(35,993)	—	(35,993)
Futures	(613,078)	—	—	(613,078)
TOTAL	$(1,522,453)	$(35,993)	$—	$(1,558,446)

Simplify Barrier Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$138,024,110	$—	$—	$138,024,110
U.S. Treasury Bills	41,485,804	2,475,102	—	43,960,906
Purchased Options	112,575	—	—	112,575
Money Market Fund	2,659,944	—	—	2,659,944
TOTAL	$182,282,433	$2,475,102	$—	$184,757,535

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(5,281,172)	$—	$(5,281,172)
TOTAL	$—	$(5,281,172)	$—	$(5,281,172)

Simplify Bond Bull ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$86,149,989	$23,661,976	$—	$109,811,965
TOTAL	$86,149,989	$23,661,976	$—	$109,811,965

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$(36,138,377)	$—	$(36,138,377)
TOTAL	$—	$(36,138,377)	$—	$(36,138,377)

Simplify China A Shares PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$5,758,593	$—	$—	$5,758,593
U.S. Exchange-Traded Funds	3,553,195	—	—	3,553,195
Purchased Options	22,490	—	—	22,490
Total Return Swaps	—	401,197	—	401,197
TOTAL	$9,334,278	$401,197	$—	$9,735,475

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(12,960)	$—	$—	$(12,960)
TOTAL	$(12,960)	$—	$—	$(12,960)

Simplify Currency Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$28,225,380	$—	$—	$28,225,380

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

U.S. Treasury Bills	$24,445,793	$1,881,077	$—	$26,326,870
Money Market Fund	76,785	—	—	76,785
Forward Foreign Currency Contracts	—	3,029,831	—	3,029,831
TOTAL	$52,747,958	$4,910,908	$—	$57,658,866

Liabilities	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts	$—	$(4,805,105)	$—	$(4,805,105)
TOTAL	$—	$(4,805,105)	$—	$(4,805,105)

Simplify Enhanced Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$117,293,569	$—	$—	$117,293,569
U.S. Treasury Bills	14,594,805	17,672,229	—	32,267,034
Purchased Options	338,150	—	—	338,150
Money Market Fund	1,567,273	—	—	1,567,273
TOTAL	$133,793,797	$17,672,229	$—	$151,466,026

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(203,440)	$—	$—	$(203,440)
TOTAL	$(203,440)	$—	$—	$(203,440)

Simplify Government Money Market ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage Backed Securities	$—	$1,948,039,148	$—	$1,948,039,148
U.S. Treasury Bills	1,066,157,850	69,302,858	—	1,135,460,708
U.S. Government Obligations	—	824,665,275	—	824,665,275
Money Market Fund	4,195,682	—	—	4,195,682
TOTAL	$1,070,353,532	$3,342,007,348	$—	$4,412,360,880

Simplify Health Care ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$333,848,676	$—	$—	$333,848,676
Money Market Fund	11,539,757	—	—	11,539,757
TOTAL	$345,388,433	$—	$—	$345,388,433

Simplify Hedged Equity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$332,579,467	$—	$—	$332,579,467
Purchased Options	1,472,955	—	—	1,472,955
Money Market Fund	84,975	—	—	84,975
TOTAL	$334,137,397	$—	$—	$334,137,397

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(3,445,500)	$—	$—	$(3,445,500)
TOTAL	$(3,445,500)	$—	$—	$(3,445,500)

Simplify High Yield ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$336,876,917	$—	$—	$336,876,917
U.S. Treasury Bills	113,751,562	9,900,408	—	123,651,970

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Total Return Swaps	$—	$802,925	$—	$802,925
Money Market Fund	3,580,381	—	—	3,580,381
TOTAL	$454,208,860	$10,703,333	$—	$464,912,193

Liabilities	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(182,268)	$—	$(182,268)
Total Return Swaps	—	(2,762,735)	—	(2,762,735)
TOTAL	$—	$(2,945,003)	$—	$(2,945,003)

Simplify Interest Rate Hedge ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$79,600,956	$22,473,927	$—	$102,074,883
U.S. Exchange-Traded Funds	23,971,555	—	—	23,971,555
Purchased Swaptions	—	23,893,999	—	23,893,999
Written Swaption	—	8,264,674	—	8,264,674
Interest Rate Swaps	—	2,784	—	2,784
TOTAL	$103,572,511	$54,635,384	$—	$158,207,895

Liabilities	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$(5,322,256)	$—	$(5,322,256)
Written Swaption	—	(1,743,240)	—	(1,743,240)
TOTAL	$—	$(7,065,496)	$—	$(7,065,496)

Simplify Intermediate Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$84,726,185	$—	$—	$84,726,185
Money Market Fund	598,859	—	—	598,859
TOTAL	$85,325,044	$—	$—	$85,325,044

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(1,376,774)	$—	$—	$(1,376,774)
TOTAL	$(1,376,774)	$—	$—	$(1,376,774)

Simplify MBS ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage Backed Securities	$—	$1,668,392,196	$—	$1,668,392,196
U.S. Exchange-Traded Funds	1,486,736,860	—	—	1,486,736,860
U.S. Treasury Bills	183,850,877	—	—	183,850,877
Money Market Fund	8,072,768	—	—	8,072,768
TOTAL	$1,678,660,505	$1,668,392,196	$—	$3,347,052,701

Simplify Next Intangible Core Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,612,205	$—	$—	$35,612,205
Money Market Fund	96,369	—	—	96,369
TOTAL	$35,708,574	$—	$—	$35,708,574

Simplify Short Term Treasury Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$574,816,870	$—	$—	$574,816,870

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

U.S. Treasury Bills	$55,817,462	$23,661,976	$—	$79,479,438
Money Market Fund	1,427,624	—	—	1,427,624
Futures	244,219	—	—	244,219
TOTAL	$632,306,175	$23,661,976	$—	$655,968,151

Simplify Target 15 Distribution ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$53,398,015	$—	$—	$53,398,015
U.S. Treasury Bills	19,484,189	990,041	—	20,474,230
Purchased Options	82,712	—	—	82,712
Money Market Fund	346,996	—	—	346,996
TOTAL	$73,311,912	$990,041	$—	$74,301,953

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(2,397,378)	$—	$(2,397,378)
TOTAL	$—	$(2,397,378)	$—	$(2,397,378)

Simplify Treasury Option Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$351,215,810	$—	$—	$351,215,810
Money Market Fund	170,421	—	—	170,421
TOTAL	$351,386,231	$—	$—	$351,386,231

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(787,500)	$—	$—	$(787,500)
TOTAL	$(787,500)	$—	$—	$(787,500)

Simplify US Equity PLUS Bitcoin Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$46,533,320	$—	$—	$46,533,320
Money Market Fund	106,813	—	—	106,813
TOTAL	$46,640,133	$—	$—	$46,640,133

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(3,327)	$—	$—	$(3,327)
TOTAL	$(3,327)	$—	$—	$(3,327)

Simplify US Equity PLUS Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$94,903,917	$—	$—	$94,903,917
Purchased Options	451,880	—	—	451,880
Money Market Fund	68,531	—	—	68,531
TOTAL	$95,424,328	$—	$—	$95,424,328

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(283,110)	$—	$—	$(283,110)
TOTAL	$(283,110)	$—	$—	$(283,110)

Simplify US Equity PLUS Downside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$116,389,800	$—	$—	$116,389,800

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Purchased Options	$813,181	$—	$—	$813,181
Money Market Fund	109,026	—	—	109,026
TOTAL	$117,312,007	$—	$—	$117,312,007

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(515,240)	$—	$—	$(515,240)
TOTAL	$(515,240)	$—	$—	$(515,240)

Simplify US Equity PLUS Managed Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$3,128,806	$—	$—	$3,128,806
U.S. Treasury Bills	842,958	—	—	842,958
Total Return Swaps	—	63,141	—	63,141
Money Market Fund	326,178	—	—	326,178
TOTAL	$4,297,942	$63,141	$—	$4,361,083

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(981)	$—	$(981)
Futures	(11,653)	—	—	(11,653)
TOTAL	$(11,653)	$(981)	$—	$(12,634)

Simplify US Equity PLUS Upside Convexity ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$103,097,854	$—	$—	$103,097,854
Purchased Options	1,526,052	—	—	1,526,052
Money Market Fund	243,442	—	—	243,442
TOTAL	$104,867,348	$—	$—	$104,867,348

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(203,150)	$—	$—	$(203,150)
TOTAL	$(203,150)	$—	$—	$(203,150)

Simplify VettaFi Private Credit Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$2,332,058	$—	$—	$2,332,058
Total Return Swaps	—	12,186	—	12,186
Money Market Fund	97,068	—	—	97,068
TOTAL	$2,429,126	$12,186	$—	$2,441,312

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(98,852)	$—	$(98,852)
TOTAL	$—	$(98,852)	$—	$(98,852)

Simplify Bitcoin Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$182,904,818	$—	$—	$182,904,818
U.S. Exchange-Traded Funds	39,471,750	—	—	39,471,750
Purchased Options	1,460,195	—	—	1,460,195
Money Market Fund	14,455	—	—	14,455
TOTAL	$223,851,218	$—	$—	$223,851,218

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(179,200,772)	$—	$(179,200,772)
Written Options	(120,470)	—	—	(120,470)
TOTAL	$(120,470)	$(179,200,772)	$—	$(179,321,242)

Simplify Gold Strategy PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$38,091,652	$—	$—	$38,091,652
U.S. Treasury Bills	6,549,461	2,079,086	—	8,628,547
Purchased Options	110,014	—	—	110,014
Futures	3,240,740	—	—	3,240,740
TOTAL	$47,991,867	$2,079,086	$—	$50,070,953

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(65,770)	$—	$—	$(65,770)
TOTAL	$(65,770)	$—	$—	$(65,770)

Simplify Multi-QIS Alternative ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$42,988,189	$11,137,959	$—	$54,126,148
U.S. Exchange-Traded Funds	5,740,300	—	—	5,740,300
Purchased Options	111,520	143	—	111,663
Total Return Swaps	—	2,562,903	—	2,562,903
Money Market Fund	8,644,597	—	—	8,644,597
TOTAL	$57,484,606	$13,701,005	$—	$71,185,611

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(3,816,688)	$—	$(3,816,688)
TOTAL	$—	$(3,816,688)	$—	$(3,816,688)

Simplify Volatility Premium ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$1,138,531,264	$—	$—	$1,138,531,264
U.S. Exchange-Traded Funds	254,859,218	—	—	254,859,218
Purchased Options	5,960,631	—	—	5,960,631
Money Market Fund	13,563,279	—	—	13,563,279
Futures	5,846,797	—	—	5,846,797
TOTAL	$1,418,761,189	$—	$—	$1,418,761,189

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(794,295,317)	$—	$(794,295,317)
Written Options	(1,807,813)	—	—	(1,807,813)
Futures	(2,348,418)	—	—	(2,348,418)
TOTAL	$(4,156,231)	$(794,295,317)	$—	$(798,451,548)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income monthly, except for Simplify China A Shares PLUS Income ETF, Simplify Currency Strategy ETF, Simplify Health Care ETF, Simplify Hedged Equity ETF, Simplify Next Intangible Core Index ETF, Simplify US Equity PLUS Bitcoin Strategy ETF, Simplify US Equity PLUS Convexity ETF, Simplify US Equity PLUS Downside Convexity ETF, Simplify US Equity PLUS Upside Convexity ETF, Simplify Gold Strategy PLUS Income ETF and Simplify Multi-QIS Alternative ETF which pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statements.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations.

4. Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Binary/Curve Option

OTC Options are complex instruments that have multiple components impacting the value of the options. The strike price, reference index, knock-in/knock-out rates, and observable/maturity dates are all inputs to the option value.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Binary Option		Put/Call	Description of option
SPX/RTY/NDX WOF, Expires 01/08/27, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/09/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/09/26 P100%/75% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/16/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/23/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/23/26 P100/75 NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/30/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 10/30/26 P100/75 NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/06/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

SPX/RTY/NDX WOF, Expires 11/06/26 P100/75 NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/13/26, P100%/70%	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/13/26 P100%/75% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/20/26, P100%/70%	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/27/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 11/27/26 P100/75 NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/04/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/04/26 P100%/75% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/11/26, P100%/70%	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

SPX/RTY/NDX WOF, Expires 12/11/26 P100%/75% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/18/26, P100%/70%	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/18/26 P100%/75% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/24/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/24/26 P100/75 NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 75% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
SPX/RTY/NDX WOF, Expires 12/31/26, P100%/70% NC3 EKI	Autocallable	Put	SPX/RTY/NDX options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 70% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
RTY, Expires 1/26/26 90%, Put/70% KO	Autocallable	Put	RTY option is an European barrier knock-out option, whereby there is an initial price and if the reference index closes above the 90% initial price, then there is a knock-in event on maturity date. If the reference index is below 70% of the initial price, there is a knock-out event.

Swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular swaption agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, it becomes obligated (if the swaption is exercised) according to the terms of the underlying agreement.

When a Fund writes a swaption, an amount equal to the premium received by a Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the written swaption expires, a Fund realizes a gain equal to the amount of the premium paid, which is included in realized gain (loss) on written swaptions in the Statements of Operations. If the written swaption is exercised or sold, the premium received is added to the proceeds or offset against amounts paid on the underlying security to determine the realized gain or loss, which is reported as gain (loss) on written swaptions in the Statements of Operations.

A Fund may also purchase swaptions which involve the payment of premium in exchange for an option to enter into an interest rate swap and credit default swap with specified terms and conditions on a future date. The purchaser has the right, but not the obligation, to enter into the new swap agreement. Periodic payments are typically made during the life of the swap agreement according to the terms of such agreement. Changes in value of purchased swaptions are reported as part of change in unrealized gain (loss) on investments in the

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Statements of Operations. When the purchased swaption is exercised, terminated, expires or is sold, a Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statements of Operations.

Swaps. Swap agreements are agreements between a Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of Assets and Liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A Fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

Forward Foreign Exchange Currency Contracts

The Simplify Currency Strategy ETF and Simplify Multi-QIS Alternative ETF entered into forward foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between a Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2025 and the related location in the accompanying Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Aggregate Bond ETF
Credit Contracts	Unrealized appreciation on centrally cleared swaps	$35,993	Unrealized depreciation on centrally cleared swaps	$—
Equity Contracts	Written options	$—	Written options	$909,375
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$146,457	Unrealized depreciation on futures contracts*	$613,078
Interest Rate Contracts	Unrealized appreciation on centrally cleared swaps	$531,142	Unrealized depreciation on centrally cleared swaps	$—

Simplify Barrier Income ETF
Equity Contracts	Investments, at value(1)	$112,575	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$5,281,172

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Bond Bull ETF
Interest Rate Contracts	Investments, at value(2)	$—	Investments, at value(2)	$36,138,377

Simplify China A Shares PLUS Income ETF
Equity Contracts	Investments, at value(1)	$22,490	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$401,197	Unrealized depreciation on OTC swaps	$—
Equity Contracts	Written options	$—	Written options	$12,960

Simplify Currency Strategy ETF
Foreign Exchange Contracts	Unrealized appreciation on forward foreign currency contracts	$3,029,832	Unrealized depreciation on forward foreign currency contracts	$4,805,106

Simplify Enhanced Income ETF
Equity Contracts	Investments, at value(1)	$338,150	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$203,440

Simplify Hedged Equity ETF
Equity Contracts	Investments, at value(1)	$1,472,955	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$3,445,500

Simplify High Yield ETF
Credit Contracts	Unrealized appreciation on centrally cleared swaps	$—	Unrealized depreciation on centrally cleared swaps	$182,268
Equity Contracts	Unrealized appreciation on OTC swaps	$802,925	Unrealized depreciation on OTC swaps	$1,961,428
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$—	Unrealized depreciation on OTC swaps	$637,776

Simplify Interest Rate Hedge ETF
Interest Rate Contracts	Unrealized appreciation on OTC swaps	$2,784	Unrealized depreciation on OTC swaps	$—
Interest Rate Contracts	Investments, at value(2)	$23,893,999	Investments, at value(2)	$5,322,256

Simplify Intermediate Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,376,774

Simplify MBS ETF
Simplify Short Term Treasury Futures Strategy ETF
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$244,219	Unrealized depreciation on futures contracts*	$—

Simplify Target 15 Distribution ETF
Equity Contracts	Investments, at value(1)	$82,712	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$2,397,378

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Treasury Option Income ETF
Interest Rate Contracts	Written options	$—	Written options	$787,500

Simplify US Equity PLUS Bitcoin Strategy ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,327

Simplify US Equity PLUS Convexity ETF
Equity Contracts	Investments, at value(1)	$451,880	Investments, at value(1)	$—

Simplify US Equity PLUS Downside Convexity ETF
Equity Contracts	Investments, at value(1)	$813,181	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$515,240

Simplify US Equity PLUS Managed Futures Strategy ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$11,653
Commodity Contracts	Unrealized appreciation on OTC swaps	$63,141	Unrealized depreciation on OTC swaps	$981

Simplify US Equity PLUS Upside Convexity ETF
Equity Contracts	Investments, at value(1)	$1,526,052	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$203,150

Simplify VettaFi Private Credit Strategy ETF
Equity Contracts	Unrealized appreciation on OTC swaps	$12,186	Unrealized depreciation on OTC swaps	$98,852

Simplify Bitcoin Strategy PLUS Income ETF
Commodity Contracts	Investments, at value(1)	$1,260,000	Investments, at value(1)	$—
Equity Contracts	Investments, at value(1)	$200,195	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$120,470

Simplify Gold Strategy PLUS Income ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$3,240,740	Unrealized depreciation on futures contracts*	$—
Equity Contracts	Investments, at value(1)	$110,014	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$65,770

Simplify Multi-QIS Alternative ETF
Equity Contracts	Investments, at value(1)	$111,663	Investments, at value(1)	$—
Commodity Contracts	Unrealized appreciation on OTC swaps	$273,845	Unrealized depreciation on OTC swaps	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$2,289,058	Unrealized depreciation on OTC swaps	$3,344,063
Foreign Exchange Contracts	Unrealized appreciation on OTC swaps	$—	Unrealized depreciation on OTC swaps	$472,625

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Asset Derivatives		Liability Derivatives
Simplify Volatility Premium ETF
Equity Contracts	Unrealized appreciation on futures contracts*	$5,846,797	Unrealized depreciation on futures contracts*	$104,762
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,243,656
Equity Contracts	Investments, at value(1)	$5,960,631	Investments, at value(1)	$—
Interest Rate Contracts	Written options	$—	Written options	$1,807,813

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.
(2)	Purchased swaption contracts are included in Investments within the Statements of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Barrier Income ETF	Equity	$(190,867)	$(341,669)
Simplify China A Shares PLUS Income ETF	Equity	(1,463,888)	(185,503)
Simplify Enhanced Income ETF	Equity	(22,065,886)	2,917,188
Simplify Hedged Equity ETF	Equity	(10,458,621)	600,706
Simplify High Yield ETF	Equity	(1,308,166)	550,614
Simplify High Yield ETF	Foreign Exchange	(45,000)	(245,483)
Simplify Target 15 Distribution ETF	Equity	(283,448)	(255,723)
Simplify Treasury Option Income ETF	Interest Rate	—	5,204
Simplify US Equity PLUS Convexity ETF	Equity	(11,383,105)	(915,837)
Simplify US Equity PLUS Convexity ETF	Commodity	(185,950)	4,382
Simplify US Equity PLUS Downside Convexity ETF	Equity	(12,845,474)	(519,791)
Simplify US Equity PLUS Downside Convexity ETF	Commodity	(130,270)	3,111
Simplify US Equity PLUS Upside Convexity ETF	Equity	4,331,552	(3,084,816)
Simplify Bitcoin Strategy PLUS Income ETF	Equity	(12,551,727)	(1,690,303)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	(11,586,148)	(950,680)
Simplify Gold Strategy PLUS Income ETF	Equity	(4,145,485)	(507,525)
Simplify Gold Strategy PLUS Income ETF	Commodity	(106,445)	2,002
Simplify Multi-QIS Alternative ETF	Equity	(13,784,264)	—
Simplify Multi-QIS Alternative ETF	Commodity	(114,720)	—
Simplify Volatility Premium ETF	Equity	(57,615,018)	(27,293,998)
Simplify Volatility Premium ETF	Interest Rate	(7,529,778)	—

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statements of Operations or Consolidated Statements of Operations.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Interest Rate	$3,784,237	$(1,755,442)
Simplify Aggregate Bond ETF	Credit	135,000	531,142
Simplify China A Shares PLUS Income ETF	Interest Rate	2,935,403	20,594
Simplify High Yield ETF	Equity	(6,765,498)	(1,338,639)
Simplify High Yield ETF	Interest Rate	3,793,958	(3,871,356)
Simplify High Yield ETF	Credit	(667,612)	165,930
Simplify Interest Rate Hedge ETF	Interest Rate	(55)	326
Simplify US Equity PLUS Managed Futures Strategy ETF	Commodity	—	62,160
Simplify VettaFi Private Credit Strategy ETF	Equity	(94,863)	(86,666)
Simplify Multi-QIS Alternative ETF	Equity	13,242,401	(1,398,112)
Simplify Multi-QIS Alternative ETF	Commodity	1,475,732	3,038,296
Simplify Multi-QIS Alternative ETF	Interest Rate	1,079,973	(156,357)
Simplify Multi-QIS Alternative ETF	Credit	(1,141,600)	(631,110)

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased swaption contracts (b) by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Interest Rate Hedge ETF	Interest Rate	$—	$(2,791,470)

(b)	Purchased Swaptions are included in Net Realized Gain (Loss) on Investments within the Statements of Operations or Consolidated Statements of Operations.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Interest Rate	$999,384	$(1,716,599)
Simplify Intermediate Term Treasury Futures Strategy ETF	Interest Rate	9,872,139	(9,713,112)
Simplify Short Term Treasury Futures Strategy ETF	Interest Rate	7,945,878	(11,745,514)
Simplify Treasury Option Income ETF	Equity	3,463,735	—
Simplify Treasury Option Income ETF	Interest Rate	—	(4,601,384)
Simplify US Equity PLUS Bitcoin Strategy ETF	Equity	983,566	(282,492)
Simplify US Equity PLUS Managed Futures Strategy ETF	Equity	(3,518)	(11,653)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	3,452,000	(516,577)
Simplify Gold Strategy PLUS Income ETF	Equity	4,910	—
Simplify Gold Strategy PLUS Income ETF	Commodity	10,200,964	3,613,210
Simplify Multi-QIS Alternative ETF	Equity	(919,792)	—
Simplify Volatility Premium ETF	Equity	78,506,780	187,977
Simplify Volatility Premium ETF	Interest Rate	26,155,201	(8,842,558)

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Aggregate Bond ETF	Interest Rate	$8,355,705	$(843,792)
Simplify Barrier Income ETF	Equity	4,555,545	1,080,283
Simplify China A Shares PLUS Income ETF	Equity	938,835	(10,725)

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Enhanced Income ETF	Equity	$15,185,883	$(191,131)
Simplify Hedged Equity ETF	Equity	(14,200,585)	12,814,143
Simplify High Yield ETF	Equity	1,192,323	(506,201)
Simplify Interest Rate Hedge ETF	Interest Rate	—	5,872,788
Simplify Target 15 Distribution ETF	Equity	3,971,409	459,747
Simplify Treasury Option Income ETF	Interest Rate	10,941,734	(497,086)
Simplify US Equity PLUS Convexity ETF	Equity	6,867,300	(128,815)
Simplify US Equity PLUS Convexity ETF	Commodity	449,606	(14,922)
Simplify US Equity PLUS Downside Convexity ETF	Equity	7,178,680	(159,216)
Simplify US Equity PLUS Downside Convexity ETF	Commodity	317,378	(10,597)
Simplify US Equity PLUS Upside Convexity ETF	Equity	611,151	391,644
Simplify Bitcoin Strategy PLUS Income ETF	Equity	7,807,012	(77,321)
Simplify Bitcoin Strategy PLUS Income ETF	Commodity	753,450	(24,217)
Simplify Gold Strategy PLUS Income ETF	Equity	2,841,316	(22,176)
Simplify Gold Strategy PLUS Income ETF	Commodity	213,111	(6,742)
Simplify Multi-QIS Alternative ETF	Equity	4,224,560	(235,000)
Simplify Multi-QIS Alternative ETF	Commodity	87,367	—
Simplify Volatility Premium ETF	Equity	6,713,517	—
Simplify Volatility Premium ETF	Interest Rate	31,197,292	(1,976,745)

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts by risk type, as disclosed in the Statements of Operations or Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Currency Strategy ETF	Foreign Exchange	$2,301,729	$(2,022,415)
Simplify Multi-QIS Alternative ETF	Foreign Exchange	75,914	84,419

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Purchased Swaption Contracts (Contract Value)	Forward Foreign Currency Contracts (Notional Value)	Futures Contracts (Notional Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Aggregate Bond ETF	$—	$—	$—	$102,169,271	$(1,124,438)	$91,833,333
Simplify Barrier Income ETF	128,775	—	—	—	(2,636,712)	—
Simplify Bond Bull ETF	—	2,175,000,000	—	—	—	625,000,000
Simplify China A Shares PLUS Income ETF	185,263	—	—	—	(25,212)	(11,234,013)
Simplify Currency Strategy ETF	—	—	(372,210)	—	—	—
Simplify Enhanced Income ETF	3,059,768	—	—	—	(417,196)	—
Simplify Government Money Market ETF	—	—	—	—	—	—
Simplify Health Care ETF	—	—	—	—	—	—
Simplify Hedged Equity ETF	1,480,672	—	—	—	(8,644,020)	—
Simplify High Yield ETF	186,958	—	—	—	(86,667)	506,135,881
Simplify Interest Rate Hedge ETF	—	1,812,000,000	—	—	—	10,000
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—	—	322,994,375	—	—
Simplify MBS ETF	—	—	—	—	—	—
Simplify Next Intangible Core Index ETF	—	—	—	—	—	—
Simplify Short Term Treasury Futures Strategy ETF	—	—	—	3,356,450,609	—	—
Simplify Target 15 Distribution ETF	91,953	—	—	—	(1,594,156)	—
Simplify Treasury Option Income ETF	—	—	—	62,281,771	(1,231,490)	—
Simplify US Equity PLUS Bitcoin Strategy ETF	—	—	—	7,561,667	—	—
Simplify US Equity PLUS Convexity ETF	1,461,861	—	—	—	(390,751)	—
Simplify US Equity PLUS Downside Convexity ETF	1,648,916	—	—	—	(620,440)	—
Simplify US Equity PLUS Managed Futures Strategy ETF	—	—	—	1,378,500	—	4,467,543
Simplify US Equity PLUS Upside Convexity ETF	2,693,911	—	—	—	(67,717)	—
Simplify VettaFi Private Credit Strategy ETF	—	—	—	—	—	3,161,859
Simplify Bitcoin Strategy PLUS Income ETF	6,197,576	—	—	14,792,117	(229,733)	—
Simplify Gold Strategy PLUS Income ETF	438,561	—	—	59,957,650	(84,628)	—
Simplify Multi-QIS Alternative ETF	3,903,514	—	(55,191)	—	(378,286)	284,713,835
Simplify Volatility Premium ETF	30,680,646	—	—	(220,161,937)	(2,794,271)	—

Certain Funds enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The following table presents Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by a Fund as of December 31, 2025:

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Barrier Income ETF
BNP Paribas	$(44,409)	$44,409	$—	$—	$—
Nomura International	(2,320,939)	2,320,939	—	—
HSBC Bank	(2,915,824)	2,915,824	—	—
	$(5,281,172)	$5,281,172	$—	$—	$—

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Bond Bull ETF
Bank of America	$(3,511,806)	$3,511,806	$—	$—	$—
Goldman Sachs International	(19,929,036)	19,929,036	—	—	—
Nomura International	(2,938,525)	2,938,525	—	—	—
Morgan Stanley Capital Services LLC	(9,759,010)	9,759,010	—	—	—
	$(36,138,377)	$36,138,377	$—	$—	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify China A Shares PLUS Income ETF
Bank of America	$401,197	$—	$—	$(401,197)	$—
	$401,197	$—	$—	$(401,197)	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify High Yield ETF
UBS	$802,925	$(802,925)	$—	$—	$—
	$802,925	$(802,925)	$—	$—	$—

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify High Yield ETF
UBS	$1,961,428	$(802,925)	$—	$(1,158,503)	$—
Citibank	365,428	—	—	(365,428)	—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Morgan Stanley Capital Services LLC	$272,348	$—	$—	$(272,348)	$—
Nomura Securities	163,531	—	—	(163,531)	—
	$2,762,735	$(802,925)	$—	$(1,959,810)	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities(2)	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Interest Rate Hedge ETF
Goldman Sachs International	$5,683,966	$(1,961,857)	$—	$(3,722,109)	$—
J&P Morgan Chase & Co.	2,004,327	(929,627)	—	(1,074,700)	—
Macquarie Bank	1,097,853	—	—	(1,097,853)	—
Morgan Stanley Capital Services LLC	15,107,853	(1,968,280)	—	(3,852,641)	9,286,932
	$23,893,999	$(3,930,137)	$—	$(9,747,303)	$9,286,932

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities(2)	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Interest Rate Hedge ETF
BNP Paribas	$462,492	$—	$—	$(462,492)	$—
Goldman Sachs International	1,961,857	(1,961,857)	—	—	—
J&P Morgan Chase & Co.	929,627	(929,627)	—	—	—
Morgan Stanley Capital Services LLC	1,968,280	(1,968,280)	—	—	—
	$5,322,256	$(4,859,764)	$—	$(462,492)	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Multi-QIS Alternative ETF
Bank of America NA	$1,374,040	$—	$—	$(1,374,040)	$—
UBS	1,188,863	(1,188,863)	—	—	—
	$2,562,903	$(1,188,863)	$—	$(1,374,040)	$—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Multi-QIS Alternative ETF
Bank of America NA	$106,771	$(106,771)	$—	$—	$—
BNP Paribas	263,253	—	—	(263,253)	—
Citibank	102,601	—	—	(102,601)	—
UBS	3,344,063	—	—	(3,344,063)	—
	$3,816,688	$(106,771)	$—	$(3,709,917)	$—

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Target 15 Distribution ETF
HSBC Bank	$1,368,280	$—	$—	$(1,368,280)	$—
Nomura Securities	1,029,098	—	—	(1,029,098)	—
	$2,397,378	$—	$—	$(2,397,378)	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify US Equity PLUS Managed Futures Strategy ETF
Bank of America NA	$49,532	$—	$—	$(49,532)	$—
Goldman Sachs International	13,609	—	—	—	13,609
	$63,141	$—	$—	$(49,532)	$13,609

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify US Equity PLUS Managed Futures Strategy ETF
Citibank	$981	$(981)	$—	$—	$—
	$981	$(981)	$—	$—	$—

Fund	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify VettaFi Private Credit Strategy ETF
UBS	$12,186	$(12,186)	$—	$—	$—
	$12,186	$(12,186)	$—	$—	$—

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify VettaFi Private Credit Strategy ETF
BNP Paribas	$82,930	$—	$—	$—	$82,930
UBS	15,922	(12,186)	—	—	3,736
	$98,852	$(12,186)	$—	$—	$86,666

(1)	The actual collateral received and/or pledged may be more than amount shown.
(2)	Purchased swaption contracts are included in Investments within the Statements of Assets and Liabilities.

5. Reverse Repurchase Agreements

The Funds are subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Bitcoin Strategy PLUS Income ETF

	Gross Amounts	Gross Amounts Offset in the Consolidated Statements	Net Amounts Presented in the Consolidated Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$179,200,772	$—	$179,200,772	$179,200,772	$179,200,772	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Volatility Premium ETF

	Gross Amounts	Gross Amounts Offset in the Consolidated Statements	Net Amounts Presented in the Consolidated Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$794,295,317	$—	$794,295,317	$794,295,317	$794,295,317	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Simplify Bitcoin Strategy PLUS Income ETF and Simplify Volatility Premium ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statements of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline. For the year ended June 30, 2025, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Bitcoin Strategy PLUS Income ETF were $101,147,389 and 4.30%, respectively and for Simplify Volatility Premium ETF $434,461,269 and 4.30%, respectively.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Bitcoin Strategy PLUS Income ETF liability as of December 31, 2025:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$179,200,772	$—	$179,200,772

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Volatility Premium ETF liability as of December 31, 2025:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$794,295,317	$—	$794,295,317

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Simplify Aggregate Bond ETF	0.50%
Simplify Barrier Income ETF	0.75%
Simplify Bond Bull ETF	0.50%
Simplify China A Shares PLUS Income ETF	0.88%
Simplify Currency Strategy ETF	0.75%
Simplify Enhanced Income ETF	0.50%

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Management Fee
Simplify Health Care ETF	0.50%
Simplify Hedged Equity ETF	0.50%
Simplify High Yield ETF	0.50%
Simplify Interest Rate Hedge ETF	0.50%
Simplify Intermediate Term Treasury Futures Strategy ETF	0.25%
Simplify MBS ETF	0.25%
Simplify Next Intangible Core Index ETF	0.25%
Simplify Government Money Market ETF	0.15%
Simplify Short Term Treasury Futures Strategy ETF	0.25%
Simplify Target 15 Distribution ETF	0.75%
Simplify Treasury Option Income ETF	0.35%
Simplify US Equity PLUS Bitcoin Strategy ETF	0.50%
Simplify US Equity PLUS Convexity ETF	0.50%
Simplify US Equity PLUS Downside Convexity ETF	0.50%
Simplify US Equity PLUS Managed Futures Strategy ETF	0.75%
Simplify US Equity PLUS Upside Convexity ETF	0.50%
Simplify VettaFi Private Credit Strategy ETF	0.75%
Simplify Bitcoin Strategy PLUS Income ETF	0.85%
Simplify Gold Strategy PLUS Income ETF	0.50%
Simplify Multi-QIS Alternative ETF	1.00%
Simplify Volatility Premium ETF	0.50%

The Adviser for the Fund below has contractually agreed, until at least October 31, 2026, to waive its management fees to 0.25% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2025, the Adviser waived fees of the Funds as follows:

Fund	Fees Waived
Simplify Aggregate Bond ETF	$396,301
Simplify High Yield ETF	479,120

The Adviser for the Fund below has contractually agreed, until at least October 31, 2026, to waive its management fees to 0.15% of the Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2025, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify MBS ETF	$763,796

The Adviser for the Funds below had contractually agreed, until at least October 31, 2025, to waive its management fees to 0.15% of each Fund’s average daily net assets. The agreement may only be terminated by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2025, the Adviser waived fees of each Fund as follows:

Fund	Fees Waived
Simplify Intermediate Term Treasury Futures Strategy ETF	$36,475
Simplify Short Term Treasury Futures Strategy ETF	214,989

The Adviser for the Fund below has contractually agreed, until at least October 31, 2026, to waive its management fees to 0.40% of the Fund’s average daily net assets. For the period ended December 31, 2025, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify Hedged Equity ETF	$159,221

The Adviser for the Fund below has contractually agreed, until at least December 4, 2026, to waive its management fees to 0.07% of the Fund’s average daily net assets. For the period ended December 31, 2025, the Adviser waived fees of the Fund as follows:

Fund	Fees Waived
Simplify US Equity PLUS Managed Futures Strategy ETF	$159,221

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Funds, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of a Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Funds also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of a Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond ETF	$60,012367	$82,733,902
Simplify Barrier Income ETF	142,617,391	4,508,443
Simplify Bond Bull ETF	—	—
Simplify China A Shares PLUS Income ETF	8,116,258	4,556,311
Simplify Currency Strategy ETF	31,558,879	3,307,458
Simplify Enhanced Income ETF	159,651,874	39,316,637
Simplify Health Care ETF	220,565,827	226,085,826
Simplify Hedged Equity ETF	1,305,192	27,486,139
Simplify High Yield ETF	341,087,561	5,533,721
Simplify Interest Rate Hedge ETF	45,496,556	21,551,146
Simplify Intermediate Term Treasury Futures Strategy ETF	140,054,718	55,396,673
Simplify MBS ETF	1,486,812,547	2
Simplify Government Money Market ETF	—	—
Simplify Next Intangible Core Index ETF	22,451,444	3,275,509
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Target 15 Distribution ETF	61,551,817	8,119,367
Simplify Treasury Option Income ETF	—	—
Simplify US Equity PLUS Bitcoin Strategy ETF	7,711,992	7,184,127
Simplify US Equity PLUS Convexity ETF	3,092,207	4,174,201
Simplify US Equity PLUS Downside Convexity ETF	4,986,468	5,100,749
Simplify US Equity PLUS Managed Futures Strategy ETF	4,520,665	1,402,559
Simplify US Equity PLUS Upside Convexity ETF	8,678,809	22,425,078
Simplify Bitcoin Strategy PLUS Income ETF	59,430,855	8,233,763
Simplify Gold Strategy PLUS Income ETF	83,183,334	46,135,468
Simplify Multi-QIS Alternative ETF	12,548,573	14,796,386
Simplify Volatility Premium ETF	64,448,968	232,520,013

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond ETF	$—	$29,200,375
Simplify Barrier Income ETF	—	—
Simplify Bond Bull ETF	—	—
Simplify China A Shares PLUS Income ETF	—	—
Simplify Currency Strategy ETF	—	—
Simplify Enhanced Income ETF	—	3,069,036
Simplify Health Care ETF	193,814,565	20,821,609
Simplify Hedged Equity ETF	56,562,336	76,591,467
Simplify High Yield ETF	—	—
Simplify Interest Rate Hedge ETF	—	—
Simplify Intermediate Term Treasury Futures Strategy ETF	—	—
Simplify MBS ETF	—	—
Simplify Government Money Market ETF	—	—
Simplify Next Intangible Core Index ETF	17,069,808	3,583,171

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Purchases	Sales
Simplify Target 15 Distribution ETF	—	—
Simplify Short Term Treasury Futures Strategy ETF	—	—
Simplify Treasury Option Income ETF	358,315,346	7,009,241
Simplify US Equity PLUS Bitcoin Strategy ETF	10,400,207	44,374,709
Simplify US Equity PLUS Convexity ETF	8,227,005	1,077,944
Simplify US Equity PLUS Downside Convexity ETF	22,422,230	954,695
Simplify US Equity PLUS Managed Futures Strategy ETF	—	—
Simplify US Equity PLUS Upside Convexity ETF	17,913,904	22,187,585
Simplify Bitcoin Strategy PLUS Income ETF	—	—
Simplify Gold Strategy PLUS Income ETF	1,068,878	—
Simplify Multi-QIS Alternative ETF	—	—
Simplify Volatility Premium ETF	—	—

Purchases and sales of long term U.S. Government Securities were as follows:

Fund	Purchases	Sales
Simplify Aggregate Bond ETF	$—	$1,505
Simplify Interest Rate Hedge ETF	—	44,172,930
Simplify MBS ETF	10,466,189,024	10,193,538,706

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares or 10,000 shares in the case of Simplify Bitcoin Strategy PLUS Income ETF (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on their respective exchange on each day that the exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on their respective exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Funds’ custodian when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

9. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, including derivatives, owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Aggregate Bond PLUS Credit Hedge ETF	$317,489,418	$10,910,310	$(3,629,127)	$7,281,183
Simplify Barrier Income ETF	35,199,075	34,682	(3,250)	31,432
Simplify Bond Bull ETF	161,893,802	9,564,608	(19,054,203)	(9,489,595)
Simplify China A Shares PLUS Income ETF	10,954,034	11,062,558	(11,060,651)	1,907
Simplify Currency Strategy ETF	14,593,086	1,951,998	(2,004,130)	(52,132)
Simplify Enhanced Income ETF	191,956,861	63,894	(30,435)	33,459
Simplify Health Care ETF	127,493,324	14,130,478	(11,069,947)	3,060,531
Simplify Hedged Equity ETF	324,775,741	24,895,131	(632,538)	24,262,593
Simplify High Yield ETF	242,721,748	346,447,197	(347,055,544)	(608,347)
Simplify Interest Rate Hedge ETF	139,528,766	16,505,520	(2,266)	16,503,254
Simplify Intermediate Term Treasury Futures Strategy ETF	150,693,223	—	(6,147)	(6,147)
Simplify MBS ETF	2,699,174,731	20,068,105	(37,222)	20,030,883
Simplify Next Intangible Core Index ETF	1,349,888	249,682	(61,217)	188,465
Simplify Short Term Treasury Futures Strategy ETF	664,904,481	18,049	(34,732)	(16,683)
Simplify Target 15 Distribution ETF	47,958,425	289,477	(3,341)	286,136

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Treasury Option Income ETF	343,762,293	9,081	(23,239)	(14,158)
Simplify US Equity PLUS Bitcoin Strategy ETF	72,136,255	3,119,771	(57,113)	3,062,658
Simplify US Equity PLUS Convexity ETF	65,745,651	17,685,004	(272,115)	17,412,889
Simplify US Equity PLUS Downside Convexity ETF	80,845,787	7,628,598	(131,476)	7,497,122
Simplify US Equity PLUS Upside Convexity ETF	114,906,353	7,279,993	(5,179,660)	2,100,333
Simplify Bitcoin Strategy PLUS Income ETF	109,619,616	1,601,660	(517,721)	1,083,939
Simplify Gold Strategy PLUS Income ETF	27,095,212	7,409	(375,770)	(368,361)
Simplify Multi-QIS Alternative ETF	97,561,110	187,298	(204,845)	(17,547)
Simplify Volatility Premium ETF	1,523,763,494	46,015,779	(46,416,926)	(401,147)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

10. Segment Reporting

Each Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of each Fund. The CODM reviews the operating results of each Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and, except as noted above, has determined that there are no other subsequent events that require adjustment to, or disclosure in, the financial statements.

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec. gov.

Discount & Premium Information

Information regarding how often Shares of each Fund traded on Cboe BZX Exhange, Inc., NYSE Arca or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund can be found at www.simplify.us.

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Opportunistic Income ETF (CRDT)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Opportunistic Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
Asset Backed Securities – 32.7%
Ally Bank Auto Credit-Linked Notes, Class F, Series 2024-B, 144A, 8.04%, 9/15/2032 (a)	$464,807	$472,709
AMSR Trust, Class E1, Series 2024-SFR2, 144A, 4.15%, 11/17/2041 (a)	1,000,000	959,313
Apidos CLO Lii, Class F, Series 2025-52A, 144A, 10.38%, (1-Month CME Term SOFR + 6.50%), 4/20/2038 (a)(b)	500,000	473,297
Apidos CLO XLIII Ltd., Class FR, Series 2023-43A, 144A, 10.53%, (1-Month CME Term SOFR + 6.67%), 7/25/2038 (a)(b)	1,000,000	955,005
Carlyle US CLO 2021-8 Ltd., Class ER, Series 2021-8A, 144A, 8.92%, (1-Month CME Term SOFR + 5.25%), 10/15/2038 (a)(b)	1,000,000	994,175
Chase Auto Credit Linked Notes Series 2025-1, Class G, Series 2025-1, 144A, 10.42%, 2/25/2033 (a)	666,930	681,065
Dryden 97 CLO Ltd., Class ER, Series 2022-97A, 144A, 9.82%, (1-Month CME Term SOFR + 6.15%), 10/20/2038 (a)(b)	1,000,000	1,000,653
Elmwood CLO XII Ltd., Class FR, Series 2021-5A, 144A, 12.42%, (1-Month CME Term SOFR + 8.75%), 10/15/2037 (a)(b)	1,677,000	1,615,065
GoldenTree Loan Management US CLO 16 Ltd., Class FRR, Series 2025-16A, 144A, 11.63%, (1-Month CME Term SOFR + 7.75%), 1/20/2038 (a)(b)	1,000,000	968,569
Goodgreen 2024-1 Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056 (a)	327,396	326,525
Green Lakes Park CLO LLC, Class ERR, Series 2025-1A, 144A, 8.61%, (1-Month CME Term SOFR + 4.75%), 1/25/2038 (a)(b)	1,000,000	994,620
HPS Loan Management 2021-16 Ltd., Class ER, Series 2021-16A, 144A, 10.36%, (1-Month CME Term SOFR + 6.50%), 1/23/2035 (a)(b)	1,000,000	987,026
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class E, Series 2024-2, 144A, 11.42%, (SOFR + 7.50%), 10/20/2032 (a)(b)	468,084	473,089
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D, Series 2025-1, 144A, 7.42%, (SOFR + 3.50%), 3/21/2033 (a)(b)	363,278	366,001
Invitation Homes 2024-SFR1 Trust, Class F, Series 2024-SFR1, 144A, 4.50%, 9/17/2041 (a)	1,000,000	948,075
Magnetite 50 Ltd., Class F, Series 2025-50A, 144A, 10.99%, (1-Month CME Term SOFR + 6.68%), 7/25/2038 (a)(b)	250,000	241,573
Milford Park CLO Ltd., Class ER, Series 2022-1A, 144A, 8.52%, (1-Month CME Term SOFR + 4.85%), 1/20/2038 (a)(b)	1,000,000	995,260
Navient Private Education Refi Loan Trust 2021-B, Class R, Series 2021-BA, 144A, 7/15/2069 (a)(c)	4,722	1,208,832
New Economy Assets Phase 1 Sponsor LLC, Class B1, Series 2021-1, 144A, 2.41%, 10/20/2061 (a)	750,000	471,407
Parallel 2020-1 Ltd., Class DR, Series 2021-1A, 144A, 10.65%, (1-Month CME Term SOFR + 6.76%), 7/20/2034 (a)(b)	800,000	790,705
Point Securitization Trust 2025-1, Class B1, Series 2025-1, 144A, 5.50%, 6/25/2055 (a)(c)	1,500,000	1,205,550
Point Securitization Trust 2025-2, Class A2, Series 2025-2, 144A, 7.00%, 9/25/2055 (a)(c)	1,000,000	1,002,612
Saluda Grade Alternative Mortgage Trust 2024-FIG5, Class E, Series 2024-FIG5, 144A, 8.49%, 4/25/2054 (a)	701,761	727,831
Total Asset Backed Securities (Cost $19,381,740)		18,858,957

	Shares
Preferred Stocks – 20.2%
Consumer Discretionary – 0.5%
QVC Group, Inc., 8.00%	87,789	319,552

Energy – 1.6%
NGL Energy Partners LP, 11.14%, (1-Month CME Term SOFR + 7.47%), Series B (b)	38,100	913,638

Financial – 18.1%
AGNC Investment Corp., 7.75%, (US 5 Year CMT T-Note + 4.39%), Series G (b)	22,060	545,985
Annaly Capital Management, Inc., 8.88%, Series J	33,000	857,670
BRC Group Holdings, Inc., 5.25%	41,155	506,207
Chimera Investment Corp., 9.74%, (1-Month CME Term SOFR + 6.05%), Series B (b)	74,800	1,739,100
Chimera Investment Corp., 8.69%, (1-Month CME Term SOFR + 5.00%), Series C (b)	53,000	1,130,490
Dynex Capital, Inc., 9.39%, (1-Month CME Term SOFR + 5.72%), Series C (b)	14,000	358,120

See Notes to Financial Statements.

4

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Preferred Stocks (continued)
Financial (continued)
MFA Financial, Inc., 8.88%	29,100	$733,320
Rithm Capital Corp., 9.08%, (1-Month CME Term SOFR + 5.23%), Series C (b)	79,228	1,970,400
Rithm Capital Corp., 7.00%, (US 5 Year CMT T-Note + 6.22%), Series D (b)	60,564	1,491,691
Rithm Capital Corp., 8.75%, Series E*	42,900	1,095,666
		10,428,649
Total Preferred Stocks (Cost $13,221,131)		11,661,839

Common Stocks – 18.1%
Consumer Discretionary – 0.3%
QVC Group, Inc.*	16,696	174,640

Consumer, Cyclical – 0.8%
Full House Resorts, Inc.*	165,355	431,577

Financial – 17.0%
AGNC Investment Corp.	127,037	1,361,836
Annaly Capital Management, Inc.	79,655	1,781,086
ARMOUR Residential REIT, Inc., Class REIT	78,000	1,379,820
Chimera Investment Corp.	51,025	634,241
Dynex Capital, Inc.	107,000	1,499,070
MFA Financial, Inc., Class REIT	202,500	1,885,275
Rithm Capital Corp.	116,593	1,270,864
		9,812,192
Information Technology – 0.0%†
DSG TopCo Private Equity* (c)	2,754	19,278
Total Common Stocks (Cost $10,008,566)		10,437,687

	Principal
Mortgage Backed Securities – 11.3%
Collateralized Mortgage Backed Securities – 9.2%
BBCMS Mortgage Trust 2025-C32, 4.50%, 2/15/2062	$1,000,000	738,267
Benchmark 2019-B9 Mortgage Trust, 3.00%, 3/15/2052	1,000,000	498,866
Benchmark 2021-B25 Mortgage Trust, 3.20%, 4/15/2054	591,160	442,038
Freddie Mac MSCR Trust MN11, 8.27%, 7/25/2045	1,000,000	1,028,351
Lmrk Issuer Co. 2 LLC, 8.12%, 9/15/2055	500,000	504,896
Multifamily Connecticut Avenue Securities Trust 2025-01, 9.07%, 5/25/2055	1,300,000	1,355,321
PRET 2025-NPL6 LLC, 5.74%, 6/25/2055	231,087	232,156
Wells Fargo Commercial Mortgage Trust 2024-5C2, 4.25%, 11/15/2057	560,000	508,641
(Cost $5,203,304)		5,308,536

Collateralized Mortgage Obligations – 2.1%
Radnor Re 2024-1 Ltd., 7.87%, 9/25/2034 (Cost $1,159,484)	1,150,000	1,184,098

Corporate Bonds – 8.1%
Basic Materials – 2.8%
Centrus Energy Corp., 5.03%, 8/15/2032, 144A (a)(d)	$500,000	644,625
Magnera Corp., 7.25%, 11/15/2031, 144A (a)	1,000,000	982,705
		1,627,330
Communications – 0.1%
GoTo Group, Inc., 5.50%, 5/1/2028, 144A (a)	223,300	84,296

Consumer, Cyclical – 0.8%
Full House Resorts, Inc., 8.25%, 2/15/2028, 144A (a)	500,000	436,250

See Notes to Financial Statements.

5

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal	Value
Corporate Bonds (continued)
Consumer, Non-cyclical – 1.4%
Semler Scientific, Inc., 4.25%, 8/1/2030, 144A (a)	$1,000,000	$794,500

Financial – 1.8%
First Republic Bank, 4.63%, 2/13/2047 (e)	1,500,000	3,900
Flagstar Bancorp, Inc., 7.80%, (1-Month CME Term SOFR + 3.91%), 11/1/2030 (b)	1,109,000	1,059,749
		1,063,649
Industrial – 1.2%
BWX Technologies, Inc., 0.70%, 11/1/2030, 144A (a)(d)	700,000	668,850
Total Corporate Bonds (Cost $4,799,245)		4,674,875

U.S. Treasury Bills – 5.5%
U.S. Treasury Bill, 3.81%, 3/31/2026 (d),(f)	700,000	694,001
U.S. Treasury Bill, 3.61%, 4/14/2026 (d),(f)	2,500,000	2,475,102
Total U.S. Treasury Bills (Cost $3,168,344)		3,169,103

Foreign Bonds – 3.1%
Airlines – 0.2%
Azul Investments LLP, 7.25%, 6/15/2026 (c)	4,105,000	82,100
Azul Investments LLP, 7.25%, 6/15/2026, 144A (a)(c)	149,000	2,980
		85,080
Energy – 1.6%
CE Oaxaca II S de RL de CV, 7.25%, 12/31/2031	545,200	527,481
Petroleos de Venezuela SA, 6.00%, 5/16/2024	1,800,000	422,100
		949,581
Government – 1.3%
Mexican Bonos, 5.50%, 3/4/2027	14,000,000	760,004
Total Foreign Bonds (Cost $4,823,864)		1,794,665

Shares
Money Market Fund – 1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (g) (Cost $913,988)	913,988	913,988

Principal
Term Loans – 0.1%
Communications – 0.1%
Diamond Sports Group LLC, 15.00%, 1/3/2028 (Cost $70,724)	70,724	27,700

	Number of Contracts	Notional Amount
Purchased Options – 0.0%†
Puts – Exchange-Traded – 0.0%†
Invesco QQQ Trust, January Strike Price $550, Expires 1/30/26	80	4,400,000	10,080
Total Purchased Options (Cost $71,202)			10,080

See Notes to Financial Statements.

6

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Value
Total Investments – 100.7% (Cost $62,821,592)	$58,041,528
Liabilities in Excess of Other Assets – (0.7)%	(392,693)
Net Assets – 100.0%	$57,648,835

*	Non Income Producing
†	Less than 0.05%
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $28,523,759, which represents 49.5% of net assets as of December 31, 2025.
(b)	Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Investment was valued using significant unobservable inputs.
(d)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(e)	Defaulted security.
(f)	Securities with an aggregate market value of $2,970,780 have been pledged as collateral for swaps as of December 31, 2025.
(g)	Rate shown reflects the 7-day yield as of December 31, 2025.

Portfolio Abbreviations:

CME	:	Chicago Mercantile Exchange
CMT	:	Treasury Constant Maturity Rate
SOFR	:	Secured Overnight Financing Rate

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
UJNKTUB02*	11/13/2026	3.59% (EFFR -0.05%)(c)	UBS	(8,517,387)	$74,150
UQUATUB02*	11/13/2026	3.89% (EFFR +0.25%)(c)	UBS	9,851,861	(189,507)
					$(115,357)

*	The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

EFFR	:	Effective Federal Funds Rate
UBS	:	UBS AG

See Notes to Financial Statements.

7

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

*	The following table shows the top 50 positions and related Market Value of the securities within the UQUATUB02 basket.

	Shares	Market Value	% of basket
Common Stocks
Communication Services
Electronic Arts, Inc.	486	$99,387	1.03%
New York Times Co.	1,536	106,600	1.10%
Omnicom Group Inc.	1,325	106,963	1.10%
		312,950
Consumer Discretionary
Birkenstock Holding Plc	2,384	97,488	1.01%
Crocs Inc.	1,304	111,491	1.15%
Deckers Outdoor Corp.	1,155	119,764	1.24%
Domino’s Pizza Inc.	233	97,230	1.01%
Lululemon Athletica Inc.	561	116,491	1.20%
Yum! Brands Inc.	642	97,128	1.00%
		639,592

Consumer Staples
Colgate-Palmolive Co.	1,226	96,866	1.00%
Hershey Co. (The)	534	97,161	1.01%
Keurig Dr Pepper Inc.	3,527	98,781	1.02%
		292,808
Energy
DT Midstream Inc.	825	98,763	1.02%

Financials
Aon PLC, Class Class A	273	96,429	1.00%
Intercontinental Exchange Inc.	629	101,899	1.05%
Marsh & McLennan Cos. Inc.	523	97,095	1.00%
Western Union Co. (The)	10,835	100,878	1.04%
		396,301
Health Care
Avantor Inc.	8,407	96,349	0.99%
Exelixis, Inc.	2,297	100,685	1.04%
Henry Schein Inc.	1,339	101,236	1.05%
Molina Healthcare, Inc.	696	120,720	1.25%
Zoetis Inc.	792	99,636	1.03%
		518,626
Industrials
Allison Transmission Holdings Inc.	1,171	114,606	1.18%
AMETEK INC.	495	101,590	1.05%
Cintas Corporation	512	96,369	1.00%
Comfort Systems USA Inc.	105	98,169	1.01%
Core & Main Inc.	2,029	105,458	1.09%
Genpact Ltd.	2,131	99,705	1.03%
Karman Holdings Inc.	1,588	116,194	1.20%
Loar Holdings, Inc.	1,433	97,439	1.01%
Masco Corporation	1,575	99,945	1.03%
SS&C Tecnologies Holdings Inc.	1,146	100,181	1.04%
TransUnion	1,180	101,163	1.05%
Verisk Analytics Inc.	443	99,157	1.02%
		1,229,976

See Notes to Financial Statements.

8

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Information Technology
Adobe, Inc.	289	$101,132	1.04%
Cognizant Technology Solutions Corp., Class A	1,318	109,353	1.13%
F5 Networks Inc.	409	104,370	1.08%
Motorola Solutions Inc.	252	96,518	1.00%
Vontier Corp.	2,665	99,088	1.02%
		510,461
Materials
Avery Dennison Corp.	553	100,641	1.04%
CRH PLC	873	108,976	1.13%
Crown Holdings Inc.	985	101,419	1.05%
Ecolab Inc.	370	97,135	1.00%
James Hardie Industries PLC	5,475	113,597	1.17%
		521,768
Real Estate
Lineage Inc.	2,864	100,230	1.03%
Medical Properties Trust Usd 0.001	19,329	96,643	1.00%
OMEGA Healthcare Investors, Inc.	2,176	96,482	1.00%
Weyerhaeuser Company	4,323	102,422	1.06%
		395,777
Utilities
Edison International	1,630	97,812	1.01%
Talen Energy Corp.	265	99,367	1.03%
		197,179
Other Component	63,746	4,564,119	47.16%
Total		$9,678,320	100.00%

*	The following table shows the top 50 positions and related Market Value of the securities within the UJNKTUB02 basket.

	Shares	Market Value	% of basket
Common Stocks
Basic Materials
Mosaic Co. (The)	(2,802)	$(67,509)	0.80%

Communication Services
Charter Communications, Inc., Class A	(430)	(89,765)	1.06%
Comcast Corp., Class A	(3,633)	(108,594)	1.29%
Iridium Communications Inc.	(5,669)	(98,520)	1.17%
Liberty Global Ltd., Class A	(5,491)	(61,170)	0.72%
Liberty Global Ltd., Class C	(4,311)	(47,589)	0.56%
Zoominfo Technologies, Inc.	(10,551)	(107,306)	1.27%
		(512,944)

See Notes to Financial Statements.

9

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Consumer Discretionary
ADT Inc.	(12,745)	$(102,851)	1.22%
Bath & Body Works, Inc.	(2,677)	(53,762)	0.64%
Caesars Entertainment Inc.	(4,788)	(111,982)	1.32%
Ford Motor Co.	(4,406)	(57,811)	0.68%
Lithia Motors Inc.	(359)	(119,271)	1.41%
Macy’s Inc.	(5,309)	(117,072)	1.39%
MGM Mirage	(3,435)	(125,348)	1.48%
		(688,097)
Consumer Staples
Albertsons Cos., Inc., Class A	(5,592)	(96,011)	1.14%
Coty Inc.	(26,430)	(81,405)	0.96%
Darling Ingredients Inc.	(3,343)	(120,339)	1.42%
Dollar General Corp.	(821)	(108,981)	1.29%
		(406,736)
Energy
Civitas Resources, Inc.	(3,791)	(102,699)	1.21%

Health Care
Acadia Healthcare Co., Inc.	(4,396)	(62,373)	0.74%
Bruker Corp.	(2,910)	(137,069)	1.62%
DaVita, Inc., Class B	(875)	(99,421)	1.17%
Jazz Pharmaceuticals PLC	(800)	(135,923)	1.61%
		(434,786)
Industrials
Air Lease Corp.	(1,701)	(109,281)	1.29%
Alaska Air Group, Inc.	(2,248)	(113,082)	1.34%
Amentum Holdings Inc.	(4,706)	(136,476)	1.61%
American Airlines Group Inc.	(8,889)	(136,263)	1.61%
Avis Budget Group, Inc.	(705)	(90,456)	1.07%
Clarivate PLC	(29,860)	(99,731)	1.18%
Concentrix Corp.	(2,494)	(103,699)	1.22%
GXO Logistics, Inc., Class A	(2,021)	(106,389)	1.26%
JetBlue Airways Corp.	(11,646)	(52,991)	0.63%
ManpowerGroup Inc.	(2,863)	(85,131)	1.01%
Southwest Airlines Co.	(3,341)	(138,093)	1.63%
		(1,171,592)
Information Technology
BILL Holdings, Inc.	(2,145)	(117,003)	1.38%
Coherent Corp.	(884)	(163,112)	1.93%
DXC Technology Co.	(8,512)	(124,705)	1.48%
Enphase Energy, Inc.	(2,900)	(92,959)	1.10%
Five9, Inc.	(3,663)	(73,449)	0.87%
Kyndryl Holdings, Inc.	(3,883)	(103,130)	1.22%
Lumentum Holdings, Inc.	(565)	(208,184)	2.46%
		(882,542)
Materials
Alcoa Corp.	(3,019)	(160,448)	1.90%
Ashland Inc.	(669)	(39,255)	0.46%
Celanese Corp.	(2,762)	(116,769)	1.38%
Cleveland-Cliffs Inc.	(7,585)	(100,724)	1.19%

See Notes to Financial Statements.

10

Simplify Opportunistic Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Market Value	% of basket
Common Stocks (continued)
Materials (continued)
Eastman Chemical Co.	(1,877)	$(119,826)	1.42%
FMC Corp.	(3,522)	(48,849)	0.58%
Graphic Packaging Holding Co.	(6,272)	(94,458)	1.12%
Huntsman Corp.	(12,965)	(129,646)	1.53%
		(809,975)
Technology
MKS Instruments Inc.	(800)	(127,764)	1.51%

Other Component	(155,404)	(3,251,330)	38.45%
Total		$(8,455,974)	100.00%

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Opportunistic Income ETF
Assets
Investments, at value	$58,041,528
Unrealized appreciation on over the counter swaps	74,150
Receivables:
Interest	356,909
Dividends	211,217
Total assets	58,683,804

Liabilities
Due to Custodian-Foreign Currency	495
Unrealized depreciation on over the counter swaps	189,507
Payables:
Due to broker	792,451
Investment advisory fees	52,516
Total liabilities	1,034,969
Net Assets	$57,648,835

Net Assets Consist of
Paid-in capital	$64,746,042
Distributable earnings (loss)	(7,097,207)
Net Assets	$57,648,835
Number of Common Shares outstanding	2,475,001
Net Asset Value, offering and redemption price per share	$23.29
Investments, at cost	$62,821,592
Foreign currency, at cost	$(471)

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Opportunistic Income ETF
Investment Income
Dividend income*	$1,144,359
Interest income	2,292,319
Total income	3,436,678

Expenses
Investment advisory fees	371,958
Total expenses	371,958
Net investment income (loss)	3,064,720

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,589,064
Futures	(837,335)
Swaps	(2,135,369)
Foreign currency transactions	(21,665)
Net realized gain (loss)	(405,305)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,627,998)
Foreign currency translations	208
Futures	(130,592)
Swaps	(115,357)
Net unrealized gain (loss)	(1,873,739)
Net realized and unrealized gain (loss)	(2,279,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	$785,676
* Withholding tax	$640

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Opportunistic Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,064,720	$6,829,408
Net realized gain (loss)	(405,305)	(625,816)
Net change in net unrealized appreciation (depreciation)	(1,873,739)	(4,992,024)
Net increase (decrease) in net assets resulting from operations	785,676	1,211,568

Distributions to Shareholders from:
Distributions	(2,584,501)	(5,139,704)
Return of capital	—	(587,298)
Total distributions	(2,584,501)	(5,727,002)

Fund Shares Transactions
Proceeds from shares sold	11,982,453	60,653,361
Value of shares redeemed	(30,578,384)	(52,794,986)
Net increase (decrease) in net assets resulting from fund share transactions	(18,595,931)	7,858,375
Total net increase (decrease) in Net Assets	(20,394,756)	3,342,941

Net Assets
Beginning of period	78,043,591	74,700,650
End of period	$57,648,835	$78,043,591

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,275,001	3,025,001
Shares sold	500,000	2,400,000
Shares redeemed	(1,300,000)	(2,150,000)
Shares outstanding, end of period	2,475,001	3,275,001

See Notes to Financial Statements.

14

Simplify Exchange Traded Funds

Financial Highlights

Simplify Opportunistic Income ETF	For the Six Months Ended December 31, 2025		Years Ended June 30				Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024		2023(a)
Net Asset Value, beginning of period	$23.83		$24.69		$25.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.94		2.11		1.97		0.01
Net realized and unrealized gain (loss)	(0.68)		(1.20)		(0.73)		—
Total from investment operations	0.26		0.91		1.24		0.01
Less distributions from:
Net investment income	(0.80)		(1.59)		(1.56)		—
Return of capital	—		(0.18)		—		—
Total distributions	(0.80)		(1.77)		(1.56)		—
Net Asset Value, end of period	$23.29		$23.83		$24.69		$25.01
Total Return (%)	1.11	(c)	3.54		5.05		0.04	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$58		$78		$75		$38
Ratio of expenses (%)	0.95	(d)	0.98	(e)	0.96	(f)(g)	0.95	(d)
Ratio of expenses after fee waiver (%)	0.95	(d)	0.84	(e)(h)	0.51	(f)(g)	0.50	(d)
Ratio of net investment income (loss) (%)	7.83	(d)	8.41		7.83		4.52	(d)
Portfolio turnover rate (%)(i)	52	(c)	418		322		0	(c)

(a)	For the period June 27, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	The increase in the Fund’s expense ratio is due to expiration of the advisory fee waiver which was in place through October 31, 2024. See Note 4.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

15

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Opportunistic Income ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Opportunistic Income ETF	The Fund seeks to maximize total return.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities, closed-end funds and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities, closed-end funds and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter options are valued based upon prices provided by market makers in such securities. Over-the-counter options are categorized as Level 2.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser as the Board’s valuation designee. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Simplify Opportunistic Income ETF

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$15,441,963	$3,416,994	$18,858,957
Preferred Stocks	11,661,839	—	—	11,661,839
Common Stocks	10,418,409	—	19,278	10,437,687
Corporate Bonds	1,063,649	3,611,226	—	4,674,875
U.S. Treasury Bills	694,001	2,475,102	—	3,169,103
Foreign Bonds	949,581	760,004	85,080	1,794,665
Term Loans	—	27,700	—	27,700
Purchased Options	10,080	—	—	10,080
Total Return Swaps	—	74,150	—	74,150
Money Market Fund	913,988	—	—	913,988
TOTAL	$25,711,547	$28,882,779	$3,521,352	$58,115,678

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps	$—	$(189,507)	$—	$(189,507)
TOTAL	$—	$(189,507)	$—	$(189,507)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting period. At December 31, 2025, the reconciliation of assets is as follows:

Simplify Opportunistic Income ETF	Asset Backed Securities	Common Stocks	Foreign Bonds	Total
Balance at June 30, 2025	$1,605,480	$41,310	$—	$1,646,790
Purchases	1,000,836	—	—	1,000,836
Sales	—	—	—	—
Transfer into Level 3	1,171,041	—	425,400	1,596,441
Transfer out of Level 3	—	—	—	—
Net Realized Gain (Loss)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(360,363)	(22,032)	(340,320)	(722,715)
Balance at December 31, 2025	$3,416,994	$19,278	$85,080	$3,521,352

The following table presents quantitative information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:

Simplify Opportunistic Income ETF

	Fair Value at December 31, 2025	Market Approach	Unobservable Input	Range (Weighted Average)(a)	Impact to Valuation from an Increase in Input(b)
Common Stock	$19,278	Broker Quote	Market Approach	—	Increase
	$19,278
Asset Backed Security	$2,211,444	Broker Quote	Market Approach	—	Increase
Asset Backed Security	$1,205,550	Market Approach	Broker Quote	—	Increase
	$3,416,994
Foreign Bond	$85,080	Broker Quote	Market Approach	—	Increase
	$85,080

(a)	Unobservable inputs were weighted by the notional value of the instruments.

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

(b)	Represents the change in fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect.

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument.

20

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Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

Swaps

Swap agreements are agreements between the Fund and a counterparty to exchange cash flows, assets, foreign currencies or market- linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps

Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The Fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Equity Contracts	Investments, at value(1)	$10,080	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$74,150	Unrealized depreciation on OTC swaps	$189,507

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts(a) by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$16,037	$(61,122)
Simplify Opportunistic Income ETF	Foreign Exchange	(115,768)	(65,103)

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

21

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Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Equity	$(2,093,283)	$115,357
Simplify Opportunistic Income ETF	Credit	(42,086)	—

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Opportunistic Income ETF	Interest Rate	$(837,335)	$(130,592)

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Futures Contracts (Notional Value)	Swaps (Notional Value)
Simplify Opportunistic Income ETF	$29,678	$38,043,149	$19,171,243

The Fund enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2025:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(1)	Non-Cash Collateral Received(1)	Net Amount of Derivatives Assets
Simplify Opportunistic Income ETF
UBS	$74,150	$(74,150)	$—	$—	$—
	$74,150	$(74,150)	$—	$—	$—

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Opportunistic Income ETF
UBS	$189,507	$(74,150)	$—	$—	$115,357
	$189,507	$(74,150)	$—	$—	$115,357

(1)	The actual collateral received and/or pledged may be more than amount shown.

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Asterozoa Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day- to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.95% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non- operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Opportunistic Income ETF	$30,064,766	$39,594,619

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

23

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Opportunistic Income ETF	$78,731,400	$2,902,618	$(6,163,723)	$(3,261,105)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

24

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

25

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Propel Opportunities ETF (SURI)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Propel Opportunities ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks – 52.5%
Health Care – 52.5%
Aardvark Therapeutics, Inc.*	2,808	$36,855
Abeona Therapeutics, Inc.*	500,342	2,636,802
Achieve Life Sciences, Inc.*	1,184,512	5,887,025
Athira Pharma, Inc.*	149,279	1,130,042
Celldex Therapeutics, Inc.*	85,000	2,308,600
Chinook Therapeutics, Inc.* (a)	25,000	2,500
Compass Pathways PLC, ADR*	290,000	2,001,000
Delcath Systems, Inc.*	261,126	2,637,373
Eiger BioPharmaceuticals, Inc.* (a)	90,000	900
Inventiva SACA, ADR*	337,662	1,570,128
Kalaris Therapeutics, Inc.*	20,074	169,424
Kyverna Therapeutics, Inc.*	192,339	1,807,987
LENZ Therapeutics, Inc.*	17,481	279,696
Milestone Pharmaceuticals, Inc.*	1,506,405	3,042,938
Nektar Therapeutics*	28,000	1,183,840
Novo Nordisk A/S	145,609	426,634
Oculis Holding AG*	98,765	1,972,337
Phathom Pharmaceuticals, Inc.*	321,935	5,340,902
Quoin Pharmaceuticals Ltd., ADR*	17,448	251,775
REGENXBIO, Inc.*	38,000	547,200
SAB Biotherapeutics, Inc.*	208,227	778,769
Viridian Therapeutics, Inc.*	103,531	3,221,885
WTS - Achieve Life Science, Inc.* (a)	966,667	1,904,334
Zevra Therapeutics, Inc.*	37,821	338,876
Total Common Stocks (Cost $45,663,736)		39,477,822

Principal
U.S. Treasury Bills – 39.4%
U.S. Treasury Bill, 3.60%, 4/28/2026 (b) (Cost $29,657,742)	$30,000,000	29,660,241

	Shares
Limited Partnership – 32.4%
Energy – 32.4%
Plains GP Holdings LP, Class A* (Cost $4,616,206)	1,272,360	24,352,970

Money Market Fund – 10.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (c) (Cost $8,146,920)	8,146,920	8,146,920

Warrants – 2.6%
Health Care – 2.6%
Jasper Therapeutics, Inc., Expires 12/31/49*	609,053	1
Milestone Pharmaeuticals, Inc., Expires 7/14/30*	1,842,974	958,347
Milestone Pharmaeuticals, Inc., Expires 7/14/30*	1,842,974	267,231
Quoin Pharmaceuticals Ltd., ADR, Expires 7/14/30*	17,447	251,758
Quoin Pharmaceuticals Ltd., ADR, Expires 7/14/30*	34,895	186,863
Quoin Pharmaceuticals Ltd., ADR, Expires 7/14/30*	34,895	143,680
Quoin Pharmaceuticals Ltd., ADR, Expires 7/14/30*	34,895	71,709

See Notes to Financial Statements.

4

Simplify Propel Opportunities ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Warrants (continued)
Health Care (continued)
Quoin Pharmaceuticals Ltd., ADR, Expires 7/14/30*	34,895	$71,709
Tenaya Therapeutics, Inc, Expires 7/14/30*	560,000	1
Total Warrants (Cost $143,936)		1,951,299

	Principal
Corporate Bonds – 1.0%
Communications – 1.0%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A (d) (Cost $859,678)	$1,000,000	799,300

Total Investments – 138.7% (Cost $89,088,218)		$104,388,552
Liabilities in Excess of Other Assets – (38.7)%		(29,141,387)
Net Assets – 100.0%		$75,247,165

*	Non Income Producing
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.

Total fair value of Rule 144A securities amounts to $799,300, which represents 1.1% of net assets as of December 31, 2025.

Abbreviations:

ADR	:	American Depositary Receipt

At December 31, 2025, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.00%	12/31/2025	1/5/2026	$29,059,585	$29,059,585
				$29,059,585	$29,059,585

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Propel Opportunities ETF
Assets
Investments, at value	$104,388,552
Foreign currency at value	17
Receivables:
Securities sold	48,215
Interest	33,988
Total assets	104,470,772

Liabilities
Payables:
Reverse repurchase agreement	29,059,585
Investment advisory fees	164,020
Securities purchased	2
Total liabilities	29,223,607
Net Assets	$75,247,165

Net Assets Consist of
Paid-in capital	$82,549,217
Distributable earnings (loss)	(7,302,052)
Net Assets	$75,247,165
Number of Common Shares outstanding	4,480,001
Net Asset Value, offering and redemption price per share	$16.80
Investments, at cost	$89,088,218
Foreign currency, at cost	$17

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Propel Opportunities ETF
Investment Income
Dividend income	$1,062,375
Interest income	472,260
Total income	1,534,635

Expenses
Investment advisory fees	994,220
Interest on reverse repurchase agreement	16,458
Total expenses	1,010,678
Less fees waived:
Waiver	(90,391)
Net expenses	920,287
Net investment income (loss)	614,348

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(92,543)
Foreign currency transactions	(2,609)
Net realized gain (loss)	(95,152)
Net change in unrealized appreciation (depreciation) on:
Investments	13,373,980
Foreign currency translations	(45)
Net unrealized gain (loss)	13,373,935
Net realized and unrealized gain (loss)	13,278,783
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,893,131

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Propel Opportunities ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$614,348	$(435,792)
Net realized gain (loss)	(95,152)	(489,569)
Net change in net unrealized appreciation (depreciation)	13,373,935	(19,253,942)
Net increase (decrease) in net assets resulting from operations	13,893,131	(20,179,303)

Distributions to Shareholders from:
Distributions	(6,072,401)	—
Return of capital	—	(12,083,603)
Total distributions	(6,072,401)	(12,083,603)

Fund Shares Transactions
Proceeds from shares sold	1,452,651	4,458,058
Value of shares redeemed	—	(3,164,938)
Net increase (decrease) in net assets resulting from fund share transactions	1,452,651	1,293,120
Total net increase (decrease) in Net Assets	9,273,381	(30,969,786)

Net Assets
Beginning of year	65,973,784	96,943,570
End of period	$75,247,165	$65,973,784

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,390,001	4,380,001
Shares sold	90,000	200,000
Shares redeemed	—	(190,000)
Shares outstanding, end of period	4,480,001	4,390,001

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Cash Flows

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Propel Opportunities ETF
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$13,893,131
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Purchases of long-term investment securities	(20,038,768)
Net purchases and sales in short term investments	9,508,576
Net change in unrealized (appreciation) / depreciation on investments	(13,373,980)
Net realized (gain) / loss from sales of investments	92,543
Proceeds from sale of securities	23,729,895
Net amortization of premium / (discount)	(330,653)
(Increase) Decrease in dividends and interest receivable	107,773
(Increase) Decrease in securities sold receivable	(31,263)
Increase (Decrease) in investment advisory fees payable	23,163
Increase (Decrease) securities purchased payable	(2,899,999)
Net Cash Provided by / (Used for) Operating Activities	10,680,418
Cash Flows Provided by (Used for) from Financing Activities:
Shares Sold	1,452,651
Proceeds from reverse repurchase agreement	91,442,750
Payments made on reverse repurchase agreement	(97,503,405)
Distributions paid	(6,072,401)
Cash provided by (used for) financing activities	(10,680,405)
Net increase (decrease) in cash	13
Cash and Restricted Cash:
Cash and Restricted Cash, at beginning of period	4
Cash and Restricted Cash, at end of period	$17

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities:
Cash paid for interest on reverse repurchase agreements	$16,458

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Financial Highlights

Simplify Propel Opportunities ETF	For the Six Months Ended December 31, 2025		Years Ended June 30		Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023(a)
Net Asset Value, beginning of period	$15.03		$22.13	$21.92	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14		(0.10)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	2.99		(4.28)	3.63	(1.36)
Total from investment operations	3.13		(4.38)	3.50	(1.40)
Less distributions from:
Net investment income	(1.36)		—	—	(0.87)
Return of capital	—		(2.72)	(3.29)	(0.81)
Total distributions	(1.36)		(2.72)	(3.29)	(1.68)
Net Asset Value, end of period	$16.80		$15.03	$22.13	$21.92
Total Return (%)	21.57	(c)	(20.69)	17.27	(4.97	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$75		$66	$97	$100
Ratio of expenses before fee waiver (%)	2.80	(d)(e)	2.81 (f)	2.75 (g)	2.75	(d)(g)
Ratio of expenses after fee waiver (%)	2.55	(d)(e)	2.56 (f)	2.50 (g)	2.50	(d)(g)
Ratio of net investment income (loss) (%)	1.70	(d)	(0.52)	(0.60)	(0.50	)(d)
Portfolio turnover rate (%)(h)	29	(c)	22	42	46	(c)

(a)	For the period February 8, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.05%.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.06%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Propel Opportunities ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Propel Opportunities ETF	The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities, closed-end funds, and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities, closed-end funds or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities, closed-end funds, and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser as the Board’s valuation designee in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non- U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Propel Opportunities ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$37,570,088	$—	$1,907,734	$39,477,822
U.S. Treasury Bills	29,660,241	—	—	29,660,241
Limited Partnership	24,352,970	—	—	24,352,970
Warrants	—	—	1,951,299	1,951,299
Corporate Bonds	—	799,300	—	799,300
Money Market Fund	8,146,920	—	—	8,146,920
TOTAL	$99,730,219	$799,300	$3,859,033	$104,388,552

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(29,059,585)	$—	$(29,059,585)
TOTAL	$—	$(29,059,585)	$—	$(29,059,585)

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the reporting period. At December 31, 2025, the reconciliation of assets is as follows:

Simplify Propel Opportunities ETF	Common Stocks	Warrants	Total
Balance at June 30, 2025	$3,269,825	$—	$3,269,825
Purchases	—	287,880	287,880
Sales	(357,660)	—	(357,660)
Transfer into Level 3	—	—	—
Transfer out of Level 3	(2,844,325)	—	(2,844,325)
Net Realized Gain (Loss)	357,660	(143,944)	213,716
Net Change in Unrealized Appreciation (Depreciation)	1,482,234	1,807,363	3,289,597
Balance at December 31, 2025	$1,907,734	$1,951,299	$3,859,033

The following table presents quantitative information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:

Simplify Propel Opportunities ETF

	Fair Value at December 31, 2025	Market Approach	Unobservable Input	Range (Weighted Average)(a)	Impact to Valuation from an Increase in Input(b)
Common Stock	$1,904,334	Intrinsic Value	Market Approach	—	Increase
Common Stock	$3,400	Market Approach	—	—	Increase
	$1,907,734
Warrant	$1,951,299	Intrinsic Value	Market Approach	—	Increase
	$1,951,299

(a)	Unobservable inputs were weighted by the notional value of the instruments.
(b)	Represents the change in fair value of the level 3 investments that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect.

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Reverse Repurchase Agreements

The Fund is subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions the Fund can enter into, eliminates the asset segregation framework that had been used by the Fund to comply with Section 18 of the 1940 Act, and requires a fund whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Propel Opportunities ETF
	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$29,059,585	$—	$29,059,585	$29,059,585	$29,059,585	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund may borrow for investment purposes indirectly using reverse repurchase

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. As of December 31, 2025, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund was $35,291,787 and 4.80%, respectively.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to Fund liability as of December 31, 2025:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$29,059,585	$—	$—

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Propel Bio Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day- to-day management of the Fund’s equity portfolio, subject to supervision of the Adviser. The Adviser, not the Fund, pays the sub-advisory fee to the Sub-Adviser.

Mr. Richard Kayne (through a trust where he serves as a trustee) directly owns voting preferred shares of the Adviser and through the same trust is indirectly the Fund’s seed investor. Mr. Kayne is also a majority owner in Propel Bio Partners, LLC, a Delaware limited liability company, which serves as the general partner to Propel Bio Partners, L.P. (the “Private Fund”), a Delaware limited partnership and a private pooled investment vehicle that is exempt from registration under the 1940 Act and the Securities Act of 1933. The Sub-Adviser serves as the investment adviser to the Private Fund. Mr. Kayne’s indirect part ownership of the Adviser and provision of see capital to the Fund presents a potential conflict of interest on the part of the Adviser in selecting the Sub-Adviser. These relationships between Mr. Kayne and each of the Adviser and the Sub-Adviser were fully disclosed to, discussed with and considered by the Board in approving the appointment of the Sub-Adviser.

For its investment advisory services, the Adviser is entitled to receive a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Assets	Management Fee
Up to and including $1 billion	2.75%
Over $1 billion and less the $ 5 billion	2.50%
Over $5 billion and less the $ 10 billion	2.00%
Over $10 billion	1.00%

The Adviser and Sub-Adviser have each agreed to waive its respective advisory and sub-advisory fee by 0.25% on an annualized basis through October 31, 2026. This waiver may be terminated by the Board on 60 days’ notice and terminates automatically if the Investment Advisory Agreement or sub-advisory agreement is terminated. For the period ended December 31, 2025, the Adviser waived fees of $90,391.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non- operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Propel Opportunities ETF	$20,038,768	$23,372,245

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the “Fund’s custodian” when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Propel Opportunities ETF	$111,412,915	$18,192,448	$(25,629,152)	$(7,436,704)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

16

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

17

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Volt TSLA Revolution ETF (TESL)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Volt TSLA Revolution ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 47.5%
U.S. Treasury Bill, 3.86%, 2/24/2026 (a)(b)	$5,800,000	$5,769,858
U.S. Treasury Bill, 3.70%, 3/3/2026 (a)(b)	700,000	695,871
U.S. Treasury Bill, 3.83%, 3/17/2026 (a)(b)	1,300,000	1,290,696
U.S. Treasury Bill, 3.81%, 3/31/2026 (a)(b)	1,300,000	1,288,858
U.S. Treasury Bill, 3.61%, 4/14/2026 (a)(b)	2,400,000	2,376,098
Total U.S. Treasury Bills (Cost $11,416,499)		11,421,381

	Shares
Money Market Fund – 30.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c) (Cost $7,318,684)	7,318,684	7,318,684

Common Stocks – 24.0%
Consumer Discretionary – 24.0%
Tesla, Inc.* (Cost $3,213,295)	12,843	5,775,754

	Number of Contracts	Notional Amount
Purchased Options – 1.0%
Puts – Exchange-Traded – 0.9%
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26(d)	18	4,095,000	1,755
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	35	23,310,000	8,575
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26(d)	6	3,780,000	1,395
S&P 500 Index, January Strike Price $6,000, Expires 1/20/26(d)	46	27,600,000	7,820
S&P 500 Index, March Strike Price $5,800, Expires 3/20/26(d)	87	50,460,000	190,965
			210,510
Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	45	31,162,500	225
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	35	24,342,500	140
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	135	94,500,000	405
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	12	8,262,000	6,060
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	33	22,951,500	248
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	35	24,202,500	32,200
			39,278

Total Purchased Options (Cost $714,725)			249,788

Total Investments – 102.9% (Cost $22,663,203)			$24,765,607
Liabilities in Excess of Other Assets – (2.9)%			(699,674)
Net Assets – 100.0%			$24,065,933

See Notes to Financial Statements.

4

Simplify Volt TSLA Revolution ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Written Options – (0.6)%
Puts – Exchange-Traded – (0.6)%
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(18)	$(4,275,000)	$(8,280)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(6)	(3,960,000)	(5,820)
S&P 500 Index, January Strike Price $5,700, Expires 1/16/26	(46)	(26,220,000)	(4,600)
S&P 500 Index, March Strike Price $5,500, Expires 3/20/26	(87)	(47,850,000)	(127,020)
			(145,720)

Total Written Options (Premiums Received $332,163)			$(145,720)

*	Non Income Producing
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $13,840,588 have been pledged as collateral for options and swaps as of December 31, 2025.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.
(d)	Held in connection with Written Options.

At December 31, 2025, over the counter total return swap contracts outstanding were as follows:

Reference Obligation/Index	Termination Date(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)(b)
Tesla, Inc.	3/13/2026	4.62% (SOFR + 0.75%)(c)	BOFA	18,659,343	$(730,206)
					$(730,206)

(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b)	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c)	Payments made quarterly.

Abbreviations:

BOFA	:	Bank of America
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Volt TSLA Revolution ETF
Assets
Investments, at value	$24,765,607
Receivables:
Securities sold	240,116
Interest	7,521
Due from broker	24
Total assets	25,013,268

Liabilities
Unrealized depreciation on over the counter swaps	730,206
Payables:
Written options	145,720
Securities purchased	47,057
Investment advisory fees	24,352
Total liabilities	947,335
Net Assets	$24,065,933

Net Assets Consist of
Paid-in capital	$29,739,394
Distributable earnings (loss)	(5,673,461)
Net Assets	$24,065,933
Number of Common Shares outstanding	1,400,001
Net Asset Value, offering and redemption price per share	$17.19
Investments, at cost	$22,663,203
Premiums received	$332,163

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Volt TSLA Revolution ETF
Investment Income
Dividend income	$21,482
Interest income	326,117
Total income	347,599

Expenses
Investment advisory fees	170,222
Interest expense	398
Total expenses	170,620
Net investment income (loss)	176,979

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,478,304)
In-kind redemptions	1,856,752
Swaps	410,965
Written options	2,848,552
Net realized gain (loss)	637,965
Net change in unrealized appreciation (depreciation) on:
Investments	301,805
Swaps	(164,391)
Written options	(111,508)
Net unrealized gain (loss)	25,906
Net realized and unrealized gain (loss)	663,871
Net Increase (Decrease) in Net Assets Resulting from Operations	$840,850

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Volt TSLA Revolution ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$176,979	$225,502
Net realized gain (loss)	637,965	6,965,079
Net change in net unrealized appreciation (depreciation)	25,906	(403,401)
Net increase (decrease) in net assets resulting from operations	840,850	6,787,180

Distributions	(10,571,900)	(485,916)

Fund Shares Transactions
Proceeds from shares sold	10,514,455	33,694,409
Value of shares redeemed	(9,207,284)	(13,019,313)
Net increase (decrease) in net assets resulting from fund share transactions	1,307,171	20,675,096
Total net increase (decrease) in Net Assets	(8,423,879)	26,976,360

Net Assets
Beginning of year	32,489,812	5,513,452
End of period	$24,065,933	$32,489,812

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,350,001	500,001
Shares sold	425,000	1,550,000
Shares redeemed	(375,000)	(700,000)
Shares outstanding, end of period	1,400,001	1,350,001

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Financial Highlights

Simplify Volt TSLA Revolution ETF	For the Six Months Ended December 31, 2025		Years Ended June 30					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024	2023		2022	2021(a)
Net Asset Value, beginning of period	$24.07		$11.03	$9.04	$9.09		$11.83	$12.50
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.27	(0.03)	(0.00	)(c)	0.06	(0.04)
Net realized and unrealized gain (loss)	0.72		13.22	2.02	(0.05)		(2.75)	(0.63)
Total from investment operations	0.84		13.49	1.99	(0.05)		(2.69)	(0.67)
Less distributions from:
Net investment income	(4.90)		(0.45)	—	—		(0.03)	—
Net realized gains	(2.82)		—	—	—		—	—
Return of capital	—		—	—	—		(0.02)	—
Total distributions	(7.72)		(0.45)	—	—		(0.05)	—
Net Asset Value, end of period	$17.19		$24.07	$11.03	$9.04		$9.09	$11.83
Total Return (%)	0.47	(d)	122.93	21.96	(0.54)		(22.91)	(5.34	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$24		$32	$6	$4		$5	$2
Ratio of expenses (%)	0.95	(e)	0.96 (f)	0.95	0.99	(g)	0.95	0.95	(e)(h)
Ratio of net investment income (loss) (%)	0.99	(e)	1.47	(0.28)	(0.01)		0.46	(0.71	)(e)
Portfolio turnover rate (%)(i)	221	(d)	872	19	255		254	20	(d)

(a)	For the period December 29, 2020 (commencement of operations) through June 30, 2021.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $.005.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(h)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(i)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Volt TSLA Revolution ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Volt TSLA Revolution ETF	The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board. These securities are generally categorized as Level 2 of the fair value hierarchy.

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Money Market Funds are valued at NAV.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Volt TSLA Revolution ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$9,045,283	$2,376,098	$—	$11,421,381
Common Stocks	5,775,754	—	—	5,775,754
Purchased Options	249,788	—	—	249,788
Money Market Fund	7,318,684	—	—	7,318,684
TOTAL	$22,389,509	$2,376,098	$—	$24,765,607

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(145,720)	$—	$—	$(145,720)
Total Return Swaps	—	(730,206)	—	(730,206)
TOTAL	$(145,720)	$(730,206)	$—	$(875,926)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operation.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

Swaps. Swap agreements are agreements between the Fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap. Upfront payments made/received by the Fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Total Return Swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The Fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Volt TSLA Revolution ETF
Equity Contracts	Investments, at value(1)	$249,788	Investments, at value(1)	$—
Equity Contracts	Unrealized appreciation on OTC swaps	$—	Unrealized depreciation on OTC swaps	$730,206
Equity Contracts	Written options	$—	Written options	$145,720

*	Unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts(a) by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt TSLA Revolution ETF	Equity	$(9,147,761)	$(316,098)
Simplify Volt TSLA Revolution ETF	Commodity	(50,824)	1,163

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt TSLA Revolution ETF	Equity	$412,663	$164,391
Simplify Volt TSLA Revolution ETF	Commodity	(1,698)	—

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Volt TSLA Revolution ETF	Equity	$2,732,096	$107,557
Simplify Volt TSLA Revolution ETF	Commodity	116,456	3,951

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)	Swaps (Notional Value)
Simplify Volt TSLA Revolution ETF	$854,757	$(234,985)	$(26,808,931)

The Fund enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of June 30, 2025:

Fund	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Volt TSLA Revolution ETF
Bank of America NA	$730,206	$—	$—	$(730,206)	$—
	$730,206	$—	$—	$(730,206)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Volt Equity LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.95% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Volt TSLA Revolution ETF	$32,288,512	$41,301,019

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Volt TSLA Revolution ETF	$4,697,765	$4,773,417

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at its NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the “Fund’s custodian” when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, including derivatives, owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Volt TSLA Revolution ETF	$36,703,802	$1,955,730	$(6,272,831)	$(4,317,101)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

15

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

16

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Commodities Strategy No K-1 ETF (HARD)

Simplify Managed Futures Strategy ETF (CTA)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 76.0%
Money Market Funds – 76.0%
Simplify Government Money Market ETF(a)(b) (Cost $44,602,635)	445,500	$44,590,095

	Principal
U.S. Treasury Bills – 29.7%
U.S. Treasury Bill, 3.94%, 1/2/2026	$4,500,000	4,500,000
U.S. Treasury Bill, 3.88%, 3/3/2026 (c)	5,000,000	4,970,506
U.S. Treasury Bill, 3.50%, 3/31/2026 (c)	5,000,000	4,957,146
U.S. Treasury Bill, 3.64%, 4/21/2026 (c)	3,000,000	2,968,018
Total U.S. Treasury Bills (Cost $17,391,922)		17,395,670

	Shares
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost $173,896)	173,896	173,896

Total Investments – 106.0% (Cost $62,168,453)		$62,159,661
Liabilities in Excess of Other Assets – (6.0)%		(3,543,516)
Net Assets – 100.0%		$58,616,145

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$51,523,571	$(6,914,437)	$(6,499)	$(12,540)	$44,590,095	445,500	$610,875	$—
	$—	$51,523,571	$(6,914,437)	$(6,499)	$(12,540)	$44,590,095	445,500	$610,875	$—

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
Brent Crude Futures	1	$60,850	1/30/26	$(340)
Lean Hogs Futures	34	1,157,360	2/13/26	8,700
White Sugar Futures	48	1,026,000	2/13/26	(6,570)
WTI Crude Future	32	1,831,040	2/20/26	(14,580)
Gold 100 OZ Future	14	6,077,540	2/25/26	(10,700)
Live Cattle Future	41	3,798,240	2/27/26	113,242
Sugar #11 (World) Future	175	2,941,960	2/27/26	5,051

See Notes to Financial Statements.

4

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts: (continued)
Brent Crude Futures	10	$604,900	2/27/26	$(5,220)
Gasoline RBOB Futures	5	365,715	2/27/26	(26,557)
Cotton No. 2 Futures	17	546,295	3/9/26	(210)
Canola (WCE) Future	3	26,333	3/13/26	(1,591)
Kansas City Hard Red Winter Wheat Future	19	489,013	3/13/26	(12,408)
Corn Future	85	1,871,063	3/13/26	(30,765)
Cocoa Future	18	1,091,700	3/16/26	8,970
Cocoa Future	5	294,998	3/16/26	3,124
WTI Crude Future	15	856,050	3/20/26	(12,500)
Cattle Feeder Future	20	3,453,250	3/26/26	142,337
Copper Future	27	3,835,350	3/27/26	370,913
Silver Futures	6	2,118,090	3/27/26	33,965
Palladium Future	4	660,560	3/27/26	28,260
Brent Crude Futures	5	301,600	3/31/26	(3,270)
Gasoline RBOB Futures	2	164,774	3/31/26	(6,800)
Lean Hogs Futures	22	791,120	4/15/26	5,720
White Sugar Futures	22	467,720	4/15/26	(1,640)
WTI Crude Future	11	627,000	4/21/26	(13,700)
Gold 100 OZ Future	2	874,780	4/28/26	1,510
Platinum Future	18	1,839,780	4/28/26	(286,024)
Live Cattle Future	29	2,693,520	4/30/26	69,820
Cattle Feeder Future	6	1,032,675	4/30/26	49,063
Sugar #11 (World) Future	91	1,494,147	4/30/26	3,705
Brent Crude Futures	10	602,500	4/30/26	(10,070)
Cotton No. 2 Future	2	65,600	5/6/26	(60)
Cocoa Future	8	488,160	5/13/26	6,640
Cocoa Future	3	176,756	5/13/26	1,336
Canola (WCE) Future	3	26,810	5/14/26	(2,182)
Kansas City Hard Red Winter Wheat Future	8	211,200	5/14/26	(4,763)
Corn Future	37	829,263	5/14/26	(12,652)
WTI Crude Future	21	1,197,210	5/19/26	(26,460)
Copper Future	7	1,004,150	5/27/26	100,950
Brent Crude Futures	4	240,880	5/29/26	(4,410)
Lean Hogs Futures	14	576,100	6/12/26	14,250
WTI Crude Future	7	399,280	6/22/26	(8,130)
Live Cattle Future	13	1,179,230	6/30/26	27,207
Sugar #11 (World) Future	50	823,760	6/30/26	2,817
Cotton No.2 Future	2	66,830	7/9/26	(50)
Wheat Future (CBT)	3	79,688	7/14/26	(1,438)
Kansas City Hard Red Winter Wheat Future	8	216,800	7/14/26	(4,838)
Corn Futures	31	704,475	7/14/26	(8,798)
White Sugar Futures	9	190,125	7/16/26	(175)
Cocoa Future	2	122,640	7/16/26	(450)
Cocoa Future	2	117,810	7/16/26	(562)
WTI Crude Future	4	228,160	7/21/26	(7,060)
WTI Crude Future	4	228,040	8/20/26	(1,360)
Corn Futures	6	134,550	9/14/26	(2,338)

See Notes to Financial Statements.

5

Simplify Commodities Strategy No K-1 ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts: (continued)
Total unrealized appreciation/(depreciation)				$468,909

Short position contracts:
Low Sulphur Gasoil “G” Futures	(3)	$(186,825)	1/12/26	$13,494
NY Harbor ULSD Futures	(18)	(1,603,854)	1/30/26	43,121
Low Sulphur Gasoil “G” Futures	(39)	(2,418,000)	2/12/26	46,750
Natural Gas Future	(15)	(469,500)	2/25/26	21,433
NY Harbor ULSD Futures	(17)	(1,501,828)	2/27/26	32,927
Milling Wheat Euro Futures	(54)	(602,084)	3/10/26	2,752
Low Sulphur Gasoil “G” Futures	(20)	(1,231,500)	3/12/26	11,600
Soybean Oil Futures	(202)	(5,885,472)	3/13/26	59,663
Soybean Future	(74)	(3,875,750)	3/13/26	57,595
Soybean Meal Futures	(17)	(508,980)	3/13/26	8,810
Wheat Future (CBT)	(1)	(25,350)	3/13/26	125
Coffee “C” Future	(14)	(1,830,938)	3/19/26	(19,144)
Robusta Coffee futures	(6)	(236,940)	3/25/26	(13,210)
Natural Gas Future	(13)	(409,890)	3/27/26	11,087
NY Harbor ULSD Futures	(7)	(609,021)	3/31/26	2,558
Low Sulphur Gasoil “G” Futures	(5)	(304,625)	4/10/26	(2,350)
Natural Gas Future	(11)	(355,300)	4/28/26	9,020
NY Harbor ULSD Futures	(3)	(258,174)	4/30/26	1,579
Rapeseed Euro Futures	(25)	(661,049)	4/30/26	(3,742)
Milling Wheat Euro Futures	(14)	(157,330)	5/11/26	1,443
Soybean Oil Futures	(59)	(1,737,786)	5/14/26	17,629
Soybean Future	(18)	(954,900)	5/14/26	13,191
Soybean Meal Futures	(5)	(152,000)	5/14/26	3,520
Coffee “C” Future	(5)	(625,031)	5/18/26	(6,844)
Robusta Coffee futures	(3)	(116,160)	5/22/26	(6,450)
Natural Gas Future	(7)	(240,170)	5/27/26	5,280
Natural Gas Future	(7)	(256,970)	6/26/26	1,490
Soybean Oil Futures	(25)	(741,900)	7/14/26	7,686
Soybean Future	(9)	(483,413)	7/14/26	7,163
Canola (WCE) Future	(3)	(27,164)	7/14/26	166
Coffee “C” Future	(2)	(244,500)	7/21/26	(4,481)
Natural Gas Future	(2)	(74,820)	7/29/26	860
Rapeseed Euro Futures	(6)	(154,421)	7/31/26	(322)
Natural Gas Future	(2)	(74,300)	8/27/26	810
Milling Wheat Euro Futures	(2)	(22,916)	9/10/26	115
Natural Gas Future	(10)	(376,100)	9/28/26	1,810
Total unrealized appreciation/(depreciation)				$327,134
Total net unrealized appreciation				$796,043

See Notes to Financial Statements.

6

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
U.S. Exchange-Traded Funds – 90.8%
Money Market Funds – 90.8%
Simplify Government Money Market ETF(a)(b)	10,752,345	$1,076,202,211
Total U.S. Exchange-Traded Funds (Cost $1,076,213,686)		1,076,202,211

	Principal
U.S. Treasury Bills – 11.9%
U.S. Treasury Bill, 3.95%, 1/8/2026 (c)	$4,800,000	4,797,221
U.S. Treasury Bill, 3.86%, 2/24/2026 (c)	2,000,000	1,989,606
U.S. Treasury Bill, 3.81%, 3/31/2026 (c)	15,200,000	15,069,723
U.S. Treasury Bill, 3.63%, 4/14/2026 (c)	60,000,000	59,402,450
U.S. Treasury Bill, 3.60%, 4/28/2026 (c)	60,000,000	59,320,482
Total U.S. Treasury Bills (Cost $140,553,813)		140,579,482

	Shares
Money Market Fund – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost $5,137,111)	5,137,111	5,137,111

Total Investments – 103.1% (Cost $1,221,904,610)		$1,221,918,804
Liabilities in Excess of Other Assets – (3.1)%		(36,302,069)
Net Assets – 100.0%		$1,185,616,735

(a)	Affiliated fund managed by Simplify Asset Management Inc.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$1,363,858,993	$(287,642,233)	$(3,074)	$(11,475)	$1,076,202,211	10,752,345	$12,362,028	$—
	$—	$1,363,858,993	$(287,642,233)	$(3,074)	$(11,475)	$1,076,202,211	10,752,345	$12,362,028	$—

See Notes to Financial Statements.

7

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts:
WTI Crude Future	17	$976,140	1/20/26	$(11,332)
Cattle Feeder Future	1	175,125	1/29/26	3,419
Gasoline RBOB Futures	7	504,210	1/30/26	(22,453)
White Sugar Futures	227	4,852,125	2/13/26	(36,717)
WTI Crude Future	384	21,972,480	2/20/26	(145,668)
Gold 100 OZ Future	186	80,744,460	2/25/26	286,512
Live Cattle Future	415	38,445,600	2/27/26	915,792
Brent Crude Futures	58	3,508,420	2/27/26	(16,446)
Sugar #11 (World) Future	335	5,631,752	2/27/26	(51,668)
Gasoline RBOB Futures	33	2,413,719	2/27/26	(89,636)
Euro-BTP Futures	4,965	701,233,606	3/6/26	(1,076,109)
Euro-Bund Future	1,468	220,082,687	3/6/26	(1,414,864)
Euro-OAT Futures	1,412	200,104,687	3/6/26	(1,725,268)
Euro-BUXL 30-Year Bond Future	813	105,212,664	3/6/26	(1,732,054)
Corn Future	30	660,375	3/13/26	(5,744)
Cocoa Future	25	1,516,250	3/16/26	3,415
U.S. Treasury Long Bond Futures	184	21,269,250	3/20/26	31,844
Ultra U.S. Treasury Bond Futures	405	47,790,000	3/20/26	25,188
U.S. 10-Year Ultra Futures	465	53,482,266	3/20/26	10,952
Canada 2-Year Bond Futures	94	7,232,429	3/20/26	(17,562)
WTI Crude Future	178	10,158,460	3/20/26	(103,695)
U.S. 10-Year Treasury Note Futures	741	83,316,187	3/20/26	(103,749)
Canada 5-Year Bond Futures	422	34,831,795	3/20/26	(259,619)
Canada 10-Year Bond Futures	4,260	375,269,826	3/20/26	(2,833,891)
Cattle Feeder Future	249	42,992,963	3/26/26	1,461,917
Copper Future	342	48,581,100	3/27/26	4,831,345
Palladium Future	30	4,954,200	3/27/26	347,738
Long Gilt Futures	688	84,735,277	3/27/26	317,352
Silver Futures	50	17,650,750	3/27/26	(101,800)
Gasoline RBOB Futures	8	659,098	3/31/26	(7,039)
Brent Crude Futures	29	1,749,280	3/31/26	(11,090)
White Sugar Futures	100	2,126,000	4/15/26	(14,564)
WTI Crude Future	120	6,840,000	4/21/26	(117,824)
Gold 100 OZ Future	39	17,058,210	4/28/26	538,990
Platinum Future	267	27,290,070	4/28/26	(4,145,408)
Cattle Feeder Future	102	17,555,475	4/30/26	638,813
Live Cattle Future	349	32,415,120	4/30/26	610,550
Gasoline RBOB Futures	3	247,930	4/30/26	(2,457)
Sugar #11 (World) Future	76	1,247,859	4/30/26	(8,319)
Brent Crude Futures	38	2,289,500	4/30/26	(16,185)
Cocoa Future	6	366,120	5/13/26	620
Corn Future	33	739,613	5/14/26	(7,354)
WTI Crude Future	235	13,397,350	5/19/26	(326,710)
Copper Future	75	10,758,750	5/27/26	1,134,030
Silver Futures	10	3,559,500	5/27/26	807,647

See Notes to Financial Statements.

8

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long position contracts: (continued)
Brent Crude Futures	9	$541,980	5/29/26	$(4,400)
Lean Hogs Futures	1	41,150	6/12/26	730
3-Month CORRA Futures	542	96,465,575	6/16/26	(20,289)
WTI Crude Future	72	4,106,880	6/22/26	(100,286)
Gold 100 OZ Future	8	3,525,520	6/26/26	8,090
Live Cattle Future	168	15,239,280	6/30/26	345,299
Sugar #11 (World) Future	6	98,851	6/30/26	(504)
Brent Crude Futures	4	240,760	6/30/26	(1,330)
Corn Futures	27	613,575	7/14/26	(6,135)
Cocoa Future	9	530,147	7/16/26	3,867
Cocoa Future	2	122,640	7/16/26	230
White Sugar Futures	27	570,375	7/16/26	(4,075)
WTI Crude Future	48	2,737,920	7/21/26	(68,390)
Copper Future	1	144,775	7/29/26	8,469
Silver Futures	2	717,730	7/29/26	5,580
WTI Crude Future	19	1,083,190	8/20/26	(6,080)
Three Month Euribor Futures	32	9,184,412	9/13/27	3,354
Three Month Euribor Futures	52	14,914,739	12/13/27	4,851
Total unrealized appreciation/(depreciation)				$(2,270,120)

Short position contracts:
Low Sulphur Gasoil “G” Futures	(153)	(9,528,075)	1/12/26	664,191
Natural Gas Future	(231)	(8,514,660)	1/28/26	(57,456)
NY Harbor ULSD Futures	(370)	(32,968,110)	1/30/26	820,734
Low Sulphur Gasoil “G” Futures	(790)	(48,980,000)	2/12/26	948,650
Lean Hogs Futures	(157)	(5,344,280)	2/13/26	(175,725)
Natural Gas Future	(497)	(15,556,100)	2/25/26	1,419,232
NY Harbor ULSD Futures	(284)	(25,089,355)	2/27/26	497,396
Cotton No. 2 Futures	(1,299)	(41,743,365)	3/9/26	1,059,230
Milling Wheat Euro Futures	(11)	(122,647)	3/10/26	3,069
Low Sulphur Gasoil “G” Futures	(502)	(30,910,650)	3/12/26	300,600
Soybean Future	(2,090)	(109,463,750)	3/13/26	1,716,645
Wheat Future (CBT)	(1,144)	(29,000,400)	3/13/26	1,008,460
Soybean Oil Futures	(3,482)	(101,451,552)	3/13/26	728,998
Soybean Meal Futures	(620)	(18,562,800)	3/13/26	391,600
Canola (WCE) Future	(37)	(324,779)	3/13/26	126
Kansas City Hard Red Winter Wheat Future	(155)	(3,989,313)	3/13/26	(41,091)
Cocoa Future	(38)	(2,241,983)	3/16/26	(224,075)
Coffee “C” Future	(487)	(63,690,469)	3/19/26	1,292,405
Robusta Coffee futures	(172)	(6,792,280)	3/25/26	(363,233)
Natural Gas Future	(486)	(15,323,580)	3/27/26	1,222,433
NY Harbor ULSD Futures	(150)	(13,050,450)	3/31/26	175,682
U.S. 2 Years Note (CBT)	(833)	(173,921,289)	3/31/26	107,962
Low Sulphur Gasoil “G” Futures	(187)	(11,392,975)	4/10/26	(125)
Lean Hogs Futures	(119)	(4,279,240)	4/15/26	(237,999)
Natural Gas Future	(360)	(11,628,000)	4/28/26	806,434
NY Harbor ULSD Futures	(54)	(4,647,132)	4/30/26	7,804

See Notes to Financial Statements.

9

Simplify Managed Futures Strategy ETF

Consolidated Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Value	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short position contracts: (continued)
Rapeseed Euro Futures	(231)	$(6,108,095)	4/30/26	$(14,606)
Cotton No. 2 Future	(690)	(22,632,000)	5/6/26	240,690
Milling Wheat Euro Futures	(1)	(11,238)	5/11/26	434
Cocoa Future	(15)	(883,780)	5/13/26	(93,551)
Soybean Future	(697)	(36,975,850)	5/14/26	492,317
Soybean Oil Futures	(1,104)	(32,517,216)	5/14/26	212,083
Wheat Future (CBT)	(299)	(7,751,575)	5/14/26	203,250
Soybean Meal Futures	(158)	(4,803,200)	5/14/26	132,420
Canola (WCE) Future	(13)	(116,176)	5/14/26	962
Kansas City Hard Red Winter Wheat Future	(51)	(1,346,400)	5/14/26	(15,438)
Coffee “C” Future	(174)	(21,751,088)	5/18/26	261,137
Robusta Coffee futures	(52)	(2,013,440)	5/22/26	(94,560)
Natural Gas Future	(205)	(7,033,550)	5/27/26	354,916
Natural Gas Future	(196)	(7,195,160)	6/26/26	185,434
Cotton No.2 Future	(109)	(3,642,235)	7/9/26	(27,830)
Soybean Future	(429)	(23,042,663)	7/14/26	258,760
Soybean Oil Futures	(374)	(11,098,824)	7/14/26	112,614
Wheat Future (CBT)	(162)	(4,303,125)	7/14/26	52,495
Soybean Meal Futures	(3)	(92,850)	7/14/26	810
Canola (WCE) Future	(5)	(45,273)	7/14/26	171
Kansas City Hard Red Winter Wheat Future	(34)	(921,400)	7/14/26	(11,713)
Coffee “C” Future	(88)	(10,758,000)	7/21/26	40,969
Robusta Coffee futures	(14)	(534,240)	7/27/26	(25,730)
Natural Gas Future	(99)	(3,703,590)	7/29/26	47,799
Rapeseed Euro Futures	(40)	(1,029,474)	7/31/26	840
Soybean Future	(15)	(804,375)	8/14/26	10,788
Natural Gas Future	(120)	(4,458,000)	8/27/26	133,276
3 Month SOFR Future	(1,664)	(402,230,400)	9/15/26	286,994
Natural Gas Future	(354)	(13,313,940)	9/28/26	85,919
3 Month SOFR Future	(20)	(4,842,250)	12/15/26	4,199
Total unrealized appreciation/(depreciation)				$14,907,796
Total net unrealized appreciation				$12,637,676

At December 31, 2025, open reverse repurchase agreements were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Amount	Payable for Reverse Repurchase Agreements
Morgan Stanley Capital Services LLC	4.00%	12/31/2025	1/5/2026	$58,119,171	$58,119,171
				$58,119,171	$58,119,171

See Notes to Financial Statements.

10

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Simplify Exchange Traded Funds

Consolidated Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Managed Futures Strategy ETF
Assets
Investments in unaffiliated securities, at value	$17,569,566	$145,716,593
Investments in affiliated securities, at value	44,590,095	1,076,202,211
Cash	900,069	2,879
Receivables:
Interest	1,023	13,310
Variation margin on futures contracts	281	—
Due from broker	—	22,541,685
Total assets	63,061,034	1,244,476,678

Liabilities
Payables:
Due to broker	4,408,169	—
Investment advisory fees	35,334	738,265
Reverse repurchase agreement	—	58,119,171
Variation margin on futures contracts	—	144
Other accrued expenses	1,386	2,363
Total liabilities	4,444,889	58,859,943
Net Assets	$58,616,145	$1,185,616,735

Net Assets Consist of
Paid-in capital	$57,851,278	$1,214,648,042
Distributable earnings (loss)	764,867	(29,031,307)
Net Assets	$58,616,145	$1,185,616,735
Number of Common Shares outstanding	1,975,001	43,450,001
Net Asset Value, offering and redemption price per share	$29.68	$27.29
Investments, at cost	$17,565,818	$145,690,924
Investments in affiliated securities, at cost	$44,602,635	$1,076,213,686
Foreign currency, at cost	$(361)	$—

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Consolidated Statements of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

	Simplify Commodities Strategy No K-1 ETF	Simplify Managed Futures Strategy ETF
Investment Income
Affiliated dividend income	$610,875	$12,362,028
Interest income	289,150	10,248,885
Total income	900,025	22,610,913

Expenses
Investment advisory fees	166,641	4,325,154
Interest on reverse repurchase agreement	1,968	21
Interest expense	4,861	182,936
Total expenses	173,470	4,508,111
Net investment income (loss)	726,555	18,102,802

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,882)	110,140
Affiliated investments	(6,499)	(3,074)
Futures	280,574	(9,837,553)
Foreign currency transactions	7,312	162,624
Net realized gain (loss)	279,505	(9,567,863)
Net change in unrealized appreciation (depreciation) on:
Investments	3,112	9,853
Affiliated investments	(12,540)	(11,475)
Foreign currency translations	1,067	(141,539)
Futures	1,099,318	34,604,086
Net unrealized gain (loss)	1,090,957	34,460,925
Net realized and unrealized gain (loss)	1,370,462	24,893,062
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,097,017	$42,995,864
* Withholding tax	$—	$472,565

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Consolidated Statements of Changes in Net Assets

	Simplify Commodities Strategy No K-1 ETF		Simplify Managed Futures Strategy ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$726,555	$687,532	$18,102,802	$21,436,110
Net realized gain (loss)	279,505	(1,016,201)	(9,567,863)	(24,123,780)
Net change in net unrealized appreciation (depreciation)	1,090,957	(191,468)	34,460,925	(24,698,188)
Net increase (decrease) in net assets resulting from operations	2,097,017	(520,137)	42,995,864	(27,385,857)

Distributions	(1,005,000)	(574,561)	(21,152,501)	(28,257,099)

Fund Shares Transactions
Proceeds from shares sold	35,546,027	68,736,599	202,661,494	1,002,745,461
Value of shares redeemed	(9,576,890)	(46,360,032)	(94,010,696)	(96,849,532)
Net increase (decrease) in net assets resulting from fund share transactions	25,969,137	22,376,567	108,650,798	905,895,929
Total net increase (decrease) in Net Assets	27,061,154	21,281,869	130,494,161	850,252,972

Net Assets
Beginning of period	31,554,991	10,273,122	1,055,122,574	204,869,602
End of period	$58,616,145	$31,554,991	$1,185,616,735	$1,055,122,574

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,125,001	425,001	39,525,001	7,600,001
Shares sold	1,175,000	2,350,000	7,375,000	35,425,000
Shares redeemed	(325,000)	(1,650,000)	(3,450,000)	(3,500,000)
Shares outstanding, end of period	1,975,001	1,125,001	43,450,001	39,525,001

See Notes to Financial Statements.

14

Simplify Exchange Traded Funds

Consolidated Financial Highlights

Simplify Commodities Strategy No K-1 ETF	For the Six Months Ended December 31, 2025		Years Ended June 30			Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025		2024	2023(a)
Net Asset Value, beginning of period	$28.05		$24.17		$24.69	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.49		1.00		0.99	0.20
Net realized and unrealized gain (loss)	1.74		3.90	(c)	(0.85)	(0.41)
Total from investment operations	2.23		4.90		0.14	(0.21)
Less distributions from:
Net investment income	(0.57)		(0.93)		(0.66)	(0.10)
Net realized gains	(0.03)		(0.09)		—	—
Total distributions	(0.60)		(1.02)		(0.66)	(0.10)
Net Asset Value, end of period	$29.68		$28.05		$24.17	$24.69
Total Return (%)	7.92	(d)	20.52		0.63	(0.86	)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$59		$32		$10	$6
Ratio of expenses (%)	0.78	(e)(f)(g)	0.78	(f)(g)	0.75 (g)	0.75	(e)(g)
Ratio of net investment income (loss) (%)	3.27	(e)	3.57		4.09	3.06	(e)
Portfolio turnover rate (%)(h)	23	(d)	0		0	0	(d)

Simplify Managed Futures Strategy ETF	For the Six Months Ended December 31, 2025		Years Ended June 30					Period Ended June 30,
Selected Per Share Data	(Unaudited)		2025	2024		2023		2022(i)
Net Asset Value, beginning of period	$26.70		$26.96	$25.55		$27.27		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44		1.02	1.05		0.67		(0.02)
Net realized and unrealized gain (loss)	0.65		0.13 (c)	2.40		(0.58)		2.29
Total from investment operations	1.09		1.15	3.45		0.09		2.27
Less distributions from:
Net investment income	(0.50)		(1.29)	(0.78)		(1.14)		—
Net realized gains	—		(0.12)	(1.26)		(0.67)		—
Total distributions	(0.50)		(1.41)	(2.04)		(1.81)		—
Net Asset Value, end of period	$27.29		$26.70	$26.96		$25.55		$27.27
Total Return (%)	4.11	(d)	4.23	14.52		0.13		9.07	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1,186		$1,055	$205		$128		$29
Ratio of expenses (%)	0.78	(e)(f)(g)	0.75 (g)	0.76	(g)(j)	0.78	(f)(g)	0.75	(e)(g)
Ratio of net investment income (loss) (%)	3.14	(e)	3.68	4.06		2.49		(0.27	)(e)
Portfolio turnover rate (%)(h)	4	(d)	0	0		0		0	(d)

(a)	For the period March 28, 2023 (commencement of operations) through June 30, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(g)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(i)	For the period March 8, 2022 (commencement of operations) through June 30, 2022.
(j)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.

See Notes to Financial Statements.

15

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on Simplify Commodities Strategy No K-1 ETF and Simplify Managed Futures Strategy ETF, each of which is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Each Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”or the “Exchange”). Unlike mutual funds, each Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the Shares who are authorized participants may acquire those Shares from the Funds, or tender such Shares for redemption to the Funds, in Creation Units only.

Fund	Investment Objectives
Simplify Commodities Strategy No K-1 ETF	The Fund seeks long term capital appreciation.
Simplify Managed Futures Strategy ETF	The Fund seeks long term capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its shares of the Cayman subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by each Fund and cannot be carried back or forward by each Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Simplify Commodities Strategy No K-1 ETF	Simplify Commodities Strategy No K-1 Cayman Fund
Simplify Managed Futures Strategy ETF	Simplify Managed Futures Strategy Cayman Fund

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Fund’s Consolidated Total Assets at December 31, 2025
Simplify Commodities Strategy No K-1 ETF	March 28, 2023	$13,886,185	23.6%
Simplify Managed Futures Strategy ETF	March 8, 2022	$298,900,949	24.0%

3. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Funds can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Funds’ calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser as the Board’s valuation designee in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Funds’ NAV by short-term traders. In addition, because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser as the Board’s valuation designee. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares:

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for each Fund based upon the three levels defined above:

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Simplify Commodities Strategy No K-1 ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$44,590,095	$—	$—	$44,590,095
U.S. Treasury Bills	12,895,670	4,500,000	—	17,395,670
Money Market Fund	173,896	—	—	173,896
Futures	1,381,257	—	—	1,381,257
TOTAL	$72,927,103	$4,500,000	$—	$77,427,103

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$(585,214)	$—	$—	$(585,214)
TOTAL	$(585,214)	$—	$—	$(585,214)

Simplify Managed Futures Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Exchange-Traded Funds	$1,076,202,211	$—	$—	$1,076,202,211
U.S. Treasury Bills	81,177,032	59,402,450	—	140,579,482
Money Market Fund	5,137,111	—	—	5,137,111
Futures	28,637,522	—	—	28,637,522
TOTAL	$1,490,054,825	$59,402,450	$—	$1,549,457,275

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$(58,119,171)	$—	$(58,119,171)
Futures	(15,999,846)	—	—	(15,999,846)
TOTAL	$(15,999,846)	$(58,119,171)	$—	$(74,119,017)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments..

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is Simplify Commodities Strategy No K-1 ETF’s policy to pay out dividends from net investment income quarterly. It is Simplify Managed Futures Strategy ETF’s policy to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in each Fund’s financial statements.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations.

4. Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The Funds are subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 imposes limits on the amount of derivatives and other transactions a fund can enter into, eliminates the asset segregation framework that had been used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

19

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The following table summarizes the value of the Funds’ derivative instruments held as of December 31, 2025 and the related location in the accompanying Consolidated Statements of Assets and Liabilities, presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Commodities Strategy No K-1 ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$1,381,257	Unrealized depreciation on futures contracts*	$585,214

Simplify Managed Futures Strategy ETF
Commodity Contracts	Unrealized appreciation on futures contracts*	$27,844,826	Unrealized depreciation on futures contracts*	$6,816,441
Interest Rate Contracts	Unrealized appreciation on futures contracts*	$792,696	Unrealized depreciation on futures contracts*	$9,183,405

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Consolidated Schedule of Investments.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Commodities Strategy No K-1 ETF	Commodity	$280,574	$1,099,318
Simplify Managed Futures Strategy ETF	Commodity	31,632,689	25,556,353
Simplify Managed Futures Strategy ETF	Interest Rate	(41,470,242)	9,047,733

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Futures Contracts (Notional Value)
Simplify Commodities Strategy No K-1 ETF	$48,845,222
Simplify Managed Futures Strategy ETF	(2,175,873,823)

The Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The Funds did not have OTC derivatives subject to a master netting agreement or similar arrangement (collectively referred to as “MNA”) as of December 31, 2025.

5. Reverse Repurchase Agreements

Reverse repurchase agreements are executed under standardized netting agreements. A netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk

20

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Offsetting of Reverse Repurchase Agreements Liabilities

Simplify Managed Futures Strategy ETF

	Gross Amounts of	Gross Amounts Offset in the Consolidated Statements of	Net Amounts Presented in the Consolidated Statements of	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Financial Instruments(a)	Collateral Pledged(a)	Net Amount Payable
Reverse Repurchase Agreements	$58,119,171	$—	$58,119,171	$58,119,171	$58,119,171	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on each Fund’s Consolidated Statements of Operations. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund is subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. For the period ended December 31, 2025, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Commodities Strategy No K-1 ETF was $2,601,905 and 4.53%, respectively. For the period ended December 31, 2025, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Simplify Managed Futures Strategy ETF was $19,405,347 at 4.00%, respectively.

Simplify Commodities Strategy No K-1 ETF had no outstanding reverse repurchase agreements at period ended December 31, 2025.

The following table indicates the total amount of reverse repurchased agreements, including accrued interest, reconciled to the Simplify Managed Futures Strategy ETF liability as of December 31, 2025:

	Less than 30 days	30-90 days	Greater than 90 days	Total
U.S. Government Obligations	$—	$58,119,171	$—	$58,119,171

6. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Adviser has engaged Altis Partners (Jersey) Limited to act as the futures adviser to the Funds under a futures advisory agreement (“Futures Advisory Agreement”) with the Adviser. The Adviser, not the Funds, pays the futures adviser.

For its investment advisory services to each Fund, the Adviser is entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.75% of each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Funds, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of each of the Fund’s shareholders and the Management Fee. In addition to the excluded operating expenses, the Funds also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b- 1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by

21

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of each Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

7. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Commodities Strategy No K-1 ETF	$51,523,571	$6,914,755
Simplify Managed Futures Strategy ETF	1,363,858,993	287,642,233

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Funds’ custodian when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

9. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, including derivatives, owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Commodities Strategy No K-1 ETF	$38,211,160	$656,683	$(960,413)	$(303,730)
Simplify Managed Futures Strategy ETF	1,051,233,403	34,528	(4,538,245)	(4,503,717)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

10. Segment Reporting

Each Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Funds on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

22

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www. sec.gov.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

23

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Piper Sandler US Small-Cap PLUS Income ETF (LITL)

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Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks – 98.7%
Communication Services – 5.1%
Anterix, Inc.*	1,863	$40,669
Cargurus, Inc.*	1,086	41,648
EverQuote, Inc., Class A*	1,452	39,204
fuboTV, Inc., Class A*	12,602	31,757
Gray Media, Inc.	7,786	37,684
Ibotta, Inc., Class A*	1,606	36,505
John Wiley & Sons, Inc., Class A	1,054	32,284
MediaAlpha, Inc., Class A*	3,002	38,876
		298,627
Consumer Discretionary – 9.3%
Abercrombie & Fitch Co., Class A*(a)	391	49,215
American Eagle Outfitters, Inc.(a)	1,878	49,523
Build-A-Bear Workshop, Inc.	721	44,176
Garrett Motion, Inc.	2,318	40,403
GigaCloud Technology, Inc., Class A*	1,033	40,576
G-III Apparel Group Ltd.(a)	1,314	38,053
Goodyear Tire & Rubber Co. (The)*	4,424	38,754
Green Brick Partners, Inc.*	564	35,340
LCI Industries(a)	337	40,892
Revolve Group, Inc.*	1,585	47,851
Sally Beauty Holdings, Inc.*	2,415	34,438
Super Group SGHC Ltd.	3,537	42,267
Victoria’s Secret & Co.*(a)	927	50,216
		551,704
Consumer Staples – 3.2%
Central Garden & Pet Co.*	1,121	36,040
Herbalife Ltd.*	3,009	38,786
John B Sanfilippo & Son, Inc.	527	37,206
Oil-Dri Corp. of America	704	34,454
Turning Point Brands, Inc.	382	41,409
		187,895
Energy – 4.9%
Bristow Group, Inc.*(a)	1,021	37,389
Centrus Energy Corp., Class A*	148	35,929
DHT Holdings, Inc.	2,940	35,897
Northern Oil & Gas, Inc.	1,711	36,735
PrimeEnergy Resources Corp.*(a)	209	35,739
SandRidge Energy, Inc.	2,709	39,091
Teekay Corp. Ltd.	3,945	35,623
Valaris Ltd.*	679	34,222
		290,625
Financials – 19.7%
American Coastal Insurance Corp.(a)	3,206	40,492
Bank of NT Butterfield & Son Ltd. (The)	825	41,101
Bread Financial Holdings, Inc.(a)	566	41,901
Burke & Herbert Financial Services Corp.	587	36,576
Byline Bancorp, Inc.(a)	1,372	39,994
Diamond Hill Investment Group, Inc.	325	55,087
Finance Of America Cos., Inc., Class A*	1,599	38,712

See Notes to Financial Statements.

4

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
First United Corp.	1,003	$37,552
Hamilton Insurance Group Ltd., Class B*	1,404	39,172
HBT Financial, Inc.	1,583	40,920
HCI Group, Inc.	216	41,405
Heritage Insurance Holdings, Inc.*	1,319	38,594
Home Bancorp, Inc.(a)	691	39,940
International Bancshares Corp.	576	38,269
Jefferson Capital, Inc.	1,827	40,815
Mercury General Corp.	411	38,659
Northeast Community Bancorp, Inc.(a)	1,810	40,924
Northrim BanCorp, Inc.	1,560	41,512
Pathward Financial, Inc.	533	37,843
Preferred Bank/Los Angeles CA	406	38,339
QCR Holdings, Inc.	469	39,068
Radian Group, Inc.	1,078	38,797
Slide Insurance Holdings, Inc.*	2,268	44,181
Southside Bancshares, Inc.	1,306	39,689
Third Coast Bancshares, Inc.*	1,005	38,200
United Fire Group, Inc.	1,048	38,095
Universal Insurance Holdings, Inc.	1,156	39,073
Velocity Financial, Inc.*	1,982	41,146
West BanCorp, Inc.	1,724	38,256
		1,164,312
Health Care – 23.0%
ACADIA Pharmaceuticals, Inc.*(a)	1,530	40,867
ADMA Biologics, Inc.*	1,997	36,425
Alkermes PLC*	1,295	36,234
AtriCure, Inc.*	1,061	41,973
Aurinia Pharmaceuticals, Inc.*	2,377	37,913
Aveanna Healthcare Holdings, Inc.*	4,102	33,514
BrightSpring Health Services, Inc.*	1,059	39,660
CareDx, Inc.*	2,144	40,393
Castle Biosciences, Inc.*	959	37,305
Catalyst Pharmaceuticals, Inc.*	1,636	38,184
Collegium Pharmaceutical, Inc.*(a)	821	38,012
CorMedix, Inc.*(a)	3,905	45,415
CorVel Corp.*(a)	523	35,392
Dynavax Technologies Corp.*	3,369	51,815
Emergent BioSolutions, Inc.*	3,430	42,395
Indivior PLC*	1,140	40,903
iRadimed Corp.	411	39,982
Ironwood Pharmaceuticals, Inc.*	10,946	36,888
Keros Therapeutics, Inc.*(a)	2,192	44,629
Krystal Biotech, Inc.*	176	43,391
LeMaitre Vascular, Inc.	462	37,468
MiMedx Group, Inc.*	5,568	37,696
National HealthCare Corp.	281	38,522
Niagen Bioscience, Inc.*	5,659	35,991
Omnicell, Inc.*(a)	1,049	47,520

See Notes to Financial Statements.

5

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Pediatrix Medical Group, Inc.*	1,590	$34,010
Progyny, Inc.*	1,453	37,313
PTC Therapeutics, Inc.*	446	33,878
Rigel Pharmaceuticals, Inc.*	759	32,508
Select Medical Holdings Corp.	2,473	36,724
Tactile Systems Technology, Inc.*	1,490	43,210
TG Therapeutics, Inc.*	1,152	34,341
TransMedics Group, Inc.*	262	31,872
Veracyte, Inc.*	809	34,059
Zevra Therapeutics, Inc.*	4,544	40,714
		1,357,116
Industrials – 13.3%
Blue Bird Corp.*(a)	734	34,498
Byrna Technologies, Inc.*	2,099	35,242
Costamare, Inc.	2,509	39,617
EnerSys	268	39,329
Ennis, Inc.(a)	2,197	39,568
Fluor Corp.*	892	35,350
Great Lakes Dredge & Dock Corp.*(a)	3,000	39,360
IES Holdings, Inc.*	92	35,790
Interface, Inc., Class A	1,373	38,334
Kennametal, Inc.	1,384	39,319
Kforce, Inc.	1,303	40,289
Matson, Inc.	352	43,490
Powell Industries, Inc.	119	37,935
Power Solutions International, Inc.*	708	40,455
Resolute Holdings Management, Inc.*	216	44,589
REV Group, Inc.	719	43,722
Thermon Group Holdings, Inc.*	1,091	40,541
TriNet Group, Inc.	654	38,671
Upwork, Inc.*(a)	1,941	38,471
Willis Lease Finance Corp.	312	42,320
		786,890
Information Technology – 9.4%
Alarm.com Holdings, Inc.*	737	37,602
Axcelis Technologies, Inc.*	463	37,197
Bel Fuse, Inc., Class B	249	42,238
Clearwater Analytics Holdings, Inc., Class A*	1,737	41,896
CommScope Holding Co., Inc.*	1,941	35,190
Daily Journal Corp.*(a)	84	40,935
ePlus, Inc.	428	37,536
Harmonic, Inc.*(a)	4,007	39,629
MARA Holdings, Inc.*	3,244	29,131
Napco Security Technologies, Inc.	948	39,532
NETGEAR, Inc.*	1,448	35,519
Qualys, Inc.*	272	36,149
Sprinklr, Inc., Class A*	5,299	41,226
TSS, Inc.*	3,978	28,125

See Notes to Financial Statements.

6

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
VTEX, Class A*	9,231	$34,709
		556,614
Materials – 2.8%
Flotek Industries, Inc.*	2,681	46,194
Kaiser Aluminum Corp. (a)	399	45,829
Perimeter Solutions, Inc.*	1,374	37,826
Sensient Technologies Corp.	393	36,922
		166,771
Real Estate – 6.7%
Alexander & Baldwin, Inc.	2,451	50,589
Alexander’s, Inc.	181	39,447
CBL & Associates Properties, Inc.	1,146	42,402
Forestar Group, Inc.* (a)	1,501	36,970
Getty Realty Corp.	1,346	36,840
Innovative Industrial Properties, Inc.	775	36,704
Outfront Media, Inc.	1,628	39,235
Plymouth Industrial REIT, Inc.	1,746	38,202
SITE Centers Corp.	5,205	33,416
Whitestone REIT, Class B	2,883	40,045
		393,850
Utilities – 1.3%
Otter Tail Corp.	466	37,657
Unitil Corp.	763	36,960
		74,617
Total Common Stocks (Cost $5,529,115)		5,829,021

U.S. Exchange-Traded Funds – 1.3%
Equity Funds – 1.3%
iShares Russell 2000 ETF (Cost $63,011)	297	73,109

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	4	$2,770,000	20
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	4	2,782,000	16
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	12	8,400,000	36
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	1	688,500	505
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	4	2,782,000	30
S&P 500 Index, January Strike Price $6,915, Expires 1/07/26	4	2,766,000	3,680
			4,287

See Notes to Financial Statements.

7

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Options – 0.1% (continued)
Puts – Exchange-Traded – 0.0%†
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26 (b)	4	$910,000	$390
S&P 500 Index, January Strike Price $6,660, Expires 1/07/26	4	2,664,000	980
S&P 500 Index, January Strike Price $6,300, Expires 1/14/26 (b)	1	630,000	232
			1,602

Total Purchased Options (Cost $21,549)			5,889

	Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65% (c) (Cost $1,312)	1,312	1,312

Total Investments – 100.1% (Cost $5,614,987)		$5,909,331
Liabilities in Excess of Other Assets – (0.1)%		(5,704)
Net Assets – 100.0%		$5,903,627

	Number of Contracts	Notional Amount
Written Options – (0.0)%†
Puts – Exchange-Traded – (0.0)%†
Russell 2000 Index, January Strike Price $2,375, Expires 1/14/26	(4)	$(950,000)	$(1,840)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(1)	(660,000)	(970)
			(2,810)

Total Written Options (Premiums Received $2,626)			$(2,810)

*	Non Income Producing
†	Less than 0.05%
(a)	Securities with an aggregate market value of $1,017,625 have been pledged as collateral for options as of December 31, 2025.
(b)	Held in connection with Written Options.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

8

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Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Assets
Investments, at value	$5,909,331
Receivables:
Dividends	4,748
Securities sold	2,627
Total assets	5,916,706

Liabilities
Payables:
Securities purchased	5,629
Investment advisory fees	4,640
Written options	2,810
Total liabilities	13,079
Net Assets	$5,903,627

Net Assets Consist of
Paid-in capital	$5,284,173
Distributable earnings (loss)	619,454
Net Assets	$5,903,627
Number of Common Shares outstanding	200,001
Net Asset Value, offering and redemption price per share	$29.52
Investments, at cost	$5,614,987
Premiums received	$2,626

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Investment Income
Dividend income*	$49,424

Expenses
Investment advisory fees	25,727
Interest expense	1
Total expenses	25,728
Net investment income (loss)	23,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(936,695)
In-kind redemptions	1,094,981
Written options	190,830
Net realized gain (loss)	349,116
Net change in unrealized appreciation (depreciation) on:
Investments	29,585
Written options	(1,396)
Net unrealized gain (loss)	28,189
Net realized and unrealized gain (loss)	377,305
Net Increase (Decrease) in Net Assets Resulting from Operations	$401,001
* Withholding tax	$18

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Piper Sandler US Small- Cap PLUS Income ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period April 28, 2025(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$23,696	$3,215
Net realized gain (loss)	349,116	8,109
Net change in net unrealized appreciation (depreciation)	28,189	265,971
Net increase (decrease) in net assets resulting from operations	401,001	277,295

Distributions	(58,842)	—

Fund Shares Transactions
Proceeds from shares sold	12,057,488	3,857,224
Value of shares redeemed	(10,630,539)	—
Net increase (decrease) in net assets resulting from fund share transactions	1,426,949	3,857,224
Total net increase (decrease) in Net Assets	1,769,108	4,134,519

Net Assets
Beginning of period	4,134,519	—
End of period	$5,903,627	$4,134,519

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	—
Shares sold	425,000	150,001	(2)
Shares redeemed	(375,000)	—
Shares outstanding, end of period	200,001	150,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”) represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

12

Simplify Exchange Traded Funds

Financial Highlights

Simplify Piper Sandler US Small-Cap PLUS Income ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$27.56		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.03
Net realized and unrealized gain (loss)	2.13		2.53
Total from investment operations	2.25		2.56
Less distributions from:
Net investment income	(0.29)		—
Total distributions	(0.29)		—
Net Asset Value, end of period	$29.52		$27.56
Total Return (%)	8.16	(c)	10.25	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$6		$4
Ratio of expenses (%)	0.90	(d)(e)	0.90	(d)(e)
Ratio of net investment income (loss) (%)	0.83	(d)	0.60	(d)
Portfolio turnover rate (%)(f)	118	(c)	44	(c)

(a)	For the period April 28, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

13

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs’) in operation and trading. These financial statements report on the Simplify Piper Sandler US Small-Cap PLUS Income ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund, issues and redeems Shares at net asset value (“NAV”) only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Piper Sandler US Small-Cap PLUS Income ETF	The Fund seeks capital appreciation and income.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund have the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Piper Sandler US Small-Cap PLUS Income ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,829,021	$—	$—	$5,829,021
U.S. Exchange-Traded Funds	73,109	—	—	73,109
Purchased Options	5,889	—	—	5,889
Money Market Fund	1,312	—	—	1,312
TOTAL	$5,909,331	$—	$—	$5,909,331

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(2,810)	$—	$—	$(2,810)
TOTAL	$(2,810)	$—	$—	$(2,810)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However,

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Piper Sandler US Small-Cap PLUS Income ETF
Equity Contracts	Investments, at value(1)	$5,889	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$2,810

*	Includes cumulative unrealized appreciation or unrealized cumulative depreciation on futures contracts as disclosed in the Schedule of Investments.
(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts(a) by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Piper Sandler US Small-Cap PLUS Income ETF	Equity	$(296,358)	$(35,149)
Simplify Piper Sandler US Small-Cap PLUS Income ETF	Commodity	(7,467)	118

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Piper Sandler US Small-Cap PLUS Income ETF	Equity	$17,492	$995
Simplify Piper Sandler US Small-Cap PLUS Income ETF	Commodity	(296,358)	400

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$31,293	$(4,635)

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Piper Sandler & Co. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Sub-Adviser is paid by the Adviser, not the Fund.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.90% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pay non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$17,090,573	$6,306,863

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$—	$8,790,740

6. Fund Share Transactions

The Fund issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

18

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

7. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, including derivatives, owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$3,204,215	$308,877	$(66,200)	$242,677

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

19

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

20

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Tara India Opportunities ETF (IOPP)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Tara India Opportunities ETF

Schedule of Investment

December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks – 89.8%
Communication Services – 11.2%
Bharti Airtel Ltd.	26,909	$630,396
Info Edge India Ltd.	23,955	355,436
		985,832
Consumer Discretionary – 27.2%
Bajaj Auto Ltd.	4,267	443,556
Eternal Ltd.*	184,617	571,129
Indian Hotels Co. Ltd. (The), Class A	32,000	263,055
LG Electronics India Ltd.*	156	2,641
Tata Motors Passenger Vehicles Ltd.	50,898	208,027
Titan Co. Ltd.	11,201	504,908
UNO Minda Ltd.	28,295	404,784
		2,398,100
Consumer Staples – 17.0%
Avenue Supermarts Ltd., 144A*(a)	8,081	340,055
Bikaji Foods International Ltd.	12,884	107,482
Britannia Industries Ltd.	3,000	201,303
ITC Ltd.	95,893	429,964
Marico Ltd.	50,000	417,559
		1,496,363
Financials – 9.6%
ICICI Bank Ltd.	25,101	375,037
ICICI Prudential Asset Management Co. Ltd.*	88	2,606
Kotak Mahindra Bank Ltd.	19,108	467,945
		845,588
Health Care – 7.4%
Apollo Hospitals Enterprise Ltd.	4,449	348,602
JB Chemicals & Pharmaceuticals Ltd.	14,919	302,050
		650,652
Industrials – 15.0%
Craftsman Automation Ltd.	5,000	427,768
Havells India Ltd.	11,126	176,386
Indian Railway Catering & Tourism Corp. Ltd.	21,908	166,870
Tata Motors Ltd. /New*	50,898	235,294
Titagarh Rail System Ltd.	17,036	169,063
Triveni Turbine Ltd.	25,135	150,523
		1,325,904
Materials – 2.4%
Gravita India Ltd.	10,223	211,308

Total Common Stocks (Cost $8,596,901)		7,913,747

Money Market Fund – 5.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.66%(b) (Cost $448,349)	448,349	448,349

Total Investments – 94.9% (Cost $9,045,250)		$8,362,096
Other Assets in Excess of Liabilities – 5.1%		447,957
Net Assets – 100.0%		$8,810,053

See Notes to Financial Statements.

4

Simplify Tara India Opportunities ETF

Schedule of Investment (Continued)

December 31, 2025 (Unaudited)

*	Non Income Producing
(a)

Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $340,055, which represents 3.9% of net assets as of December 31, 2025.

(b)	Rate shown reflects the 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Tara India Opportunities ETF
Assets
Investments, at value	$8,362,096
Foreign currency at value	474,359
Receivables:
Other income	11,340
Total assets	8,847,795

Liabilities
Payables:
Deferred foreign capital gains tax	29,480
Investment advisory fees	5,169
Other accrued expenses	3,093
Total liabilities	37,742
Net Assets	$8,810,053

Net Assets Consist of
Paid-in capital	$9,425,749
Distributable earnings (loss)	(615,696)
Net Assets	$8,810,053
Number of Common Shares outstanding	325,001
Net Asset Value, offering and redemption price per share	$27.11
Investments, at cost	$9,045,250
Foreign currency, at cost	$474,931

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Tara India Opportunities ETF
Investment Income
Dividend income*	$179,048

Expenses
Investment advisory fees	44,844
Total expenses	44,844
Less fees waived:
Waiver	(13,453)
Net expenses	31,391
Net investment income (loss)	147,657

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	55,541
Foreign currency transactions	(9,058)
Net realized gain (loss)	46,483
Net change in unrealized appreciation (depreciation) on:
Investments	(313,417)
Foreign currency translations	(242)
Net unrealized gain (loss)	(313,659)
Net realized and unrealized gain (loss)	(267,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(119,519)
* Withholding tax	$4,928

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Tara India Opportunities ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$147,657	$34,918
Net realized gain (loss)	46,483	675,489
Net change in net unrealized appreciation (depreciation)	(313,659)	(1,021,219)
Net increase (decrease) in net assets resulting from operations	(119,519)	(310,812)

Distributions	—	(1,006,686)

Fund Shares Transactions
Proceeds from shares sold	—	6,959,317
Variable transaction fees (see Note 5)	—	41,922
Value of shares redeemed	—	(5,175,829)
Net increase (decrease) in net assets resulting from fund share transactions	—	1,825,410
Total net increase (decrease) in Net Assets	(119,519)	507,912

Net Assets
Beginning of year	8,929,572	8,421,660
End of year	$8,810,053	$8,929,572

Changes in Shares Outstanding
Shares outstanding, beginning of year	325,001	300,001
Shares sold	—	225,000
Shares redeemed	—	(200,000)
Shares outstanding, end of period	325,001	325,001

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Financial Highlights

Simplify Tara India Opportunities ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Period Ended June 30, 2024(a)
Net Asset Value, beginning of period	$27.48		$28.07		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		0.09		(0.02)
Net realized and unrealized gain (loss)	(0.82)		1.15	(c)	3.01
Total from investment operations	(0.37)		1.24		2.99
Variable transaction fees (see Note 8)	—		0.11		0.08
Less distributions from:
Net investment income	—		(0.56)		—
Net realized gains	—		(1.38)		—
Total distributions	—		(1.94)		—
Net Asset Value, end of period	$27.11		$27.48		$28.07
Total Return (%)	(1.28	)(d)	4.93		12.29	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$9		$9		$8
Ratio of expenses before fee waiver (%)	1.00	(e)	1.03	(f)	1.51	(e)(g)
Ratio of expenses after fee waiver (%)	0.70	(e)	0.73	(f)	1.21	(e)(g)
Ratio of net investment income (loss) (%)	3.29	(e)	0.32		(0.27	)(e)
Portfolio turnover rate (%)(h)	8	(d)	108		33	(d)

(a)	For the period March 5, 2024 (commencement of operations) through June 30, 2024.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios of expenses to average net assets includes interest expense fees of 0.03%.
(g)	The ratios of expenses to average net assets includes interest expense fees of 0.51%.
(h)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Tara India Opportunities ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Tara India Opportunities ETF	The Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Tara India Opportunities ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,913,747	$—	$—	$7,913,747
Money Market Fund	448,349	—	—	448,349
TOTAL	$8,362,096	$—	$—	$8,362,096

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

policy to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

System 2 Advisors L.P. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee to 0.70% of the Fund’s average daily net assets through at least October 31, 2026. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2025, the Adviser waived fees of $13,453.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non- operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or the Distributor.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Tara India Opportunities ETF	$657,083	$1,028,015

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Tara India Opportunities ETF	$9,232,443	$474,384	$(970,561)	$(496,177)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

13

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

14

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify National Muni Bond ETF (NMB)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify National Muni Bond ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
Municipal Bonds – 89.9%
Arizona – 4.6%
Salt River Project Agricultural Improvement and Power District Arizona Salt River Project Electric System RB, 2024 Series A, 5.25%, 1/1/2054	$2,000,000	$2,125,693

California – 6.9%
Department of Airports of The City of Los Angeles California Los Angeles International Airport Subordinate Revenue and Refunding RB 2025 Series A (Private Activity/AMT), 5.50%, 5/15/2055	1,000,000	1,066,503
Long Beach Unified School District California Election of 2016 GO Bonds, Series C, 4.00%, 8/1/2053	2,250,000	2,128,724
		3,195,227
Colorado – 3.5%
City of Colorado Springs Colorado Utilities System Improvement RB, Series 2025A, 5.25%, 11/15/2050	1,500,000	1,615,386

District of Columbia – 2.1%
Washington Metropolitan Area Transit Authority Second Lien Dedicated RB, Series 2024A, 4.38%, 7/15/2059	1,000,000	947,520

Florida – 4.1%
State of Florida Department of Transportation Turnpike RB, Series 2024C, 4.00%, 7/1/2051	2,000,000	1,872,018

Illinois – 3.4%
City of Chicago Chicago O’Hare International Airport General Airport Senior Lien RB, Series 2025E (AMT), 5.50%, 1/1/2055	1,500,000	1,564,094

Massachusetts – 6.2%
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2025, Series A, 5.50%, 2/15/2055	1,700,000	1,839,559
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2025, Series G, 5.00%, 12/1/2055	1,000,000	1,042,293
		2,881,852
Nevada – 4.6%
Las Vegas Valley Water District Nevada GO Limited Tax Additionally Secured by Snwa Pledged Revenues Water Improvement Bonds, Series 2025A, 5.25%, 6/1/2055	2,000,000	2,130,304

New Jersey – 3.3%
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2025 Series AA, 5.00%, 6/15/2055	1,500,000	1,539,390

New York – 14.7%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds, Fiscal 2022 Series B, 3.00%, 8/1/2048	3,000,000	2,273,963
New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2026 Series B, 5.25%, 5/1/2055(a)	1,500,000	1,576,697
New York State Thruway Authority State Personal Income Tax Revenue Green Bonds, Series 2025B, 5.00%, 3/15/2055	2,000,000	2,067,162
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels Sales Tax RB, Series 2022A, 4.00%, 5/15/2057	1,000,000	898,267
		6,816,089
North Carolina – 4.4%
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike Revenue Bonds, Series 2024A, 5.00%, 1/1/2058(a)	2,000,000	2,044,049

Pennsylvania – 4.7%
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Health System RB, Series 2025, 5.50%, 8/15/2055	2,000,000	2,171,448

See Notes to Financial Statements.

4

Simplify National Muni Bond ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal	Value
Municipal Bonds (continued)
Texas – 24.1%
Carrollton-Farmers Branch Independent School District Dallas and Denton Counties Texas Unlimited Tax School Building Bonds, Series 2023, 4.00%, 2/15/2053	$1,000,000	$922,387
Cities of Dallas and Fort Worth Texas Dallas Fort Worth International Airport Joint Revenue Refunding and Improvement Bonds, Series 2025B (NON-AMT), 5.25%, 11/1/2056	2,000,000	2,110,152
Georgetown Independent School District a Political Subdivision of the State of Texas Located in Williamson County Unlimited Tax School Building and Refunding Bonds Series 2025, 5.25%, 2/15/2055	2,000,000	2,133,153
Lamar Consolidated Independent School District Texas Unlimited Tax Schoolhouse and Refunding Bonds, Series 2024, 4.00%, 2/15/2054	2,000,000	1,853,901
Northwest Independent School District Denton Tarrant and Wise Counties Texas Unlimited Tax School Building Bonds, Series 2025, 5.00%, 2/15/2055(a)	1,500,000	1,555,881
Prosper Independent School District A Political Subdivision of The State of Texas Located In Collin and Denton Counties Texas Unlimited Tax School Building and Refunding Bonds, Series 2026, 4.50%, 2/15/2055	1,500,000	1,474,812
Texas Transportation Finance Corporation Subordinate Tier Toll Revenue and Refunding Bonds, Series 2025A, 5.50%, 10/1/2055	1,000,000	1,082,495
		11,132,781
Washington – 3.3%
King County Washington Sewer Revenue and Refunding Bonds, 2025 Series A, 5.00%, 1/1/2056	1,460,000	1,528,925
Total Municipal Bonds (Cost $40,967,874)		41,564,776

Shares
Money Market Fund – 12.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost $5,618,255)	5,618,255	5,618,255

	Number of Contracts	Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, January Strike Price $6,925, Expires 1/02/26	31	21,467,500	155
S&P 500 Index, January Strike Price $6,955, Expires 1/02/26	33	22,951,500	132
S&P 500 Index, January Strike Price $7,000, Expires 1/02/26	93	65,100,000	279
S&P 500 Index, January Strike Price $6,885, Expires 1/05/26	9	6,196,500	4,545
S&P 500 Index, January Strike Price $6,955, Expires 1/05/26	31	21,560,500	233
S&P 500 Index, January Strike Price $6,915, Expires 1/08/26	33	22,819,500	30,360
			35,704
Puts – Exchange-Traded – 0.0%†
Nasdaq 100 Index, December Strike Price $23,100, Expires 12/31/25(c)	2	4,620,000	3,200
Russell 2000 Index, January Strike Price $2,275, Expires 1/14/26(c)	24	5,460,000	2,340
S&P 500 Index, January Strike Price $6,660, Expires 1/08/26	34	22,644,000	8,330
S&P 500 Index, January Strike Price $6,300, Expires 1/15/26(c)	7	4,410,000	1,627
			15,497

Total Purchased Options (Cost $179,037)			51,201

See Notes to Financial Statements.

5

Simplify National Muni Bond ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

Value
Total Investments – 102.1% (Cost $46,765,166)	$47,234,232
Liabilities in Excess of Other Assets – (2.1)%	(961,620)
Net Assets – 100.0%	$46,272,612

	Number of Contracts	Notional Amount
Written Options – (0.1)%
Puts – Exchange-Traded – (0.1)%
Nasdaq 100 Index, December Strike Price $24,100, Expires 12/31/25	(2)	$(4,820,000)	$(10,900)
Russell 2000 Index, January Strike Price $2,375, Expires 1/15/26	(24)	(5,700,000)	(11,040)
S&P 500 Index, January Strike Price $6,600, Expires 1/14/26	(7)	(4,620,000)	(6,790)
			(28,730)

Total Written Options (Premiums Received $26,554)			$(28,730)

†	Less than 0.05%
(a)	Securities with an aggregate market value of $4,129,200 have been pledged as collateral for options as of December 31, 2025.
(b)	Rate shown reflects the 7-day yield as of December 31, 2025.
(c)	Held in connection with Written Options.

Portfolio Abbreviations:

AMT	:	Alternative Minimum Tax (subject to)
RB	:	Revenue Bond

See Notes to Financial Statements.

6

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Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify National Muni Bond ETF
Assets
Investments, at value	$47,234,232
Receivables:
Interest	564,292
Securities sold	26,554
Total assets	47,825,078

Liabilities
Payables:
Securities purchased	1,503,407
Written options	28,730
Investment advisory fees	20,329
Total liabilities	1,552,466
Net Assets	$46,272,612

Net Assets Consist of
Paid-in capital	$47,915,930
Distributable earnings (loss)	(1,643,318)
Net Assets	$46,272,612
Number of Common Shares outstanding	1,850,001
Net Asset Value, offering and redemption price per share	$25.01
Investments, at cost	$46,765,166
Premiums received	$26,554

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify National Muni Bond ETF
Investment Income
Dividend income	$140,781
Interest income	1,252,297
Total income	1,393,078

Expenses
Investment advisory fees	132,684
Interest expense	9
Total expenses	132,693
Net investment income (loss)	1,260,385

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,093,161)
Written options	2,111,268
Net realized gain (loss)	(981,893)
Net change in unrealized appreciation (depreciation) on:
Investments	419,505
Written options	(34,402)
Net unrealized gain (loss)	385,103
Net realized and unrealized gain (loss)	(596,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	$663,595

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statement of Changes in Net Assets

	Simplify National Muni Bond ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period September 9, 2024(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,260,385	$2,975,476
Net realized gain (loss)	(981,893)	(1,429,891)
Net change in net unrealized appreciation (depreciation)	385,103	81,787
Net increase (decrease) in net assets resulting from operations	663,595	1,627,372

Distributions	(1,147,501)	(2,786,784)

Fund Shares Transactions
Proceeds from shares sold	4,330,375	98,589,382
Value of shares redeemed	(31,532,209)	(23,471,618)
Net increase (decrease) in net assets resulting from fund share transactions	(27,201,834)	75,117,764
Total net increase (decrease) in Net Assets	(27,685,740)	73,958,352

Net Assets
Beginning of period	73,958,352	—
End of period	$46,272,612	$73,958,352

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,975,001	—
Shares sold	175,000	3,925,001 (2)
Shares redeemed	(1,300,000)	(950,000)
Shares outstanding, end of period	1,850,001	2,975,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares (a “Creation Unit”) represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Financial Highlights

Simplify National Muni Bond ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$24.86		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.60		0.84
Net realized and unrealized gain (loss)	0.15	(c)	(0.19)
Total from investment operations	0.75		0.65
Less distributions from:
Net investment income	(0.60)		(0.79)
Total distributions	(0.60)		(0.79)
Net Asset Value, end of period	$25.01		$24.86
Total Return (%)	3.02	(d)	2.80	(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$46		$74
Ratio of expenses (%)	0.50	(e)	0.50	(e)
Ratio of net investment income (loss) (%)	4.75	(e)	4.26	(e)
Portfolio turnover rate (%)(f)	185	(d)	678	(d)

(a)	For the period September 9, 2024 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify National Muni Bond ETF (the “Fund”). The Fund is a diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify National Muni Bond ETF	The Fund seeks to maximize total return.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify National Muni Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,564,776	$—	$41,564,776
Purchased Options	51,201	—	—	51,201
Money Market Fund	5,618,255	—	—	5,618,255
TOTAL	$5,669,456	$41,564,776	$—	$47,234,232

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(28,730)	$—	$—	$(28,730)
TOTAL	$(28,730)	$—	$—	$(28,730)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount,

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

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Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify National Muni Bond ETF
Equity Contracts	Investments, at value(1)	$51,201	Investments, at value(1)	$—
Equity Contracts	Written options	$—	Written options	$28,730

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on purchased option contracts (a) by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify National Muni Bond ETF	Equity	$(3,547,524)	$(588,832)
Simplify National Muni Bond ETF	Commodity	(81,814)	2,621

(a)	Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify National Muni Bond ETF	Equity	$1,895,596	$(25,510)
Simplify National Muni Bond ETF	Commodity	215,673	(8,892)

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Simplify National Muni Bond ETF	$617,278	$(63,370)

4. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

FCO Advisors LP (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

5. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify National Muni Bond ETF	$88,102,162	$111,225,584

6. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the “Fund’s custodian” when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

7. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, including derivatives, owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify National Muni Bond ETF	$77,683,064	$380,422	$(950,029)	$(569,607)

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

8. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

9. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

16

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

17

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Gamma Emerging Market Bond ETF (GAEM)

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Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
Foreign Bonds – 94.6%
Argentina – 8.4%
Pampa Energia SA, 7.75%, 11/14/2037, 144A(a)	$500,000	$495,995
Pluspetrol SA, 8.13%, 5/18/2031, 144A(a)	500,000	496,949
Pluspetrol SA, 8.50%, 5/30/2032, 144A(a)	200,000	203,514
Tecpetrol SA, 7.63%, 11/3/2030, 144A(a)	476,000	473,206
Telecom Argentina SA, 9.25%, 5/28/2033	250,000	261,590
Telecom Argentina SA, 9.25%, 5/28/2033, 144A(a)	200,000	209,272
Vista Energy Argentina SAU, 8.50%, 6/10/2033, 144A(a)	500,000	514,375
YPF SA, 8.25%, 1/17/2034	400,000	409,785
		3,064,686
Bahamas – 3.6%
Bahamas Government International Bond, 8.25%, 6/24/2036	890,000	995,305
Bahamas Government International Bond, 8.25%, 6/24/2036, 144A(a)	300,000	335,496
		1,330,801
Brazil – 13.8%
Aegea Finance Sarl, 7.63%, 1/20/2036, 144A(a)	500,000	477,815
Brazilian Government International Bond, 5.50%, 2/4/2033	900,000	888,435
Brazilian Government International Bond, 6.63%, 3/15/2035	850,000	877,625
Brazilian Government International Bond, 7.25%, 1/12/2056	960,000	953,520
CSN Resources SA, 8.88%, 12/5/2030	150,000	139,469
CSN Resources SA, 4.63%, 6/10/2031	400,000	308,301
Eldorado International Finance GMBH, 8.50%, 12/1/2032, 144A(a)	400,000	412,880
LD Celulose International GmbH, 7.95%, 1/26/2032	250,000	261,278
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a)	200,000	209,022
Raizen Fuels Finance SA, 6.70%, 2/25/2037	650,000	526,631
		5,054,976
Chile – 1.3%
Latam Airlines Group SA, 7.88%, 4/15/2030	250,000	263,255
Latam Airlines Group SA, 7.88%, 4/15/2030, 144A(a)	200,000	210,604
		473,859
Colombia – 18.7%
Aris Mining Corp., 8.00%, 10/31/2029	250,000	261,117
Aris Mining Corp., 8.00%, 10/31/2029, 144A(a)	200,000	208,894
Banco Davivienda SA, 8.13%, (US 5 Year CMT T-Note + 4.59%), 7/2/2035, 144A(a)(b)	550,000	577,434
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b)	450,000	482,863
Colombia Government International Bond, 7.50%, 2/2/2034	300,000	313,500
Colombia Government International Bond, 8.75%, 11/14/2053	710,000	783,840
Colombia Government International Bond, 8.38%, 11/7/2054	960,000	1,020,960
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030	808,000	735,248
Ecopetrol SA, 7.75%, 2/1/2032	580,000	597,678
Ecopetrol SA, 8.38%, 1/19/2036	700,000	720,739
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029	450,000	423,891
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/2032, 144A(a)	500,000	519,148
Sierracol Energy Andina LLC/Sierracol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/2030, 144A(a)	200,000	190,300
		6,835,612
Costa Rica – 1.5%
Costa Rica Government International Bond, 7.16%, 3/12/2045	500,000	554,750

See Notes to Financial Statements.

4

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal		Value
Foreign Bonds (continued)
Dominican Republic – 8.1%
AES Espana BV, 5.70%, 5/4/2028		$580,000	$574,345
Dominican Republic International Bond, 6.95%, 3/15/2037		900,000	967,365
Dominican Republic International Bond, 7.15%, 2/24/2055		250,000	268,075
Dominican Republic International Bond, 7.15%, 2/24/2055, 144A(a)	DOP	200,000	214,460
Dominican Republic International Bond, 5.88%, 1/30/2060		793,000	709,140
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028		250,000	245,706
			2,979,091
El Salvador – 6.4%
El Salvador Government International Bond, 9.25%, 4/17/2030		300,000	327,456
El Salvador Government International Bond, 7.65%, 6/15/2035		580,000	607,103
El Salvador Government International Bond, 7.63%, 2/1/2041		650,000	651,950
El Salvador Government International Bond, 9.65%, 11/21/2054		400,000	459,620
El Salvador Government International Bond, 9.65%, 11/21/2054, 144A(a)		250,000	287,263
			2,333,392
Guatemala – 3.5%
Energuate Trust 2 0, 6.35%, 9/15/2035, 144A(a)		500,000	500,270
Investment Energy Resources Ltd., 6.25%, 4/26/2029		450,000	453,604
Millicom International Cellular SA, 7.38%, 4/2/2032		300,000	312,029
			1,265,903
Honduras – 1.4%
Honduras Government International Bond, 8.63%, 11/27/2034, 144A(a)		350,000	394,292
Honduras Government International Bond, 8.63%, 11/27/2034		100,000	112,655
			506,947
Jamaica – 1.3%
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036		260,000	268,125
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036, 144A(a)		200,000	206,250
			474,375
Mexico – 9.2%
Comision Federal de Electricidad, 6.45%, 1/24/2035, 144A(a)		400,000	412,170
Comision Federal de Electricidad, 6.45%, 1/24/2035		400,000	412,170
Petroleos Mexicanos, 6.84%, 1/23/2030		600,000	609,676
Petroleos Mexicanos, 5.95%, 1/28/2031		800,000	774,774
Petroleos Mexicanos, 6.63%, 6/15/2035		780,000	740,659
Saavi Energia Sarl, 8.88%, 2/10/2035		400,000	434,320
			3,383,769
Panama – 12.4%
Panama Government International Bond, 3.16%, 1/23/2030		1,100,000	1,033,010
Panama Government International Bond, 2.25%, 9/29/2032		1,780,000	1,474,908
Panama Government International Bond, 6.70%, 1/26/2036		950,000	1,024,432
Panama Government International Bond, 6.85%, 3/28/2054		450,000	470,330
Panama Government International Bond, 7.88%, 3/1/2057		300,000	350,546
UEP Penonome II SA, 6.50%, 10/1/2038		194,556	173,738
			4,526,964
Peru – 4.2%
Auna SA, 8.75%, 11/6/2032, 144A(a)		350,000	353,729
Boroo Investments Pte Ltd., 9.50%, 8/7/2032, 144A(a)		200,000	198,500
Orazul Energy Peru SA, 6.25%, 9/17/2032, 144A(a)		450,000	457,881
Volcan Cia Minera SAA, 8.50%, 10/28/2032, 144A(a)		500,000	515,315
			1,525,425

See Notes to Financial Statements.

5

Simplify Gamma Emerging Market Bond ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Principal	Value
Foreign Bonds (continued)
Trinidad and Tobago – 0.8%
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036	$100,000	$92,656
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029	200,000	203,935
		296,591
Total Foreign Bonds (Cost $33,971,697)		34,607,141

U.S. Treasury Bills – 3.9%
U.S. Treasury Bill, 3.89%, 1/6/2026 (c)	295,000	294,887
U.S. Treasury Bill, 3.70%, 1/22/2026 (c)	565,000	563,884
U.S. Treasury Bill, 3.68%, 1/29/2026 (c)	570,000	568,495
Total U.S. Treasury Bills (Cost $1,427,062)		1,427,266

	Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost $13,155)	13,155	13,155

Total Investments – 98.5% (Cost $35,411,914)		$36,047,562
Other Assets in Excess of Liabilities – 1.5%		565,133
Net Assets – 100.0%		$36,612,695

†	Less than 0.05%
(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $9,075,034, which represents 25.0% of net assets as of December 31, 2025.
(b)	Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(d)	Rate shown reflects the 7-day yield as of December 31, 2025.

Currency Abbreviations:

DOP	:	Dominican Peso

Portfolio Abbreviations:

CMT	:	Treasury Constant Maturity Rate

INDUSTRY ALLOCATION*
Government	49.9%
Energy	18.7%
Utilities	14.5%
Basic Materials	6.9%
Communications	4.8%
Financial	2.6%
Industrial	1.3%
Consumer, Cyclical	1.3%
Money Market Funds	0.0%

*	Percentage of total investments as of December 31, 2025.

See Notes to Financial Statements.

6

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Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Gamma Emerging Market Bond ETF
Assets
Investments, at value	$36,047,562
Receivables:
Interest	588,011
Securities sold	19,988
Total assets	36,655,561

Liabilities
Due to custodian	19,989
Payables:
Investment advisory fees	22,877
Total liabilities	42,866
Net Assets	$36,612,695

Net Assets Consist of
Paid-in capital	$35,994,224
Distributable earnings (loss)	618,471
Net Assets	$36,612,695
Number of Common Shares outstanding	1,375,001
Net Asset Value, offering and redemption price per share	$26.63
Investments, at cost	$35,411,914

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Gamma Emerging Market Bond ETF
Investment Income
Interest income	$817,115
Total income	817,115

Expenses
Investment advisory fees	109,579
Interest expense	710
Total expenses	110,289
Less fees waived:
Waiver	(23,069)
Net expenses	87,220
Net investment income (loss)	729,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	56,480
Foreign currency transactions	3,081
Net realized gain (loss)	59,561
Net change in unrealized appreciation (depreciation) on:
Investments	456,182
Foreign currency translations	9,970
Net unrealized gain (loss)	466,152
Net realized and unrealized gain (loss)	525,713
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,255,608

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Statement of Changes in Net Assets

	Simplify Gamma Emerging Market Bond ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period August 12, 2024(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$729,895	$709,630
Net realized gain (loss)	59,561	122,682
Net change in net unrealized appreciation (depreciation)	466,152	169,496
Net increase (decrease) in net assets resulting from operations	1,255,608	1,001,808

Distributions	(852,501)	(786,444)

Fund Shares Transactions
Proceeds from shares sold	26,694,783	11,279,586
Value of shares redeemed	(1,980,145)	—
Net increase (decrease) in net assets resulting from fund share transactions	24,714,638	11,279,586
Total net increase (decrease) in Net Assets	25,117,745	11,494,950

Net Assets
Beginning of period	11,494,950	—
End of period	$36,612,695	$11,494,950

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	—
Shares sold	1,000,000	450,001	(2)
Shares redeemed	(75,000)	—
Shares outstanding, end of period	1,375,001	450,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a "Creation Unit") represent the Adviser's initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

10

Simplify Exchange Traded Funds

Financial Highlights

Simplify Gamma Emerging Market Bond ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$25.54		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.84		1.62
Net realized and unrealized gain (loss)	0.98		0.67
Total from investment operations	1.82		2.29
Less distributions from:
Net investment income	(0.73)		(1.49)
Net realized gains	—		(0.26)
Total distributions	(0.73)		(1.75)
Net Asset Value, end of period	$26.63		$25.54
Total Return (%)	7.15	(c)	9.42	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$37		$11
Ratio of expenses before fee waiver (%)	0.96	(d)(e)	0.96	(d)(e)
Ratio of expenses after fee waiver (%)	0.76	(d)(e)	0.76	(d)(e)
Ratio of net investment income (loss) (%)	6.33	(d)	7.22	(d)
Portfolio turnover rate (%)(f)	58	(c)	131	(c)

(a)	For the period August 12, 2024 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios of expenses to average net assets includes interest expense fees of 0.01%.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

11

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Gamma Emerging Market Bond ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Gamma Emerging Market Bond ETF	The Fund seeks to maximize total return.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund's calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund's NAV by short-term traders. In addition, because the Fund's may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Gamma Emerging Market Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Foreign Bonds	$25,532,107	$9,075,034	$—	$34,607,141
U.S. Treasury Bills	1,427,266	—	—	1,427,266
Money Market Fund	13,155	—	—	13,155
TOTAL	$26,972,528	$9,075,034	$—	$36,047,562

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

policy is to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Gamma Asset Management LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.95% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fee payable under the management agreement to 0.75% of the Fund’s average daily net assets through at least October 31, 2026. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. For the period ended December 31, 2025, the Adviser waived fees of $23,069.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Gamma Emerging Market Bond ETF	$30,205,682	$6,772,913

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Gamma Emerging Market Bond ETF	$11,360,119	$330,995	$(161,499)	$169,496

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

15

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC's website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

16

December 31, 2025

Semi-Annual Financial Statements
and Other Important Information

Simplify Exchange Traded Funds

Simplify Kayne Anderson Energy and Infrastructure Credit ETF (KNRG)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Kayne Anderson Energy and Infrastructure Credit ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
Corporate Bonds – 94.7%
Energy – 66.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 7/1/2034, 144A(a)	$334,000	$336,863
Buckeye Partners LP, 6.88%, 7/1/2029, 144A(a)	150,000	156,577
Buckeye Partners LP, 5.85%, 11/15/2043	200,000	187,689
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033, 144A(a)	550,000	591,713
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/2033, 144A(a)	675,000	689,266
Enbridge, Inc., 8.50%, (US 5 Year CMT T-Note + 4.43%), 1/15/2084(b)	450,000	516,253
Energy Transfer LP, 6.75%, (US 5 Year CMT T-Note + 2.48%), 2/15/2056(b)	250,000	251,089
Energy Transfer LP, 7.13%, (US 5 Year CMT T-Note + 5.31%), 5/15/2174, Series G(b)	725,000	745,391
Hess Midstream Operations LP, 6.50%, 6/1/2029, 144A(a)	150,000	155,696
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	600,000	676,475
ONEOK Partners LP, 6.13%, 2/1/2041	400,000	412,245
Phillips 66 Co., 5.88%, (US 5 Year CMT T-Note + 2.28%), 3/15/2056, Series A(b)	200,000	197,959
Phillips 66 Co., 6.20%, (US 5 Year CMT T-Note + 2.17%), 3/15/2056, Series B(b)	200,000	199,288
Plains All American Pipeline LP, 8.22%, (3-Month CME Term SOFR + 4.37%), 11/15/2174, Series B(b)	1,025,000	1,028,697
Prairie Acquiror LP, 9.00%, 8/1/2029, 144A(a)	950,000	991,647
Rockies Express Pipeline LLC, 6.88%, 4/15/2040, 144A(a)	240,000	248,253
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, (US 5 Year CMT T-Note + 3.67%), 3/1/2055(b)	550,000	588,211
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T-Note + 3.95%), 3/1/2055(b)	175,000	183,072
Sunoco LP, 7.88%, (US 5 Year CMT T-Note + 4.23%), 3/18/2174, 144A(a)(b)	975,000	1,002,339
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 3/15/2034, 144A(a)	85,000	85,017
Targa Resources Corp., 6.50%, 2/15/2053	300,000	315,242
TransCanada PipeLines Ltd., 7.00%, (US 5 Year CMT T-Note + 2.61%), 6/1/2065(b)	700,000	722,023
Western Midstream Operating LP, 7.25%, 4/1/2030, 144A(a)	200,000	213,372
Williams Cos., Inc. (The), 8.75%, 3/15/2032	575,000	699,301
		11,193,678
Utilities – 28.1%
AES Corp. (The), 7.60%, (US 5 Year CMT T-Note + 3.20%), 1/15/2055(b)	500,000	509,552
AES Corp. (The), 6.95%, (US 5 Year CMT T-Note + 2.89%), 7/15/2055(b)	325,000	322,270
AltaGas Ltd., 7.20%, (US 5 Year CMT T-Note + 3.57%), 10/15/2054, 144A(a)(b)	825,000	855,999
Entergy Corp., 7.13%, (US 5 Year CMT T-Note + 2.67%), 12/1/2054(b)	400,000	420,265
Entergy Corp., 6.10%, (US 5 Year CMT T-Note + 2.01%), 6/15/2056	275,000	275,209
NRG Energy, Inc., 6.00%, 1/15/2036, 144A(a)	150,000	152,065
PG&E Corp., 7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/2055(b)	900,000	937,887
Sempra, 6.40%, (US 5 Year CMT T-Note + 2.63%), 10/1/2054(b)	300,000	305,305
Sempra, 6.88%, (US 5 Year CMT T-Note + 2.79%), 10/1/2054(b)	505,000	520,931
Vistra Corp., 8.00%, (US 5 Year CMT T-Note + 6.93%), 4/15/2174, 144A(a)(b)	300,000	308,704
Vistra Corp., 8.88%, (US 5 Year CMT T-Note + 5.05%), 7/15/2174, Series C, 144A(a)(b)	100,000	110,598
		4,718,785
Total Corporate Bonds (Cost $15,576,743)		15,912,463

Shares
Preferred Stocks – 2.9%
Utilities – 2.9%
NextEra Energy, Inc. (Cost $486,210)	10,000	487,500

See Notes to Financial Statements.

4

Simplify Kayne Anderson Energy and Infrastructure Credit ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Shares	Value
Money Market Fund – 0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c) (Cost $131,634)	131,634	$131,634

Total Investments – 98.4% (Cost $16,194,587)		$16,531,597
Other Assets in Excess of Liabilities – 1.6%		276,962
Net Assets – 100.0%		$16,808,559

(a)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $5,898,109, which represents 35.1% of net assets as of December 31, 2025.
(b)	Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown reflects the 7-day yield as of December 31, 2025.

Portfolio Abbreviations:

CME	:	Chicago Mercantile Exchange
CMT	:	Treasury Constant Maturity Rate
SOFR	:	Secured Overnight Financing Rate

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Assets
Investments, at value	$16,531,597
Receivables:
Interest	287,341
Total assets	16,818,938

Liabilities
Payables:
Investment advisory fees	10,379
Total liabilities	10,379
Net Assets	$16,808,559

Net Assets Consist of
Paid-in capital	$16,486,174
Distributable earnings (loss)	322,385
Net Assets	$16,808,559
Number of Common Shares outstanding	650,001
Net Asset Value, offering and redemption price per share	$25.86
Investments, at cost	$16,194,587

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Investment Income
Dividend income	$1,825
Interest income	446,607
Total income	448,432

Expenses
Investment advisory fees	48,906
Total expenses	48,906
Net investment income (loss)	399,526

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	78,666
Net realized gain (loss)	78,666
Net change in unrealized appreciation (depreciation) on:
Investments	162,382
Net unrealized gain (loss)	162,382
Net realized and unrealized gain (loss)	241,048
Net Increase (Decrease) in Net Assets Resulting from Operations	$640,574

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statements of Changes in Net Assets

	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
	For the Six Months Ended December 31, 2025 (Unaudited)	For the period May 27, 2025(1) to June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$399,526	$49,365
Net realized gain (loss)	78,666	6,346
Net change in net unrealized appreciation (depreciation)	162,382	174,628
Net increase (decrease) in net assets resulting from operations	640,574	230,339

Distributions	(491,251)	(56,250)

Fund Shares Transactions
Proceeds from shares sold	7,100,445	9,384,702
Value of shares redeemed	—	—
Net increase (decrease) in net assets resulting from fund share transactions	7,100,445	9,384,702
Total net increase (decrease) in Net Assets	7,249,768	9,558,791

Net Assets
Beginning of period	9,558,791	—
End of period	$16,808,559	$9,558,791

Changes in Shares Outstanding
Shares outstanding, beginning of period	375,001	—
Shares sold	275,000	375,001	(2)
Shares redeemed	—	—
Shares outstanding, end of period	650,001	375,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, a Creation Unit, represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Financial Highlights

Simplify Kayne Anderson Energy and Infrastructure Credit ETF Selected Per Share Data	For the Six Months Ended December 31, 2025 (Unaudited)		Period Ended June 30, 2025(a)
Net Asset Value, beginning of period	$25.49		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.79		0.15
Net realized and unrealized gain (loss)	0.52		0.49
Total from investment operations	1.31		0.64
Less distributions from:
Net investment income	(0.94)		(0.15)
Total distributions	(0.94)		(0.15)
Net Asset Value, end of period	$25.86		$25.49
Total Return (%)	5.23	(c)	2.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$17		$10
Ratio of expenses (%)	0.75	(d)	0.75	(d)
Ratio of net investment income (loss) (%)	6.13	(d)	6.42	(d)
Portfolio turnover rate (%)(e)	48	(c)	8	(c)

(a)	For the period May 27, 2025 (commencement of operations) through June 30, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the “Fund”). The Fund is a non- diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	The Fund primarily seeks current income and secondarily seeks capital appreciation.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities and preferred stocks are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 of the fair value hierarchy.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Kayne Anderson Energy and Infrastructure Credit ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$10,014,354	$5,898,109	$—	$15,912,463
Preferred Stocks	487,500	—	—	487,500
Money Market Fund	131,634	—	—	131,634
TOTAL	$10,633,488	$5,898,109	$—	$16,531,597

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Kayne Anderson Capital Advisors, L.P. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund’s credit portfolio, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.75% of Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non- operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$12,962,047	$6,134,359

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$9,215,947	$194,021	$(20,959)	$173,062

The differences between book-basis and tax-basis components of net assets, if applicable, are primarily attributable to the tax deferral of losses on wash sales, grantor trust adjustments, section 1256 mark-to-market treatment of derivatives and return of capital basis adjustments from underlying investments.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

13

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

14

December 31, 2025

Semi-Annual Financial Statements

and Other Important Information

Simplify Exchange Traded Funds

Simplify Ancorato Target 25 Distribution ETF (XXV)

(This page intentionally left blank)

Simplify Exchange Traded Funds

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Simplify Ancorato Target 25 Distribution ETF

Schedule of Investments

December 31, 2025 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 43.8%
U.S. Treasury Bill, 3.85%, 2/19/2026 (a)	$6,500,000	$6,469,189
U.S. Treasury Bill, 3.87%, 3/17/2026 (a)(b)	6,000,000	5,957,061
Total U.S. Treasury Bills (Cost $12,419,279)		12,426,250

	Shares
U.S. Exchange-Traded Funds – 39.2%
Money Market Funds – 39.2%
Simplify Government Money Market ETF(c)(d) (Cost $11,119,849)	111,000	11,109,990

Money Market Fund – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(e) (Cost $121,306)	121,306	121,306

Total Investments – 83.4% (Cost $23,660,434)		$23,657,546
Other Assets in Excess of Liabilities – 16.6%		4,720,605
Net Assets – 100.0%		$28,378,151

	Number of Contracts	Notional Amount
Written Options – (4.5)%
Puts - Over the Counter Barrier Options – (4.5)%
AMD, Expires 11/20/26, P100%/60% EKI NC1 (Counterparty: Goldman Sachs International)	(750,000)	$(450,000)	$(49,800)
AMD, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(150,000)	(90,000)	(6,781)
AMD, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Goldman Sachs International)	(280,000)	(168,000)	(9,884)
AMD, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(225,000)	(135,000)	(6,317)
AMD/INTC/NVDA WOF, Expires 11/20/26, P100%/60% EKI NC1 (Counterparty: HSBC Bank)	(1,000,000)	(600,000)	(107,100)
AMD/INTC/NVDA WOF, Expires 11/27/26, P100%/60% EKI NC1 (Counterparty: HSBC Bank)	(700,000)	(420,000)	(63,770)
AMD/INTC/NVDA WOF, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(200,000)	(120,000)	(30,608)
AMD/INTC/NVDA WOF, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(300,000)	(180,000)	(42,338)
AMD/INTC/NVDA WOF, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(375,000)	(225,000)	(63,409)
COIN/MSTR WOF, Expires 11/20/20/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(1,250,000)	(625,000)	(173,500)
COST/W/WMT WOF, Expires 11/20/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(1,000,000)	(500,000)	(69,100)
COST/W/WMT WOF, Expires 11/27/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(600,000)	(300,000)	(67,500)
COST/W/WMT WOF, Expires 12/11/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(200,000)	(100,000)	(14,500)

See Notes to Financial Statements.

4

Simplify Ancorato Target 25 Distribution ETF

Schedule of Investments (Continued)

December 31, 2025 (Unaudited)

	Number of Contracts	Notional Amount	Value
COST/W/WMT WOF, Expires 12/4/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(190,000)	$(95,000)	$(17,993)
COST/W/WMT WOF, Expires 12/4/26, P100%/50% EKI NC1 (Counterparty: HSBC Bank)	(300,000)	(150,000)	(22,080)
NFLX, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(1,000,000)	(600,000)	(26,428)
PLTR, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(150,000)	(90,000)	(7,998)
PLTR, Expires 12/18/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(1,000,000)	(600,000)	(89,346)
PLTR, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Morgan Stanley Capital Services LLC)	(750,000)	(450,000)	(52,275)
PLTR, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(1,000,000)	(600,000)	(81,265)
PLTR, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(225,000)	(135,000)	(4,984)
PLTR, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(280,000)	(168,000)	(598)
TSLA, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(1,250,000)	(750,000)	(90,566)
TSLA, Expires 12/11/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(200,000)	(120,000)	(8,373)
TSLA, Expires 12/18/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(1,250,000)	(750,000)	(93,078)
TSLA, Expires 12/24/26, P100%/60% EKI NC1 (Counterparty: Morgan Stanley Capital Services LLC)	(1,000,000)	(600,000)	(57,300)
TSLA, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Nomura Securities)	(300,000)	(180,000)	(9,975)
TSLA, Expires 12/4/26, P100%/60% EKI NC1 (Counterparty: Goldman Sachs International)	(375,000)	(225,000)	(1,838)
			(1,268,704)

Total Written Options (Premiums Received $1,114,750)			$(1,268,704)

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Securities with an aggregate market value of $5,510,096 have been pledged as collateral for options as of December 31, 2025.
(c)	Affiliated fund managed by Simplify Asset Management Inc.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.simplify.us.
(e)	Rate shown reflects the 7-day yield as of December 31, 2025.

Affiliates

Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Simplify Government Money Market ETF	$—	$11,119,849	$(31)	$31	$(9,859)	$11,109,990	111,000	$38,880	$—
	$—	$11,119,849	$(31)	$31	$(9,859)	$11,109,990	111,000	$38,880	$—

Abbreviations:

EKI	-	European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.

5

Simplify Exchange Traded Funds

Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Simplify Ancorato Target 25 Distribution ETF
Assets
Investments in unaffiliated securities, at value	$12,547,556
Investments in affiliated securities, at value	11,109,990
Cash	27,400
Receivables:
Capital shares	5,675,625
Securities sold	297,983
Interest	1,636
Total assets	29,660,190

Liabilities
Payables:
Written options	1,268,704
Investment advisory fees	13,335
Total liabilities	1,282,039
Net Assets	$28,378,151

Net Assets Consist of
Paid-in capital	$28,362,124
Distributable earnings (loss)	16,027
Net Assets	$28,378,151
Number of Common Shares outstanding	1,125,001
Net Asset Value, offering and redemption price per share	$25.23
Investments, at cost	$12,540,585
Investments in affiliated securities, at cost	$11,119,849
Premiums received	$1,114,750

See Notes to Financial Statements.

6

Simplify Exchange Traded Funds

Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Simplify Ancorato Target 25 Distribution ETF(1)
Investment Income
Affiliated dividend income	$38,880
Interest income	57,830
Total income	96,710

Expenses
Investment advisory fees	15,641
Total expenses	15,641
Net investment income (loss)	81,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(25)
Affiliated investments	31
Written options	616,795
Net realized gain (loss)	616,801
Net change in unrealized appreciation (depreciation) on:
Investments	6,971
Affiliated investments	(9,859)
Written options	(153,954)
Net unrealized gain (loss)	(156,842)
Net realized and unrealized gain (loss)	459,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$541,028

(1)	For the period November 17, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

7

Simplify Exchange Traded Funds

Statement of Changes in Net Assets

Simplify Ancorato Target 25 Distribution ETF
For the period November 17, 2025(1) to December 31, 2025 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$81,069
Net realized gain (loss)	616,801
Net change in net unrealized appreciation (depreciation)	(156,842)
Net increase (decrease) in net assets resulting from operations	541,028

Distributions	(525,001)

Fund Shares Transactions
Proceeds from shares sold	28,362,124
Value of shares redeemed	—
Net increase (decrease) in net assets resulting from fund share transactions	28,362,124
Total net increase (decrease) in Net Assets	28,378,151

Net Assets
Beginning of period	—
End of period	$28,378,151

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,125,001 (2)
Shares redeemed	—
Shares outstanding, end of period	1,125,001

(1)	Commencement of operations.
(2)	Shares not in increment of 25,000 shares, (a “Creation Unit”) represent the Adviser’s initial seed investment in connection with the commencement of operations.

See Notes to Financial Statements.

8

Simplify Exchange Traded Funds

Financial Highlights

Simplify Ancorato Target 25 Distribution ETF Selected Per Share Data	Period Ended December 31, 2025(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.11
Net realized and unrealized gain (loss)	0.72
Total from investment operations	0.83
Less distributions from:
Net investment income	(0.60)
Total distributions	(0.60)
Net Asset Value, end of period	$25.23
Total Return (%)	3.30	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$28
Ratio of expenses (%)	0.75	(d)(e)
Ratio of net investment income (loss) (%)	3.88	(d)
Portfolio turnover rate (%)(f)	0	(c)

(a)	For the period November 17, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.

9

Simplify Exchange Traded Funds

Notes to Financial Statements

December 31, 2025 (Unaudited)

1. Organization

Simplify Exchange Traded Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of December 31, 2025, the Trust consists of thirty eight investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on the Simplify Ancorato Target 25 Distribution ETF (the “Fund”). The Fund is a non-diversified series of the Trust.

Simplify Asset Management Inc. (the “Adviser”) serves as investment adviser to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

The Fund offers shares (“Shares”) that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Unlike mutual funds, the Fund issues and redeems Shares at net asset value (“NAV”) only in large specified lots consisting of 25,000 Shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of the Shares who are authorized participants may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

Fund	Investment Objectives
Simplify Ancorato Target 25 Distribution ETF	The Fund seeks to provide high monthly income.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board and the Adviser. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser as its valuation designee to execute these procedures pursuant to Rule 2a-5 under the 1940 Act. Independent pricing services may assist in calculating the value of the Fund’s portfolio securities. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Equity securities, ETFs, and preferred stocks are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1 of the fair value hierarchy.

Exchange traded options are valued at the mean between the current bid and ask prices on the exchange on which such options are traded. If a mean price is not available, the closing price is used. Exchange trade options are categorized as Level 1. Options with international equity exposure are marked to market using closing prices for the underlying and interpolated option implied volatilities obtained from mid-market prices for options on the same underlying of similar expiries and strike prices. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter options are valued based on prices provided by a broker.

Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Debt securities are generally categorized as Level 2 of the fair value hierarchy.

10

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

Money Market Funds are valued at NAV.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund’s may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures of the Adviser. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

●	Level 1 – Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2025 for the Fund based upon the three levels defined above:

Simplify Ancorato Target 25 Distribution ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$12,426,250	$—	$—	$12,426,250
U.S. Exchange-Traded Funds	11,109,990	—	—	11,109,990
Money Market Fund	121,306	—	—	121,306
TOTAL	$23,657,546	$—	$—	$23,657,546

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,268,704)	$—	$(1,268,704)
TOTAL	$—	$(1,268,704)	$—	$(1,268,704)

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount

11

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the Fund’s policy is to pay out dividends from net investment income monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Derivative Financial Instruments

In the normal course of business, the Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks: interest rate, credit, foreign exchange, commodity price, and equity price. In addition to its primary underlying risks, the Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Option Contracts

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a

12

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

Binary Option

OTC Options are complex instruments that have multiple components impacting the value of the options. The strike price, reference index, knock-in/knock-out rates, and observable/maturity dates are all inputs to the option value.

Binary Option		Put/Call	Description of option
AMD, Expires 11/20/26, P100%/60% EKI NC1	Autocallable	Put	AMD option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. If the reference index is above initial price, there is a knock-out event at the observation dates.
AMD, Expires 12/11/26, P100%/60% EKI NC1	Autocallable	Put	AMD option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. If the reference index is above initial price, there is a knock-out event at the observation dates.
AMD, Expires 12/4/26, P100%/60% EKI NC1	Autocallable	Put	AMD option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. If the reference index is above initial price, there is a knock-out event at the observation dates.
AMD/INTC/NVDA WOF, Expires 11/20/26, P100%/60% EKI NC1	Autocallable	Put	AMD/INTC/NVDA options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
AMD/INTC/NVDA WOF, Expires 11/27/26, P100%/60% EKI NC1	Autocallable	Put	AMD/INTC/NVDA options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.

13

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

AMD/INTC/NVDA WOF, Expires 12/11/26, P100%/60% EKI NC1	Autocallable	Put	AMD/INTC/NVDA options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
AMD/INTC/NVDA WOF, Expires 12/4/26, P100%/60% EKI NC1	Autocallable	Put	AMD/INTC/NVDA options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 60% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
COIN/MSTR WOF, Expires 11/20/20/26, P100%/50% EKI NC1	Autocallable	Put	COIN/MSTR options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 50% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
COST/W/WMT WOF, Expires 11/20/26, P100%/50% EKI NC1	Autocallable	Put	COST/W/WMT options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 50% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
COST/W/WMT WOF, Expires 11/27/26, P100%/50% EKI NC1	Autocallable	Put	COST/W/WMT options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 50% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
COST/W/WMT WOF, Expires 12/11/26, P100%/50% EKI NC1	Autocallable	Put	COST/W/WMT options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 50% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.
COST/W/WMT WOF, Expires 12/4/26, P100%/50%	Autocallable	Put	COST/W/WMT options are Worst of Put, whereby there are initial prices and if any one of the reference index falls below the 50% barrier, then there is a knock-in event on maturity date. The reference index with the lowest relative performance determines the payout. If all reference indexes are greater than the initial price, there is a knock-out event at the observation dates.

14

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

NFLX, Expires 12/24/26, P100%/60% EKI NC1	Autocallable	Put	NFLX option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
PLTR, Expires 12/11/26, P100%/60% EKI NC1	Autocallable	Put	PLTR option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
PLTR, Expires 12/18/26, P100%/60% EKI NC1	Autocallable	Put	PLTR option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
PLTR, Expires 12/24/26, P100%/60% EKI NC1	Autocallable	Put	PLTR option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
PLTR, Expires 12/4/26, P100%/60% EKI NC1	Autocallable	Put	PLTR option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
TSLA, Expires 12/24/26, P100%/60% EKI NC1	Autocallable	Put	TSLA option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
TSLA, Expires 12/11/26, P100%/60% EKI NC1	Autocallable	Put	TSLA option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
TSLA, Expires 12/18/26, P100%/60%	Autocallable	Put	TSLA option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.
TSLA, Expires 12/4/26, P100%/60% EKI NC1	Autocallable	Put	TSLA option is an European barrier knock-out option, whereby there is an initial price and if the reference index falls below the 60% barrier, then the option is terminated. On maturity date, if the reference index is below the 100% strike price, then the option is exercised.

15

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund’s derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities presented by underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives
Simplify Ancorato Target 25 Distribution ETF
Equity Contracts	Written options	$—	Written options	$1,268,704

For the period ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on written option contracts by risk type, as disclosed in the Statement of Operations, is as follows:

Fund	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Simplify Ancorato Target 25 Distribution ETF	Equity	$616,795	$(153,954)

For the period ended December 31, 2025, the average fiscal quarter end balances of outstanding derivative financial instruments were as follows:

Fund	Written Option Contracts (Contract Value)
Simplify Ancorato Target 25 Distribution ETF	$(1,268,704)

The Fund enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

The following table presents Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement or similar arrangement (collectively referred to as “MNA”) and net of the related collateral received/pledged by the Fund as of December 31, 2025:

Fund	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged(1)	Non-Cash Collateral Pledged(1)	Net Amount of Derivatives Liabilities
Simplify Ancorato Target 25 Distribution ETF
Goldman Sachs International	$61,522	$—	$—	$(61,522)	$—
HSBC Bank	535,543	—	—	(535,543)	—
Morgan Stanley Capital Services LLC	109,575	—	—	(109,575)	—
Nomura Securites	562,064	—	—	(562,064)	—
	$1,268,704	$—	$—	$(1,268,704)	$—

(1)	The actual collateral received and/or pledged may be more than amount shown.

16

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Ancorato (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for day-to-day management of the Fund’s credit portfolio, subject to supervision of the Adviser. The Adviser, not the Fund, pays the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser was entitled to receive a management fee, computed and accrued daily and payable monthly, at an annual rate equal to 0.75% of Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay substantially all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non- operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of the Fund.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund. Adviser Compliance Associates, LLC d/b/a ACA Group, a related party to the Distributor, also provides a Chief Compliance Officer to the Trust.

A Trustee and certain Officers of the Trust are also employees of the Adviser and/or an affiliate of the Distributor.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Simplify Ancorato Target 25 Distribution ETF	$11,119,849	$—

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Authorized participants pay a fixed transaction fee of $500 to the Fund’s custodian when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Fund may charge an additional variable fee of up to a maximum of 3% of the amount invested for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

6. Federal Income Taxes

The Fund commenced operations on November 17, 2025, therefore no federal income tax is available until the next Annual reporting period.

7. Segment Reporting

The Fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the President and Chief Executive Officer of the Fund. The CODM reviews the operating results of the Fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

17

Simplify Exchange Traded Funds

Notes to Financial Statements (Continued)

December 31, 2025 (Unaudited)

8. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

18

Simplify Exchange Traded Funds

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-772-8488; by visiting www.simplify.us; and on the SEC’s website at www.sec.gov.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.simplify.us.

19

(b)	See (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All trustees for regular compensation: $100,000, which is paid by the investment adviser.

(2)	Each trustee for in-person special board meeting compensation $1,250

(3)	All officers [None]

(4)	Each person of whom any officer or director of the Fund is an affiliated person Investment Adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations in Approval of Investment Advisory Agreement(Unaudited)

Simplify Aggregate Bond (“AGGH”), Simplify Bitcoin Strategy PLUS Income (“MAXI”), Simplify Commodities Strategy No K-1 (“HARD”), Simplify Enhanced Income (“HIGH”), Simplify Health Care (“PINK”), Simplify Hedged Equity (“HEQT”), Simplify High Yield (“CDX”), Simplify Interest Rate Hedge (“PFIX”), Simplify Intermediate Term Treasury Futures Strategy (“TYA”), Simplify Managed Futures Strategy (“CTA”), Simplify MBS ETF (“MTBA”), Simplify Multi-QIS Alternative (“QIS”), Simplify NEXT Intangible Core Index ETF (“NXTI”), Simplify Opportunistic Income (“CRDT”), Simplify Propel Opportunities (“SURI”), Simplify Short Term Treasury Futures Strategy (“TUA”), Simplify Treasury Option Income ETF (“BUCK”), Simplify Tara India Opportunities ETF (“IOPP”), Simplify US Equity PLUS Bitcoin Strategy (“SPBC”), Simplify US Equity PLUS Convexity (“SPYC”), Simplify US Equity PLUS Downside Convexity (“SPD”), Simplify US Equity PLUS Upside Convexity (“SPUC”), Simplify Volatility Premium (“SVOL”), and Simplify Volt Tesla Revolution (“TESL”)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 22, 2025 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of the Simplify Aggregate Bond (“AGGH”), Simplify Bitcoin Strategy PLUS Income (“MAXI”), Simplify Commodities Strategy No K-1 (“HARD”), Simplify Enhanced Income (“HIGH”), Simplify Health Care (“PINK”), Simplify Hedged Equity (“HEQT”), Simplify High Yield (“CDX”), Simplify Interest Rate Hedge (“PFIX”), Simplify Intermediate Term Treasury Futures Strategy (“TYA”), Simplify Managed Futures Strategy (“CTA”), Simplify MBS ETF (“MTBA”), Simplify Multi-QIS Alternative (“QIS”), Simplify NEXT Intangible Core Index ETF (“NXTI”), Simplify Opportunistic Income (“CRDT”), Simplify Propel Opportunities (“SURI”), Simplify Short Term Treasury Futures Strategy (“TUA”), Simplify Treasury Option Income ETF (“BUCK”), Simplify Tara India Opportunities ETF (“IOPP”), Simplify US Equity PLUS Bitcoin Strategy (“SPBC”), Simplify US Equity PLUS Convexity (“SPYC”), Simplify US Equity PLUS Downside Convexity (“SPD”), Simplify US Equity PLUS Upside Convexity (“SPUC”), Simplify Volatility Premium (“SVOL”), and Simplify Volt Tesla Revolution (“TESL”) (each a “Renewing Fund” and collectively, the “Renewing Funds”); the continuation of the sub-advisory agreement between SAMI, Volt, and the Trust on behalf of VCAR (the “Volt Sub-Advisory Agreement”); the continuation of the trading advisory agreement between SAMI, Altis, and the Trust on behalf of CTA and HARD (the “Altis Trading Advisory Agreement”); the continuation of the sub-advisory agreement between SAMI, Propel, and the Trust on behalf of SURI (the “Propel Sub-Advisory Agreement”); the continuation of the sub-advisory agreement between SAMI, Asterozoa, and the Trust on behalf of CRDT (the “Asterozoa Sub-Advisory Agreement”) collectively, the “Sub-Advisory Agreements”).

Appendix A-1

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the agreements. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the agreements on behalf of the Renewing Funds and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and the Sub-Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees discussed the personnel who perform services for the Renewing Funds, including their qualifications and experience, noting that since the Management Agreement was initially approved for the Renewing Funds, the Adviser had added additional resources and expertise, including personnel performing functions related to operations, financial reporting, risk management, portfolio management and trading. The Board considered the quality of the Adviser’s operational and compliance infrastructure supporting the Renewing Funds. They considered that the Adviser’s investment strategies, including its proprietary option overlay strategies that were applied to many of the Renewing Funds, noting that Adviser had built an experienced team of investment professionals with diverse expertise to provide high quality services to the Renewing Funds. The Trustees considered that the Adviser conducted competitor fund research and analysis to benchmark fees and performance, worked with brokers, counterparties and custodians to effectively implement each Renewing Fund’s strategy and provided services including trade execution, post-trade settlement and reporting and compliance monitoring to ensure the execution of each Renewing Fund’s investment objectives. They discussed that the Adviser oversaw the activities of the Renewing Funds’ other service providers, including the sub-adviser where applicable, and monitored adherence to the Renewing Funds’ investment restrictions, compliance with various policies and procedures, and with applicable securities regulations. After discussing and considering the full scope of services provided by the Adviser to the Renewing Funds, the Trustees agreed that the Adviser had delivered high quality services consistent with its responsibilities to the Renewing Funds and their respective shareholders.

Performance. The Trustees reviewed the Adviser’s management capabilities as demonstrated by the Renewing Funds’ performance and ability to meet their respective investment objectives. The Trustees discussed the Renewing Funds’ returns versus the returns of each Renewing Fund’s index, Morningstar category, peer group, and broad-based index over various time periods ended June 30, 2025. They discussed that the Renewing Funds’ peer groups were chosen by the Adviser both for their core exposure and having similar strategies for risk mitigation.

The Trustees noted that AGGH underperformed its peer group, but outperformed Morningstar category and index for the one-year period ended June 30, 2025, and outperformed its peer group, Morningstar category and index for the three-year and since inception periods ended June 30, 2025.

Appendix A-2

The Trustees discussed MAXI’s performance, noting the Fund outperformed its Morningstar category, but underperformed its peer group and index, the Nasdaq Bitcoin Reference Price Index, for the one-year period ended June 30, 2025. The Fund underperformed its index but outperformed its peer group and Morningstar Category for the since inception period ended June 30, 2025. The Board considered the Adviser’s explanation that MAXI trailed its index due to the cost of rolling futures.

The Trustees noted that each of HARD, HIGH, and IOPP outperformed their peer groups, Morningstar category, and indexes, for the one-year and since inception periods ended June, 30, 2025, and that each of PINK, CDX, CTA, PFIX and TESL outperformed their peer groups, Morningstar category and indexes for the one-, three-year and since inception periods ended June 30, 2025.

The Trustees noted that each of QIS, CRDT, BUCK and SURI underperformed their peer groups, Morningstar category, and indexes, for the one-year and since inception periods ended June 30, 2025, and that SVOL underperformed its peer group, Morningstar category and index for the one, three-year and since inception periods ended June 30, 2025.

The Trustees noted that TUA outperformed its peer group, Morningstar category, and index for the one-year period ended June, 30, 2025, but underperformed its peer group, Morningstar category and index for the since-inception period ended June 30, 2025. They noted further that TYA outperformed its peer group, Morningstar category and index for the one-year period, but, underperformed its peer group, Morningstar category and index for the three-year and since inception periods ended June 30, 2025.

The Trustees discussed HEQT’s performance, noting the Fund outperformed its peer group and Morningstar Category for the one-, three-year and since inception periods, but underperformed its index for the one-, three-year and since inception periods ended June 30, 2025.

The Trustees noted that MTBA underperformed its peer group, Morningstar category, and index for the one-year period, but outperformed its peer group, Morningstar category and index for the since inception period ended June 30, 2025.

The Trustees discussed NXTI’s performance, noting the Fund outperformed its peer and Morningstar Category for the one-year and since inception periods ended June 30, 2025, but underperformed its index during the one-year and since inception periods ended June 30, 2025.

The Trustees then discussed SPBC’s performance, noting that the Fund outperformed its index for the one-, three-year and since inception periods ended June 30, 2025, underperformed its peer group and Morningstar category for the one- and three-year periods ended June 30, 2025, and outperformed its peer and Morningstar category for the since-inception period ended June 30, 2025.

The Trustees then discussed SPUC’s performance, noting that the Fund underperformed its peer group, Morningstar category and index for the one-year period ended June 30, 2025, outperformed its peer group, Morningstar category and index for the three-year period ended June 30, 2025, underperformed its index for the since inception period, and outperformed its Morningstar category for the since inception period ended June 30, 2025.

Appendix A-3

The Trustees then discussed SPD’s performance, noting that the Fund outperformed its peer group, Morningstar category and index for the one-year period ended June 30, 2025, underperformed its peer group, Morningstar category and index for the three-year period ended June 30, 2025 and underperformed its Morningstar category and index for the since-inception period.

The Trustees then discussed SPYC’s performance, noting that the Fund outperformed its peer group and Morningstar category, but underperformed its index for the one-year period ended June 30, 2025, underperformed its peer group, Morningstar category and index for the three-year period ended June 30, 2025, and underperformed its index and Morningstar category for the since inception period ended June 30, 2025.

The Trustees then discussed SVOL’s performance, noting that the Fund underperformed its peer group, Morningstar category and index for the one-, three-year period and since inception periods ended June 30, 2025.

The Trustees recalled that they regularly received from the Adviser performance data, analyses, and reports regarding each Renewing Fund’s index tracking, premium/discount, and intraday trading spreads, among other things, which was considered in the renewal deliberations. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. Taking all factors into consideration, the Trustees concluded that SAMI had the tools to continue to deliver favorable returns to the shareholders of the Renewing Funds and the returns of each Fund were acceptable.

Fees and Expenses. The Trustees considered the advisory fees and expenses for the Renewing Funds, including the Adviser’s rationale therefor, as well as comparative fee data for a universe of unaffiliated ETFs and mutual funds with similar strategies to those of the Renewing Funds (collectively, the “Peer Groups”), the details of which were included in Meeting Materials. The Trustees considered and considered the Adviser’s observations and analysis of the variation among the funds in the Peer Groups, the relevant Morningstar category, and the Renewing Funds, noting any relevant differences between the Renewing Funds and Peer Groups that may explain variations in the advisory fees. They discussed the Adviser’s belief that the current advisory fees reflect the uniqueness of a Fund’s strategies and depth of expertise offered in managing the Funds.

They noted that the contractual annual management fee for each Renewing Fund was 0.50%, with the exceptions of MAXI at 0.85%, HARD and CTA at 0.75%, MTBA, TYA, NXTI and TUA at 0.25%, IOPP and QIS at 1.00%, CRDT and TESL at 0.95%, SURI at 2.75% and BUCK at 0.35%. They considered that each was a unitary fee and noted that the adviser had waived a portion of its management fee for several of the Renewing Funds during the period.

They noted that for AGGH, HIGH, SURI, IOPP, TESL, CRDT and NXTI, CRDT, IOPP, SPYC, SPD, SPUC, SVOL and TESL, the advisory fee was higher than both the peer group average and the Morningstar category average, but that for each of AGGH, HARD, HIGH, SURI, TYA, TUA, CRDT and IOPP select constituents within each Peer Group included passive funds, which effectively lowers the average management fee, and that relative to the Morningstar category, the Adviser believes it to be reasonable due to the active management of the Funds as the broader Morningstar category includes passively-managed funds. The Trustees also indicated that with respect to TESL, due the Fund’s unique approach relative to its peer group and Morningstar category, the Adviser believes it to be reasonable due to the active management of the Fund and the implementation of the option overlay to create convexity in the portfolio.

Appendix A-4

The Trustees then observed that for SPBC, MTBA, CDX, PINK and CTA, the advisory fee was lower than both the peer group and Morningstar category averages. The Trustees then noted that for MAXI, HEQT and NXTI, , the advisory fee was higher than the peer group, and lower than the Morningstar category averages, and that for BUCK, PFIX, SPYC, SPD, SPUC, SVOL and QIS, the advisory fee was lower than the peer group and higher than the Morningstar category averages. The Trustees noted that for CDX, the advisory fee was equal to the peer group average, and lower than the Morningstar Category.

The Trustees considered that no payments were made by the Renewing Funds to the Adviser other than the management fees. The Trustees discussed the fee waivers provided by the Adviser for certain Funds. The Trustees agreed that the management fees were not unreasonable.

Profitability. The Trustees reviewed the profit analysis provided by the Adviser and observed that, at current asset levels, the Adviser was modestly profitable with respect to three of the Renewing Funds, but realized a loss with respect to the other Renewing Funds. They concluded excess profitability was not a concern with respect to any of the Renewing Funds.

Economies of Scale. The Trustees considered the potential for the Adviser to experience economies of scale in the provision of services to each of the Renewing Funds and the extent to which such benefits were shared with shareholders. They considered the Adviser’ position that the current advisory fees already reflected the potential economies of scale that would be realized by the Adviser when the assets of the Renewing Funds grew in size. The Trustees determined that the Board would continue to evaluate breakpoints for each Renewing Fund as assets increased.

The Independent Trustees met in executive session with the Trust CCO and Counsel to discuss the proposed renewal of the Management Agreement, then met separately with Counsel to the exclusion of the Trust COO.

Conclusion. Upon reconvening, the Board unanimously determined that it had received all information reasonably necessary to reach its conclusion that it was in the best interests of the Renewing Funds and their shareholders to renew the Management Agreement. The Board’s determination was based on the totality of the information reviewed and not any single factor.

Appendix A-5

Simplify Volt TSLA Revolution ETF—Sub-Advisory Agreement (Volt Equity LLC)

Nature, Extent, and Quality of Service. The Trustees acknowledged that Volt Equity LLC (“Volt”) provided research, analysis and recommendations to the Adviser. They reviewed the background information on the key investment personnel responsible for servicing TESL, considering their qualifications and education, and noted the investment team’s experience with research and technology. The Trustees discussed Volt’s practices for monitoring compliance with TESL’s investment limitations, noting that Volt utilized spreadsheet software to help monitor compliance with TESL’s investment limitations. The Trustees observed that Volt reported no material compliance issues. The Trustees agreed that Volt had provided quality services to the Adviser and TESL.

Performance. The Trustees noted that TESL significantly outperformed the S&P 500 Total Return Index for the one-and three-year periods ended June 30, 2025. They discussed the Adviser’s comment that TESL’s outperformance to the S&P was due to the concentrated focus on Tesla and the momentum rotation strategy powered by AI analysis. The Trustees concluded that performance was acceptable.

Fees and Expenses. The Trustees reviewed the sub-advisory fees for TESL, including Volt’s rationale therefore, as well as certain comparative fee data. The Board considered the portion of the advisory fee paid by the Adviser to Volt for serving as sub-adviser to TESL and the fee paid to Volt for providing investment management services to another fund. The Trustees agreed that the sub-advisory fee was not unreasonable in light of Volt’s role in determining the composition of TESL’s portfolio.

Profitability. The Trustees reviewed the profit analysis provided by Volt, noting that Volt was sub-advising TESL at a loss. The Board noted that Volt projected making a profit in connection with TESL if the certain asset levels were achieved. The Trustees agreed that excess profits were not a concern at this time.

Economies of Scale. The Trustees considered whether Volt would realize economies of scale with respect to the sub-advisory services provided to TESL. The Trustees agreed to revisit the issue if TESL achieved meaningful growth.

Conclusion. The Adviser confirmed its satisfaction with the services provided by Volt and recommended renewal of the Volt Sub-Advisory Agreement. Having requested and received such information from Volt as the Trustees believed to be reasonably necessary to evaluate the terms of the Volt Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Volt Sub-Advisory Agreement for an additional year was in the best interests of TESL and its shareholders.

Appendix A-6

Simplify Managed Futures Strategy ETF and Simplify Commodities Strategy No K-1 ETF—Trading Advisory Agreement (Altis Partners (Jersey) Limited)

Nature, Extent, and Quality of Service. The Trustees reviewed the background information on the key investment personnel responsible for servicing CTA and HARD, considering their qualifications and education, and noting the investment team’s experience as a trading adviser. The Board observed a few changes in Altis Partners Jersey Limited (“Altis”) personnel since the last approval of the Altis Trading Advisory Agreement. The Trustees discussed the firms practices for monitoring compliance with CTA’s and HARD’s investment limitations, noting that Altis had a strong internal oversight function, and internally monitors trading, NAV, performance, exchange traded minimum margin limits and broker statement checks. The Trustees discussed the various controls utilized by Altis to monitor compliance with the rules and regulations of both the Jersey Financial Services Commission and U.S. regulation under the CFTC and NFA. The Trustees observed that Altis reported no material compliance issues since the most recent renewal of the Altis Trading Advisory Agreement. The Trustees agreed that Altis had provided quality services to CTA and HARD.

Performance. The Trustees reviewed CTA’s annualized returns for the one-year and since-inception periods ended June 30, 2025, noting that CTA outperformed the SG CTA Index during this time. They then noted that over the past year, the short-term interest rate sector had contributed the most to performance. The Trustees observed that CTA suffered a major setback in March 2023, when the insolvency of Silicon Valley Bank triggered an extreme move higher in money market instrument pricing, leading to a fast drawdown in CTA’s performance. The Trustees then reviewed the performance of CTA against a peer fund, noting that CTA achieved relative outperformance. The Trustees agreed the performance of CTA was acceptable.

The Trustees reviewed HARD’s annualized returns for the one-year and since-inception periods ended June 30, 2025, noting that during the one-year and since inception periods ended June 30, 2025, HARD underperformed the SG CTA Index and SG Trend index. They then noted that HARD’s performance has been relatively flat since inception but appears to be a little more volatile in the past year and is down mildly on a trailing one-year basis due to broadly range trading price action in commodities with no persistent uptrend in metals, choppy bearish action in energy and a persistent downtrend in agricultural commodities. The Trustees then observed that grains have been the largest contributor to performance since inception, and that energy and metals have been the largest detractor from performance since inception. The Trustees noted that the Adviser remains optimistic that commodities enter a broad uptrend later this year, as the Fed cuts rates. The Trustees agreed the performance of HARD was acceptable.

Fees and Expenses. The Trustees reviewed the fees paid by SAMI to Altis for serving as futures adviser to CTA and HARD, as well as certain comparative fee information, including the fees paid by other accounts managed by Altis. The Board observed that Altis’ fees for CTA and HARD are less than the average for other accounts managed by Altis and are the lowest fees across Altis’ existing products. The Trustees considered the allocation of advisory fees among the Adviser and Altis in light of their respective duties. The Trustees agreed that Altis’ fees were not unreasonable.

Appendix A-7

Profitability. A representative of the Adviser provided to the Trustees the total fees paid by the Adviser to Altis in the past year. The Trustees noted that the amount of fees paid to Altis by the Adviser were very modest. The Trustees noted that there were no profits for HARD for the period ended June 30, 2025, but that CTA experienced modest profitability over the same period. They agreed that the profits were not unreasonable.

Economies of Scale. The Trustees considered whether Altis had realized economies of scale with respect to the sub-advisory services provided to CTA and HARD and agreed this was unlikely given the CTA’s and HARD’s asset levels. The Trustees agreed to revisit the issue if CTA or HARD achieved meaningful growth.

Conclusion. The Adviser confirmed its satisfaction with the services provided by Altis and recommended renewal. Having requested and received such information from Altis as the Trustees believed to be reasonably necessary to evaluate the terms of the Altis Trading Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Altis Trading Advisory Agreement for an additional year was in the best interests of CTA and HARD and their shareholders.

Simplify Propel Opportunities ETF – Sub-Advisory Agreement (Propel Bio Management, LLC)

Nature, Extent, and Quality of Service. The Trustees reviewed the background information on the key investment personnel responsible for servicing SURI, considering their qualifications and education, and noting the investment team’s experience as a trading adviser. The Trustees discussed Propel Bio Management, LLC’s (“Propel”) practices for monitoring compliance with SURI’s investment limitations, noting that Propel had a strong internal program for oversight of various Fund related matters. The Trustees noted that Propel utilized a number of controls to monitor compliance with the rules and regulations of both the Jersey Financial Services Commission, the SEC, CFTC and NFA. The Trustees observed that Propel reported no material compliance issues. The Trustees agreed that Propel had provided quality services to SURI.

Performance. The Trustees reviewed SURI’s annualized returns for the one-year and since inception periods ended June 30, 2025, noting that SURI outperformed similarly managed accounts – Propel Bio Partners L.P. for the one-year and since inception periods ended June 30, 2025. The Trustees then reviewed the performance of SURI against the Propel Bio Partners L.P., Propel’s private fund (the “Private Fund”), noting that the Private Fund contains a heavier weighting of small/mid-cap companies compared to other biotech and healthcare focused funds and indexes. The Trustees noted Propel’s belief that small and mid-cap companies provide unique opportunities for investment and above market returns. The Trustees agreed the performance of SURI was acceptable.

Fees and Expenses. The Trustees reviewed the sub-advisory fees for SURI paid by the Adviser, noting that Propel’s sub-advisory fee, before any performance fee, is slightly higher than the management fee Propel charges to the Private Fund but acknowledged that the Private Fund is subject to a performance fee. The Trustees noted the Sub-Adviser’s belief that the fee is reasonable due to the additional compliance expenses that are required to offer its investment strategy as an ETF. The Trustees also acknowledged that the Sub-Adviser notes that the amount of research and due diligence required to implement the Fund’s strategy is typically only offered in private funds that charge both management and performance fees, and that Propel does not receive a performance fee for serving as sub-adviser to SURI. The Trustees considered the allocation of advisory fee among the Adviser and Propel in light of their respective duties. The Trustees agreed that the sub-advisory fee was not unreasonable.

Appendix A-8

Profitability. The Trustees observed that Propel did not experience a profit in connection with managing SURI for the period ended June 30, 2025, which assumed that 64% of Propel’s effort was dedicated to SURI, based on average assets under management over the last twelve months. The Trustees agreed that the profits were not unreasonable.

Economies of Scale. The Trustees considered whether Propel had realized economies of scale with respect to the sub-advisory services provided to SURI and noted that the Adviser’s management fee contained breakpoints as certain asset levels were achieved. The Trustees noted that as net assets of the Fund are currently near $100 million, SURI is still significantly short of the first breakpoint.

Conclusion. The Adviser confirmed its satisfaction with the services provided by Propel and recommended renewal. Having requested and received such information from Propel as the Trustees believed to be reasonably necessary to evaluate the terms of the Propel Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Propel Sub-Advisory Agreement for an additional year was in the best interests of SURI and its shareholders.

Simplify Opportunistic Income ETF – Sub-Advisory Agreement (Asterozoa Capital, LLC)

Nature, Extent, and Quality of Service. The Trustees reviewed the background information on the key investment personnel responsible for servicing CRDT, considering their qualifications and education, and experience. The Board noted that there were no changes in Asterozoa Capital, LLC (“Asterozoa”) personnel since the last approval of the Asterozoa Advisory Agreement. The Trustees discussed Asterozoa’s practices for monitoring compliance with CRDT’s investment limitations, noting that Asterozoa had a strong internal oversight function. The Trustees observed that Asterozoa reported no material compliance issues. The Trustees agreed that Asterozoa had provided quality services to CRDT.

Performance. The Trustees reviewed CRDT’s returns for the one-year and since-inception periods ended June 30, 2025, noting that during the one-year and since inception periods ended June 30, 2025, CRDT outperformed the Bloomberg U.S. Universal Total Return Index due to, among others, positions in High Yield corporate bonds, US Treasury yield curve steepeners and mortgage REITs and detractors from performance included emerging market bonds and distressed corporate preferred stocks. The Trustees then reviewed the performance of CRDT against its Morningstar Category, noting CRDT modestly underperformed the Multisector Bond category while acknowledging Asterozoa’s positions that many of the funds in the category have much different positionings, weightings, and/or allocations. The Trustees agreed the performance of CRDT was acceptable.

Appendix A-9

Fees and Expenses. The Trustees reviewed the sub-advisory fees for CRDT paid by the Adviser to Asterozoa, as well as certain comparative fee, including fees paid by other accounts managed by Asterozoa. The Trustees considered the allocation of advisory fees among the Adviser and Asterozoa in light of their respective duties. The Trustees agreed that the sub-advisory fee was not unreasonable.

Profitability. A representative of the Adviser provided to the Trustees the total fees paid by the Adviser to Asterozoa in the past year, noting these were very modest. They noted that the Fund was profitable for the period ended June 30, 2025, and they agreed that the profits from the fees could not be considered unreasonable. The Trustees noted that profits are used to compensate owner personnel, as the profits flow into Asterozoa’s revenue, part of which is used to pay employees’ salaries. The Trustees then noted that Asterozoa is waiving a portion of its sub-advisory fee.

Economies of Scale. The Trustees considered whether Asterozoa had realized economies of scale with respect to the sub-advisory services provided to CRDT and agreed this was unlikely given the CRDT’s asset levels. The Trustees agreed to revisit the issue if CRDT achieved meaningful growth.

Conclusion. The Adviser confirmed its satisfaction with the services provided by Asterozoa and recommended renewal. Having requested and received such information from Asterozoa as the Trustees believed to be reasonably necessary to evaluate the terms of the Asterozoa Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the Asterozoa Sub-Advisory Agreement for an additional year was in the best interests of CRDT and its shareholders.

Simplify Tara India Opportunities ETF – Sub-Advisory Agreement (System 2 Advisors, L.P.)

Nature, Extent, and Quality of Service. The Trustees considered that System 2 Advisors, L.P (“S2”) serves as the investment adviser to a group of private investment funds focused on investments in India. The Trustees further noted that S2 also serves as sub-adviser to one large cap equity mutual fund. The Trustees discussed the qualifications of the personnel who provide services to IOPP on a day-to-day basis, noting there have been no changes. The Trustees also discussed that S2 is responsible for managing the Fund’s investment portfolio within the guidelines and objectives defined in the Fund’s prospectus, and makes buy and sell decisions, conducts research and implements investment strategies to achieve the Fund’s objective. The Trustees noted that S2 assesses and manages risks associated with the Fund’s investments, including monitoring portfolio concentrations, sector exposure and other risk factors, and that S2 is responsible for determining the appropriate asset allocation within the portfolio. The Trustees concluded that, in conjunction with the Adviser, S2 provides high quality service to IOPP and its shareholders.

Performance. The Trustees reviewed the returns IOPP against similarly managed accounts, noting that the Fund underperformed the similarly managed accounts for the one-year period ended June 30, 2025. The Trustees noted further that the Fund’s custodian charged the Fund substantially higher FX fees as compared with the private fund, and that there are no material factors with respect to the investment program that impacted performance. The Trustees considered S2’s experience managing India-focused funds as well as a registered investment company and concluded that S2 had the ability to deliver favorable returns to the shareholders of the Fund.

Appendix A-10

Fees and Expenses. The Trustees reviewed the sub-advisory fees for IOPP paid by the Adviser to S2, as well as certain comparative fee, including fees paid by other accounts managed by S2. The Trustees considered the allocation of advisory fees among the Adviser and S2 in light of their respective duties. The Trustees discussed the fees charged by S2 to other funds that it managed. The Trustees agreed that the proposed sub-advisory fee was not unreasonable.

Profitability. A representative of the Adviser provided to the Trustees the total fees paid by the Adviser to S2 in the past year, noting these were very modest. They noted that the Fund was profitable to S2 for the period ended June 30, 2025, and they agreed that the profits from the fees could not be considered unreasonable. The Trustees noted that S2 allocated the first expenses by assets under management split, noting that the IOPP process does not increase S2 costs as S2 continues to manage a similar portfolio in private fund format.

Economies of Scale. The Trustees considered whether S2 had realized economies of scale with respect to the sub-advisory services provided to IOPP and agreed this was unlikely given IOPP’s current asset levels. The Trustees agreed to revisit the issue if IOPP achieved meaningful growth.

Conclusion. The Adviser confirmed its satisfaction with the services provided by S2 and recommended renewal. Having requested and received such information from S2 as the Trustees believed to be reasonably necessary to evaluate the terms of the S2 Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the continuation of the S2 Sub-Advisory Agreement for an additional year was in the best interests of IOPP and its shareholders.

Appendix A-11

Board Considerations in Approval of Investment Advisory Agreement(Unaudited)

Simplify Ancorato Target 25 Distribution ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on February 20, 2025 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the advisory agreement between Trust and Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) on behalf of Simplify Target 25 Distribution ETF (“XXV”) (the “Advisory Agreement”).

Nature, Extent, and Quality of Service. The Trustees noted that Simplify was founded in 2020, currently provides investment advice and investment management services to thirty-one exchange-traded funds, three funds were added in the last quarter and managed approximately $6.09 billion in assets as of December 31, 2024. They acknowledged that the Adviser specialized in offering a variety of innovative, efficient and differentiated investment strategies and solutions to meet the evolving needs of investors. The Trustees then reviewed the background information of the key investment personnel that would be responsible for servicing XXV and noted their extensive industry experience. The Trustees discussed that the Adviser would manage the day-to-day portfolio selection, administration, trade execution and compliance monitoring for each New Fund, and serve as the valuation designee and derivatives risk manager. They noted the Adviser’s belief that XXV would provide investors with diverse exposure to differentiated areas of the market, expanding the Trust’s current offerings and allowing for risk mitigation, diversification and potential return enhancement using proprietary overlays. The Trustees noted that the financial condition of the Adviser was sufficient for the Adviser to provide the duties required under the Advisory Agreement and to support the launch of XXV. The Trustees agreed that the Adviser had sufficient personnel resources to service XXV and concluded that, based on the Board’s experience with the Adviser, the Adviser would provide high quality service to XXV and their respective shareholders

Performance. The Trustees reviewed the investment objective of XXV and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of December 31, 2024, noting that the strategy underperformed the benchmark for the since-inception period July 21, 2017 through December 31, 2024, but outperformed the benchmark for the one- and five- year period ended December 31, 2024. The Trustees considered the Adviser’s experience in managing income generating option strategies.

Fees and Expenses. The Trustees discussed the Adviser’s criteria for selecting the constituents in each peer group (each a “Peer Group”), including the use of mutual funds as relevant comparisons. The Trustees further discussed the Morningstar category for XXV.

Appendix B-1

The Trustees discussed the proposed annual advisory fee of 0.75% and estimated net expense ratio of 0.75%. The Trustees noted that the proposed advisory fee and net expense ratio were higher than averages of the Adviser’s selected Peer Group and advisory fee of Morningstar US Fund Derivative Income Category, but lower than the net expense ratio of Morningstar US Fund Derivative Income Category. The Trustees concluded that the proposed fees to be charged by the Adviser were not unreasonable, as it reflects the specialized nature of the XXV’s barrier put spread sub-strategy. They noted the Adviser’s belief that the fees are justified by XXV’s differentiated investment strategy, active risk controls and potential to deliver an attractive risk-adjusted return for investors.

Profitability. The Trustees reviewed the profit analyses provided by Simplify. They noted that because the XXV had not yet commenced operations, the profitability analysis provided was estimated based on projected asset growth over the first 24 months of operations. The Trustees acknowledged that XXV projected making a profit in the first and second year of operations, before marketing expenditures. The Trustees then concluded that based on the information provided by the Adviser, the estimated profitability was not excessive with respect to XXV.

Economies of Scale. The Trustees considered whether economies of scale would likely be realized by the Adviser during the initial term of the proposed Advisory Agreement. They discussed XXV’s prospects for growth. They then discussed whether the Adviser would benefit from economies of scale related to XXV from lower variable costs and decreasing impact of fixed costs. Based on these and other considerations, the Trustees agreed that economies of scale were unlikely to be realized during the initial term of the Advisory Agreement and would be revisited at the first contract renewal in two years.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Advisory Agreement was in the best interests of XXV and its respective future shareholders.

Simplify Anocorato Target 25 Distribution ETF – Sub-Advisory Agreement (Legacy Investment Solutions, dba Ancorato)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on August 22, 2025 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreement between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and Legacy Investment Solutions, dba Ancorato (“Legacy Wealth”), and the Trust on behalf of Simplify Ancorato Target 25 Distribution ETF (“XXV”) (the “Sub-Advisory Agreement”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the agreement on behalf of XXV and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Appendix B-2

Nature, Extent, and Quality of Service. The Trustees noted that Legacy Wealth, founded in 2022, is an SEC-registered investment adviser based in Boise, Idaho which provides sub-advisory investment management services to independent wealth managers and their client portfolios. They noted that, as of June 30, 2025, Legacy Wealth had approximately $265 million in assets under management. The Trustees then noted that Legacy Wealth specializes in structured product-based strategies, particularly actively managed portfolios of structured notes. They considered the corporate structure of Legacy Wealth and the resources of the organization. The Trustees acknowledged that Legacy Wealth would work with the Adviser to provide investment recommendations customized to the Fund’s goals, risk tolerance and time horizon. They reviewed the background information of the personnel that would be responsible for servicing the Fund taking into account the portfolio manager’s strong background and experience, and the recent addition of investment personnel. The Trustees discussed Legacy Wealth’s investment approach, as discussed earlier in the Meeting by the Legacy Representatives. The Trustees concluded that Legacy Wealth was capable of providing quality service to XXV and its future shareholders.

Performance. The Trustees reviewed the investment objective of XXV and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of June 30, 2025, noting that the strategy underperformed the benchmark for the one- and three-year periods ended June 30, 2025, but outperformed the benchmark for the since inception period ended June 30, 2025. The Trustees noted that the performance reflects the actual performance history of Legacy Wealth’s High Income Structured Note Strategy, which has similar core elements as the XXV, but differs in important ways, which they acknowledged. The Trustees considered that the Adviser had assessed and recommended Legacy Wealth and believed it had the resources to deliver favorable returns to the future shareholders of XXV.

Fees and Expenses. The Trustees acknowledged that Simplify, rather than the XXV, would pay Legacy Wealth an annual sub-advisory fee equal to 0.375% of XXV’s average net assets. They noted that Legacy Wealth currently manages another account using the strategy proposed for XXV, and considered the fee charged by Legacy Wealth under the terms of the Sub-Advisory Agreement. They discussed with Legacy Wealth, the fees charged, acknowledging the differences in product type and structure. The Trustees considered the allocation of advisory fees among the Adviser and Legacy Wealth in light of their respective duties. The Trustees agreed that the proposed sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profit analysis provided by Legacy Wealth. They noted that because XXV had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that Legacy Wealth projected making a profit during each year of the initial two-year term, assuming a 50/50 split of the management fee between the Adviser and Legacy Wealth, and if estimated asset levels were achieved. The Trustees acknowledged that the estimated profits are not unreasonable for an active manager generating 25% income levels with little principal loss. The Trustees then concluded that based on the information provided by Legacy Wealth, the estimated profitability was not excessive.

Appendix B-3

Economies of Scale. The Trustees considered whether Legacy Wealth would realize economies of scale with respect to the sub-advisory services provided to XXV. The Trustee agreed that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the estimated growth of XXV.

Conclusion. Having requested and received such information from Legacy Wealth as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Legacy Sub-Advisory Agreement was in the best interests of XXV and its future shareholders.

Appendix B-4

Board Considerations in Approval of Investment Advisory Agreement(Unaudited)

Simplify Government Money Market ETF and Simplify VettaFi Private Credit Strategy ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on May 19, 2025 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) and the Trust, on behalf of the Simplify Government Money Market ETF (“SBIL”) and Simplify Private Credit Strategy ETF (“PCR”) (each a “New Fund” and collectively, the “New Funds”).

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the agreements. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the agreements on behalf of the New Funds and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Service. The Trustees noted that Simplify was founded in 2020, currently provides investment advice and investment management services to thirty-six exchange-traded funds and managed approximately $7.16 billion in assets as of March 31, 2025. They acknowledged that the Adviser specialized in offering a variety of innovative, efficient and differentiated investment strategies and solutions to meet the evolving needs of investors. The Trustees then reviewed the background information of the key investment personnel that would be responsible for servicing each New Fund and noted their extensive industry experience. The Trustees discussed that the Adviser would manage the day-to-day portfolio selection, administration, trade execution and compliance monitoring for each New Fund, and serve as the valuation designee and derivatives risk manager. They noted the Adviser’s belief that the New Funds would provide investors with diverse exposure to differentiated areas of the market, expanding the Trust’s current offerings and allowing for risk mitigation, diversification and potential return enhancement using proprietary overlays. The Trustees noted that the financial condition of the Adviser was sufficient for the Adviser to provide the duties required under each New Fund’s Advisory Agreement and to support the launch of each New Fund. The Trustees agreed that the Adviser had sufficient personnel resources to service each New Fund and concluded that, based on the Board’s experience with the Adviser, the Adviser would provide high quality service to each New Fund and their respective shareholders.

Appendix C-1

Performance.

Government Money Market ETF. The Trustees reviewed the investment objective of the Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of March 31, 2025, noting that the strategy slightly outperformed the benchmark for the one- and five-year periods ended March 31, 2025, but slightly underperformed the benchmark for the ten-year and since inception periods ended March 31, 2025. The Trustees noted that the Fund will follow Rule 2a-7 requirements for government money market funds, maintaining high liquidity standards and short portfolio maturities.

VettaFi Private Credit Strategy ETF. The Trustees reviewed the investment objective of the Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of March 31, 2025, noting that the strategy outperformed the Index for the one-year and since-inception periods ended March 31, 2025, but that it underperformed the Index for the five-year period ended March 31, 2025. The Trustees noted that the Fund may invest up to 20% of its assets in derivatives to manage credit and interest rate risks, and that the Fund would employ a sampling strategy to track the Index. The Trustees considered the Adviser’s experience in managing income generating option strategies.

Taking all factors into consideration and recognizing that the back-tested returns were not those of an actual account, the Trustees concluded that the Adviser was capable of delivering favorable returns to the shareholders of each New Fund.

Fees and Expenses. The Trustees discussed the Adviser’s criteria for selecting the constituents in each peer group (each a “Peer Group”), including the use of mutual funds as relevant comparisons. The Trustees further discussed the Morningstar category for the New Fund.

Government Money Market ETF. The Trustees discussed the proposed annual advisory fee of 0.15% and estimated net expense ratio of 0.15%. The Trustees noted that the proposed advisory fee and net expense ratio were lower than averages of the Adviser’s selected Peer Group and Morningstar US Funds Money Market-Taxable Category. The Trustees concluded that the proposed fees to be charged by the Adviser were not unreasonable.

VettaFi Private Credit Strategy ETF. The Trustees discussed the proposed annual advisory fee of 0.75% and estimated net expense ratio of 0.76%. The Trustees noted that the proposed advisory fee is higher than the Adviser’s selected Peer Group average and modestly higher than the Morningstar US Fund Nontraditional Bond category, and that the Fund’s proposed net expense ratio is lower than the average of the Adviser’s selected Peer Group and Morningstar US Fund Nontraditional Bond category. The Trustees considered the Fund’s bespoke investment strategy, which combines private credit sector exposure with an actively managed credit hedge strategy, noting the Adviser believed the advisory fee to be justified given there were no other funds in the marketplace that offer a similar strategy with a credit hedge component. The Trustees also considered that the Adviser would actively select a subset of securities in the Index, rather than passively tracking the Index, which would require additional resources, and that the Adviser believed this further justified the slightly higher fee.

Appendix C-2

The Trustees acknowledged that the fees to be charged by the Adviser were competitive with the fees charged by similar registered funds. They concluded that the proposed fees to be charged by the Adviser were well within reason for each strategy and were not unreasonable.

Profitability. The Trustees reviewed the profit analyses provided by Simplify. They noted that because the New Funds had not yet commenced operations, the profitability analysis provided was estimated based on projected asset growth over the first 24 months of operations. The Trustees acknowledged that the Adviser anticipated making a profit in the first and second year of SBIL’s operations. The Trustees noted further that the Adviser anticipated earning a modest profit in year one for PCR and a higher profit in year two. The Trustees then concluded that based on the information provided by the Adviser, the estimated profitability was not excessive with respect to either of the New Funds

Economies of Scale. The Trustees considered whether economies of scale would likely be realized by the Adviser during the initial term of the proposed Advisory Agreement. They discussed each New Fund’s prospects for growth. They then discussed whether the Adviser would benefit from economies of scale related to each New Fund from lower variable costs and decreasing impact of fixed costs. Based on these and other considerations, the Trustees agreed that economies of scale were unlikely to be realized during the initial term of the Advisory Agreement and would be revisited at the first contract renewal in two years.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Advisory Agreement was in the best interests of each New Fund and its respective future shareholders.

Appendix C-3

Board Considerations in Approval of Investment Advisory Agreement(Unaudited)

Simplify US Equity PLUS Managed Futures Strategy ETF

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Simplify Exchange Traded Funds (the “Trust”) held on November 10, 2025 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the advisory agreement between Trust and Simplify Asset Management, Inc. (the “Adviser” or “Simplify”) on behalf of Simplify US Equity PLUS Managed Futures Strategy ETF (the “Fund”) (the “Advisory Agreement”).

Nature, Extent, and Quality of Service. The Trustees noted that Simplify was founded in 2020, currently provides investment advice and investment management services to thirty-five exchange-traded funds and managed approximately $10.6 billion in assets as of September 30, 2025. They acknowledged that the Adviser specialized in offering a variety of innovative, efficient and differentiated investment strategies and solutions to meet the evolving needs of investors. The Trustees then reviewed the background information of the key investment personnel that would be responsible for servicing the Fund and noted their extensive industry experience. The Trustees discussed that the Adviser would manage the day-to-day portfolio selection, administration, trade execution and compliance monitoring for the Fund, and serve as the valuation designee and derivatives risk manager. They noted the Adviser’s belief that the Fund would provide investors with exposure to unique and differentiated areas of the market, expanding the Trust’s current offerings. The Trustees noted that the financial condition of the Adviser was sufficient for the Adviser to fulfill the duties required under the Advisory Agreement and to support the launch of the Fund. The Trustees agreed that the Adviser had sufficient personnel resources to service the Fund and concluded that, based on the Board’s experience with the Adviser, the Adviser would provide high quality service to the Fund and its respective shareholders.

Performance. The Trustees reviewed the investment objective of the Fund and considered the performance of other Funds in the Trust. They reviewed the hypothetical, back-tested annualized returns as of September 30, 2025, noting that the strategy outperformed its benchmark for the one-, five-, ten-year and since inception periods ended September 30, 2025. The Trustees noted that the Fund will seek to provide long-term capital appreciation by combining exposure to U.S. large-cap equities with a managed futures strategy. The Trustees also noted that the equity allocation will be implemented through liquid ETFs or derivatives linked to U.S. equity indexes, while the managed futures sleeve will utilize a systematic, rules-based approach that dynamically adjusts exposures across equity, fixed income, currency, and commodity futures. The Trustees acknowledged that the dual sleeve construction is designed to provide equity market participation while diversifying risk through a model-driven futures overlay. The Trustees considered the Adviser’s experience in managing other ETFs with dual sleeves.

Appendix D-1

Fees and Expenses. The Trustees discussed the Adviser’s criteria for selecting the constituents in each peer group (each a “Peer Group”), including the use of mutual funds as relevant comparisons. The Trustees further discussed the Morningstar category for the Fund. The Trustees discussed the proposed annual advisory fee of 0.25% and estimated net expense ratio of 0.10%. The Trustees noted that the proposed advisory fee and net expense ratio were lower than averages of the Adviser’s selected Peer Group and Morningstar US Fund Systematic Trend category. The Trustees acknowledged that the Adviser intends to execute the managed futures strategy by investing in swaps on an affiliated ETF, Simplify Managed Futures Strategy ETF (“CTA”), and that the Adviser anticipates that, as a result of the swap counterparty investing in CTA, additional revenue will accrue to the Adviser through the additional management fees generated by CTA. The Trustees also noted that the Adviser intends to reduce its management fee to 0.07% of the Fund’s average daily net assets through at least one year from the date of the prospectus. The Trustees concluded that the proposed fees to be charged by the Adviser were not unreasonable.

Profitability. The Trustees reviewed the profit analyses provided by Simplify. They noted that because the Fund had not yet commenced operations, the profitability analysis provided was estimated based on projected asset growth over the first 24 months of operations. The Trustees noted further that the Adviser anticipated not making a profit in the first or second year for the Fund’s operations, however, that the Adviser anticipates that the early losses related to the Fund will be offset by the additional management fees that are paid to the Adviser as a result of the swaps on CTA, and that with the Adviser/sub-adviser 50/50 split of the 0.75% management fee for CTA, the Adviser anticipates receiving additional revenue in year one and year two from corresponding CTA management fees, thus mitigating the losses in early years. The Trustees then concluded that based on the information provided by the Adviser, the estimated profitability was not excessive with respect to the Fund.

Economies of Scale. The Trustees considered whether economies of scale would likely be realized by the Adviser during the initial term of the proposed Advisory Agreement. They discussed the Fund’s prospects for growth. They then discussed whether the Adviser would benefit from economies of scale related to the Fund from lower variable costs and decreasing impact of fixed costs. Based on these and other considerations, the Trustees agreed that economies of scale were unlikely to be realized during the initial term of the Advisory Agreement and would be revisited at the first contract renewal in two years.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Advisory Agreement was in the best interests of the Fund and its respective future shareholders.

Appendix D-2

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees since last provided in response to this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation [Applies to listed companies only].

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Not applicable for semi-annual reporting period.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Simplify Exchange Traded Funds

By	/s/ Paul Kim, President
Paul Kim, President (principal executive officer)

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul Kim, President
Paul Kim, President (principal executive officer)

Date:	March 4, 2026

By	/s/ Fiona Ho, Treasurer
Fiona Ho, Treasurer (principal financial officer)

Date:	March 4, 2026